UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

August 31, 2018

Annual Report

DBX ETF Trust

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 US QARP ETF (QARP)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our five comprehensive factor equity ETFs for the period ended August 31, 2018.

Most major economies surpassed preliminary estimates and displayed robust economic growth. However, growth in the Eurozone and the UK remained flat. Inflation rates followed suit, as all major economies experienced an uptick, within controlled limits. The Federal Reserve Board (FRB) achieved its long-term inflation objective of 2.0% and indicated room for a further increase in interest rates, sighting the market’s potential. On the other hand, the European Central Bank (ECB) continued its liberal monetary policy in light of the still uncertain Brexit1 negotiations. Elsewhere, the impact of the USD’s strengthening, due to its central bank’s policies, partially impacted emerging markets, though they largely held their ground.

The U.S. economy inched higher after consecutive quarters of stable growth, on lower unemployment levels and private inventory investment. U.S. equity markets bucked the trend by charting record levels while justifying high valuations. The passing of the anticipated U.S. tax bill gave a head start to equity markets, while fixed investment and business optimism pumped the continual streak of the rising economy. The positive job market situation sustained faith for consumer demand to continue, which further fueled ongoing business confidence. On a partially detracting note, trade tariffs2 proved to be rather detrimental for the U.S., as exports fell at a faster pace than imports.

The Eurozone gross domestic product (GDP) rebounded through the review period, as the initial up move came from increasing consumer confidence and higher industrial production. However, these gains were reduced at the end of the review cycle, as the same contributing factors slowed down marginally. Eurozone stabilized its unemployment rates from reaching historical decade lows. This was further incentivized with an increase in wage growth. However, the ECB pledged to keep interest rates at ultra-low levels to support a synchronized uptick across the Eurozone. Exports surpassed imports compared to the previous year, expanding the bloc’s balance of trade position.

Most Asian equity markets soared except Chinese equity indices due to the impending trade tariff discrepancies with the U.S. In addition, the housing curbs implied by the Government of China also affected the real estate sector. Elsewhere, strengthening economies, such as Japan and India, buoyed their equity markets to peak levels despite periodic turbulence. Strong business investment and private consumption in Japan also helped bring down the unemployment rate to its lowest level in more than two decades.

Most developed economies are in the extended phase of economic growth, with equity markets also trading at historic highs. While global growth remains solid and monetary policy tightens, investors would closely monitor central bank actions as they move monetary policies towards normalization, albeit at a varying pace. In such volatile markets, diversifying factors may be a better position than pursuing a single-factor approach. However, whether markets remain relatively calm, or we do in fact witness some episodic volatility, our view is that retaining a diversified factor approach is right. It takes advantage of the relatively uncorrelated nature of their excess returns, and mitigates the need to try and time a particular market cycle.

1

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

2 Tariffs are used to restrict imports by increasing the price of goods and services purchased from overseas and making them less attractive to consumers. A specific tariff is levied as a fixed fee based on the type of item.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion on Fund Performance (Unaudited)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

The Xtrackers FTSE Developed ex-US Comprehensive Factor ETF (DEEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex-US Comprehensive Factor Index (the DEEF Index). The DEEF index is designed to provide exposure to developed international equities (except the United States) based on five factors — value, momentum, quality, low volatility and size. For the 12-month period ended August 31, 2018, DEEF shares returned 5.32%, compared to the DEEF Index return of 5.96%.

The majority of the sectors contributed positively to performance during the period, with the greatest contributions coming from Materials, Information Technology, and Industrials. Telecommunications and Utilities were the only negative contributors to performance.

Xtrackers FTSE Emerging Comprehensive Factor ETF

The Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Emerging Comprehensive Factor Index (the DEMG Index). The DEMG index is designed to provide exposure to emerging market equities based on five factors — value, momentum, quality, low volatility, and size. For the 12-month period ended August 31, 2018, DEMG shares returned -5.89%, compared to the DEMG Index return of -5.26%.

The majority of the sectors contributed negatively to performance during the period owing to a combination of factors, such as the USD strengthening, higher crude oil prices, and trade tariff discrepancies. Consumer Discretionary, Utilities, and Information Technology detracted the most from the performance, while Materials and Energy contributed positively to performance. From a geographical perspective, Taiwan (Republic of China), the Russian Federation, and India were the major positive contributors, while Turkey, Brazil, and Poland contributed negatively to performance.

Xtrackers Russell 1000 Comprehensive Factor ETF

The Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the DEUS Index). The DEUS index is designed to provide exposure to large-cap United States equities based on five factors — value, momentum, quality, low volatility and size. For the 12-month period ended August 31, 2018, DEUS shares returned 16.97%, compared to the DEUS Index return of 17.15%.

The majority of the sectors contributed positively to performance during the period, with the greatest contribution coming from Information Technology, Industrials, and Healthcare. Telecommunications was the only negative contributor to performance.

Xtrackers Russell 1000 US QARP ETF

The Xtrackers Russell 1000 US QARP ETF (QARP) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index. Russell 1000 2Qual/Val 5% Capped Factor Index is a multifactor index designed to capture exposure to large-cap U.S. equities that exhibit strong quality and value factor characteristics. For the period ended April 5, 2018 (Commencement of Operations) to August 31, 2018, QARP shares returned 9.52%, compared to the QARP Index return of 9.65%.

All sectors contributed negatively to performance during the period, with Consumer Discretionary, Financials, and Industrials detracting the most from performance.

Xtrackers Russell 2000 Comprehensive Factor ETF

The Xtrackers Russell 2000 Comprehensive Factor ETF (DESC) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 2000 Comprehensive Factor Index (the DESC Index). The DESC index is designed to provide exposure to small-cap United States equities based on five factors — value, momentum, quality, low volatility and size. For the 12-month period ended August 31, 2018, DESC shares returned 25.08%, compared to the DESC Index return of 25.49%.

3

DBX ETF Trust

Management’s Discussion on Fund Performance (Unaudited) (Continued)

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Discretionary, Industrials, and Information Technology.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-15 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

This Page is Intentionally Left Blank

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). It is not possible to invest directly into an index.

Performance as of 8/31/18

Average Annual Total Returns
	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
One Year	5.32%	4.61%	5.96%	4.92%
Since Inception[1]	8.44%	8.38%	9.25%	8.18%

Cumulative Total Returns
	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
One Year	5.32%	4.61%	5.96%	4.92%
Since Inception[1]	25.18%	25.01%	27.80%	24.37%

1 Total returns are calculated based on the commencement of operations, 11/24/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 29, 2017, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 11/24/15.

Sector Diversification* as of 8/31/18

Industrials	23.3%
Consumer Discretionary	14.7%
Materials	11.9%
Real Estate	11.8%
Financials	8.6%
Consumer Staples	8.4%
Information Technology	6.0%
Utilities	5.1%
Health Care	4.3%
Energy	3.6%
Telecommunication Services	2.3%

Total	100.0%

Ten Largest Equity Holdings as of 8/31/18 (7.9% of Net Assets)

Description	% of Net Assets
Segro PLC (United Kingdom)	1.0%
Link (Hong Kong)	1.0%
3i Group PLC (United Kingdom)	0.9%
Svenska Cellulosa AB SCA (Sweden)	0.8%
Gecina SA (France)	0.8%
Magna International, Inc. (Canada)	0.8%
Koninklijke DSM NV (Netherlands)	0.8%
DSV A/S (Denmark)	0.6%
Caltex Australia Ltd. (Australia)	0.6%
Kinnevik AB (Sweden)	0.6%

Country Diversification* as of 8/31/18

Japan	23.2%
United Kingdom	12.9%
Australia	8.9%
France	7.8%
Germany	5.9%
Sweden	5.5%
Canada	5.4%
Hong Kong	4.4%
Switzerland	4.0%
South Korea	3.4%
Netherlands	2.6%
Singapore	2.6%
Finland	2.1%
Denmark	2.0%
Other	9.3%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 17.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers FTSE Emerging Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Emerging Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in emerging market countries selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Emerging Index, which is comprised of large- and mid-cap equity securities from emerging markets. It is not possible to invest directly into an index.

Performance as of 8/31/18

Average Annual Total Returns
	Net Asset Value	Market Value	FTSE Emerging Comprehensive Factor Index	FTSE Emerging Net Tax (US RIC) Index
One Year	-5.89%	-6.18%	-5.26%	-1.63%
Since Inception[1]	5.35%	5.36%	6.97%	11.56%

Cumulative Total Returns
	Net Asset Value	Market Value	FTSE Emerging Comprehensive Factor Index	FTSE Emerging Net Tax (US RIC) Index
One Year	-5.89%	-6.18%	-5.26%	-1.63%
Since Inception[1]	13.16%	13.17%	17.31%	29.59%

1 Total returns are calculated based on the commencement of operations, 4/19/16 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 29, 2017, was 0.50%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 4/19/16.

Sector Diversification* as of 8/31/18

Industrials	12.1%
Financials	11.6%
Materials	11.6%
Energy	11.0%
Consumer Staples	10.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Utilities	8.1%
Real Estate	6.8%
Telecommunication Services	4.6%
Health Care	3.3%

Total	100.0%

Ten Largest Equity Holdings as of 8/31/18 (8.6% of Net Assets)

Description	% of Net Assets
China Petroleum & Chemical Corp. (China)	1.4%
China Shenhua Energy Co. Ltd. (China)	1.0%
Kingboard Holdings Ltd. (Hong Kong)	1.0%
SPAR Group Ltd. (South Africa)	0.9%
MOL Hungarian Oil & Gas PLC (Hungary)	0.8%
Thai Oil PCL, NVDR (Thailand)	0.8%
Sime Darby Bhd (Malaysia)	0.7%
Synnex Technology International Corp. (Taiwan)	0.7%
Asustek Computer, Inc. (Taiwan)	0.7%
Uni-President Enterprises Corp. (Taiwan)	0.6%

Country Diversification* as of 8/31/18

China	16.6%
Taiwan	14.0%
South Africa	10.0%
India	7.9%
Brazil	6.9%
Thailand	6.8%
Malaysia	6.0%
Hong Kong	5.1%
Mexico	5.0%
Russia	3.3%
Philippines	2.6%
Turkey	2.6%
Chile	2.6%
Poland	2.1%
Indonesia	2.0%
Other	6.5%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 30.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of 8/31/18

Average Annual Total Returns
	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
One Year	16.97%	17.00%	17.15%	19.82%
Since Inception[1]	13.63%	13.64%	13.88%	14.94%

Cumulative Total Returns
	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
One Year	16.97%	17.00%	17.15%	19.82%
Since Inception[1]	42.51%	42.55%	43.40%	47.13%

1 Total returns are calculated based on the commencement of operations, 11/24/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 29, 2017, as supplemented July 17, 2018, was 0.17%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 11/24/15.

Sector Diversification* as of 8/31/18

Consumer Discretionary	19.2%
Industrials	17.3%
Information Technology	16.5%
Financials	13.0%
Health Care	9.5%
Materials	5.9%
Utilities	5.7%
Consumer Staples	5.6%
Real Estate	4.0%
Energy	3.1%
Telecommunication Services	0.2%

Total	100.0%

Ten Largest Equity Holdings as of 8/31/18 (7.4% of Net Assets)

Description	% of Net Assets
Target Corp.	1.0%
Dollar General Corp.	0.9%
Ross Stores, Inc.	0.8%
Lear Corp.	0.8%
Centene Corp.	0.7%
Torchmark Corp.	0.7%
LyondellBasell Industries NV	0.7%
Valero Energy Corp.	0.6%
Phillips 66	0.6%
CDW Corp.	0.6%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 41.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 US QARP ETF (QARP)

Xtrackers Russell 1000 US QARP ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of 8/31/18

Cumulative Total Returns
	Net Asset Value	Market Value	Russell 1000 2Qual/Val 5% Capped Factor Index	Russell 1000 Index Total Return
Since Inception[1]	9.52%	9.56%	9.65%	10.72%

1 Total returns are calculated based on the commencement of operations, 4/5/18 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated January 19, 2018, was 0.19%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 US QARP ETF (QARP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 4/5/18.

Sector Diversification* as of 8/31/18

Information Technology	26.3%
Consumer Discretionary	16.2%
Health Care	15.3%
Industrials	12.6%
Consumer Staples	11.2%
Energy	7.5%
Financials	4.3%
Materials	2.3%
Utilities	1.8%
Real Estate	1.7%
Telecommunication Services	0.8%

100.0%

Ten Largest Equity Holdings as of 8/31/18 (29.1% of Net Assets)

Description	% of Net Assets
Apple, Inc.	5.5%
Alphabet, Inc.	3.9%
Johnson & Johnson	3.3%
Exxon Mobil Corp.	3.3%
Home Depot, Inc.	2.4%
Boeing Co.	2.4%
Visa, Inc.	2.2%
Intel Corp.	2.1%
Walmart, Inc.	2.0%
Procter & Gamble Co.	2.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 50.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

Xtrackers Russell 2000 Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 2000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 2000 Index, which is comprised of small-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of 8/31/18

Average Annual Total Returns
	Net Asset Value	Market Value	Russell 2000 Comprehensive Factor Index	Russell 2000 Index Total Return
One Year	25.08%	24.74%	25.49%	25.45%
Since Inception[1]	23.47%	23.42%	23.85%	25.67%

Cumulative Total Returns
	Net Asset Value	Market Value	Russell 2000 Comprehensive Factor Index	Russell 2000 Index Total Return
One Year	25.08%	24.74%	25.49%	25.45%
Since Inception[1]	58.28%	58.15%	59.34%	64.47%

1 Total returns are calculated based on the commencement of operations, 6/28/16 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 29, 2017, was 0.30%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/28/16.

Sector Diversification* as of 8/31/18

Financials	28.7%
Consumer Discretionary	17.3%
Industrials	17.0%
Information Technology	10.7%
Health Care	7.3%
Real Estate	6.4%
Materials	4.4%
Energy	3.1%
Consumer Staples	2.6%
Utilities	1.8%
Telecommunication Services	0.7%

100.0%

Ten Largest Equity Holdings as of 8/31/18 (3.1% of Net Assets)

Description	% of Net Assets
DSW, Inc.	0.4%
Renewable Energy Group, Inc.	0.3%
Genesco, Inc.	0.3%
Caleres, Inc.	0.3%
Materion Corp.	0.3%
Warrior Met Coal, Inc.	0.3%
RH	0.3%
Schnitzer Steel Industries, Inc.	0.3%
Electro Scientific Industries, Inc.	0.3%
BJ’s Restaurants, Inc.	0.3%

* As a percent of total investments excluding exchange traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 55.

15

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period Xtrackers Russell 1000 Comprehensive Factor ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2018 to August 31, 2018), except for Xtrackers Russell 1000 QARP ETF which is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to August 31, 2018).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Actual	$1,000.00	$978.10	0.35%	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
Xtrackers FTSE Emerging Comprehensive Factor ETF
Actual	$1,000.00	$882.40	0.50%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
Xtrackers Russell 1000 Comprehensive Factor ETF
Actual	$1,000.00	$1,069.90	0.17%	$0.89
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	0.17%	$0.87
Xtrackers Russell 1000 QARP ETF
Actual (2)	$1,000.00	$1,095.20	0.19%	$0.81
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97
Xtrackers Russell 2000 Comprehensive Factor ETF
Actual	$1,000.00	$1,163.90	0.30%	$1.64
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 149 (the number of days in the period April 05, 2018 (commencement of operations) to August 31, 2018), then divided by 365.

16

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

August 31, 2018

	Number of Shares	Value
COMMON STOCKS — 99.4%
Australia — 8.9%
Adelaide Brighton Ltd.	14,731	$68,608
AGL Energy Ltd.	3,744	56,265
Alumina Ltd.	38,166	79,493
Amcor Ltd.	6,238	64,512
AMP Ltd.	3,805	9,191
Ansell Ltd.	1,425	25,867
APA Group (a)	6,981	50,487
Aristocrat Leisure Ltd.	7,344	167,780
ASX Ltd.	1,338	65,451
Atlas Arteria Ltd. (a)	12,814	63,758
Aurizon Holdings Ltd.	3,912	11,882
AusNet Services	20,562	24,462
Australia & New Zealand Banking Group Ltd.	406	8,662
Bank of Queensland Ltd.	974	8,094
Bendigo & Adelaide Bank Ltd.	1,789	14,995
BHP Billiton Ltd.	1,214	29,157
BHP Billiton PLC	2,029	43,350
BlueScope Steel Ltd.	4,118	51,552
Boral Ltd.	733	3,711
Brambles Ltd.	11,688	92,727
Caltex Australia Ltd.	15,905	347,490
Challenger Ltd.	2,729	21,374
CIMIC Group Ltd.	1,393	49,646
Coca-Cola Amatil Ltd.	3,161	21,466
Cochlear Ltd.	773	120,645
Computershare Ltd.	8,045	111,825
Crown Resorts Ltd.	8,906	91,460
CSL Ltd.	355	58,359
CSR Ltd.	22,495	70,117
Dexus REIT	34,745	269,368
Domain Holdings Australia Ltd.	3,658	9,497
DuluxGroup Ltd.	12,653	71,924
Fairfax Media Ltd.	12,550	7,987
Flight Centre Travel Group Ltd.	960	40,559
Goodman Group REIT	17,980	139,134
GPT Group REIT	62,359	233,157
Harvey Norman Holdings Ltd. (b)	8,939	23,273
Healthscope Ltd.	5,814	9,208
Iluka Resources Ltd.	928	6,228
Incitec Pivot Ltd.	5,943	16,848
Insurance Australia Group Ltd.	24,756	138,215
IOOF Holdings Ltd.	5,580	33,898
LendLease Group (a)	7,390	109,508
Macquarie Group Ltd.	76	7,112
Magellan Financial Group Ltd.	1,468	29,748
Medibank Pvt Ltd.	73,539	161,678
Metcash Ltd.	17,938	35,805
Mirvac Group REIT	144,790	254,451
National Australia Bank Ltd.	209	4,288
Newcrest Mining Ltd.	531	7,446
Oil Search Ltd.	8,150	52,811
Orica Ltd.	1,783	22,682
Origin Energy Ltd.*	1,535	8,825
Orora Ltd.	37,228	95,039
OZ Minerals Ltd.	1,265	8,298

	Number of Shares	Value
Australia (Continued)
Perpetual Ltd.	1,022	$32,440
Platinum Asset Management Ltd.	6,604	25,838
Qantas Airways Ltd.	10,973	51,026
Ramsay Health Care Ltd.	914	36,818
REA Group Ltd.	640	42,179
Scentre Group REIT	71,522	212,589
SEEK Ltd.	5,125	83,023
Shopping Centres Australasia Property Group REIT	56,747	98,905
Sonic Healthcare Ltd.	5,514	104,439
South32 Ltd.	6,030	15,176
Star Entertainment Group Ltd.	9,999	38,977
Stockland REIT	43,011	128,466
Suncorp Group Ltd.	2,532	28,364
Sydney Airport (a)	4,935	25,732
Tabcorp Holdings Ltd.	1,992	6,915
Telstra Corp. Ltd.	5,535	12,409
TPG Telecom Ltd.	1,750	10,935
Transurban Group (a)(c)	4,682	40,835
Treasury Wine Estates Ltd.	2,665	37,525
Vicinity Centres REIT	102,711	205,757
Wesfarmers Ltd.	3,052	113,561
Westpac Banking Corp.	249	5,139
Woodside Petroleum Ltd.	4,784	127,562
Woolworths Group Ltd.	6,583	134,731

		5,248,714

Austria — 0.4%
ANDRITZ AG	497	29,491
Erste Group Bank AG*	124	4,944
OMV AG	1,957	103,898
Telekom Austria AG*	4,847	41,958
Vienna Insurance Group AG Wiener Versicherung Gruppe	249	6,803
voestalpine AG	779	35,022

		222,116

Belgium — 0.7%
Ackermans & van Haaren NV	115	20,552
Ageas	405	21,007
bpost SA	3,981	60,446
Colruyt SA	1,460	86,974
KBC Group NV	123	8,758
Proximus SADP	1,825	42,139
Sofina SA	120	23,819
Solvay SA	445	59,361
Telenet Group Holding NV*	130	7,124
UCB SA	395	36,197
Umicore SA	730	40,803

		407,180

Bermuda (d) — 0.0%
Hiscox Ltd.	310	6,789

Canada — 5.3%
Alimentation Couche-Tard, Inc., Class B	1,047	50,168
ARC Resources Ltd.	325	3,452
Bank of Montreal	64	5,250

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Canada (Continued)
Bank of Nova Scotia	352	$20,389
BCE, Inc.	679	27,718
Brookfield Asset Management, Inc., Class A	817	34,937
Canadian Imperial Bank of Commerce	429	40,237
Canadian National Railway Co.	761	67,734
Canadian Natural Resources Ltd.	334	11,414
Canadian Pacific Railway Ltd.	892	187,772
Canadian Tire Corp. Ltd., Class A	1,341	167,909
Canadian Utilities Ltd., Class A	1,040	25,323
CGI Group, Inc., Class A*	2,741	180,127
CI Financial Corp.	9,284	149,518
Constellation Software, Inc.	138	105,313
Dollarama, Inc.	3,552	134,431
Fairfax Financial Holdings Ltd.	36	19,780
Fortis, Inc.	4,380	143,498
Franco-Nevada Corp.	108	6,909
George Weston Ltd.	572	44,586
Great-West Lifeco, Inc.	349	8,522
Husky Energy, Inc.	2,155	35,665
Hydro One Ltd., 144A	1,912	28,271
IGM Financial, Inc.	1,121	31,302
Imperial Oil Ltd.	490	15,283
Intact Financial Corp.	1,310	103,980
Inter Pipeline Ltd.	1,614	29,682
Loblaw Cos. Ltd.	896	46,382
Magna International, Inc.	8,301	449,824
Manulife Financial Corp.	2,225	40,748
Metro, Inc.	4,117	129,008
National Bank of Canada	1,454	72,825
Nutrien Ltd.	532	29,922
Pembina Pipeline Corp.	538	18,364
Power Corp. of Canada	1,876	42,082
Power Financial Corp.	605	14,119
Restaurant Brands International, Inc.	654	37,541
RioCan Real Estate Investment Trust REIT	5,440	105,383
Rogers Communications, Inc., Class B	2,649	137,371
Royal Bank of Canada	251	19,954
Saputo, Inc.	1,514	46,397
Shaw Communications, Inc., Class B	4,299	86,775
Sun Life Financial, Inc. (b)	1,200	47,735
Suncor Energy, Inc.	974	40,127
TELUS Corp.	1,532	56,853
Thomson Reuters Corp.	369	16,425
Toronto-Dominion Bank	269	16,225
TransCanada Corp.	854	36,401

		3,169,631

China (d) — 0.2%
AAC Technologies Holdings, Inc.	519	5,753
Minth Group Ltd.	5,536	22,676
Shui On Land Ltd.	21,876	5,212
Tingyi Cayman Islands Holding Corp.	10,442	18,652
Uni-President China Holdings Ltd.	12,456	12,267
Want Want China Holdings Ltd.	58,127	47,471

		112,031

	Number of Shares	Value
Denmark — 2.0%
Carlsberg A/S, Class B	920	$112,566
Chr Hansen Holding A/S	657	66,853
Coloplast A/S, Class B	599	64,260
Danske Bank A/S	171	5,043
DSV A/S	3,848	361,403
H Lundbeck A/S	230	13,525
ISS A/S	1,159	40,553
Jyske Bank A/S	146	7,424
Novo Nordisk A/S, Class B	811	39,837
Novozymes A/S, Class B	1,810	99,432
Orsted A/S, 144A	2,041	129,322
Pandora A/S	189	11,318
Rockwool International A/S, Class B	269	116,792
Tryg A/S	1,850	45,560
Vestas Wind Systems A/S	83	5,797
William Demant Holding A/S*	1,329	54,175

		1,173,860

Finland — 2.1%
Elisa OYJ	3,672	157,437
Fortum OYJ	3,687	93,518
Huhtamaki OYJ	1,413	50,718
Kesko OYJ, Class B	2,888	168,681
Kone OYJ, Class B	1,771	95,837
Metso OYJ	210	7,391
Neste OYJ	1,592	138,551
Nokian Renkaat OYJ	920	38,053
Sampo OYJ, Class A	1,570	80,503
Stora Enso OYJ, Class R	5,484	102,314
UPM-Kymmene OYJ	6,538	252,551
Wartsila OYJ Abp	3,534	74,794

		1,260,348

France — 7.7%
Accor SA	534	26,778
Aeroports de Paris	125	27,531
Air France-KLM*	735	7,076
Air Liquide SA	498	62,867
Airbus SE	82	10,138
ALD SA, 144A	642	11,989
Alstom SA	850	37,581
Amundi SA, 144A	128	9,248
Arkema SA	1,001	125,667
Atos SE	1,307	156,936
AXA SA	196	4,959
BioMerieux	849	74,777
Bollore SA	11,961	57,392
Bouygues SA	1,794	79,381
Bureau Veritas SA	1,974	50,850
Capgemini SE	1,082	139,424
Carrefour SA	1,219	21,799
Casino Guichard Perrachon SA (b)	87	2,764
Cie de Saint-Gobain	1,100	47,438
Cie Generale des Etablissements Michelin	1,989	235,933
Cie Plastic Omnium SA	833	33,069
CNP Assurances	210	4,855
Danone SA	142	11,205

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
France (Continued)
Dassault Aviation SA	26	$48,492
Dassault Systemes SE	272	44,179
Edenred	2,237	85,448
Eiffage SA	2,080	234,651
Electricite de France SA	1,302	21,375
Elior Group SA, 144A	686	10,767
Elis SA	1,468	34,075
Engie SA	5,407	79,456
Essilor International SA	191	27,623
Eurazeo SA	585	44,514
Eutelsat Communications SA	691	16,401
Faurecia SA	943	57,909
Fonciere Des Regions REIT	1,187	124,366
Gecina SA REIT	2,730	469,783
Getlink	2,106	26,586
Hermes International	9	5,866
ICADE REIT	107	10,464
Iliad SA	45	5,827
Imerys SA	516	37,163
Ingenico Group SA	72	5,072
Ipsen SA	250	44,547
JCDecaux SA	351	11,590
Kering	85	46,284
Klepierre SA REIT	1,536	55,222
Lagardere SCA	2,793	82,541
Legrand SA	964	72,793
L’Oreal SA	31	7,455
LVMH Moet Hennessy Louis Vuitton SE	27	9,482
Orange SA	2,060	33,436
Orpea	282	38,224
Pernod Ricard SA	199	31,489
Publicis Groupe SA	1,012	65,114
Remy Cointreau SA	125	17,554
Renault SA	129	11,137
Rexel SA	2,200	34,684
Rubis SCA	1,764	104,673
Safran SA	1,777	232,185
Sanofi	124	10,632
Sartorius Stedim Biotech	166	21,091
Schneider Electric SE	676	55,246
SCOR SE	608	24,696
SEB SA	71	13,267
Societe BIC SA	116	10,764
Sodexo SA	322	33,613
Suez	1,684	24,404
Teleperformance	1,045	201,224
Thales SA	450	63,536
TOTAL SA	373	23,379
Ubisoft Entertainment SA*	210	22,640
Unibail-Rodamco-Westfield (a)	281	59,177
Unibail-Rodamco-Westfield CDI*	7,673	80,573
Valeo SA	885	40,271
Veolia Environnement SA	10,140	214,250
Vinci SA	695	66,761
Vivendi SA	2,488	64,699
Worldline SA, 144A*	237	14,449

		4,572,756

	Number of Shares	Value
Germany — 5.7%
1&1 Drillisch AG	106	$5,377
adidas AG	107	26,754
Allianz SE	39	8,333
Axel Springer SE	474	34,524
BASF SE	357	33,101
Bayer AG	175	16,366
Bayerische Motoren Werke AG	83	8,055
Beiersdorf AG	281	32,792
Brenntag AG	818	49,433
Carl Zeiss Meditec AG	120	10,653
CECONOMY AG	9,837	74,944
Continental AG	224	41,192
Covestro AG, 144A	1,694	144,630
Daimler AG	125	8,101
Deutsche Boerse AG	82	11,353
Deutsche Lufthansa AG	2,762	72,273
Deutsche Post AG	1,490	54,453
Deutsche Telekom AG*	939	15,197
Deutsche Wohnen SE	5,012	253,902
E.ON SE	4,636	49,517
Evonik Industries AG	1,214	45,355
Fielmann AG	235	15,899
Fraport AG Frankfurt Airport Services Worldwide	473	42,618
Fresenius Medical Care AG & Co. KGaA	816	82,846
Fresenius SE & Co. KGaA	160	12,246
FUCHS PETROLUB SE	531	28,574
GEA Group AG	1,175	44,746
Hannover Rueck SE	188	25,877
HeidelbergCement AG	198	15,799
Hella GmbH & Co KGaA	656	39,689
Henkel AG & Co. KGaA	134	14,991
HOCHTIEF AG	193	31,393
HUGO BOSS AG	853	68,301
Infineon Technologies AG	2,031	51,798
Innogy SE*	940	40,849
KION Group AG	85	5,817
LEG Immobilien AG	2,002	244,929
Linde AG	286	65,288
MAN SE	61	6,647
Merck KGaA	112	11,791
METRO AG	2,263	35,427
MTU Aero Engines AG	566	124,398
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	71	15,349
OSRAM Licht AG	802	36,093
ProSiebenSat.1 Media SE	637	16,817
Puma SE	39	21,418
Rational AG	24	19,184
Rheinmetall AG	1,162	126,979
RWE AG	839	21,329
SAP SE	84	10,127
Siemens AG	41	5,342
STADA Arzneimittel AG	159	15,014
Symrise AG	363	33,982
Talanx AG	240	9,081
Telefonica Deutschland Holding AG	889	3,706

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Germany (Continued)
thyssenkrupp AG	328	$7,598
TUI AG	16,568	306,217
Uniper SE	8,958	274,324
United Internet AG	354	18,666
Vonovia SE	5,485	282,011
Wacker Chemie AG	433	62,597
Wirecard AG	310	68,999
Zalando SE, 144A*	109	5,748

		3,366,809

Hong Kong — 4.4%
AIA Group Ltd.	5,236	45,163
ASM Pacific Technology Ltd.	1,392	14,685
Bank of East Asia Ltd.	2,796	10,348
BOC Hong Kong Holdings Ltd.	1,379	6,729
Cafe de Coral Holdings Ltd.	3,581	8,723
Cathay Pacific Airways Ltd.	3,324	4,955
Champion REIT	132,026	97,057
China Mengniu Dairy Co. Ltd.*	10,644	30,716
Chow Tai Fook Jewellery Group Ltd.	6,156	5,718
CK Asset Holdings Ltd.	12,330	87,893
CK Hutchison Holdings Ltd.	4,768	54,946
CK Infrastructure Holdings Ltd.	2,804	20,506
CLP Holdings Ltd.	7,149	84,024
Dah Sing Banking Group Ltd.	2,650	5,463
Dah Sing Financial Holdings Ltd.	731	4,545
Dairy Farm International Holdings Ltd.	1,265	11,727
First Pacific Co. Ltd.	27,840	12,698
Galaxy Entertainment Group Ltd.	899	6,655
Great Eagle Holdings Ltd.	6,381	31,422
Hang Lung Group Ltd.	4,551	12,756
Hang Lung Properties Ltd.	10,614	20,961
Hang Seng Bank Ltd.	449	12,173
Henderson Land Development Co. Ltd.	11,595	61,307
Hong Kong & China Gas Co. Ltd.	17,711	36,465
Hong Kong Exchanges & Clearing Ltd.	453	12,894
Hongkong Land Holdings Ltd.	18,900	130,788
Hopewell Highway Infrastructure Ltd. (c)	50,039	25,066
Hopewell Holdings Ltd.	11,031	38,790
Hysan Development Co. Ltd.	5,953	30,528
Jardine Matheson Holdings Ltd.	200	12,624
Jardine Strategic Holdings Ltd.	100	3,630
Johnson Electric Holdings Ltd.	13,195	38,666
Kerry Logistics Network Ltd.	14,215	21,153
Kerry Properties Ltd.	23,795	90,191
Li & Fung Ltd. (b)	42,413	12,050
Lifestyle International Holdings Ltd.	13,331	25,986
Link REIT	58,932	587,150
Melco International Development Ltd.	3,742	9,964
MTR Corp. Ltd.	2,177	11,219
New World Development Co. Ltd.	15,945	21,290
NWS Holdings Ltd.	43,793	78,002
PCCW Ltd.	28,403	15,090
Power Assets Holdings Ltd.	2,880	20,200
Sa Sa International Holdings Ltd.	13,255	7,008
Shangri-La Asia Ltd.	4,713	7,266
Sino Land Co. Ltd.	31,227	52,914

	Number of Shares	Value
Hong Kong (Continued)
SJM Holdings Ltd. (b)	13,621	$15,410
Sun Art Retail Group Ltd.	13,215	15,237
Sun Hung Kai Properties Ltd.	4,470	66,348
Swire Pacific Ltd., Class A	2,714	30,688
Swire Pacific Ltd., Class B	6,630	12,079
Swire Properties Ltd.	9,818	38,590
Techtronic Industries Co. Ltd.	18,011	110,146
Towngas China Co. Ltd.*	26,299	24,225
VTech Holdings Ltd.	5,464	60,461
WH Group Ltd., 144A	56,902	42,918
Wharf Holdings Ltd.	23,297	66,487
Wharf Real Estate Investment Co. Ltd.	3,419	22,673
Wheelock & Co. Ltd.	4,272	26,806
Xinyi Glass Holdings Ltd.	38,017	47,467
Yue Yuen Industrial Holdings Ltd.	22,104	61,252

		2,580,891

Ireland — 0.8%
CRH PLC	1,614	53,557
DCC PLC	658	59,482
James Hardie Industries PLC CDI	5,129	78,526
Kerry Group PLC, Class A	567	64,816
Kingspan Group PLC	1,634	79,582
Paddy Power Betfair PLC	63	5,744
Smurfit Kappa Group PLC	3,939	160,247

		501,954

Israel — 1.4%
Airport City Ltd.*	1,297	15,736
Alony Hetz Properties & Investments Ltd.	2,364	24,826
Amot Investments Ltd.	4,070	21,473
Azrieli Group Ltd.	288	14,986
Bank Hapoalim BM	3,349	25,140
Bank Leumi Le-Israel BM	17,923	120,652
Bezeq The Israeli Telecommunication Corp. Ltd.	35,299	42,268
Elbit Systems Ltd.	520	67,207
First International Bank of Israel Ltd.	808	18,751
Frutarom Industries Ltd.	407	41,611
Gazit-Globe Ltd.	1,076	9,895
Harel Insurance Investments & Financial Services Ltd.	2,509	20,521
Israel Chemicals Ltd.	2,902	16,988
Israel Corp. Ltd.	26	7,837
Israel Discount Bank Ltd., Class A	17,017	59,569
Mizrahi Tefahot Bank Ltd.	967	17,487
Nice Ltd.*	1,469	169,453
Oil Refineries Ltd.	37,192	19,519
Paz Oil Co. Ltd.	165	25,598
Phoenix Holdings Ltd.	1,213	6,892
Shikun & Binui Ltd.*	6,713	14,131
Shufersal Ltd.	4,803	31,638
Strauss Group Ltd.	1,414	31,227
Tower Semiconductor Ltd.*	323	7,058

		830,463

Italy — 0.9%
A2A SpA	20,789	35,822

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Italy (Continued)
Assicurazioni Generali SpA	799	$13,336
Atlantia SpA	1,007	21,031
Davide Campari-Milano SpA	6,047	53,647
Enel SpA	11,404	56,524
Eni SpA	2,644	49,159
Ferrari NV	119	15,604
FinecoBank Banca Fineco SpA	737	8,802
Intesa Sanpaolo SpA	689	1,705
Luxottica Group SpA	124	8,241
Mediobanca SpA	27	252
Moncler SpA	1,020	46,237
Poste Italiane SpA, 144A	659	5,085
PRADA SpA	1,360	6,134
Prysmian SpA	4,313	111,504
Recordati SpA	595	20,886
Snam SpA	12,975	53,381
Telecom Italia SpA*	10,630	6,790
Telecom Italia SpA-RSP	9,433	5,256
Terna Rete Elettrica Nazionale SpA	2,980	15,693

		535,089

Japan — 23.1%
ABC-Mart, Inc.	200	10,930
Aeon Co. Ltd.	6,800	147,578
Aeon Mall Co. Ltd.	600	10,059
AGC, Inc.	900	36,118
Aica Kogyo Co. Ltd.	2,400	92,528
Air Water, Inc.	2,600	46,708
Aisin Seiki Co. Ltd.	1,800	83,438
Ajinomoto Co., Inc.	400	6,803
Alfresa Holdings Corp.	6,800	170,912
Amada Holdings Co. Ltd.	2,100	22,499
ANA Holdings, Inc.	2,300	79,837
Aoyama Trading Co. Ltd.	400	12,175
Aozora Bank Ltd.	400	14,159
Ariake Japan Co. Ltd.	100	9,018
Asahi Group Holdings Ltd.	200	9,053
Asahi Intecc Co. Ltd.	200	7,639
Asahi Kasei Corp.	8,109	119,202
Asics Corp.	300	4,497
Astellas Pharma, Inc.	4,400	74,679
Autobacs Seven Co. Ltd.	2,500	42,567
Azbil Corp.	2,300	100,496
Bandai Namco Holdings, Inc.	1,900	73,851
Benesse Holdings, Inc.	400	12,535
Bic Camera, Inc.	3,200	42,999
Bridgestone Corp.	3,100	114,428
Brother Industries Ltd.	500	10,290
Calbee, Inc.	200	6,376
Canon Marketing Japan, Inc.	2,000	42,404
Canon, Inc.	4,100	131,743
Capcom Co. Ltd.	154	3,598
Central Japan Railway Co.	510	102,635
Chubu Electric Power Co., Inc.	6,300	91,786
Chugai Pharmaceutical Co. Ltd.	300	17,423
Chugoku Electric Power Co., Inc.	6,200	77,608
Ci:z Holdings Co. Ltd.	200	8,622

	Number of Shares	Value
Japan (Continued)
Citizen Watch Co. Ltd.	2,400	$16,493
Coca-Cola Bottlers Japan Holdings, Inc.	175	4,971
COMSYS Holdings Corp.	3,400	92,447
Concordia Financial Group Ltd.	2,500	12,017
Cosmo Energy Holdings Co. Ltd.	990	36,561
Cosmos Pharmaceutical Corp.	29	6,086
Dai Nippon Printing Co. Ltd.	2,900	65,200
Daicel Corp.	3,800	43,077
Daido Steel Co. Ltd.	100	4,572
Daifuku Co. Ltd.	139	7,233
Dai-ichi Life Holdings, Inc.	100	1,909
Daiichi Sankyo Co. Ltd.	1,329	51,993
Daiichikosho Co. Ltd.	855	39,633
Daikin Industries Ltd.	200	25,558
Daikyo, Inc.	100	2,050
Daito Trust Construction Co. Ltd.	1,943	291,752
Daiwa House Industry Co. Ltd.	2,800	85,577
Denka Co. Ltd.	2,100	72,061
Denso Corp.	788	38,055
Dentsu, Inc.	134	6,272
DIC Corp.	300	10,673
Disco Corp.	111	19,901
Don Quijote Holdings Co. Ltd.	600	29,219
Dowa Holdings Co. Ltd.	100	2,999
East Japan Railway Co.	500	45,340
Ebara Corp.	400	13,708
Electric Power Development Co. Ltd.	3,300	87,526
Exedy Corp.	500	15,760
Ezaki Glico Co. Ltd.	100	5,041
FamilyMart UNY Holdings Co. Ltd.	111	9,700
Fast Retailing Co. Ltd.	11	5,140
FP Corp.	300	16,936
Fuji Electric Co. Ltd.	3,770	30,429
Fuji Media Holdings, Inc.	600	10,335
Fuji Oil Holdings, Inc.	300	9,145
FUJIFILM Holdings Corp.	1,100	46,615
Fujikura Ltd.	500	3,093
Fujitsu Ltd.	1,777	13,030
Fukuyama Transporting Co. Ltd.	400	18,830
Furukawa Electric Co. Ltd.	100	3,450
Glory Ltd.	500	13,365
GS Yuasa Corp.	2,000	9,884
H2O Retailing Corp.	2,100	33,067
Hakuhodo DY Holdings, Inc.	6,600	111,602
Hamamatsu Photonics KK	1,100	44,343
Hankyu Hanshin Holdings, Inc.	2,400	85,819
Haseko Corp.	1,800	23,376
Hikari Tsushin, Inc.	100	18,948
Hino Motors Ltd.	300	3,165
Hirose Electric Co. Ltd.	105	12,518
HIS Co. Ltd.	600	19,750
Hisamitsu Pharmaceutical Co., Inc.	300	21,969
Hitachi Chemical Co. Ltd.	200	4,206
Hitachi Construction Machinery Co. Ltd.	200	5,988
Hitachi High-Technologies Corp.	400	15,746
Hitachi Ltd.	23,000	150,485
Hitachi Metals Ltd.	500	5,790

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Japan (Continued)
Hitachi Transport System Ltd.	100	$2,760
Hokuriku Electric Power Co.*	600	5,909
Honda Motor Co. Ltd.	500	14,844
Horiba Ltd.	500	31,023
Hoshizaki Corp.	200	19,011
House Foods Group, Inc.	2,900	86,175
Hoya Corp.	600	35,155
Idemitsu Kosan Co. Ltd.	300	15,178
Iida Group Holdings Co. Ltd.	700	12,954
Inpex Corp.	3,200	35,063
Isetan Mitsukoshi Holdings Ltd.	900	10,194
Isuzu Motors Ltd.	2,500	36,231
Ito En Ltd.	400	17,604
ITOCHU Corp.	4,200	73,614
Itochu Techno-Solutions Corp.	2,000	44,370
Itoham Yonekyu Holdings, Inc.	900	6,696
Izumi Co. Ltd.	580	34,784
J. Front Retailing Co. Ltd.	2,100	29,923
Japan Airlines Co. Ltd.	2,900	104,744
Japan Tobacco, Inc.	200	5,270
JFE Holdings, Inc.	700	15,350
JSR Corp.	4,100	79,756
JXTG Holdings, Inc.	10,150	71,618
Kagome Co. Ltd.	1,200	34,089
Kajima Corp.	24,000	173,152
Kakaku.com, Inc.	186	3,445
Kaken Pharmaceutical Co. Ltd.	100	5,149
Kamigumi Co. Ltd.	3,800	77,313
Kandenko Co. Ltd.	900	9,034
Kaneka Corp.	8,112	74,254
Kansai Electric Power Co., Inc.	3,400	48,830
Kansai Paint Co. Ltd.	288	5,706
Kao Corp.	1,100	85,562
Kawasaki Heavy Industries Ltd.	500	13,708
KDDI Corp.	700	18,566
Keihan Holdings Co. Ltd.	600	22,077
Keikyu Corp.	600	10,400
Keio Corp.	500	24,846
Keisei Electric Railway Co. Ltd.	2,000	67,277
Kewpie Corp.	200	4,830
Kikkoman Corp.	800	40,186
Kinden Corp.	4,200	66,399
Kintetsu Group Holdings Co. Ltd.	1,300	51,116
Kirin Holdings Co. Ltd.	6,100	151,145
Kissei Pharmaceutical Co. Ltd.	100	2,963
Kobayashi Pharmaceutical Co. Ltd.	600	43,180
Koito Manufacturing Co. Ltd.	800	49,565
Kokuyo Co. Ltd.	3,700	64,367
Komatsu Ltd.	1,191	33,952
Komeri Co. Ltd.	600	14,761
Konami Holdings Corp.	300	12,594
Konica Minolta, Inc.	100	1,020
Kose Corp.	69	12,756
K’s Holdings Corp.	7,200	87,334
Kubota Corp.	2,000	31,321
Kuraray Co. Ltd.	12,800	186,081
Kurita Water Industries Ltd.	3,100	92,258

	Number of Shares	Value
Japan (Continued)
Kyocera Corp.	500	$31,609
KYORIN Holdings, Inc.	100	2,081
Kyowa Exeo Corp.	4,700	131,821
Kyowa Hakko Kirin Co. Ltd.	1,000	17,766
Kyudenko Corp.	100	3,815
Kyushu Electric Power Co., Inc.	4,200	47,195
Kyushu Railway Co.	826	24,880
Lawson, Inc.	500	29,400
Leopalace21 Corp.	4,400	23,412
Lintec Corp.	2,100	57,573
Lion Corp.	1,906	40,239
LIXIL Group Corp.	600	11,791
M3, Inc.	200	8,829
Mabuchi Motor Co. Ltd.	100	4,153
Maeda Corp.	2,600	31,115
Maeda Road Construction Co. Ltd.	3,000	58,304
Makita Corp.	1,600	72,724
Marubeni Corp.	13,000	106,875
Maruichi Steel Tube Ltd.	1,250	38,384
Matsumotokiyoshi Holdings Co. Ltd.	1,800	68,179
Mazda Motor Corp.	100	1,162
Mebuki Financial Group, Inc.	3,300	11,726
Medipal Holdings Corp.	5,300	107,114
Megmilk Snow Brand Co. Ltd.	200	5,057
MEIJI Holdings Co. Ltd.	300	19,967
MINEBEA MITSUMI, Inc.	351	6,603
Miraca Holdings, Inc.	108	2,990
MISUMI Group, Inc.	900	23,246
Mitsubishi Chemical Holdings Corp.	7,000	62,876
Mitsubishi Corp.	2,400	68,633
Mitsubishi Electric Corp.	2,800	37,877
Mitsubishi Gas Chemical Co., Inc.	3,200	66,721
Mitsubishi Heavy Industries Ltd.	121	4,502
Mitsubishi Materials Corp.	200	5,420
Mitsubishi Shokuhin Co. Ltd.	100	2,764
Mitsubishi Tanabe Pharma Corp.	500	8,355
Mitsui & Co. Ltd.	3,200	53,461
Mitsui Chemicals, Inc.	500	12,959
Mitsui Fudosan Co. Ltd.	300	6,884
Mitsui Mining & Smelting Co. Ltd.	109	3,131
Miura Co. Ltd.	953	26,772
Mochida Pharmaceutical Co. Ltd.	100	7,747
Morinaga & Co. Ltd.	100	3,896
Morinaga Milk Industry Co. Ltd.	200	5,438
MS&AD Insurance Group Holdings, Inc.	100	3,080
Murata Manufacturing Co. Ltd.	39	6,748
Nabtesco Corp.	2,000	52,252
Nagase & Co. Ltd.	2,700	45,120
Nagoya Railroad Co. Ltd.	2,700	61,726
Nankai Electric Railway Co. Ltd.	700	18,263
NGK Insulators Ltd.	100	1,632
NGK Spark Plug Co. Ltd.	200	5,700
NHK Spring Co. Ltd.	700	7,418
Nichirei Corp.	600	15,108
Nidec Corp.	36	5,229
Nifco, Inc.	1,900	52,261
Nihon Kohden Corp.	400	11,724

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Japan (Continued)
Nihon M&A Center, Inc.	206	$5,404
Nikon Corp.	2,800	53,710
Nippo Corp.	2,500	46,535
Nippon Electric Glass Co. Ltd.	200	6,439
Nippon Express Co. Ltd.	1,000	62,768
Nippon Kayaku Co. Ltd.	2,600	30,599
Nippon Paper Industries Co. Ltd.	900	16,420
Nippon Shinyaku Co. Ltd.	100	5,889
Nippon Shokubai Co. Ltd.	200	14,772
Nippon Steel & Sumitomo Metal Corp.	900	18,144
Nippon Telegraph & Telephone Corp.	200	8,928
Nippon Television Holdings, Inc.	700	11,616
Nishi-Nippon Financial Holdings, Inc.	2,100	24,450
Nishi-Nippon Railroad Co. Ltd.	2,100	56,229
Nissan Chemical Corp.	1,083	51,764
Nissan Motor Co. Ltd.	2,400	22,510
Nissan Shatai Co. Ltd.	300	2,662
Nisshin Seifun Group, Inc.	4,800	96,229
Nisshinbo Holdings, Inc.	500	5,623
Nissin Foods Holdings Co. Ltd.	684	43,735
Nitori Holdings Co. Ltd.	243	36,970
Nitto Denko Corp.	200	15,562
Noevir Holdings Co. Ltd.	300	17,613
NOF Corp.	3,600	119,800
NOK Corp.	200	3,827
Nomura Real Estate Holdings, Inc.	600	13,035
Nomura Research Institute Ltd.	510	25,434
NS Solutions Corp.	100	3,242
NTT Data Corp.	500	6,439
NTT DOCOMO, Inc.	500	13,009
Obayashi Corp.	14,700	138,005
Obic Co. Ltd.	400	37,661
Odakyu Electric Railway Co. Ltd.	800	17,337
Oji Holdings Corp.	27,000	185,300
Olympus Corp.	89	3,632
Omron Corp.	600	26,920
Ono Pharmaceutical Co. Ltd.	700	18,433
Oracle Corp.	300	25,242
Oriental Land Co. Ltd.	400	42,945
ORIX Corp.	2,100	33,843
Osaka Gas Co. Ltd.	4,900	91,716
OSG Corp.	700	16,104
Otsuka Corp.	1,100	39,929
Otsuka Holdings Co. Ltd.	100	4,699
PALTAC CORPORATION	2,200	119,836
Panasonic Corp.	2,200	26,318
Park24 Co. Ltd.	200	5,880
Penta-Ocean Construction Co. Ltd.	8,600	50,568
Persol Holdings Co. Ltd.	1,243	27,856
Pigeon Corp.	400	19,371
Pola Orbis Holdings, Inc.	435	15,378
Recruit Holdings Co. Ltd.	1,085	33,141
Relo Group, Inc.	600	16,477
Rengo Co. Ltd.	4,100	35,274
Resorttrust, Inc.	400	6,486
Ricoh Co. Ltd.	600	6,304
Rinnai Corp.	400	29,833

	Number of Shares	Value
Japan (Continued)
Rohm Co. Ltd.	100	$9,045
Rohto Pharmaceutical Co. Ltd.	800	25,612
Ryohin Keikaku Co. Ltd.	94	27,975
Sankyo Co. Ltd.	100	3,837
Sankyu, Inc.	1,900	101,096
Santen Pharmaceutical Co. Ltd.	200	3,088
Sanwa Holdings Corp.	3,800	43,660
Sapporo Holdings Ltd.	400	8,387
Sawai Pharmaceutical Co. Ltd.	87	4,653
SCREEN Holdings Co. Ltd.	100	7,584
SCSK Corp.	100	4,762
Secom Co. Ltd.	900	74,226
Sega Sammy Holdings, Inc.	2,500	40,402
Seibu Holdings, Inc.	2,200	39,740
Seino Holdings Co. Ltd.	4,300	65,963
Sekisui Chemical Co. Ltd.	4,400	76,663
Sekisui House Ltd.	3,500	57,242
Seven & i Holdings Co. Ltd.	1,200	48,970
Seven Bank Ltd.	3,600	11,233
Shikoku Electric Power Co., Inc.	2,100	27,972
Shimachu Co. Ltd.	1,118	36,600
Shimadzu Corp.	2,600	77,260
Shimamura Co. Ltd.	200	18,524
Shimano, Inc.	66	10,202
Shimizu Corp.	4,800	42,076
Shin-Etsu Chemical Co. Ltd.	400	37,607
Shionogi & Co. Ltd.	500	29,111
Shiseido Co. Ltd.	600	42,336
Shochiku Co. Ltd.	45	5,523
Showa Denko KK	943	44,988
Showa Shell Sekiyu KK	7,700	155,618
SKY Perfect JSAT Holdings, Inc.	2,700	12,808
Skylark Holdings Co. Ltd.	600	8,587
SMC Corp.	84	28,006
Sohgo Security Services Co. Ltd.	600	26,460
Sojitz Corp.	4,000	13,960
Sompo Holdings, Inc.	200	8,557
Sony Corp.	300	17,175
Sony Financial Holdings, Inc.	100	1,998
Sotetsu Holdings, Inc.	900	28,124
Stanley Electric Co. Ltd.	1,700	58,948
Subaru Corp.	300	8,931
Sugi Holdings Co. Ltd.	600	29,706
Sumitomo Chemical Co. Ltd.	3,000	17,072
Sumitomo Corp.	4,800	78,070
Sumitomo Electric Industries Ltd.	2,300	36,465
Sumitomo Forestry Co. Ltd.	2,200	35,633
Sumitomo Heavy Industries Ltd.	309	10,074
Sumitomo Metal Mining Co. Ltd.	93	3,011
Sumitomo Osaka Cement Co. Ltd.	4,000	17,171
Sumitomo Realty & Development Co. Ltd.	271	9,409
Sumitomo Rubber Industries Ltd.	2,600	38,642
Sundrug Co. Ltd.	1,100	39,582
Suntory Beverage & Food Ltd.	200	8,216
Suzuken Co. Ltd.	3,200	145,737
Suzuki Motor Corp.	800	52,162
Sysmex Corp.	200	17,387

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Japan (Continued)
T&D Holdings, Inc.	300	$4,571
Taiheiyo Cement Corp.	700	21,211
Taisei Corp.	5,234	234,594
Taisho Pharmaceutical Holdings Co. Ltd.	200	21,716
Taiyo Nippon Sanso Corp.	300	4,426
Takashimaya Co. Ltd.	2,500	40,447
TDK Corp.	800	90,111
Teijin Ltd.	2,300	45,654
Terumo Corp.	158	8,735
THK Co. Ltd.	357	9,581
TIS, Inc.	300	14,501
Tobu Railway Co. Ltd.	3,100	86,666
Toda Corp.	1,000	6,962
Toho Co. Ltd.	1,800	55,355
Toho Gas Co. Ltd.	200	6,719
Tohoku Electric Power Co., Inc.	3,500	44,001
Tokai Carbon Co. Ltd.	500	8,955
Tokai Rika Co. Ltd.	300	6,334
Tokio Marine Holdings, Inc.	200	9,446
Tokyo Broadcasting System Holdings, Inc.	300	6,339
Tokyo Century Corp.	100	5,537
Tokyo Electron Ltd.	86	14,639
Tokyo Gas Co. Ltd.	4,400	104,479
Tokyu Corp.	3,900	64,434
Tokyu Fudosan Holdings Corp.	2,400	16,385
Toppan Forms Co. Ltd.	900	8,871
Toppan Printing Co. Ltd.	1,000	7,819
Toray Industries, Inc.	8,700	65,412
Tosoh Corp.	2,300	36,216
TOTO Ltd.	780	33,061
Toyo Seikan Group Holdings Ltd.	100	1,897
Toyo Suisan Kaisha Ltd.	1,400	51,702
Toyobo Co. Ltd.	500	9,145
Toyoda Gosei Co. Ltd.	200	5,000
Toyota Boshoku Corp.	100	1,751
Toyota Industries Corp.	100	5,673
Toyota Motor Corp.	100	6,250
Toyota Tsusho Corp.	100	3,418
Trend Micro, Inc.	600	37,877
TS Tech Co. Ltd.	1,000	37,832
Tsumura & Co.	300	10,267
Tsuruha Holdings, Inc.	400	45,777
TV Asahi Holdings Corp.	300	5,592
Ube Industries Ltd.	2,900	73,935
Unicharm Corp.	877	28,726
Ushio, Inc.	100	1,322
USS Co. Ltd.	2,600	49,123
Wacoal Holdings Corp.	2,800	83,077
Welcia Holdings Co. Ltd.	700	32,385
West Japan Railway Co.	900	60,517
Yahoo Japan Corp. (b)	100	344
Yakult Honsha Co. Ltd.	200	14,249
Yamada Denki Co. Ltd.	10,600	52,673
Yamaha Corp.	981	46,978
Yamaha Motor Co. Ltd.	700	17,783
Yamato Holdings Co. Ltd.	2,100	62,573
Yamato Kogyo Co. Ltd.	300	8,631

	Number of Shares	Value
Japan (Continued)
Yamazaki Baking Co. Ltd.	800	$15,598
Yaskawa Electric Corp.	321	10,798
Yokogawa Electric Corp.	2,200	45,216
Yokohama Rubber Co. Ltd.	500	10,529
Zenkoku Hosho Co. Ltd.	300	12,175
Zensho Holdings Co. Ltd. (b)	2,300	46,400
Zeon Corp.	3,200	34,371

		13,637,222

Jersey Island (d) — 0.0%
Randgold Resources Ltd.	125	8,159

Luxembourg (d) — 0.1%
Eurofins Scientific SE	24	13,582
L’Occitane International SA	4,319	7,737
RTL Group SA (b)	347	26,081

		47,400

Macau (d) — 0.0%
Sands China Ltd.	1,060	5,172

Netherlands — 2.6%
Aalberts Industries NV	2,286	98,252
ABN AMRO Group NV, 144A	199	5,402
Aegon NV	1,063	6,389
Akzo Nobel NV	923	86,471
ASML Holding NV	104	21,253
ASR Nederland NV	1,583	75,699
EXOR NV	163	10,617
Heineken Holding NV	320	30,567
Heineken NV	84	8,321
ING Groep NV	321	4,366
Koninklijke Ahold Delhaize NV	5,578	136,030
Koninklijke DSM NV	4,275	449,547
Koninklijke KPN NV	9,119	23,353
Koninklijke Philips NV	2,862	128,169
Koninklijke Vopak NV	321	16,583
NN Group NV	1,040	44,687
QIAGEN NV*	360	13,969
Randstad NV	1,099	68,998
Royal Dutch Shell PLC, Class A	396	12,875
Royal Dutch Shell PLC, Class B	273	9,014
Signify NV, 144A	5,814	163,974
Wolters Kluwer NV	1,902	120,828

		1,535,364

New Zealand — 1.2%
Air New Zealand Ltd.	29,353	64,270
Auckland International Airport Ltd.	3,898	18,479
Contact Energy Ltd.	19,316	71,130
Fisher & Paykel Healthcare Corp. Ltd.	10,419	113,304
Fletcher Building Ltd.	3,058	12,904
Kiwi Property Group Ltd.	31,057	28,334
Mercury NZ Ltd.	17,196	37,480
Meridian Energy Ltd.	12,858	27,641
Ryman Healthcare Ltd.	12,566	117,476
SKY Network Television Ltd.	3,848	5,489
SKYCITY Entertainment Group Ltd.	7,124	19,191
Spark New Zealand Ltd.	60,556	160,314

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
New Zealand (Continued)
Xero Ltd.*	966	$35,678

		711,690

Norway — 1.2%
Aker BP ASA	593	21,060
DNB ASA	318	6,495
Equinor ASA	1,326	34,107
Gjensidige Forsikring ASA	939	15,754
Marine Harvest ASA (b)	6,767	146,584
Norsk Hydro ASA	17,892	99,080
Orkla ASA	31,353	258,691
Telenor ASA	4,630	87,532
Yara International ASA	1,009	46,573

		715,876

Portugal — 0.4%
EDP — Energias de Portugal SA	23,892	93,541
Galp Energia SGPS SA	5,527	112,344
Jeronimo Martins SGPS SA	1,661	24,940

		230,825

Singapore — 2.6%
Ascendas Real Estate Investment Trust REIT	27,200	54,398
BOC Aviation Ltd., 144A	3,734	27,355
CapitaLand Commercial Trust REIT	131,095	169,365
CapitaLand Ltd.	16,600	41,559
CapitaLand Mall Trust REIT	68,600	107,152
City Developments Ltd.	4,600	31,158
ComfortDelGro Corp. Ltd.	27,500	45,965
DBS Group Holdings Ltd.	700	12,748
Frasers Property Ltd.	12,000	14,627
Genting Singapore Ltd.	68,400	53,420
Golden Agri-Resources Ltd.	92,600	19,263
Hutchison Port Holdings Trust, Class U	93,400	22,883
Jardine Cycle & Carriage Ltd.	93	2,202
Keppel Corp. Ltd.	11,400	54,335
M1 Ltd.	8,100	9,460
Oversea-Chinese Banking Corp. Ltd.	4,163	34,336
SATS Ltd.	16,300	60,320
Sembcorp Industries Ltd.	16,700	33,277
Sembcorp Marine Ltd.	2,697	3,307
SIA Engineering Co. Ltd.	6,600	14,211
Singapore Airlines Ltd.	15,600	111,587
Singapore Exchange Ltd.	11,300	61,117
Singapore Post Ltd.	10,600	8,897
Singapore Press Holdings Ltd.	4,400	8,992
Singapore Technologies Engineering Ltd.	14,400	35,105
Singapore Telecommunications Ltd.	4,700	11,081
StarHub Ltd.	14,200	16,791
Suntec Real Estate Investment Trust REIT	19,800	27,025
United Overseas Bank Ltd.	2,700	53,328
UOL Group Ltd.	34,416	173,581
Venture Corp. Ltd.	15,400	203,565
Wilmar International Ltd.	4,000	9,343

		1,531,753

	Number of Shares	Value
South Africa (d) — 0.0%
Investec PLC	1,222	$8,043

South Korea — 3.4%
Amorepacific Corp.	24	5,670
AMOREPACIFIC Group	45	3,897
BGF retail Co. Ltd.	106	16,331
BNK Financial Group, Inc.	396	2,967
Cheil Worldwide, Inc.	763	13,229
CJ CheilJedang Corp.	30	9,231
CJ Corp.	32	3,795
Coway Co. Ltd.	202	16,586
Daelim Industrial Co. Ltd.	120	8,829
DB Insurance Co. Ltd.	515	29,610
DGB Financial Group, Inc.	485	4,466
Dongsuh Cos., Inc.	239	4,863
Doosan Corp.	216	22,703
E-MART, Inc.	171	32,951
GS Holdings Corp.	1,796	85,674
Hankook Tire Co. Ltd.	921	38,597
Hanon Systems	602	6,490
Hanwha Chemical Corp.	547	9,951
Hanwha Corp.	1,366	39,085
Hanwha Life Insurance Co. Ltd.	1,879	8,187
HDC Hyundai Development Co-Engineering & Construction*	103	5,172
Hite Jinro Co. Ltd.	454	6,852
Hotel Shilla Co. Ltd.	86	8,344
Hyosung Advanced Materials Corp.*	16	2,300
Hyosung Chemical Corp.*	11	1,868
Hyosung Corp.	50	2,062
Hyosung Heavy Industries Corp.*	33	1,755
Hyosung TNC Co. Ltd.*	15	2,560
Hyundai Construction Equipment Co. Ltd.*	86	9,116
Hyundai Department Store Co. Ltd.	265	23,711
Hyundai Development Co.-Engineering & Construction	74	1,629
Hyundai Electric & Energy System Co. Ltd.*	86	4,574
Hyundai Engineering & Construction Co. Ltd.	186	10,026
Hyundai Glovis Co. Ltd.	119	12,935
Hyundai Heavy Industries Holdings Co. Ltd.*	120	40,695
Hyundai Marine & Fire Insurance Co. Ltd.	1,189	39,735
Hyundai Mobis Co. Ltd.	116	23,343
Hyundai Motor Co.	122	13,700
Hyundai Steel Co.	116	5,554
Industrial Bank of Korea	1,988	26,610
Kangwon Land, Inc.	398	10,351
KB Financial Group, Inc.	880	40,871
KCC Corp.	26	7,579
Kia Motors Corp.	819	23,581
Korea Electric Power Corp.	402	11,015
Korea Gas Corp.*	233	11,010
Korea Investment Holdings Co. Ltd.	125	8,006
Korea Zinc Co. Ltd.	130	47,357
Korean Air Lines Co. Ltd.	292	7,358
KT&G Corp.	1,494	135,556

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
South Korea (Continued)
LG Chem Ltd.	50	$16,440
LG Corp.	1,144	73,481
LG Display Co. Ltd.	2,600	49,634
LG Electronics, Inc.	743	51,262
LG Household & Health Care Ltd.	4	4,546
LG Uplus Corp.	2,233	31,494
Lotte Chemical Corp.	21	5,961
Lotte Shopping Co. Ltd.	91	14,715
LS Corp.	303	18,292
Mando Corp.	195	6,263
NCSoft Corp.	29	10,095
NH Investment & Securities Co. Ltd.	650	7,854
NongShim Co. Ltd.	38	8,517
Orion Corp.	329	31,625
POSCO	363	106,472
S-1 Corp.	325	25,021
Samsung C&T Corp.	47	5,193
Samsung Electro-Mechanics Co. Ltd.	161	23,286
Samsung Electronics Co. Ltd.	612	26,637
Samsung Fire & Marine Insurance Co. Ltd.	144	34,281
Samsung Life Insurance Co. Ltd.	186	15,456
Samsung Securities Co. Ltd.	416	12,090
Shinhan Financial Group Co. Ltd.	470	18,409
Shinsegae Inc.	21	6,122
SK Holdings Co. Ltd.	313	73,951
SK Hynix, Inc.	2,523	188,123
SK Innovation Co. Ltd.	416	72,127
SK Telecom Co. Ltd.	231	54,474
SKC Co. Ltd.	85	3,593
S-Oil Corp.	355	38,110
Woori Bank	2,125	31,117
Yuhan Corp.	71	15,244

		1,988,222

Spain — 1.5%
Acciona SA	125	11,030
Acerinox SA	616	8,300
ACS Actividades de Construccion y Servicios SA	2,664	111,212
Aena SME SA, 144A	149	26,438
Amadeus IT Group SA	1,200	111,584
Banco Bilbao Vizcaya Argentaria SA	578	3,611
Banco de Sabadell SA	969	1,490
Bankinter SA	2,001	17,843
CaixaBank SA	111	499
Cellnex Telecom SA, 144A	577	14,850
Corp. Financiera Alba SA	1,086	61,283
Distribuidora Internacional de Alimentacion SA	2,490	5,922
EDP Renovaveis SA	675	6,711
Enagas SA	3,405	94,883
Endesa SA	1,325	29,738
Ferrovial SA	1,813	39,288
Grifols SA	449	13,233
Grupo Catalana Occidente SA	375	15,729
Iberdrola SA	7,428	55,502
Mapfre SA	1,126	3,326

	Number of Shares	Value
Spain (Continued)
Mediaset Espana Comunicacion SA	854	$6,258
Merlin Properties Socimi SA REIT	4,283	59,924
Naturgy Energy Group SA	1,592	42,844
Red Electrica Corp. SA	4,199	88,428
Repsol SA	1,512	29,141
Telefonica SA	1,602	13,023
Zardoya Otis SA	2,845	26,564

		898,654

Sweden — 5.5%
Alfa Laval AB	3,285	88,125
Assa Abloy AB, Class B	2,183	44,537
Atlas Copco AB, Class A	1,061	30,275
Atlas Copco AB, Class B	463	12,253
Boliden AB	3,938	103,186
Electrolux AB, Series B	5,027	112,244
Epiroc AB, Class A*	1,194	12,415
Epiroc AB, Class B*	574	5,495
Essity AB, Class B	871	22,594
Fastighets AB Balder, Class B*	3,735	106,289
Hennes & Mauritz AB, Class B (b)	318	4,289
Hexagon AB, Class B	1,095	65,102
Husqvarna AB, Class B	7,198	57,275
ICA Gruppen AB (b)	1,362	41,517
Industrivarden AB, Class A	7,049	154,922
Industrivarden AB, Class C	6,746	144,239
Investment AB Latour, Class B	1,451	16,961
Investor AB, Class B	5,436	245,548
Kinnevik AB, Class B	10,075	331,259
L E Lundbergforetagen AB, Class B	1,380	46,401
Lundin Petroleum AB	2,440	84,846
Nordea Bank AB	487	5,266
Saab AB, Class B	406	18,793
Sandvik AB	6,578	115,232
Securitas AB, Class B	5,871	104,550
Skandinaviska Enskilda Banken AB, Class A	682	7,285
Skanska AB, Class B	1,719	32,305
SKF AB, Class B	3,812	73,328
Svenska Cellulosa AB SCA, Class B	41,219	480,248
Svenska Handelsbanken AB, Class A	617	7,486
Swedbank AB, Class A	447	10,411
Swedish Match AB	5,247	280,772
Tele2 AB, Class B	5,841	72,114
Telia Co. AB	18,176	80,690
Trelleborg AB, Class B	3,290	64,349
Volvo AB, Class B	8,550	147,390

		3,229,991

Switzerland — 4.0%
ABB Ltd.	2,034	48,058
Adecco Group AG	2,181	133,914
Baloise Holding AG	203	31,276
Banque Cantonale Vaudoise	5	3,759
Barry Callebaut AG	37	66,111
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	6	44,763
Cie Financiere Richemont SA	403	35,712

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Switzerland (Continued)
Clariant AG*	1,951	$48,861
Coca-Cola HBC AG*	2,663	91,307
DKSH Holding AG	770	56,211
Dufry AG*	102	12,646
EMS-Chemie Holding AG	44	27,844
Ferguson PLC	1,389	111,589
Flughafen Zurich AG	283	58,643
Geberit AG	156	71,104
Georg Fischer AG	119	156,148
Givaudan SA	50	121,911
Helvetia Holding AG	9	5,416
Julius Baer Group Ltd.*	321	17,100
Kuehne + Nagel International AG	632	102,273
LafargeHolcim Ltd.*	405	19,766
Logitech International SA	1,217	60,202
Lonza Group AG*	45	14,513
Nestle SA	123	10,350
Novartis AG	81	6,732
OC Oerlikon Corp. AG*	4,944	72,184
Partners Group Holding AG	115	90,492
PSP Swiss Property AG	253	25,193
Roche Holding AG	22	5,478
Schindler Holding AG	124	28,721
Schindler Holding AG Participation Certificates	231	55,224
SGS SA	34	89,755
Sika AG	910	135,216
Sonova Holding AG	412	78,344
STMicroelectronics NV	611	12,586
Straumann Holding AG	73	58,311
Sulzer AG	70	8,773
Swatch Group AG — Bearer	147	62,868
Swatch Group AG — Registered	166	13,483
Swiss Life Holding AG*	56	20,336
Swiss Prime Site AG*	290	26,793
Swiss Re AG	72	6,489
Swisscom AG	201	89,973
Temenos AG*	554	100,248
Zurich Insurance Group AG	49	14,957

		2,351,633

Taiwan (d) — 0.0%
FIT Hon Teng Ltd., 144A	19,885	10,159

United Kingdom — 12.8%
3i Group PLC	44,644	520,145
Admiral Group PLC	4,305	116,385
Ashmore Group PLC	5,394	24,931
Ashtead Group PLC	1,443	44,300
Associated British Foods PLC	1,624	48,316
AstraZeneca PLC	148	11,147
Auto Trader Group PLC, 144A	4,438	25,905
Aviva PLC	1,350	8,510
B&M European Value Retail SA	14,498	77,731
Babcock International Group PLC	536	4,970
BAE Systems PLC	10,143	79,891
Barratt Developments PLC	12,222	86,100
Bellway PLC	2,353	89,242

	Number of Shares	Value
United Kingdom (Continued)
Berkeley Group Holdings PLC	3,805	$180,166
BP PLC	6,420	45,669
British Land Co. PLC REIT	978	8,079
BT Group PLC	5,625	15,891
Bunzl PLC	1,740	54,232
Burberry Group PLC	1,870	54,347
Centrica PLC	7,822	14,569
CNH Industrial NV	4,829	57,871
Cobham PLC*	16,756	27,093
Compass Group PLC	5,807	125,178
Croda International PLC	1,701	112,755
Derwent London PLC REIT	2,065	81,647
Diageo PLC	659	23,079
Direct Line Insurance Group PLC	38,433	165,295
Dixons Carphone PLC	2,353	5,055
DS Smith PLC	19,768	126,926
easyJet PLC	2,889	57,263
Experian PLC	2,181	54,427
Fiat Chrysler Automobiles NV*	922	15,619
G4S PLC	7,951	25,774
GlaxoSmithKline PLC	371	7,524
Halma PLC	5,979	111,284
Hammerson PLC REIT	2,735	16,747
Hargreaves Lansdown PLC	1,490	42,606
Howden Joinery Group PLC	12,162	77,884
IMI PLC	3,143	49,348
Imperial Brands PLC	220	7,846
Inchcape PLC	9,121	82,037
Informa PLC	7,646	75,766
InterContinental Hotels Group PLC	2,379	147,030
International Consolidated Airlines Group SA	6,685	60,022
Intertek Group PLC	1,620	108,101
ITV PLC	10,918	22,797
J Sainsbury PLC	16,317	68,756
Johnson Matthey PLC	3,356	152,494
Just Eat PLC*	349	3,477
Kingfisher PLC	49,038	174,321
Legal & General Group PLC	5,965	19,716
London Stock Exchange Group PLC	124	7,452
Marks & Spencer Group PLC	18,669	73,183
Meggitt PLC	14,119	98,766
Melrose Industries PLC	38,778	112,345
Merlin Entertainments PLC, 144A	690	3,335
Micro Focus International PLC	190	3,223
Mondi PLC	1,548	43,158
National Grid PLC	3,705	39,006
Next PLC	4,240	303,102
Pearson PLC	12,725	151,732
Pennon Group PLC	1,402	14,006
Persimmon PLC	5,684	179,745
Prudential PLC	84	1,894
Quilter PLC, 144A	1,996	3,654
Reckitt Benckiser Group PLC	162	13,811
RELX NV	3,505	77,810
RELX PLC	3,508	77,968
Rentokil Initial PLC	66,036	278,948

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
United Kingdom (Continued)
Rightmove PLC	4,820	$30,826
Rio Tinto Ltd.	5,569	292,961
Rio Tinto PLC	1,532	72,859
Rolls-Royce Holdings PLC*	526	6,871
Royal Mail PLC	46,821	272,633
RPC Group PLC	552	5,124
RSA Insurance Group PLC	1,392	11,427
Sage Group PLC	5,056	39,127
Schroders PLC	407	16,267
Segro PLC REIT	69,771	596,888
Severn Trent PLC	889	23,121
Sky PLC	1,161	23,246
Smith & Nephew PLC	8,584	151,457
Smiths Group PLC	5,923	124,060
Spirax-Sarco Engineering PLC	981	90,911
SSE PLC	4,632	75,436
St James’s Place PLC	996	14,648
Standard Life Aberdeen PLC	2,701	11,125
Tate & Lyle PLC	2,115	18,429
Taylor Wimpey PLC	33,489	72,843
Tesco PLC	17,335	55,539
Travis Perkins PLC	4,406	65,886
Unilever NV	900	51,881
Unilever PLC	1,239	70,728
United Utilities Group PLC	1,129	10,882
Vodafone Group PLC	3,818	8,163
Weir Group PLC	465	11,329
Whitbread PLC	1,785	106,630
William Hill PLC	6,535	21,880
Wm Morrison Supermarkets PLC	29,705	101,638
WPP PLC	1,667	27,701

		7,581,918

United States (d) — 0.5%
Carnival PLC	1,835	110,451
Nexteer Automotive Group Ltd.	2,192	3,692
OneMarket Ltd.*	1,088	830
Samsonite International SA, 144A*	3,084	12,456

	Number of Shares	Value
United States (d) (Continued)
Sims Metal Management Ltd.	4,527	$41,120
Waste Connections, Inc.	1,507	119,698

		288,247

TOTAL COMMON STOCKS (Cost $58,544,690)		58,768,959

PREFERRED STOCKS — 0.2%
Germany — 0.2%
FUCHS PETROLUB SE	795	46,665
Henkel AG & Co. KGaA	42	5,373
Porsche Automobil Holding SE	444	28,165
Sartorius AG	45	8,189

		88,392

South Korea — 0.0%
Hanwha Corp	1,469	19,333

Spain — 0.0%
Grifols SA, Class B	274	5,834

TOTAL PREFERRED STOCKS (Cost $115,615)		113,559

RIGHTS — 0.0%
Sweden — 0.0%
Kinnevik AB*, expires 12/31/19 (c) (Cost $0)	10,075	0

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (e)(f) (Cost $227,652)	227,652	227,652

TOTAL INVESTMENTS — 100.0% (Cost $58,887,957)		$59,110,170
Other assets and liabilities, net — 0.0%		16,266

NET ASSETS — 100.0%		$59,126,436

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (e)(f)
115,119	112,533	—	—	—	5,608	—	227,652	227,652

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $304,363, which is 0.5% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Securities are listed in country of domicile and trade on exchanges within the FTSE Developed ex US Comprehensive Factor Index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2018

(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $131,694.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI EAFE Futures	USD	2	$198,025	$195,880	9/21/2018	$(2,145)

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$58,703,058	$—	$65,901	$58,768,959
Preferred Stocks (g)	113,559	—	—	113,559
Rights	—	—	0	0
Short-Term Investments	227,652	—	—	227,652

TOTAL	$59,044,269	$—	$65,901	$59,110,170

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(2,145)	$—	$—	$(2,145)

TOTAL	$(2,145)	$—	$—	$(2,145)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended August 31, 2018, the amount of transfers between Level 1 and Level 3 was $10,073. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF

August 31, 2018

	Number of Shares	Value
COMMON STOCKS — 95.5%
Brazil — 5.1%
AES Tiete Energia SA	599	$1,404
Ambev SA	242	1,107
Atacadao Distribuicao Comercio e Industria Ltda	654	2,308
B3 SA — Brasil Bolsa Balcao	3,886	20,524
Banco BTG Pactual SA	1,010	5,025
Banco do Brasil SA	47	343
Banco Santander Brasil SA	64	537
BB Seguridade Participacoes SA	1,194	7,094
BR Malls Participacoes SA*	140	311
CCR SA	712	1,617
Cia de Saneamento Basico do Estado de Sao Paulo	1,442	8,540
Cia Paranaense de Energia	145	655
Cielo SA	1,672	6,128
Cosan SA	719	6,073
EDP — Energias do Brasil SA	3,491	11,362
Embraer SA	2,010	9,562
Energisa SA	1,504	11,024
Engie Brasil Energia SA	434	3,887
Equatorial Energia SA	867	11,995
Estacio Participacoes SA	470	2,571
Fibria Celulose SA	378	7,264
Fleury SA	1,933	12,057
Grendene SA	5,172	8,988
Guararapes Confeccoes SA	76	1,938
Hypera SA	1,942	12,915
IRB Brasil Resseguros S/A	926	13,359
JBS SA	485	1,107
Klabin SA	729	3,778
Kroton Educacional SA	1,825	4,527
Localiza Rent a Car SA	882	4,609
Lojas Renner SA	2,787	19,130
M Dias Branco SA	482	4,950
Multiplan Empreendimentos Imobiliarios SA	414	1,872
Multiplus SA	448	2,646
Natura Cosmeticos SA	204	1,436
Odontoprev SA	3,629	11,539
Petrobras Distribuidora SA	306	1,469
Porto Seguro SA	1,397	18,608
Qualicorp Consultoria e Corretora de Seguros SA	3,805	14,555
Raia Drogasil SA	579	10,821
Sao Martinho SA	363	1,670
Smiles Fidelidade SA	209	2,633
Sul America SA	3,021	16,842
Suzano Papel e Celulose SA	358	4,111
TIM Participacoes SA	4,078	12,164
Transmissora Alianca de Energia Eletrica SA	2,866	13,982
Ultrapar Participacoes SA	370	3,697
Vale SA	68	885
WEG SA	988	4,590

		330,209

	Number of Shares	Value
Chile — 2.3%
AES Gener SA	9,001	$2,278
Aguas Andinas SA, Class A	21,904	11,792
Banco de Chile	28,245	4,086
Banco de Credito e Inversiones	75	4,802
Banco Santander Chile	39,330	3,021
Cencosud SA	1,801	4,285
Cia Cervecerias Unidas SA	1,021	13,503
Colbun SA	45,736	9,672
Empresa Nacional de Telecomunicaciones SA	447	3,676
Empresas CMPC SA	2,421	9,577
Empresas COPEC SA	411	6,298
Enel Americas SA	121,184	18,072
Enel Chile SA	245,880	24,123
Engie Energia Chile SA	4,320	7,936
Latam Airlines Group SA	307	2,887
Parque Arauco SA	3,918	9,835
SACI Falabella	404	3,224
SONDA SA	5,132	6,767

		145,834

China — 16.2%
3SBio, Inc., 144A	644	1,229
Agile Group Holdings Ltd.	3,503	5,722
Agricultural Bank of China Ltd., Class H	26,172	12,671
Air China Ltd., Class H	10,295	9,654
Alibaba Group Holding Ltd., ADR*	6	1,050
Aluminum Corp. of China Ltd., Class H*	15,870	6,713
Angang Steel Co. Ltd., Class H	4,424	4,351
Anhui Conch Cement Co. Ltd., Class H	6,347	38,653
Anhui Expressway Co. Ltd., Class H	7,417	4,300
Anhui Gujing Distillery Co. Ltd., Class B	1,216	7,585
ANTA Sports Products Ltd.	1,764	9,608
BAIC Motor Corp. Ltd., Class H, 144A	910	765
Bank of China Ltd., Class H	7,861	3,535
Bank of Communications Co. Ltd., Class H	2,315	1,672
BBMG Corp., Class H	150	56
Beijing Capital International Airport Co. Ltd., Class H	4,122	4,390
Beijing Jingneng Clean Energy Co. Ltd., Class H	2,715	578
Bengang Steel Plates Co. Ltd., Class B	13,000	4,571
BOE Technology Group Co. Ltd., Class B	10,969	4,276
BYD Electronic International Co. Ltd.	463	487
CAR, Inc.*	635	510
China BlueChemical Ltd., Class H	3,670	1,281
China CITIC Bank Corp. Ltd., Class H	11,572	7,224
China Coal Energy Co. Ltd., Class H	4,521	1,924
China Communications Construction Co. Ltd., Class H	3,826	3,797
China Communications Services Corp. Ltd., Class H	12,182	10,088
China Conch Venture Holdings Ltd.	8,102	27,871
China Construction Bank Corp., Class H	601	532
China Dongxiang Group Co. Ltd.	43,204	7,156
China Eastern Airlines Corp. Ltd., Class H	5,556	3,554
China Everbright Bank Co. Ltd., Class H	1,593	666

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
China (Continued)
China Galaxy Securities Co. Ltd., Class H	236	$115
China Huarong Asset Management Co. Ltd., Class H, 144A	2,106	437
China International Capital Corp. Ltd., Class H, 144A	568	1,039
China Life Insurance Co. Ltd., Class H	1,191	2,692
China Longyuan Power Group Corp. Ltd., Class H	1,912	1,610
China Machinery Engineering Corp., Class H	1,431	696
China Medical System Holdings Ltd.	4,725	7,826
China Merchants Bank Co. Ltd., Class H	2,158	8,276
China Minsheng Banking Corp. Ltd., Class H	2,103	1,506
China National Building Material Co. Ltd., Class H	5,490	5,134
China Pacific Insurance Group Co. Ltd., Class H	3,527	13,144
China Petroleum & Chemical Corp., Class H	90,901	91,377
China Railway Construction Corp. Ltd., Class H	1,623	1,962
China Railway Group Ltd., Class H	7,690	6,643
China Railway Signal & Communication Corp. Ltd., Class H, 144A	6,108	4,319
China Reinsurance Group Corp., Class H	19,478	3,847
China Resources Pharmaceutical Group Ltd., 144A	8,212	13,141
China Shenhua Energy Co. Ltd., Class H	29,627	66,057
China Southern Airlines Co. Ltd., Class H	5,656	3,740
China Telecom Corp. Ltd., Class H	863	406
China Vanke Co. Ltd., Class H	5,772	20,003
China Zhongwang Holdings Ltd.	7,355	3,448
Chongqing Changan Automobile Co. Ltd., Class B	2,813	2,466
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,314	708
CIFI Holdings Group Co. Ltd.	13,638	7,906
CNOOC Ltd.	1,823	3,224
COSCO SHIPPING Development Co. Ltd., Class H*	4,374	635
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	6,154	2,689
COSCO SHIPPING Holdings Co. Ltd., Class H*	1,607	670
Country Garden Holdings Co. Ltd.	1,154	1,717
Country Garden Services Holdings Co. Ltd.*	132	226
CRRC Corp. Ltd., Class H	4,555	3,772
CSC Financial Co. Ltd., Class H, 144A*	4,700	2,850
CSG Holding Co. Ltd., Class B	7,598	2,924
CSPC Pharmaceutical Group Ltd.	7,886	19,894
Dali Foods Group Co. Ltd., 144A	6,769	4,916
Dalian Port PDA Co. Ltd., Class H	5,082	686
Datang International Power Generation Co. Ltd., Class H	23,450	6,005
Dazhong Transportation Group Co. Ltd., Class B	4,610	2,015

	Number of Shares	Value
China (Continued)
Dongfang Electric Corp. Ltd., Class H*	1,508	$836
Dongfeng Motor Group Co. Ltd., Class H	5,576	6,230
ENN Energy Holdings Ltd.	3,320	30,244
Everbright Securities Co. Ltd., Class H, 144A	1,121	1,093
Foshan Electrical and Lighting Co. Ltd., Class B	7,040	3,812
Fosun International Ltd.	1,354	2,450
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	4,594	16,945
Geely Automobile Holdings Ltd.	1,418	3,013
GF Securities Co. Ltd., Class H	1,523	1,911
GOME Retail Holdings Ltd.*(a)	8,820	854
Great Wall Motor Co. Ltd., Class H	5,681	3,496
Greentown China Holdings Ltd.	540	544
Guangdong Electric Power Development Co. Ltd., Class B	13,100	4,773
Guangshen Railway Co. Ltd., Class H	7,107	3,106
Guangzhou Automobile Group Co. Ltd., Class H	26,010	28,234
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	781	2,876
Guangzhou R&F Properties Co. Ltd., Class H	996	2,010
Guotai Junan Securities Co. Ltd., Class H, 144A	5,053	10,429
Haitian International Holdings Ltd.	3,306	6,638
Haitong Securities Co. Ltd., Class H	877	775
Hengan International Group Co. Ltd.	1,160	10,442
Huadian Fuxin Energy Corp. Ltd., Class H	4,580	945
Huadian Power International Corp. Ltd., Class H	4,259	1,585
Huaneng Power International, Inc., Class H	14,599	9,374
Huaneng Renewables Corp. Ltd., Class H	3,530	1,129
Huazhu Group Ltd., ADR (a)	48	1,652
Industrial & Commercial Bank of China Ltd., Class H	4,244	3,125
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,500	3,008
Jiangling Motors Corp. Ltd., Class B	842	913
Jiangsu Expressway Co. Ltd., Class H	15,630	19,754
Jiangxi Copper Co. Ltd., Class H	8,880	10,522
Jinzhou Port Co. Ltd., Class B	2,500	960
KWG Group Holdings Ltd.	2,972	3,177
Lenovo Group Ltd.	5,151	3,360
Li Ning Co. Ltd.*	1,900	2,004
Livzon Pharmaceutical Group, Inc., Class H	910	3,675
Logan Property Holdings Co. Ltd.	8,477	10,584
Longfor Group Holdings Ltd.	7,015	19,484
Luye Pharma Group Ltd., 144A	5,109	4,810
Maanshan Iron & Steel Co. Ltd., Class H	5,810	3,042
Metallurgical Corp. of China Ltd., Class H	6,080	1,665
NetEase, Inc., ADR (a)	10	1,977
New China Life Insurance Co. Ltd., Class H	995	4,507
New Oriental Education & Technology Group, Inc., ADR	133	10,454
Orient Securities Co. Ltd., Class H, 144A	2,212	1,491
People’s Insurance Co. Group of China Ltd., Class H	11,025	4,776

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
China (Continued)
PetroChina Co. Ltd., Class H	33,774	$25,130
PICC Property & Casualty Co. Ltd., Class H	10,462	11,783
Ping An Insurance Group Co. of China Ltd., Class H	293	2,822
Red Star Macalline Group Corp. Ltd., Class H, 144A	4,535	4,657
Shandong Chenming Paper Holdings Ltd., Class B	13,870	9,755
Shandong Chenming Paper Holdings Ltd., Class H	3,567	2,477
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	291	276
Shanghai Bailian Group Co. Ltd., Class B	1,223	1,296
Shanghai Baosight Software Co. Ltd., Class B	1,000	1,806
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	1,600	1,019
Shanghai Electric Group Co. Ltd., Class H	3,150	987
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	737	2,977
Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	1,200	2,542
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	1,100	1,296
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,921	2,591
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	3,562	6,123
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,369	8,842
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	8,520	3,357
Shenzhen Expressway Co. Ltd., Class H	7,172	6,954
Shenzhou International Group Holdings Ltd.	980	12,860
Sichuan Expressway Co. Ltd., Class H	4,375	1,310
Sihuan Pharmaceutical Holdings Group Ltd.	12,030	2,667
SINA Corp.*	90	6,386
Sino-Ocean Group Holding Ltd.	17,490	8,891
Sinopec Engineering Group Co. Ltd., Class H	10,622	11,070
Sinopec Shanghai Petrochemical Co. Ltd., Class H	15,041	8,834
Sinopharm Group Co. Ltd., Class H	416	2,070
Sinotrans Ltd., Class H	2,959	1,240
Sinotruk Hong Kong Ltd. (a)	9,459	14,124
SOHO China Ltd.	3,017	1,211
Sunny Optical Technology Group Co. Ltd.	45	572
TAL Education Group, ADR*	268	7,933
Tencent Holdings Ltd.	15	650
TravelSky Technology Ltd., Class H	269	689
Tsingtao Brewery Co. Ltd., Class H	2,217	10,536
Weichai Power Co. Ltd., Class H	9,253	9,808
Weifu High-Technology Group Co. Ltd., Class B	1,216	2,417
Wuxi Biologics Cayman, Inc., 144A*	198	1,955
Wuxi Little Swan Co. Ltd., Class B	2,647	12,748

	Number of Shares	Value
China (Continued)
Xinhua Winshare Publishing and Media Co. Ltd., Class H	2,759	$1,838
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	701	750
Yangzijiang Shipbuilding Holdings Ltd.	21,774	17,005
Yantai Changyu Pioneer Wine Co. Ltd., Class B	2,257	5,783
Yanzhou Coal Mining Co. Ltd., Class H	2,131	2,463
YY, Inc., ADR*	7	535
Zhejiang Expressway Co. Ltd., Class H	1,478	1,173
Zhongsheng Group Holdings Ltd.	2,928	6,424
Zhuzhou CRRC Times Electric Co. Ltd., Class H	395	2,131
Zijin Mining Group Co. Ltd., Class H	22,773	8,501
ZTE Corp., Class H*	368	715
ZTO Express Cayman, Inc., ADR (a)	239	4,412

		1,042,265

Colombia — 0.7%
Almacenes Exito SA	2,998	15,565
Bancolombia SA	596	6,399
Cemex Latam Holdings SA*	963	1,986
Ecopetrol SA	1,510	1,691
Grupo de Inversiones Suramericana SA	182	2,145
Interconexion Electrica SA ESP	3,486	15,429

		43,215

Czech Republic — 0.6%
CEZ AS	635	16,166
Komercni banka AS	96	4,013
Moneta Money Bank AS, 144A	3,019	10,607
O2 Czech Republic AS	155	1,840
Philip Morris CR AS	14	9,432

		42,058

Egypt — 0.7%
Commercial International Bank Egypt SAE, GDR	3,871	18,310
Eastern Tobacco	1,500	8,725
ElSewedy Electric Co.	1,000	10,793
Telecom Egypt Co.	6,500	5,071

		42,899

Greece — 0.3%
FF Group*(b)	144	804
Hellenic Petroleum SA	272	2,310
Hellenic Telecommunications Organization SA	186	2,378
JUMBO SA	150	2,248
Motor Oil Hellas Corinth Refineries SA	100	2,362
Mytilineos Holdings SA	83	834
OPAP SA	314	3,381
Titan Cement Co. SA	209	4,815

		19,132

Hong Kong — 5.0%
Beijing Enterprises Holdings Ltd.	2,646	12,692
Beijing Enterprises Water Group Ltd.*	2,330	1,271

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Hong Kong (Continued)
Bosideng International Holdings Ltd.	9,873	$1,245
Brilliance China Automotive Holdings Ltd.	884	1,401
China Agri-Industries Holdings Ltd.	2,651	1,054
China Everbright International Ltd.	2,925	2,463
China Everbright Ltd.	3,376	5,910
China Foods Ltd.	2,641	1,312
China Gas Holdings Ltd.	1,121	3,563
China Jinmao Holdings Group Ltd.	4,465	2,105
China Merchants Port Holdings Co. Ltd.	1,949	3,978
China Mobile Ltd.	100	940
China Overseas Land & Investment Ltd.	4,496	14,235
China Power International Development Ltd.	6,639	1,446
China Resources Beer Holdings Co. Ltd.	1,741	7,409
China Resources Cement Holdings Ltd.	10,053	11,732
China Resources Gas Group Ltd.	2,388	10,877
China Resources Land Ltd.	3,135	10,924
China Resources Power Holdings Co. Ltd.	8,294	14,942
China State Construction International Holdings Ltd.	1,844	1,919
China Taiping Insurance Holdings Co. Ltd.	841	2,668
China Traditional Chinese Medicine Holdings Co. Ltd.	7,231	5,270
China Unicom Hong Kong Ltd.	1,604	1,866
CITIC Ltd.	1,088	1,547
COSCO SHIPPING Ports Ltd.	5,776	6,115
Far East Horizon Ltd.	808	765
GCL-Poly Energy Holdings Ltd.*(a)	12,678	856
Guangdong Investment Ltd.	7,974	14,142
Haier Electronics Group Co. Ltd.*	3,142	8,186
Hopson Development Holdings Ltd.	1,336	1,237
Kingboard Holdings Ltd.	18,132	64,453
Kingboard Laminates Holdings Ltd.	22,950	21,667
Kunlun Energy Co. Ltd.	12,930	13,508
Lee & Man Paper Manufacturing Ltd.	21,229	20,339
Nine Dragons Paper Holdings Ltd.	2,052	2,327
Poly Property Group Co. Ltd.	2,764	1,053
Shanghai Industrial Holdings Ltd.	3,638	8,668
Shenzhen International Holdings Ltd.	4,610	8,646
Shenzhen Investment Ltd.	15,539	5,088
Shimao Property Holdings Ltd.	1,806	5,384
Sino Biopharmaceutical Ltd.	6,409	8,117
Yuexiu Property Co. Ltd.	38,083	6,890

		320,210

Hungary — 1.3%
Magyar Telekom Telecommunications PLC	8,930	13,144
MOL Hungarian Oil & Gas PLC	5,000	51,204
OTP Bank Nyrt	230	8,502
Richter Gedeon Nyrt	462	9,116

		81,966

India — 7.7%
ABB India Ltd.	148	2,730
ACC Ltd.	325	7,509
Adani Ports & Special Economic Zone Ltd.	615	3,322
Ambuja Cements Ltd.	1,459	4,965
Ashok Leyland Ltd.	1,131	2,058

	Number of Shares	Value
India (Continued)
Asian Paints Ltd.	116	$2,245
Aurobindo Pharma Ltd.	211	2,120
Axis Bank Ltd.*	120	1,099
Bajaj Auto Ltd.	70	2,709
Bajaj Finance Ltd.	50	2,014
Bajaj Holdings & Investment Ltd.	370	16,262
Berger Paints India Ltd.	302	1,425
Bharat Electronics Ltd.	1,888	3,021
Bharat Forge Ltd.	342	3,274
Bharat Heavy Electricals Ltd.	748	850
Bharat Petroleum Corp. Ltd.	1,349	6,887
Bharti Airtel Ltd.	572	3,096
Bharti Infratel Ltd.	1,257	5,085
Biocon Ltd.	225	1,980
Bosch Ltd.	5	1,550
Britannia Industries Ltd.	47	4,464
Cadila Healthcare Ltd.	38	216
Castrol India Ltd.	870	1,948
Cipla Ltd.	687	6,414
Coal India Ltd.	898	3,620
Colgate-Palmolive India Ltd.	213	3,511
Container Corp. Of India Ltd.	848	7,794
Cummins India Ltd.	188	2,036
Dabur India Ltd.	1,313	8,863
Divi’s Laboratories Ltd.	418	7,696
Dr Reddy’s Laboratories Ltd.	70	2,460
Eicher Motors Ltd.	10	3,956
Emami Ltd.	126	1,003
Exide Industries Ltd.	1,170	4,703
GAIL India Ltd.	2,416	12,678
GlaxoSmithKline Consumer Healthcare Ltd.	26	2,825
Godrej Consumer Products Ltd.	158	3,235
Grasim Industries Ltd.	1,123	16,902
Great Eastern Shipping Co. Ltd.	787	3,382
Havells India Ltd.	483	4,939
HCL Technologies Ltd.	871	12,851
Hero MotoCorp Ltd.	184	8,441
Hindalco Industries Ltd.	1,253	4,204
Hindustan Petroleum Corp. Ltd.	4,580	16,389
Hindustan Unilever Ltd.	223	5,597
Hindustan Zinc Ltd.	188	794
Housing Development Finance Corp. Ltd.	133	3,630
ICICI Lombard General Insurance Co. Ltd., 144A	189	2,121
ICICI Prudential Life Insurance Co. Ltd., 144A	249	1,318
Indiabulls Housing Finance Ltd.	47	834
Indian Oil Corp. Ltd.	2,214	4,856
Infosys Ltd.	576	11,703
InterGlobe Aviation Ltd., 144A	253	3,313
ITC Ltd.	297	1,339
JSW Energy Ltd.*	716	736
JSW Steel Ltd.	4,218	23,571
Kansai Nerolac Paints Ltd.	741	5,385
Larsen & Toubro Ltd.	127	2,452
Lupin Ltd.	93	1,221
Mahindra & Mahindra Ltd.	751	10,221

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
India (Continued)
Mangalore Refinery & Petrochemicals Ltd.	484	$552
Marico Ltd.	1,163	6,058
Maruti Suzuki India Ltd.	41	5,258
Motherson Sumi Systems Ltd.	224	960
Mphasis Ltd.	1,460	25,937
MRF Ltd.	4	4,175
Nestle India Ltd.	48	7,838
NHPC Ltd.	17,379	6,212
NMDC Ltd.	1,986	3,122
NTPC Ltd.	2,094	5,063
Oil & Natural Gas Corp. Ltd.	2,249	5,709
Oil India Ltd.	1,731	5,213
Oracle Financial Services Software Ltd.	142	8,329
Page Industries Ltd.	21	10,190
Petronet LNG Ltd.	1,346	4,707
Pidilite Industries Ltd.	385	6,344
Power Grid Corp. of India Ltd.	1,256	3,568
Rajesh Exports Ltd.	765	7,155
Reliance Industries Ltd.	163	2,854
Reliance Infrastructure Ltd.	172	1,159
Rural Electrification Corp. Ltd.	1,592	2,689
Shree Cement Ltd.	11	2,935
Shriram Transport Finance Co. Ltd.	109	2,053
Siemens Ltd.	138	1,984
Steel Authority of India Ltd.*	153	172
Sun Pharmaceutical Industries Ltd.	344	3,166
Sun TV Network Ltd.	111	1,199
Tata Communications Ltd.	105	799
Tata Consultancy Services Ltd.	58	1,700
Tata Motors Ltd.*	481	1,814
Tata Power Co. Ltd.	3,264	3,530
Tata Steel Ltd.	106	897
Tech Mahindra Ltd.	2,041	22,037
Titan Co. Ltd.	309	3,886
Torrent Pharmaceuticals Ltd.	105	2,684
Torrent Power Ltd.	60	223
UltraTech Cement Ltd.	30	1,893
United Breweries Ltd.	71	1,406
UPL Ltd.	570	5,749
Vakrangee Ltd.	265	145
Vedanta Ltd.	699	2,244
Wipro Ltd.	1,375	5,840
Yes Bank Ltd.	303	1,467
Zee Entertainment Enterprises Ltd.	762	5,371

		494,108

Indonesia — 1.9%
PT Adaro Energy Tbk	18,753	2,374
PT Astra Agro Lestari Tbk	1,131	1,037
PT Astra International Tbk	7,506	3,694
PT Bank Central Asia Tbk	2,625	4,420
PT Bank Danamon Indonesia Tbk	7,553	3,487
PT Bank Mandiri Persero Tbk	5,643	2,643
PT Bank Negara Indonesia Persero Tbk	9,450	5,004
PT Bank Rakyat Indonesia Persero Tbk	19,593	4,230
PT Bukit Asam Tbk	9,151	2,516
PT Bumi Serpong Damai Tbk*	80,190	6,533

	Number of Shares	Value
Indonesia (Continued)
PT Charoen Pokphand Indonesia Tbk	7,348	$2,484
PT Gudang Garam Tbk	832	4,123
PT Hanjaya Mandala Sampoerna Tbk	3,301	858
PT Indocement Tunggal Prakarsa Tbk	7,278	8,758
PT Indofood CBP Sukses Makmur Tbk	5,954	3,507
PT Indofood Sukses Makmur Tbk	15,777	6,828
PT Jasa Marga Persero Tbk	25,323	7,788
PT Kalbe Farma Tbk	73,079	6,673
PT Media Nusantara Citra Tbk	9,667	594
PT Perusahaan Gas Negara Persero Tbk	25,599	3,719
PT Semen Indonesia Persero Tbk	20,627	13,233
PT Surya Citra Media Tbk	13,648	1,946
PT Telekomunikasi Indonesia Persero Tbk	33,491	7,935
PT Tower Bersama Infrastructure Tbk	2,101	792
PT Unilever Indonesia Tbk	804	2,393
PT United Tractors Tbk	6,692	15,628
PT XL Axiata Tbk*	4,697	1,014

		124,211

Isle of Man — 0.0%
MAS Real Estate, Inc.	1,504	2,206

Malaysia — 5.9%
AirAsia Group Bhd	17,401	14,566
Alliance Bank Malaysia Bhd	1,948	1,958
AMMB Holdings Bhd	361	360
Astro Malaysia Holdings Bhd	15,857	6,714
Axiata Group Bhd	9,783	11,427
British American Tobacco Malaysia Bhd	134	1,104
Bumi Armada Bhd*	26,000	3,511
CIMB Group Holdings Bhd	6,532	9,680
DiGi.Com Bhd	10,041	11,508
FGV Holdings Bhd	6,317	2,321
Gamuda Bhd	3,962	3,567
Genting Bhd	8,919	18,708
Genting Malaysia Bhd	8,736	11,097
HAP Seng Consolidated Bhd	1,332	3,186
Hong Leong Bank Bhd	783	3,917
Hong Leong Financial Group Bhd	618	2,951
IHH Healthcare Bhd	2,279	3,095
IJM Corp. Bhd	10,978	4,995
IOI Corp. Bhd	5,387	5,925
KLCCP Stapled Group (c)	3,700	6,951
Kuala Lumpur Kepong Bhd	1,925	11,551
Malayan Banking Bhd	1,034	2,506
Malaysia Airports Holdings Bhd	5,765	13,117
Maxis Bhd	4,316	6,070
MISC Bhd	6,889	9,941
MMC Corp. Bhd	2,174	735
Nestle Malaysia Bhd	469	16,777
Petronas Chemicals Group Bhd	8,529	19,634
Petronas Dagangan Bhd	2,919	19,320
Petronas Gas Bhd	1,877	8,541
PPB Group Bhd	2,160	8,830
Press Metal Aluminium Holdings Bhd	3,986	4,830
Public Bank Bhd	1,135	6,938
RHB Bank Bhd	1,731	2,275
RHB Bank Bhd*(b)	400	0

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Malaysia (Continued)
Sime Darby Bhd	76,247	$47,312
Sime Darby Plantation Bhd	9,115	11,889
Sime Darby Property Bhd	21,743	6,667
Telekom Malaysia Bhd	4,515	3,637
Tenaga Nasional Bhd	8,801	33,581
Westports Holdings Bhd	5,996	5,428
YTL Corp. Bhd	28,128	9,103
YTL Power International Bhd	11,888	3,298

		379,521

Mexico — 4.9%
Alfa SAB de CV, Class A	7,323	9,625
Alpek SAB de CV	1,548	2,282
Alsea SAB de CV	2,344	8,344
America Movil SAB de CV, Series L	18,487	15,518
Arca Continental SAB de CV	131	805
Banco del Bajio SA, 144A	765	1,780
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	492	778
Becle SAB de CV	619	876
Cemex SAB de CV, Series CPO*	17,676	12,508
Coca-Cola Femsa SAB de CV, Series L	734	4,412
Concentradora Fibra Danhos SA de CV REIT	4,237	7,002
El Puerto de Liverpool SAB de CV, Class C1	428	3,011
Fibra Uno Administracion SA de CV REIT	19,365	25,380
Fomento Economico Mexicano SAB de CV	1,350	12,900
Gruma SAB de CV, Class B	361	4,570
Grupo Aeroportuario del Centro Norte SAB de CV	2,045	13,478
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,932	19,930
Grupo Aeroportuario del Sureste SAB de CV, Class B	342	6,402
Grupo Bimbo SAB de CV, Series A	2,091	4,347
Grupo Carso SAB de CV, Series A1	450	1,664
Grupo Comercial Chedraui SA de CV	5,770	13,682
Grupo Elektra SAB DE CV	101	4,742
Grupo Financiero Banorte SAB de CV, Class O	1,625	11,121
Grupo Financiero Inbursa SAB de CV, Class O	5,911	9,386
Grupo Mexico SAB de CV, Series B	2,189	6,413
Grupo Simec SAB de CV, Series B*	295	839
Grupo Televisa SAB, Series CPO	868	3,130
Industrias Bachoco SAB de CV, Series B	3,727	18,013
Industrias CH SAB de CV, Series B*	292	1,141
Industrias Penoles SAB de CV	55	934
Infraestructura Energetica Nova SAB de CV	1,664	7,732
Kimberly-Clark de Mexico SAB de CV, Class A	2,076	3,644
Megacable Holdings SAB de CV, Series CPO	2,874	13,508
Mexichem SAB de CV	6,084	20,584
Nemak SAB de CV, 144A	14,340	11,970
OHL Mexico SAB de CV	1,413	2,142

	Number of Shares	Value
Mexico (Continued)
Organizacion Soriana SAB de CV, Class B*	1,464	$2,681
Promotora y Operadora de Infraestructura SAB de CV	1,112	11,773
Regional SAB de CV	936	5,743
Telesites SAB de CV*	1,129	879
Wal-Mart de Mexico SAB de CV	3,230	8,935

		314,604

Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	148	1,863
Credicorp Ltd.	87	18,867

		20,730

Philippines — 2.5%
Aboitiz Equity Ventures, Inc.	5,960	5,958
Aboitiz Power Corp.	4,180	2,893
Alliance Global Group, Inc.*	17,909	4,622
Ayala Corp.	392	7,331
Ayala Land, Inc.	12,462	10,372
Bank of the Philippine Islands	1,929	3,382
BDO Unibank, Inc.	1,151	2,801
Bloomberry Resorts Corp.	3,194	570
DMCI Holdings, Inc.	48,933	11,714
Energy Development Corp.*	8,122	1,069
Globe Telecom, Inc.	85	3,364
GT Capital Holdings, Inc.	725	11,878
International Container Terminal Services, Inc.	4,019	7,039
Jollibee Foods Corp.	3,804	20,490
LT Group, Inc.	11,463	3,688
Manila Electric Co.	2,653	18,528
Megaworld Corp.	83,588	7,176
Metro Pacific Investments Corp.	40,800	4,159
Metropolitan Bank & Trust Co.	1,600	2,192
Petron Corp.	11,745	1,990
PLDT, Inc.	328	8,545
Semirara Mining & Power Corp.	11,774	6,386
SM Investments Corp.	448	8,094
SM Prime Holdings, Inc.	8,815	6,430
Universal Robina Corp.	880	2,296

		162,967

Poland — 2.1%
Alior Bank SA*	73	1,350
Asseco Poland SA	1,239	15,452
Bank Handlowy w Warszawie SA	20	369
Bank Millennium SA*	256	625
Bank Polska Kasa Opieki SA	22	698
Bank Zachodni WBK SA	11	1,124
Budimex SA	54	1,673
CCC SA	69	4,042
CD Projekt SA*	122	6,828
Ciech SA	113	1,615
Cyfrowy Polsat SA*	66	403
Dino Polska SA, 144A*	151	3,746
Enea SA*	1,414	3,281
Eurocash SA	409	2,263
Grupa Azoty SA	136	1,404

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Poland (Continued)
Grupa Lotos SA	207	$3,931
LPP SA	5	12,505
mBank SA	8	890
Orange Polska SA*	8,074	10,662
PGE Polska Grupa Energetyczna SA*	3,618	8,847
PLAY Communications SA, 144A	1,070	6,309
Polski Koncern Naftowy ORLEN SA	957	25,545
Polskie Gornictwo Naftowe i Gazownictwo SA*	5,746	9,086
Powszechna Kasa Oszczednosci Bank Polski SA	190	2,179
Powszechny Zaklad Ubezpieczen SA	479	5,812
Tauron Polska Energia SA*	5,964	3,241

		133,880

Qatar — 0.7%
Al Meera Consumer Goods Co. QSC	65	2,706
Barwa Real Estate Co.	942	9,316
Commercial Bank QSC	40	433
Doha Bank QPSC	267	1,885
Industries Qatar QSC	145	4,938
Masraf Al Rayan QSC	316	3,272
Ooredoo QPSC	153	3,076
Qatar Electricity & Water Co. QSC	102	5,362
Qatar Gas Transport Co. Ltd.	545	2,618
Qatar International Islamic Bank QSC	103	1,585
Qatar Islamic Bank SAQ	57	2,192
Qatar National Bank QPSC	24	1,173
Qatar Navigation QSC	133	2,387
United Development Co. QSC	641	2,447

		43,390

Romania — 0.0%
NEPI Rockcastle PLC	253	2,417

Russia — 2.9%
Aeroflot PJSC	2,136	3,663
Alrosa PJSC	9,543	14,365
Federal Grid Co Unified Energy System PJSC	313,925	760
Gazprom PJSC	2,468	5,495
Inter RAO UES PJSC	111,891	6,711
LSR Group PJSC, GDR	145	296
LUKOIL PJSC	306	21,355
Magnit PJSC	16	964
Magnitogorsk Iron & Steel Works PJSC	8,294	5,966
MMC Norilsk Nickel PJSC	24	3,998
Mobile TeleSystems PJSC	6,354	24,712
Mosenergo PJSC	98,003	2,701
Novatek PJSC	359	5,772
Novolipetsk Steel PJSC	3,925	9,654
Novorossiysk Commercial Sea Port PJSC*	41,778	3,858
PhosAgro PJSC, GDR	621	8,228
Polyus PJSC, GDR	91	2,953
ROSSETI PJSC	19,737	198
Rostelecom PJSC	6,946	6,971
RusHydro PJSC	196,795	1,861
Safmar Financial Investment	101	1,205

	Number of Shares	Value
Russia (Continued)
Sberbank of Russia PJSC	463	$1,251
Severstal PJSC	914	14,739
Surgutneftegas PJSC	3,668	1,565
Tatneft PJSC	2,562	29,788
TMK PJSC	908	952
Unipro PJSC	87,763	3,476

		183,457

Singapore — 0.1%
Yanlord Land Group Ltd.	3,498	3,881

South Africa — 9.8%
Absa Group Ltd. (a)	348	3,861
AECI Ltd.	1,029	7,309
African Rainbow Minerals Ltd.	99	851
Anglo American Platinum Ltd.	40	1,174
Aspen Pharmacare Holdings Ltd.	399	7,936
Attacq Ltd.*	1,055	1,162
AVI Ltd.	2,368	18,750
Barloworld Ltd.	2,023	17,260
Bid Corp. Ltd.	1,105	23,651
Bidvest Group Ltd.	2,345	34,572
Capitec Bank Holdings Ltd.	78	5,338
Clicks Group Ltd.	2,271	31,466
Coronation Fund Managers Ltd.	615	2,416
Dis-Chem Pharmacies Ltd., 144A	1,897	4,380
Discovery Ltd.	474	5,668
Exxaro Resources Ltd.	771	7,833
FirstRand Ltd. (a)	449	2,167
Fortress REIT Ltd., Class A REIT	13,096	14,740
Foschini Group Ltd.	1,045	12,453
Gold Fields Ltd.	314	772
Growthpoint Properties Ltd. REIT	18,260	31,706
Hyprop Investments Ltd. REIT	1,938	13,492
Imperial Holdings Ltd.	2,356	33,155
Investec Ltd.	483	3,170
JSE Ltd.	272	3,007
KAP Industrial Holdings Ltd.	4,082	2,076
Liberty Holdings Ltd. (a)	291	2,312
Massmart Holdings Ltd.	775	5,859
MMI Holdings Ltd.	582	681
Mr Price Group Ltd.	924	14,211
MTN Group Ltd. (a)	1,084	6,584
Nampak Ltd.*	2,230	2,399
Nedbank Group Ltd. (a)	101	1,916
Netcare Ltd.	2,524	5,056
Omnia Holdings Ltd.	496	4,401
Pepkor Holdings Ltd., 144A*	993	1,220
Pick n Pay Stores Ltd.	3,830	18,952
Pioneer Foods Group Ltd.	103	742
PSG Group Ltd.	49	753
Rand Merchant Investment Holdings Ltd.	3,441	9,592
Redefine Properties Ltd. REIT	12,885	9,102
Remgro Ltd.	721	10,551
Resilient REIT Ltd. REIT	450	1,750
Reunert Ltd.	3,640	18,892
RMB Holdings Ltd.	3,630	20,886
Sanlam Ltd.	755	4,088

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
South Africa (Continued)
Santam Ltd.	362	$7,491
Sappi Ltd.	640	4,385
Sasol Ltd. (a)	235	9,239
Shoprite Holdings Ltd.	883	12,295
SPAR Group Ltd. (a)	3,997	55,926
Standard Bank Group Ltd.	191	2,429
Super Group Ltd.*	10,653	28,648
Telkom SA SOC Ltd.	845	2,900
Tiger Brands Ltd.	607	11,860
Tongaat Hulett Ltd.	351	1,895
Truworths International Ltd.	2,811	16,508
Tsogo Sun Holdings Ltd.	1,095	1,571
Vodacom Group Ltd.	644	5,556
Vukile Property Fund Ltd. REIT	18,283	25,082
Woolworths Holdings Ltd.	3,901	14,436

		630,533

Spain — 0.1%
AmRest Holdings SE*	37	4,081

Taiwan — 13.8%
Acer, Inc.*	31,907	26,697
Advantech Co. Ltd.	651	4,430
ASE Technology Holding Co. Ltd.*	5,083	12,461
Asia Cement Corp.	7,481	10,193
Asustek Computer, Inc.	4,969	42,305
AU Optronics Corp.	86,090	37,278
Catcher Technology Co. Ltd.	1,525	18,693
Cathay Financial Holding Co. Ltd.	1,166	1,997
Chang Hwa Commercial Bank Ltd.*	4,911	3,054
Cheng Shin Rubber Industry Co. Ltd.	3,081	4,704
Cheng Uei Precision Industry Co. Ltd.	8,270	7,552
Chicony Electronics Co. Ltd.	4,366	9,183
China Airlines Ltd.	21,601	6,618
China Development Financial Holding Corp.	18,196	6,576
China Life Insurance Co. Ltd.	7,515	7,475
China Motor Corp.	9,739	8,181
China Steel Corp.	15,734	12,883
Chunghwa Telecom Co. Ltd.	2,785	9,838
Compal Electronics, Inc.	873	547
CTBC Financial Holding Co. Ltd.	15,836	11,136
Delta Electronics, Inc.	2,012	8,057
E.Sun Financial Holding Co. Ltd.	10,603	7,802
Eclat Textile Co. Ltd.	116	1,409
Epistar Corp.	1,107	1,276
Eternal Materials Co. Ltd.	8,332	7,297
Eva Airways Corp.*	13,376	6,794
Evergreen Marine Corp. Taiwan Ltd.	2,170	922
Far Eastern International Bank*	6,474	2,371
Far Eastern New Century Corp.	10,431	12,141
Far EasTone Telecommunications Co. Ltd.	4,955	11,809
Feng Hsin Steel Co. Ltd.	8,706	16,440
Feng TAY Enterprise Co. Ltd.	1,117	6,764
First Financial Holding Co. Ltd.	10,454	6,994
Formosa Chemicals & Fibre Corp.	4,678	18,733
Formosa Petrochemical Corp.	840	3,446
Formosa Plastics Corp.	4,273	15,651
Formosa Taffeta Co. Ltd.	704	819

	Number of Shares	Value
Taiwan (Continued)
Foxconn Technology Co. Ltd.	3,574	$9,076
Fubon Financial Holding Co. Ltd.	1,881	3,117
Giant Manufacturing Co. Ltd.	137	591
Hon Hai Precision Industry Co. Ltd.	2,295	6,015
Hua Nan Financial Holdings Co. Ltd.	6,408	3,755
Innolux Corp.	73,608	27,440
Inventec Corp.	15,448	13,856
Largan Precision Co. Ltd.	11	1,685
Lite-On Technology Corp.	5,635	6,779
MediaTek, Inc.	1,901	15,566
Mega Financial Holding Co. Ltd.	6,305	5,296
Nan Ya Plastics Corp.	7,100	19,741
Nanya Technology Corp.	981	2,226
Novatek Microelectronics Corp.	4,706	23,059
Oriental Union Chemical Corp.	2,635	2,792
Pegatron Corp.	9,949	21,443
Pou Chen Corp.	7,456	8,217
President Chain Store Corp.	2,984	32,546
Quanta Computer, Inc.	807	1,387
Realtek Semiconductor Corp.	2,471	11,987
Shin Kong Financial Holding Co. Ltd.*	26,149	10,344
SinoPac Financial Holdings Co. Ltd.	29,457	10,789
Synnex Technology International Corp.	32,319	43,246
Taishin Financial Holding Co. Ltd.	4,585	2,157
Taiwan Business Bank*	17,368	6,276
Taiwan Cement Corp.	9,315	12,844
Taiwan Cooperative Financial Holding Co. Ltd.	18,440	10,956
Taiwan Fertilizer Co. Ltd.	2,162	2,981
Taiwan Glass Industry Corp.	2,510	1,336
Taiwan High Speed Rail Corp.	5,588	4,712
Taiwan Mobile Co. Ltd.	2,526	8,800
Taiwan Secom Co. Ltd.	2,124	6,065
Taiwan Semiconductor Manufacturing Co. Ltd.	684	5,701
Teco Electric and Machinery Co. Ltd.	4,343	3,181
Transcend Information, Inc.	1,021	2,470
U-Ming Marine Transport Corp.	805	895
Unimicron Technology Corp.	21,899	12,548
Uni-President Enterprises Corp.	15,522	39,216
United Microelectronics Corp.	49,910	28,193
Vanguard International Semiconductor Corp.	3,703	8,982
Walsin Lihwa Corp.	54,905	38,790
Wan Hai Lines Ltd.	3,537	1,935
Wistron Corp.	33,097	23,437
Yuanta Financial Holding Co. Ltd.	15,792	7,995
Yulon Motor Co. Ltd.	298	204
Yulon Nissan Motor Co. Ltd.	242	1,911

		883,064

Thailand — 6.7%
Advanced Info Service PCL, NVDR	1,546	9,541
Airports of Thailand PCL, NVDR	2,310	4,711
Bangkok Bank PCL	380	2,380
Bangkok Dusit Medical Services PCL, NVDR	8,166	6,549
Bangkok Life Assurance PCL, NVDR	503	503

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Thailand (Continued)
Banpu PCL, NVDR	22,835	$14,163
BTS Group Holdings PCL, NVDR	16,077	4,543
Bumrungrad Hospital PCL, NVDR	1,041	5,773
Central Pattana PCL, NVDR	11,816	29,784
Charoen Pokphand Foods PCL, NVDR	3,536	2,782
CP ALL PCL, NVDR	5,332	10,996
Delta Electronics Thailand PCL, NVDR	1,668	3,554
Electricity Generating PCL, NVDR	2,897	20,004
Energy Absolute PCL, NVDR	3,100	3,670
Glow Energy PCL, NVDR	4,813	13,823
Home Product Center PCL, NVDR	29,477	13,149
Indorama Ventures PCL, NVDR	7,728	14,167
Intouch Holdings PCL, NVDR	11,612	19,690
IRPC PCL, NVDR	162,617	34,531
Kasikornbank PCL	254	1,645
Kasikornbank PCL, NVDR	158	1,018
Krung Thai Bank PCL, NVDR	5,798	3,437
Land & Houses PCL, NVDR	89,121	30,769
Minor International PCL, NVDR	6,902	8,330
PTT Exploration & Production PCL, NVDR	3,979	17,324
PTT Global Chemical PCL, NVDR	15,402	38,470
PTT PCL, NVDR	9,840	15,784
Ratchaburi Electricity Generating Holding PCL, NVDR	11,446	18,272
Siam Cement PCL	1,196	16,517
Siam City Cement PCL, NVDR	117	843
Siam Commercial Bank PCL, NVDR	1,040	4,703
Thai Oil PCL, NVDR	18,570	47,801
Thai Union Group PCL, NVDR	6,639	3,550
TMB Bank PCL, NVDR	84,677	5,692
Total Access Communication PCL, NVDR	1,646	2,301

		430,769

Turkey — 2.5%
Akbank TAS	1,581	1,375
Anadolu Efes Biracilik Ve Malt Sanayii AS	499	1,575
Arcelik AS	368	737
Aselsan Elektronik Sanayi Ve Ticaret AS	655	2,554
Aygaz AS	1,907	3,453
BIM Birlesik Magazalar AS	1,745	19,236
Coca-Cola Icecek AS	162	699
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	4,112	1,143
Enka Insaat ve Sanayi AS	2,072	1,605
Eregli Demir ve Celik Fabrikalari TAS	9,690	17,325
Ford Otomotiv Sanayi AS	987	9,978
Haci Omer Sabanci Holding AS	1,008	1,084
KOC Holding AS	1,722	3,895
Migros Ticaret AS*	364	742
Petkim Petrokimya Holding AS	1,191	991
Soda Sanayii AS	6,807	8,326
TAV Havalimanlari Holding AS	1,372	6,829
Tekfen Holding AS	4,887	15,099
Tofas Turk Otomobil Fabrikasi AS	1,106	3,825
Tupras Turkiye Petrol Rafinerileri AS	1,583	28,207
Turk Hava Yollari AO*	330	811
Turk Telekomunikasyon AS*	2,977	1,645

	Number of Shares	Value
Turkey (Continued)
Turk Traktor ve Ziraat Makineleri AS	186	$1,279
Turkcell Iletisim Hizmetleri AS	5,702	9,127
Turkiye Garanti Bankasi AS	1,663	1,494
Turkiye Halk Bankasi AS	270	250
Turkiye Is Bankasi AS, Class C	1,999	1,204
Turkiye Sinai Kalkinma Bankasi AS	10,001	1,148
Turkiye Sise ve Cam Fabrikalari AS	13,971	12,996
Turkiye Vakiflar Bankasi TAO, Class D	1,889	987
Ulker Biskuvi Sanayi AS*	784	1,756
Yapi ve Kredi Bankasi AS*	3,147	798

		162,173

United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	1,115	2,155
Abu Dhabi National Oil Co. for Distribution PJSC	4,000	2,668
Air Arabia PJSC	32,316	8,886
Al Waha Capital PJSC	4,000	2,015
Aldar Properties PJSC	8,443	4,436
DAMAC Properties Dubai Co. PJSC	4,230	2,418
Dana Gas PJSC	4,260	1,287
DP World Ltd.	141	3,017
Dubai Investments PJSC	4,249	2,302
Dubai Islamic Bank PJSC	1,944	2,710
Emaar Development PJSC*	5,500	7,921
Emaar Malls PJSC	7,670	4,176
Emaar Properties PJSC	4,819	6,573
Emirates Telecommunications Group Co. PJSC	702	3,240
First Abu Dhabi Bank PJSC	506	2,039

		55,843

United Kingdom — 0.5%
Mondi Ltd.	1,096	30,685

TOTAL COMMON STOCKS (Cost $6,274,540)		6,130,308

PREFERRED STOCKS — 2.6%
Brazil — 1.7%
Alpargatas SA	924	2,714
Banco Bradesco SA	53	365
Banco do Estado do Rio Grande do Sul SA, Class B	374	1,330
Bradespar SA	232	1,750
Braskem SA, Class A	698	10,031
Centrais Eletricas Brasileiras SA, Class B*	108	474
Cia Brasileira de Distribuicao	1,705	33,797
Cia de Gas de Sao Paulo — COMGAS, Class A	509	6,466
Cia de Transmissao de Energia Eletrica Paulista	147	2,043
Cia Energetica de Minas Gerais	62	112
Cia Paranaense de Energia, Class B	22	109
Gerdau SA	176	685
Itau Unibanco Holding SA	308	3,160
Itausa — Investimentos Itau SA	12,566	29,249
Telefonica Brasil SA	1,440	13,987

		106,272

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Chile — 0.3%
Embotelladora Andina SA, Class B	1,382	$5,344
Sociedad Quimica y Minera de Chile SA, Class B	239	10,383

		15,727

Colombia — 0.2%
Bancolombia SA 3.24%	572	6,217
Grupo Aval Acciones y Valores SA	23,407	9,195

		15,412

Russia — 0.4%
Bashneft PJSC	417	10,460
Surgutneftegas PJSC	7,816	4,342
Tatneft PJSC, Series	555	4,334
Transneft PJSC	4	8,463

		27,599

TOTAL PREFERRED STOCKS (Cost $166,369)		165,010

EXCHANGE TRADED FUNDS — 1.0%
Global X MSCI Pakistan ETF	2,150	23,758
iShares Core MSCI Emerging Markets ETF	300	15,693
iShares MSCI Emerging Markets ETF	225	9,713
Vanguard FTSE Emerging Markets ETF	300	12,612

TOTAL EXCHANGE TRADED FUNDS (Cost $63,484)		61,776

	Number of Shares	Value
RIGHTS — 0.0%
Hong Kong — 0.0%
China Everbright International Ltd., expires 09/13/18* (Cost $0)	1,083	$84

WARRANT — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL, NVDR*, expires 12/31/19 (b) (Cost $0)	1,786	7

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (d)(e) (Cost $90,527)	90,527	90,527

TOTAL INVESTMENTS — 100.5% (Cost $6,594,920)		$6,447,712
Other assets and liabilities, net — (0.5%)		(31,231)

NET ASSETS — 100.0%		$6,416,481

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (d)(e)
184,866	—	(94,339)	—	—	565	—	90,527	90,527

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $94,828, which is 1.5% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $8,824.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2018

At August 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Futures	USD	1	$56,565	$52,745	9/21/2018	$(3,820)

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$6,129,504	$—	$804	$6,130,308
Preferred Stocks (f)	165,010	—	—	165,010
Exchange Traded Funds	61,776	—	—	61,776
Rights	—	84	—	84
Warrant	—	—	7	7
Short-Term Investments	90,527	—	—	90,527

TOTAL	$6,446,817	$84	$811	$6,447,712

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(3,820)	$—	$—	$(3,820)

TOTAL	$(3,820)	$—	$—	$(3,820)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended August 31, 2018, the amount of transfers between Level 1 and Level 3 was $894. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF

August 31, 2018

	Number of Shares	Value
COMMON STOCKS — 98.8%
Consumer Discretionary — 19.0%
Adient PLC (a)	714	$30,909
Advance Auto Parts, Inc.	726	119,086
AMC Networks, Inc., Class A*	1,524	95,722
Aptiv PLC	3,136	275,999
Aramark	5,513	226,474
AutoNation, Inc.*(a)	2,130	96,596
AutoZone, Inc.*	967	741,573
Best Buy Co., Inc.	6,301	501,308
Booking Holdings, Inc.*	33	64,401
BorgWarner, Inc.	10,183	445,710
Bright Horizons Family Solutions, Inc.*	2,100	250,803
Brunswick Corp.	3,256	216,264
Burlington Stores, Inc.*	1,956	328,960
Cable One, Inc.	62	51,940
CarMax, Inc.*(a)	1,739	135,729
Carnival Corp.	4,700	289,003
Carter’s, Inc.	4,504	477,109
CBS Corp., Class B	1,970	104,449
Charter Communications, Inc., Class A*	165	51,216
Chipotle Mexican Grill, Inc.*	110	52,270
Choice Hotels International, Inc.	1,766	137,836
Cinemark Holdings, Inc. (a)	2,136	79,716
Columbia Sportswear Co.	1,166	105,756
Comcast Corp., Class A	1,153	42,649
D.R. Horton, Inc.	8,882	395,338
Darden Restaurants, Inc.	3,974	461,143
Dick’s Sporting Goods, Inc. (a)	702	26,283
Discovery, Inc., Class A*	586	16,308
Discovery, Inc., Class C*	1,816	46,562
Dollar General Corp.	13,621	1,467,390
Dollar Tree, Inc.*	7,799	627,898
Domino’s Pizza, Inc.	1,081	322,743
Dunkin’ Brands Group, Inc. (a)	1,378	100,442
Expedia Group, Inc. (a)	154	20,097
Extended Stay America, Inc.	3,113	62,820
Foot Locker, Inc.	1,371	67,590
Ford Motor Co.	21,686	205,583
Gap, Inc.	9,924	301,193
Garmin Ltd.	7,280	496,059
General Motors Co.	5,428	195,679
Gentex Corp.	29,756	695,695
Genuine Parts Co.	1,154	115,227
Goodyear Tire & Rubber Co.	1,667	37,824
Graham Holdings Co., Class B	211	118,719
Grand Canyon Education, Inc.*	2,686	320,010
H&R Block, Inc. (a)	4,408	119,281
Hanesbrands, Inc. (a)	4,287	75,194
Harley-Davidson, Inc. (a)	1,631	69,513
Hasbro, Inc.	1,725	171,310
Hilton Grand Vacations, Inc.*	3,376	110,260
Hilton Worldwide Holdings, Inc.	2,254	174,956
Home Depot, Inc.	605	121,466
Hyatt Hotels Corp., Class A	2,935	227,052
International Game Technology PLC (a)	811	17,063
Interpublic Group of Companies, Inc. (a)	17,573	410,330
John Wiley & Sons, Inc., Class A	5,208	336,176

	Number of Shares	Value
Consumer Discretionary (Continued)
Kohl’s Corp.	7,265	$574,734
L Brands, Inc. (a)	684	18,078
Las Vegas Sands Corp.	830	54,299
Lear Corp.	7,894	1,280,407
Leggett & Platt, Inc. (a)	2,677	121,643
Lennar Corp., Class A	2,055	106,182
Liberty Broadband Corp., Class A*	369	29,889
Liberty Broadband Corp., Class C*	967	78,414
Liberty Media Corp-Liberty SiriusXM, Class A*	1,684	78,710
Liberty Media Corp-Liberty SiriusXM, Class C*	3,480	163,699
Lions Gate Entertainment Corp., Class B	1,332	29,903
Live Nation Entertainment, Inc.*(a)	5,351	265,838
LKQ Corp.*	3,245	112,017
Lowe’s Cos., Inc.	3,209	348,979
Lululemon Athletica, Inc.*	826	127,972
Macy’s, Inc.	6,571	240,170
Madison Square Garden Co., Class A*	620	187,203
Marriott International, Inc., Class A	2,470	312,381
McDonald’s Corp.	594	96,365
MGM Resorts International	1,407	40,789
Michael Kors Holdings Ltd.*	3,275	237,831
Michaels Cos., Inc.*(a)	2,825	47,997
Mohawk Industries, Inc.*	690	132,197
News Corp., Class A	6,130	80,119
News Corp., Class B	1,287	17,503
NIKE, Inc., Class B	4,482	368,420
Nordstrom, Inc. (a)	3,500	219,975
Norwegian Cruise Line Holdings Ltd.*	2,176	116,655
NVR, Inc.*	229	611,075
Omnicom Group, Inc.	5,001	346,669
O’Reilly Automotive, Inc.*	2,184	732,557
Penske Automotive Group, Inc.	416	21,894
Polaris Industries, Inc. (a)	3,191	346,064
Pool Corp. (a)	2,370	389,296
PulteGroup, Inc. (a)	20,589	575,463
PVH Corp.	1,563	223,759
Qurate Retail, Inc.*	1,537	31,954
Ralph Lauren Corp.	3,082	409,320
Ross Stores, Inc.	13,519	1,294,850
Royal Caribbean Cruises Ltd.	1,379	169,038
Service Corp. International	9,273	389,095
ServiceMaster Global Holdings, Inc.*	3,264	196,721
Sirius XM Holdings, Inc.	17,963	127,537
Six Flags Entertainment Corp. (a)	3,309	223,523
Starbucks Corp.	2,820	150,729
Tapestry, Inc.	4,905	248,634
Target Corp.	19,591	1,714,213
Thor Industries, Inc. (a)	3,091	295,005
Tiffany & Co.	2,403	294,728
TJX Cos., Inc.	7,381	811,689
Toll Brothers, Inc.	9,791	354,728
Tractor Supply Co.	10,785	952,100
Tribune Media Co., Class A	291	10,735
Twenty-First Century Fox, Inc., Class A	3,713	168,570
Twenty-First Century Fox, Inc., Class B	1,678	75,342

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Consumer Discretionary (Continued)
Ulta Beauty, Inc.*	241	$62,660
Urban Outfitters, Inc.*(a)	2,160	100,397
Vail Resorts, Inc.	154	45,900
VF Corp.	6,388	588,526
Viacom, Inc., Class B	1,134	33,204
Visteon Corp.*(a)	3,768	415,950
Walt Disney Co.	987	110,564
Wendy’s Co.	1,852	32,688
Whirlpool Corp.	880	109,982
Williams-Sonoma, Inc. (a)	5,369	377,065
Wyndham Destinations, Inc.	4,358	192,624
Wyndham Hotels & Resorts, Inc.	3,642	206,684
Wynn Resorts Ltd.	74	10,977
Yum China Holdings, Inc.	3,391	131,164
Yum! Brands, Inc.	6,285	546,104

		32,472,828

Consumer Staples — 5.5%
Altria Group, Inc.	496	29,026
Archer-Daniels-Midland Co.	10,438	526,075
Brown-Forman Corp., Class A	738	38,848
Brown-Forman Corp., Class B	3,908	204,076
Bunge Ltd.	3,536	229,769
Campbell Soup Co. (a)	1,276	50,338
Casey’s General Stores, Inc. (a)	1,591	181,645
Church & Dwight Co., Inc. (a)	1,907	107,898
Clorox Co. (a)	1,632	236,607
Coca-Cola Co.	178	7,934
Colgate-Palmolive Co.	1,703	113,096
Conagra Brands, Inc.	6,234	229,100
Constellation Brands, Inc., Class A	1,167	242,969
Costco Wholesale Corp.	3,595	838,102
Energizer Holdings, Inc.	1,799	114,398
Estee Lauder Cos., Inc., Class A	2,010	281,641
Flowers Foods, Inc. (a)	7,710	155,357
General Mills, Inc.	3,014	138,674
Hain Celestial Group, Inc.*	1,024	29,246
Herbalife Nutrition Ltd.*	708	40,066
Hershey Co.	1,727	173,598
Hormel Foods Corp. (a)	7,329	286,930
Ingredion, Inc.	2,984	301,593
JM Smucker Co. (a)	2,083	215,341
Kellogg Co. (a)	1,597	114,649
Kimberly-Clark Corp.	1,709	197,458
Kroger Co.	25,276	796,194
Lamb Weston Holdings, Inc.	12,337	833,981
McCormick & Co., Inc. (a)	321	40,087
Molson Coors Brewing Co., Class B	1,041	69,476
Mondelez International, Inc., Class A	1,684	71,941
Monster Beverage Corp.*	1,171	71,302
Nu Skin Enterprises, Inc., Class A	254	20,218
PepsiCo, Inc.	411	46,036
Philip Morris International, Inc.	275	21,420
Pinnacle Foods, Inc.	1,862	123,674
Post Holdings, Inc.*	305	29,664
Procter & Gamble Co.	606	50,268
Seaboard Corp.	9	33,163

	Number of Shares	Value
Consumer Staples (Continued)
Sprouts Farmers Market, Inc.*(a)	3,607	$95,477
Sysco Corp.	11,049	826,686
Tyson Foods, Inc., Class A	2,793	175,428
US Foods Holding Corp.*	24,707	805,201
Walgreens Boots Alliance, Inc.	2,433	166,807
Walmart, Inc.	720	69,019

		9,430,476

Energy — 3.1%
Anadarko Petroleum Corp.	564	36,322
Andeavor	609	93,049
Antero Resources Corp.*(a)	978	18,103
Apache Corp. (a)	1,524	66,797
Apergy Corp.*	1,986	89,807
Cabot Oil & Gas Corp.	1,719	40,964
Centennial Resource Development, Inc., Class A*(a)	1,901	36,632
Cheniere Energy, Inc.*	591	39,556
Chevron Corp.	592	70,128
Cimarex Energy Co.	1,961	165,665
Concho Resources, Inc.*	923	126,589
ConocoPhillips	1,981	145,465
Devon Energy Corp.	1,576	67,658
Diamondback Energy, Inc. (a)	740	89,599
Energen Corp.*	333	25,824
EOG Resources, Inc.	1,355	160,202
Exxon Mobil Corp.	403	32,309
Halliburton Co.	3,074	122,622
Helmerich & Payne, Inc. (a)	505	33,113
HollyFrontier Corp.	4,154	309,556
Kinder Morgan, Inc.	700	12,390
Marathon Petroleum Corp.	8,937	735,426
Murphy Oil Corp.	868	26,760
National Oilwell Varco, Inc. (a)	1,420	66,839
Occidental Petroleum Corp.	4,105	327,866
ONEOK, Inc.	567	37,371
PBF Energy, Inc., Class A	2,223	115,418
Phillips 66	8,290	982,448
Pioneer Natural Resources Co.	541	94,513
Schlumberger Ltd.	674	42,570
Valero Energy Corp.	9,307	1,097,109

		5,308,670

Financials — 12.8%
Affiliated Managers Group, Inc.	1,598	233,452
Aflac, Inc.	8,006	370,197
AGNC Investment Corp. REIT	4,669	88,804
Alleghany Corp.	62	39,170
Allstate Corp.	3,426	344,553
Ally Financial, Inc.	7,926	213,051
American Express Co.	2,219	235,170
American Financial Group, Inc.	1,514	168,599
American National Insurance Co.	127	16,299
Ameriprise Financial, Inc.	937	133,017
Annaly Capital Management, Inc. REIT	13,659	145,059
Aon PLC	1,700	247,452
Arch Capital Group Ltd.*	2,552	78,015
Arthur J Gallagher & Co.	6,709	483,987

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Financials (Continued)
Associated Banc-Corp.	2,041	$55,617
Assurant, Inc.	631	64,879
Assured Guaranty Ltd.	2,662	108,450
Athene Holding, Ltd., Class A*	1,760	87,402
AXA Equitable Holdings, Inc.	831	19,071
Bank of Hawaii Corp. (a)	370	30,758
Bank of New York Mellon Corp.	1,456	75,930
Bank OZK (a)	921	37,264
BankUnited, Inc.	4,307	167,069
BB&T Corp.	3,183	164,434
Berkshire Hathaway, Inc., Class B*	183	38,196
BGC Partners, Inc., Class A	12,836	159,423
BlackRock, Inc.	88	42,157
BOK Financial Corp. (a)	224	22,971
Brighthouse Financial, Inc.*	676	28,061
Brown & Brown, Inc.	10,309	314,218
Capital One Financial Corp.	1,922	190,451
Cboe Global Markets, Inc.	2,678	269,942
Charles Schwab Corp.	326	16,558
Chimera Investment Corp. REIT	8,811	164,149
Chubb Ltd.	666	90,070
Cincinnati Financial Corp.	2,197	168,444
CIT Group, Inc.	1,153	62,539
Citigroup, Inc.	227	16,171
Citizens Financial Group, Inc.	2,293	94,380
CME Group, Inc.	404	70,591
CNA Financial Corp.	357	16,029
Comerica, Inc.	1,277	124,482
Commerce Bancshares, Inc.	1,123	79,800
Credit Acceptance Corp.*(a)	414	189,078
Cullen/Frost Bankers, Inc.	622	68,974
Discover Financial Services	6,581	514,108
E*TRADE Financial Corp.*	1,527	89,879
East West Bancorp, Inc.	1,291	81,837
Eaton Vance Corp.	5,172	272,720
Erie Indemnity Co., Class A	833	102,900
Evercore, Inc., Class A	5,087	539,985
Everest Re Group Ltd.	461	102,812
FactSet Research Systems, Inc. (a)	1,255	287,884
Fidelity National Financial, Inc.	21,394	857,899
Fifth Third Bancorp	7,644	224,963
First American Financial Corp.	7,593	431,738
First Citizens BancShares, Inc., Class A	97	46,076
First Hawaiian, Inc.	377	10,929
First Horizon National Corp. (a)	1,747	32,180
First Republic Bank	430	43,684
FNB Corp. (a)	1,200	16,140
Franklin Resources, Inc.	4,575	145,211
Goldman Sachs Group, Inc.	73	17,360
Hanover Insurance Group, Inc.	1,952	239,100
Hartford Financial Services Group, Inc.	332	16,723
Huntington Bancshares, Inc. (a)	8,944	144,982
Interactive Brokers Group, Inc., Class A	739	45,936
Intercontinental Exchange, Inc.	1,203	91,705
Invesco Ltd.	3,553	85,627
Jefferies Financial Group, Inc.	7,891	183,229
KeyCorp	4,994	105,224

	Number of Shares	Value
Financials (Continued)
Lazard Ltd., Class A	14,553	$700,581
Legg Mason, Inc.	2,003	62,494
Lincoln National Corp.	669	43,873
Loews Corp.	3,939	198,171
LPL Financial Holdings, Inc.	3,183	210,842
M&T Bank Corp.	859	152,172
Markel Corp.*	37	44,726
MarketAxess Holdings, Inc. (a)	329	62,451
Marsh & McLennan Cos., Inc.	5,211	441,007
Mercury General Corp.	596	32,124
MetLife, Inc.	1,326	60,850
MFA Financial, Inc. REIT	9,920	75,987
Moody’s Corp.	2,159	384,345
Morgan Stanley	598	29,200
Morningstar, Inc.	1,620	230,558
MSCI, Inc.	2,910	524,557
Nasdaq, Inc.	3,434	327,741
New Residential Investment Corp. REIT	13,040	242,153
New York Community Bancorp, Inc. (a)	5,307	57,156
Northern Trust Corp.	823	88,440
Old Republic International Corp.	14,753	327,222
PacWest Bancorp	1,121	56,599
People’s United Financial, Inc. (a)	3,526	65,266
Pinnacle Financial Partners, Inc.	237	15,298
PNC Financial Services Group, Inc.	718	103,062
Popular, Inc.	1,253	63,076
Principal Financial Group, Inc.	1,375	75,886
Progressive Corp.	13,989	944,677
Prosperity Bancshares, Inc. (a)	433	32,406
Prudential Financial, Inc.	786	77,225
Raymond James Financial, Inc.	2,000	186,080
Regions Financial Corp.	9,104	177,164
Reinsurance Group of America, Inc.	1,854	264,844
S&P Global, Inc.	2,362	489,052
Santander Consumer USA Holdings, Inc.	971	20,954
SEI Investments Co.	5,930	374,064
Signature Bank	187	21,643
SLM Corp.*	1,177	13,794
Starwood Property Trust, Inc. REIT (a)	1,023	22,537
State Street Corp.	1,478	128,453
Sterling Bancorp	596	13,619
SunTrust Banks, Inc.	2,777	204,276
SVB Financial Group*	102	32,921
Synchrony Financial	8,633	273,407
Synovus Financial Corp.	1,835	91,860
T. Rowe Price Group, Inc.	6,387	740,189
TCF Financial Corp.	1,766	44,768
TD Ameritrade Holding Corp.	719	42,112
Texas Capital Bancshares, Inc.*	176	15,646
Torchmark Corp.	13,212	1,161,599
Travelers Cos., Inc.	1,553	204,375
Two Harbors Investment Corp. REIT	5,228	81,661
Umpqua Holdings Corp.	3,257	69,700
Unum Group	1,301	47,981
US Bancorp	805	43,559
Voya Financial, Inc.	494	24,735
W.R. Berkley Corp.	2,476	193,772

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Financials (Continued)
Webster Financial Corp.	988	$64,595
Western Alliance Bancorp*	1,041	60,014
White Mountains Insurance Group Ltd.	305	283,025
Willis Towers Watson PLC	630	92,780
Wintrust Financial Corp.	686	60,745
XL Group Ltd.	210	12,052
Zions Bancorporation (a)	2,121	113,028

		21,966,363

Health Care — 9.4%
Abbott Laboratories	304	20,319
AbbVie, Inc.	1,371	131,589
ABIOMED, Inc.*	42	17,076
Acadia Healthcare Co., Inc.*(a)	480	19,934
Aetna, Inc.	1,469	294,197
Agilent Technologies, Inc.	3,465	234,026
Alexion Pharmaceuticals, Inc.*	208	25,426
Align Technology, Inc.*	322	124,450
AmerisourceBergen Corp.	2,354	211,789
Amgen, Inc.	889	177,631
Anthem, Inc.	1,876	496,633
Baxter International, Inc.	5,604	416,769
Becton Dickinson and Co.	604	158,169
Biogen, Inc.*	415	146,698
Bio-Rad Laboratories, Inc., Class A*	183	59,530
Bio-Techne Corp.	884	169,878
Boston Scientific Corp.*	4,182	148,712
Bristol-Myers Squibb Co.	2,303	139,447
Bruker Corp.	2,068	73,579
Cantel Medical Corp.	1,525	147,925
Cardinal Health, Inc.	525	27,400
Catalent, Inc.*	777	32,479
Celgene Corp.*	221	20,873
Centene Corp.*	7,957	1,165,541
Cerner Corp.*	3,905	254,255
Charles River Laboratories International, Inc.*	1,499	185,141
Chemed Corp.	1,184	383,071
Cigna Corp.	3,209	604,383
Cooper Cos., Inc.	639	163,443
CVS Health Corp.	2,899	218,121
Danaher Corp.	1,501	155,414
DaVita, Inc.*	1,677	116,199
Edwards Lifesciences Corp.*	1,420	204,821
Eli Lilly & Co.	995	105,122
Encompass Health Corp.	5,505	449,153
Envision Healthcare Corp.*	259	11,748
Express Scripts Holding Co.*	9,680	852,034
Gilead Sciences, Inc.	2,731	206,819
HCA Healthcare, Inc.	4,691	629,110
Henry Schein, Inc.*(a)	1,523	118,307
Hill-Rom Holdings, Inc.	1,238	120,420
Hologic, Inc.*	1,356	53,915
Humana, Inc.	2,857	952,124
ICU Medical, Inc.*	537	164,322
IDEXX Laboratories, Inc.*	761	193,324
Illumina, Inc.*	132	46,838

	Number of Shares	Value
Health Care (Continued)
Integra LifeSciences Holdings Corp.*	454	$26,999
Intuitive Surgical, Inc.*	337	188,720
IQVIA Holdings, Inc.*	1,731	219,993
Jazz Pharmaceuticals PLC*	488	83,409
Johnson & Johnson	178	23,975
Laboratory Corp. of America Holdings*	2,124	367,176
Masimo Corp.*	682	80,401
McKesson Corp.	2,508	322,905
MEDNAX, Inc.*	1,365	64,633
Medtronic PLC	577	55,629
Merck & Co., Inc.	540	37,039
Mettler-Toledo International, Inc.*	266	155,466
Molina Healthcare, Inc.*(a)	594	81,972
Mylan N.V.*	1,629	63,743
PerkinElmer, Inc. (a)	1,353	125,058
Perrigo Co. PLC (a)	710	54,322
Pfizer, Inc.	1,592	66,100
PRA Health Sciences, Inc.*	142	14,995
QIAGEN NV*	1,311	51,090
Quest Diagnostics, Inc.	2,285	251,304
ResMed, Inc.	2,211	246,327
STERIS PLC	2,392	273,693
Stryker Corp.	734	124,362
Teleflex, Inc.	370	91,549
Thermo Fisher Scientific, Inc.	478	114,290
United Therapeutics Corp.*	334	41,079
UnitedHealth Group, Inc.	386	103,626
Universal Health Services, Inc., Class B	3,129	407,271
Varian Medical Systems, Inc.*	2,923	327,434
Veeva Systems, Inc., Class A*	202	21,081
Waters Corp.*	1,194	226,239
WellCare Health Plans, Inc.*	1,583	478,968
West Pharmaceutical Services, Inc.	1,410	165,040
Zimmer Biomet Holdings, Inc.	621	76,774
Zoetis, Inc.	3,666	332,140

		16,012,956

Industrials — 17.1%
3M Co.	327	68,971
Acuity Brands, Inc.	108	16,507
ADT, Inc. (a)	5,305	47,480
AECOM*(a)	2,364	79,525
AGCO Corp.	2,403	143,363
Air Lease Corp. (a)	3,055	141,172
Alaska Air Group, Inc. (a)	675	45,556
Allegion PLC (a)	1,305	113,822
Allison Transmission Holdings, Inc.	9,400	466,804
AMERCO (a)	241	90,349
American Airlines Group, Inc. (a)	1,071	43,354
AMETEK, Inc.	3,895	299,759
AO Smith Corp.	4,264	247,653
Armstrong World Industries, Inc.*	640	44,672
Boeing Co.	363	124,433
BWX Technologies, Inc.	4,221	258,832
C.H. Robinson Worldwide, Inc.	7,270	698,502
Carlisle Cos., Inc.	1,801	228,385
Caterpillar, Inc.	1,209	167,870

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Industrials (Continued)
Cintas Corp.	515	$109,886
Clean Harbors, Inc.*	513	35,187
Copa Holdings SA, Class A	360	28,778
Copart, Inc.*	9,806	630,624
CoStar Group, Inc.*	326	144,144
Crane Co.	2,117	193,240
CSX Corp.	1,375	101,970
Cummins, Inc.	2,679	379,882
Curtiss-Wright Corp.	2,558	342,644
Deere & Co.	1,368	196,718
Delta Air Lines, Inc.	5,232	305,967
Donaldson Co., Inc. (a)	3,757	190,104
Dover Corp.	6,195	531,965
Dun & Bradstreet Corp.	1,226	175,220
Eaton Corp. PLC	4,294	357,003
Emerson Electric Co.	4,290	329,172
Equifax, Inc.	826	110,659
Expeditors International of Washington, Inc.	8,928	654,244
Fastenal Co.	6,949	405,544
FedEx Corp.	1,556	379,586
Flowserve Corp. (a)	929	48,419
Fluor Corp.	5,170	296,810
Fortive Corp.	2,455	206,171
Fortune Brands Home & Security, Inc.	2,307	122,225
Gardner Denver Holdings, Inc.*	403	11,268
Gates Industrial Corp. PLC*(a)	723	13,180
General Dynamics Corp.	1,263	244,264
Genesee & Wyoming, Inc., Class A*(a)	936	82,265
Graco, Inc.	7,719	362,870
Harris Corp.	1,406	228,489
HD Supply Holdings, Inc.*	9,399	428,500
HEICO Corp. (a)	706	64,020
HEICO Corp., Class A	1,417	105,567
Hexcel Corp.	4,801	317,442
Honeywell International, Inc.	662	105,298
Hubbell, Inc.	1,068	134,952
Huntington Ingalls Industries, Inc.	2,754	673,270
IDEX Corp.	2,309	353,762
IHS Markit Ltd.*	1,720	94,600
Illinois Tool Works, Inc.	1,283	178,183
Ingersoll-Rand PLC	3,977	402,830
ITT, Inc.	6,765	399,879
Jacobs Engineering Group, Inc.	6,291	457,293
JB Hunt Transport Services, Inc.	5,968	720,636
JetBlue Airways Corp.*	5,211	99,426
Johnson Controls International PLC	1,704	64,360
Kansas City Southern	2,070	240,037
KAR Auction Services, Inc.	8,125	509,356
Kirby Corp.*(a)	3,946	344,486
L3 Technologies, Inc.	1,375	293,865
Landstar System, Inc.	3,053	353,537
Lennox International, Inc. (a)	1,054	234,842
Lincoln Electric Holdings, Inc.	1,004	94,537
Lockheed Martin Corp.	829	265,620
ManpowerGroup, Inc.	665	62,330
Masco Corp.	4,085	155,107

	Number of Shares	Value
Industrials (Continued)
Middleby Corp.*(a)	353	$42,904
MSC Industrial Direct Co., Inc., Class A	1,738	148,564
Nielsen Holdings PLC	2,984	77,584
Nordson Corp.	610	84,802
Norfolk Southern Corp.	1,770	307,697
Northrop Grumman Corp.	701	209,241
nVent Electric PLC	9,907	278,288
Old Dominion Freight Line, Inc.	2,400	365,760
Oshkosh Corp.	1,700	119,442
Owens Corning	3,730	211,193
PACCAR, Inc.	5,984	409,425
Parker-Hannifin Corp.	686	120,462
Pentair PLC	5,992	260,532
Quanta Services, Inc.*	6,099	210,964
Raytheon Co.	1,800	358,992
Regal Beloit Corp.	1,176	98,431
Republic Services, Inc.	2,911	213,551
Robert Half International, Inc.	10,224	799,312
Rockwell Automation, Inc.	1,722	311,613
Rockwell Collins, Inc.	100	13,595
Rollins, Inc. (a)	2,224	133,618
Roper Technologies, Inc.	619	184,691
Ryder System, Inc.	1,629	125,172
Schneider National, Inc., Class B	5,679	153,617
Sensata Technologies Holding PLC*	5,210	275,870
Snap-on, Inc. (a)	2,135	377,425
Southwest Airlines Co.	3,767	230,917
Spirit AeroSystems Holdings, Inc., Class A	6,016	514,368
Stanley Black & Decker, Inc.	2,280	320,408
Stericycle, Inc.*(a)	287	17,705
Teledyne Technologies, Inc.*	1,016	241,056
Textron, Inc.	6,931	478,447
Timken Co.	1,922	93,505
Toro Co.	2,084	126,686
TransDigm Group, Inc.*	721	252,350
TransUnion	2,188	164,756
Trinity Industries, Inc.	737	26,414
Union Pacific Corp.	1,067	160,712
United Continental Holdings, Inc.*	422	36,891
United Parcel Service, Inc., Class B	758	93,143
United Rentals, Inc.*	488	76,065
United Technologies Corp.	805	106,019
Univar, Inc.*	828	23,035
USG Corp.*	1,815	78,227
Valmont Industries, Inc.	507	71,183
Verisk Analytics, Inc.*	1,438	171,251
W.W. Grainger, Inc. (a)	1,818	643,699
WABCO Holdings, Inc.*	2,122	261,176
Wabtec Corp. (a)	767	83,081
Waste Management, Inc.	6,994	635,755
Watsco, Inc.	2,086	365,029
Welbilt, Inc.*(a)	1,712	37,887
WESCO International, Inc.*	905	55,341
Xylem, Inc.	5,132	389,570

		29,346,663

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Information Technology — 16.3%
Accenture PLC, Class A	1,423	$240,587
Activision Blizzard, Inc.	1,579	113,846
Adobe Systems, Inc.*	523	137,816
Akamai Technologies, Inc.*	3,895	292,670
Alliance Data Systems Corp.	310	73,960
Alphabet, Inc., Class A*	17	20,941
Alphabet, Inc., Class C*	24	29,237
Amdocs Ltd.	8,590	560,755
Amphenol Corp., Class A	3,815	360,823
ANSYS, Inc.*	2,984	554,964
Apple, Inc.	791	180,055
Applied Materials, Inc.	6,330	272,317
Arista Networks, Inc.*	107	31,991
ARRIS International PLC*	812	21,039
Arrow Electronics, Inc.*	1,330	103,115
Aspen Technology, Inc.*	4,279	493,625
Automatic Data Processing, Inc.	2,411	353,814
Black Knight, Inc.*	988	52,759
Booz Allen Hamilton Holding Corp.	7,666	392,193
Broadcom, Inc.	138	30,226
Broadridge Financial Solutions, Inc.	5,336	721,107
CA, Inc.	11,787	516,271
Cadence Design Systems, Inc.*	3,560	167,462
CDK Global, Inc.	2,654	165,397
CDW Corp.	11,181	979,008
Cisco Systems, Inc.	2,356	112,546
Citrix Systems, Inc.*	4,592	523,580
Cognex Corp. (a)	1,168	62,838
Cognizant Technology Solutions Corp., Class A	7,089	555,990
Conduent, Inc.*(a)	6,098	141,352
CoreLogic, Inc.*	2,208	112,255
Corning, Inc.	2,700	90,477
Cypress Semiconductor Corp.	2,794	48,085
Dell Technologies, Inc., Class V*	3,456	332,363
Dolby Laboratories, Inc., Class A	3,710	260,405
DXC Technology Co.	401	36,527
eBay, Inc.*	10,077	348,765
EchoStar Corp., Class A*	308	14,784
Electronic Arts, Inc.*	1,276	144,711
EPAM Systems, Inc.*	2,120	303,012
Euronet Worldwide, Inc.*(a)	685	66,993
F5 Networks, Inc.*	4,152	785,226
Facebook, Inc., Class A*	86	15,113
Fair Isaac Corp.*	1,157	267,244
Fidelity National Information Services, Inc.	1,534	165,933
First Data Corp., Class A*	517	13,297
Fiserv, Inc.*	3,742	299,622
FleetCor Technologies, Inc.*	674	144,061
FLIR Systems, Inc.	6,831	428,577
Fortinet, Inc.*	4,430	371,057
Genpact Ltd.	5,413	165,854
Global Payments, Inc.	478	59,549
GoDaddy, Inc., Class A*	385	31,362
Guidewire Software, Inc.*	1,103	110,929
Hewlett Packard Enterprise Co.	21,218	350,734

	Number of Shares	Value
Information Technology (Continued)
HP, Inc.	31,050	$765,382
IAC/InterActiveCorp*	232	45,750
Intel Corp.	2,508	121,462
International Business Machines Corp.	953	139,595
Intuit, Inc.	1,927	422,919
IPG Photonics Corp.*	606	106,341
Jabil, Inc.	5,316	157,141
Jack Henry & Associates, Inc.	2,484	393,565
Juniper Networks, Inc.	10,196	289,872
Keysight Technologies, Inc.*	180	11,680
KLA-Tencor Corp.	2,806	326,085
Lam Research Corp.	2,299	397,934
Leidos Holdings, Inc.	7,196	509,261
Littelfuse, Inc.	1,013	226,466
Manhattan Associates, Inc.*	876	50,799
Marvell Technology Group Ltd.	10,663	220,511
Mastercard, Inc., Class A	386	83,206
Maxim Integrated Products, Inc.	7,498	453,404
Microchip Technology, Inc. (a)	3,356	288,717
Micron Technology, Inc.*	711	37,342
Microsoft Corp.	663	74,475
MKS Instruments, Inc.	6,653	618,064
Monolithic Power Systems, Inc.	1,277	191,384
Motorola Solutions, Inc.	6,959	893,257
National Instruments Corp.	2,526	120,616
NCR Corp.*(a)	560	15,910
NetApp, Inc.	9,601	833,463
NVIDIA Corp.	122	34,243
NXP Semiconductors NV*	862	80,287
ON Semiconductor Corp.*	9,657	206,080
Oracle Corp.	399	19,383
Palo Alto Networks, Inc.*	187	43,225
Paychex, Inc.	4,266	312,484
PayPal Holdings, Inc.*	923	85,221
Pegasystems, Inc.	279	17,772
PTC, Inc.*	556	55,567
Qorvo, Inc.*	412	32,997
QUALCOMM, Inc.	1,301	89,392
Red Hat, Inc.*	2,613	386,018
RingCentral, Inc., Class A*(a)	153	14,252
Sabre Corp.	6,245	163,057
salesforce.com, Inc.*	769	117,411
ServiceNow, Inc.*	258	50,661
Skyworks Solutions, Inc.	2,130	194,469
SS&C Technologies Holdings, Inc.	2,005	118,977
Symantec Corp.	585	11,794
Synopsys, Inc.*	5,160	527,042
Take-Two Interactive Software, Inc.*	1,301	173,762
Teradata Corp.*	3,064	127,064
Teradyne, Inc.	13,564	558,701
Texas Instruments, Inc.	2,927	328,995
Total System Services, Inc.	5,566	540,681
Trimble, Inc.*	1,373	57,803
Tyler Technologies, Inc.*	983	242,752
Ultimate Software Group, Inc.*	420	130,061
VeriSign, Inc.*	3,095	490,898
Versum Materials, Inc.	6,011	239,178

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Information Technology (Continued)
Visa, Inc., Class A	588	$86,371
VMware, Inc., Class A*	1,865	285,830
Western Digital Corp.	720	45,533
Western Union Co. (a)	7,906	149,582
WEX, Inc.*	276	52,501
Worldpay, Inc., Class A*	1,519	147,935
Xerox Corp.	2,864	79,791
Xilinx, Inc.	6,222	484,258
Zebra Technologies Corp., Class A*	494	84,840

		27,890,688

Materials — 5.9%
Air Products & Chemicals, Inc.	1,387	230,644
Albemarle Corp. (a)	604	57,694
Alcoa Corp.*	734	32,788
AptarGroup, Inc.	2,127	222,718
Ashland Global Holdings, Inc.	732	61,634
Avery Dennison Corp.	6,431	676,413
Axalta Coating Systems Ltd.*	1,492	45,506
Ball Corp.	5,577	233,565
Bemis Co., Inc.	2,568	126,551
Berry Global Group, Inc.*	1,111	53,028
Cabot Corp.	4,232	274,741
Celanese Corp., Series A	4,560	532,745
CF Industries Holdings, Inc.	3,664	190,345
Crown Holdings, Inc.*	1,177	50,387
Domtar Corp.	4,855	247,120
Eagle Materials, Inc.	1,080	99,716
Eastman Chemical Co.	8,338	809,036
Ecolab, Inc.	1,507	226,773
FMC Corp.	972	83,057
Graphic Packaging Holding Co. (a)	13,625	193,748
Huntsman Corp.	1,015	30,947
International Flavors & Fragrances, Inc. (a)	1,298	169,116
International Paper Co.	3,942	201,594
LyondellBasell Industries NV, Class A	9,916	1,118,327
Martin Marietta Materials, Inc.	264	52,462
Mosaic Co.	6,063	189,590
NewMarket Corp. (a)	94	37,698
Newmont Mining Corp.	1,712	53,123
Nucor Corp.	8,224	514,000
Olin Corp.	3,819	117,358
Owens-Illinois, Inc.*	1,176	20,780
Packaging Corp. of America	2,759	303,269
PPG Industries, Inc.	2,940	324,988
Praxair, Inc.	2,438	385,667
Reliance Steel & Aluminum Co.	6,134	539,117
Royal Gold, Inc.	122	9,304
RPM International, Inc.	2,566	173,205
Scotts Miracle-Gro Co. (a)	1,585	118,431
Sealed Air Corp.	2,280	91,451
Sherwin-Williams Co.	58	26,424
Silgan Holdings, Inc.	757	20,628
Sonoco Products Co. (a)	2,159	120,990
Southern Copper Corp. (a)	737	32,163
Steel Dynamics, Inc.	8,001	365,886

	Number of Shares	Value
Materials (Continued)
Valvoline, Inc. (a)	1,821	$39,188
Vulcan Materials Co.	369	40,885
W.R. Grace & Co.	2,254	159,268
Westlake Chemical Corp.	1,510	142,801
WestRock Co.	3,917	215,748

		10,062,617

Real Estate — 3.9%
Alexandria Real Estate Equities, Inc. REIT	202	25,927
American Homes 4 Rent, Class A REIT	458	10,626
American Tower Corp. REIT	484	72,174
Apple Hospitality REIT, Inc. REIT	5,570	98,310
AvalonBay Communities, Inc. REIT	435	79,731
Boston Properties, Inc. REIT	417	54,398
Brandywine Realty Trust REIT	1,464	24,537
Brixmor Property Group, Inc. REIT	3,303	60,181
Camden Property Trust REIT	699	66,447
CBRE Group, Inc., Class A*	17,197	839,386
Columbia Property Trust, Inc. REIT	1,676	40,358
CoreSite Realty Corp. REIT	372	43,327
Crown Castle International Corp. REIT	302	34,437
CubeSmart REIT	3,716	113,524
Digital Realty Trust, Inc. REIT	168	20,879
Douglas Emmett, Inc. REIT	554	21,639
Duke Realty Corp. REIT	3,083	87,835
EPR Properties REIT (a)	1,029	72,215
Equinix, Inc. REIT	19	8,286
Equity LifeStyle Properties, Inc. REIT	1,482	143,576
Equity Residential REIT	864	58,536
Essex Property Trust, Inc. REIT	214	52,704
Extra Space Storage, Inc. REIT	3,366	310,379
Federal Realty Investment Trust REIT	518	67,656
Gaming and Leisure Properties, Inc. REIT	5,165	184,855
HCP, Inc. REIT	928	25,084
Highwoods Properties, Inc. REIT	1,381	68,691
Hospitality Properties Trust REIT	3,360	97,406
Host Hotels & Resorts, Inc. REIT	14,195	305,618
Howard Hughes Corp.*(a)	153	19,947
Hudson Pacific Properties, Inc. REIT	775	26,226
Iron Mountain, Inc. REIT (a)	1,242	44,836
Jones Lang LaSalle, Inc.	3,827	583,694
Kilroy Realty Corp. REIT	460	33,644
Kimco Realty Corp. REIT	2,260	38,669
Lamar Advertising Co., Class A REIT	3,069	236,466
Liberty Property Trust REIT	2,701	118,169
Life Storage, Inc. REIT	692	67,539
Macerich Co. REIT	490	28,783
Medical Properties Trust, Inc. REIT (a)	7,170	107,908
Mid-America Apartment Communities, Inc. REIT	366	37,903
National Retail Properties, Inc. REIT (a)	2,066	95,222
Omega Healthcare Investors, Inc. REIT (a)	730	24,127
Outfront Media, Inc. REIT	2,455	48,781
Park Hotels & Resorts, Inc. REIT	6,366	212,943
Prologis, Inc. REIT	5,111	343,357
Public Storage REIT	864	183,669
Rayonier, Inc. REIT	5,044	175,683

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Real Estate (Continued)
Realogy Holdings Corp. (a)	1,765	$37,753
Realty Income Corp. REIT (a)	787	46,095
Regency Centers Corp. REIT	482	31,826
Retail Properties of America, Inc., Class A REIT	13,385	170,391
SBA Communications Corp. REIT*	315	48,897
Senior Housing Properties Trust REIT	1,233	23,563
Simon Property Group, Inc. REIT	1,268	232,082
SL Green Realty Corp. REIT	163	17,017
Spirit Realty Capital, Inc. REIT	2,632	22,030
STORE Capital Corp. REIT	1,960	56,468
Sun Communities, Inc. REIT	368	37,970
Taubman Centers, Inc. REIT	197	12,728
UDR, Inc. REIT	327	13,070
Ventas, Inc. REIT	462	27,660
Vici Properties, Inc. REIT	1,403	29,337
Vornado Realty Trust REIT	342	26,334
Weingarten Realty Investors REIT	5,536	171,228
Weyerhaeuser Co. REIT	3,352	116,348
WP Carey, Inc. REIT	1,578	105,063

		6,742,148

Telecommunication Services — 0.2%
AT&T, Inc.	625	19,962
CenturyLink, Inc.	883	18,861
Telephone & Data Systems, Inc.	2,055	61,732
T-Mobile US, Inc.*	686	45,303
Verizon Communications, Inc.	1,534	83,404
Zayo Group Holdings, Inc.*	2,265	78,505

		307,767

Utilities — 5.6%
AES Corp.	15,726	211,672
Alliant Energy Corp.	6,220	266,465
Ameren Corp.	7,291	461,010
American Electric Power Co., Inc.	3,658	262,388
American Water Works Co., Inc.	3,012	263,640
Aqua America, Inc. (a)	3,628	134,889
Atmos Energy Corp.	2,239	206,503
Avangrid, Inc. (a)	1,268	62,563
CenterPoint Energy, Inc.	11,124	309,136
CMS Energy Corp.	5,855	288,300
Consolidated Edison, Inc.	6,618	522,359

	Number of Shares	Value
Utilities (Continued)
Dominion Energy, Inc.	1,276	$90,303
DTE Energy Co.	3,267	363,094
Duke Energy Corp.	1,791	145,501
Edison International	2,464	161,959
Entergy Corp. (a)	5,507	460,330
Evergy, Inc.	3,018	172,177
Eversource Energy	4,069	254,028
Exelon Corp.	13,921	608,487
FirstEnergy Corp.	11,912	445,271
Hawaiian Electric Industries, Inc. (a)	5,720	201,744
MDU Resources Group, Inc.	6,496	181,173
National Fuel Gas Co. (a)	2,443	135,660
NextEra Energy, Inc.	1,175	199,867
NiSource, Inc.	4,793	129,747
NRG Energy, Inc.	2,120	75,027
OGE Energy Corp.	4,525	166,656
PG&E Corp.	1,378	63,636
Pinnacle West Capital Corp.	2,502	196,532
PPL Corp. (a)	2,534	75,361
Public Service Enterprise Group, Inc.	8,837	462,617
Sempra Energy	2,056	238,660
Southern Co.	2,916	127,662
UGI Corp.	5,996	324,084
Vectren Corp.	4,088	291,066
Vistra Energy Corp.*	19,746	464,821
WEC Energy Group, Inc.	4,593	310,395
Xcel Energy, Inc.	6,763	324,962

		9,659,745

TOTAL COMMON STOCKS (Cost $152,417,145)		169,200,921

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c) (Cost $64,770)	64,770	64,770

TOTAL INVESTMENTS — 98.8% (Cost $152,481,915)		$169,265,691
Other assets and liabilities, net — 1.2%		2,072,987

NET ASSETS — 100.0%		$171,338,678

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c)
1,722,761	—	(1,657,991)	—	—	13,173	—	64,770	64,770

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $10,196,709, which is 6.0% of net assets.

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2018

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $10,338,863.

REIT:	Real Estate Investment Trust

At August 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 Futures	USD	7	$977,622	$1,015,735	9/21/2018	$38,113
E-Mini S&P MidCap 400 Futures	USD	5	1,007,810	1,022,800	9/21/2018	14,990

Total net unrealized appreciation						$53,103

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$169,200,921	$—	$—	$169,200,921
Short-Term Investments	64,770	—	—	64,770
Derivatives (e)
Futures Contracts	53,103	—	—	53,103

TOTAL	$169,318,794	$—	$—	$169,318,794

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during year ended August 31, 2018.

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US QARP ETF

August 31, 2018

	Number of Shares	Value
COMMON STOCKS — 99.8%
Consumer Discretionary — 16.2%
Advance Auto Parts, Inc.	266	$43,632
Aptiv PLC	509	44,797
AutoZone, Inc.*	121	92,792
Best Buy Co., Inc.	3,653	290,633
Booking Holdings, Inc.*	97	189,300
BorgWarner, Inc.	1,269	55,544
Brunswick Corp.	715	47,490
Burlington Stores, Inc.*	304	51,127
Carnival Corp.	2,202	135,401
Carter’s, Inc.	309	32,732
Charter Communications, Inc., Class A*	376	116,710
Chipotle Mexican Grill, Inc.*	88	41,816
Comcast Corp., Class A	10,613	392,575
D.R. Horton, Inc.	766	34,095
Darden Restaurants, Inc.	761	88,306
Dick’s Sporting Goods, Inc. (a)	1,129	42,270
Dollar General Corp.	1,888	203,394
Dollar Tree, Inc.*	840	67,628
Domino’s Pizza, Inc.	127	37,917
Expedia Group, Inc. (a)	308	40,194
Foot Locker, Inc.	1,446	71,288
Gap, Inc.	3,018	91,596
Garmin Ltd.	696	47,425
GCI Liberty, Inc., Class A*	301	14,773
Gentex Corp.	2,497	58,380
Genuine Parts Co.	359	35,846
Grand Canyon Education, Inc.*	164	19,539
H&R Block, Inc. (a)	1,030	27,872
Hanesbrands, Inc. (a)	1,675	29,380
Hasbro, Inc.	682	67,729
Home Depot, Inc.	7,411	1,487,906
Interpublic Group of Companies, Inc.	2,103	49,105
John Wiley & Sons, Inc., Class A	169	10,909
Kohl’s Corp. (a)	1,178	93,192
L Brands, Inc.	1,269	33,540
Las Vegas Sands Corp.	1,362	89,102
Lear Corp.	723	117,271
Leggett & Platt, Inc. (a)	556	25,265
Liberty Broadband Corp., Class A*	282	22,842
Liberty Broadband Corp., Class C*	1,309	106,147
Live Nation Entertainment, Inc.*(a)	282	14,010
Lowe’s Cos., Inc.	4,261	463,384
Lululemon Athletica, Inc.*	397	61,507
Macy’s, Inc.	1,129	41,265
McDonald’s Corp.	715	115,994
Michael Kors Holdings Ltd.*	1,396	101,378
NIKE, Inc., Class B	6,416	527,395
Nordstrom, Inc. (a)	1,070	67,250
NVR, Inc.*	25	66,711
Omnicom Group, Inc.	1,025	71,053
O’Reilly Automotive, Inc.*	503	168,716
Polaris Industries, Inc. (a)	443	48,043
Pool Corp. (a)	153	25,132
PulteGroup, Inc.	1,315	36,754
Ralph Lauren Corp.	486	64,546
Ross Stores, Inc.	2,874	275,272

	Number of Shares	Value
Consumer Discretionary (Continued)
Royal Caribbean Cruises Ltd.	515	$63,129
Skechers U.S.A., Inc., Class A*(a)	1,232	36,319
Starbucks Corp.	7,101	379,548
Tapestry, Inc.	1,700	86,173
Target Corp.	4,427	387,363
Thor Industries, Inc. (a)	661	63,086
Tiffany & Co.	512	62,797
TJX Cos., Inc.	4,961	545,561
Toll Brothers, Inc.	663	24,020
Tractor Supply Co.	1,231	108,673
Ulta Beauty, Inc.*	315	81,900
Urban Outfitters, Inc.*	745	34,628
VF Corp.	1,468	135,247
Viacom, Inc., Class B	822	24,068
Visteon Corp.*(a)	269	29,695
Walt Disney Co.	7,596	850,904
Whirlpool Corp.	308	38,494
Williams-Sonoma, Inc.	995	69,879
Wyndham Hotels & Resorts, Inc.	379	21,508
Yum China Holdings, Inc.	1,687	65,253
Yum! Brands, Inc.	1,600	139,024

		9,943,139

Consumer Staples — 11.1%
Altria Group, Inc.	4,655	272,411
Archer-Daniels-Midland Co.	1,286	64,814
Bunge Ltd.	676	43,926
Campbell Soup Co. (a)	1,139	44,934
Clorox Co. (a)	423	61,327
Colgate-Palmolive Co.	3,687	244,854
Costco Wholesale Corp.	4,641	1,081,956
Estee Lauder Cos., Inc., Class A	250	35,030
Flowers Foods, Inc. (a)	976	19,666
General Mills, Inc.	1,919	88,293
Herbalife Nutrition Ltd.*	458	25,918
Hershey Co.	592	59,508
Hormel Foods Corp. (a)	1,621	63,462
Ingredion, Inc.	277	27,996
JM Smucker Co. (a)	359	37,113
Kimberly-Clark Corp.	1,675	193,530
Kroger Co.	4,246	133,749
Lamb Weston Holdings, Inc.	634	42,858
Molson Coors Brewing Co., Class B	669	44,649
Monster Beverage Corp.*	1,298	79,035
Nu Skin Enterprises, Inc., Class A	397	31,601
PepsiCo, Inc.	3,363	376,690
Philip Morris International, Inc.	6,988	544,295
Procter & Gamble Co.	14,774	1,225,503
Sprouts Farmers Market, Inc.*	1,617	42,802
Sysco Corp.	2,157	161,387
Tyson Foods, Inc., Class A	312	19,597
US Foods Holding Corp.*	723	23,563
Walgreens Boots Alliance, Inc.	7,366	505,013
Walmart, Inc.	13,017	1,247,810

		6,843,290

Energy — 7.5%
Antero Resources Corp.*(a)	1,207	22,342
Apache Corp. (a)	1,713	75,081

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US QARP ETF (Continued)

August 31, 2018

	Number of Shares	Value
Energy (Continued)
Baker Hughes a GE Co. (a)	349	$11,507
Chevron Corp.	7,680	909,773
Cimarex Energy Co.	548	46,295
Concho Resources, Inc.*	296	40,596
Exxon Mobil Corp.	25,091	2,011,545
HollyFrontier Corp.	800	59,616
Marathon Petroleum Corp.	3,888	319,944
Newfield Exploration Co.*	508	13,858
Occidental Petroleum Corp.	1,834	146,482
PBF Energy, Inc., Class A	969	50,310
Phillips 66	2,957	350,434
Valero Energy Corp.	4,747	559,576

		4,617,359

Financials — 4.3%
Affiliated Managers Group, Inc.	461	67,348
Aon PLC	223	32,460
Assured Guaranty Ltd.	1,488	60,621
Berkshire Hathaway, Inc., Class B*	278	58,024
BGC Partners, Inc., Class A	1,118	13,886
Cboe Global Markets, Inc.	125	12,600
Credit Acceptance Corp.*	206	94,082
Eaton Vance Corp.	961	50,674
Erie Indemnity Co., Class A	283	34,959
Evercore, Inc., Class A	703	74,623
Everest Re Group Ltd.	74	16,503
Fidelity National Financial, Inc.	2,116	84,852
Franklin Resources, Inc. (a)	5,848	185,616
Jefferies Financial Group, Inc.	883	20,503
Lazard Ltd., Class A	3,232	155,588
Marsh & McLennan Cos., Inc.	5,769	488,230
Moody’s Corp.	757	134,761
MSCI, Inc.	461	83,100
Progressive Corp.	216	14,587
S&P Global, Inc.	2,011	416,378
SEI Investments Co.	1,168	73,677
T. Rowe Price Group, Inc.	1,978	229,230
Torchmark Corp.	2,292	201,513
White Mountains Insurance Group Ltd.	43	39,902

		2,643,717

Health Care — 15.3%
Abbott Laboratories	197	13,167
AbbVie, Inc.	4,944	474,525
Aetna, Inc.	131	26,235
Agilent Technologies, Inc.	217	14,656
Align Technology, Inc.*	49	18,938
Allergan PLC	181	34,700
AmerisourceBergen Corp.	483	43,456
Amgen, Inc.	3,143	628,003
Anthem, Inc.	246	65,124
Baxter International, Inc.	2,517	187,189
Biogen, Inc.*	1,459	515,742
Bristol-Myers Squibb Co.	8,946	541,680
Cardinal Health, Inc.	539	28,130
Celgene Corp.*	3,588	338,887
Centene Corp.*	1,608	235,540

	Number of Shares	Value
Health Care (Continued)
Cerner Corp.*	1,177	$76,634
Chemed Corp.	38	12,295
Cigna Corp.	2,082	392,124
CVS Health Corp.	6,250	470,250
Edwards Lifesciences Corp.*	666	96,064
Eli Lilly & Co.	628	66,348
Exelixis, Inc.*	639	12,007
Express Scripts Holding Co.*	2,933	258,163
Gilead Sciences, Inc.	8,913	674,981
HCA Healthcare, Inc.	916	122,845
Henry Schein, Inc.*(a)	215	16,701
Humana, Inc.	936	311,931
Johnson & Johnson	14,954	2,014,154
McKesson Corp.	1,786	229,948
Merck & Co., Inc.	279	19,137
Mettler-Toledo International, Inc.*	79	46,172
Pfizer, Inc.	3,950	164,004
Regeneron Pharmaceuticals, Inc.*	271	110,229
United Therapeutics Corp.*	484	59,527
UnitedHealth Group, Inc.	3,432	921,355
Universal Health Services, Inc., Class B	410	53,366
Varian Medical Systems, Inc.*	364	40,775
West Pharmaceutical Services, Inc.	268	31,369

		9,366,351

Industrials — 12.5%
3M Co.	2,323	489,967
Acuity Brands, Inc.	362	55,328
AGCO Corp.	191	11,395
Alaska Air Group, Inc. (a)	1,108	74,779
Allison Transmission Holdings, Inc.	680	33,769
American Airlines Group, Inc. (a)	1,538	62,258
AO Smith Corp.	652	37,868
Boeing Co.	4,277	1,466,113
C.H. Robinson Worldwide, Inc.	409	39,297
Cintas Corp.	94	20,057
Copa Holdings SA, Class A	244	19,505
Copart, Inc.*	611	39,293
Crane Co.	142	12,962
Cummins, Inc.	1,793	254,247
Curtiss-Wright Corp.	93	12,457
Delta Air Lines, Inc.	5,608	327,956
Donaldson Co., Inc. (a)	512	25,907
Dover Corp.	457	39,243
Eaton Corp. PLC	1,539	127,952
Emerson Electric Co.	1,620	124,303
Equifax, Inc.	886	118,697
Expeditors International of Washington, Inc.	1,090	79,875
Fastenal Co.	1,453	84,797
FedEx Corp.	1,229	299,815
Fluor Corp.	436	25,031
Fortive Corp.	308	25,866
Fortune Brands Home & Security, Inc.	667	35,338
General Dynamics Corp.	1,750	338,450
Graco, Inc.	861	40,476
HD Supply Holdings, Inc.*	734	33,463

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US QARP ETF (Continued)

August 31, 2018

	Number of Shares	Value
Industrials (Continued)
Honeywell International, Inc.	461	$73,327
Hubbell, Inc.	202	25,525
Huntington Ingalls Industries, Inc.	335	81,897
Illinois Tool Works, Inc.	1,135	157,629
Ingersoll-Rand PLC	1,323	134,007
ITT, Inc.	727	42,973
Jacobs Engineering Group, Inc.	1,115	81,049
JB Hunt Transport Services, Inc.	587	70,880
JetBlue Airways Corp.*	4,068	77,617
Kansas City Southern	232	26,903
Kirby Corp.*(a)	206	17,984
L3 Technologies, Inc.	60	12,823
Landstar System, Inc.	207	23,971
Lennox International, Inc. (a)	134	29,857
Lockheed Martin Corp.	1,584	507,529
ManpowerGroup, Inc.	185	17,340
MSC Industrial Direct Co., Inc., Class A	209	17,865
Northrop Grumman Corp.	183	54,624
nVent Electric PLC	955	26,826
Old Dominion Freight Line, Inc.	302	46,025
Oshkosh Corp.	176	12,366
Owens Corning	616	34,878
PACCAR, Inc.	1,207	82,583
Parker-Hannifin Corp.	125	21,950
Pentair PLC	751	32,653
Quanta Services, Inc.*	1,226	42,407
Raytheon Co.	1,123	223,971
Robert Half International, Inc.	1,071	83,731
Rockwell Automation, Inc.	359	64,965
Snap-on, Inc. (a)	307	54,271
Southwest Airlines Co.	5,706	349,778
Spirit AeroSystems Holdings, Inc., Class A	722	61,731
Stanley Black & Decker, Inc.	116	16,301
Terex Corp. (a)	492	19,065
Toro Co.	667	40,547
Union Pacific Corp.	815	122,755
United Continental Holdings, Inc.*	906	79,203
United Parcel Service, Inc., Class B	886	108,872
United Technologies Corp.	167	21,994
W.W. Grainger, Inc.	293	103,743
WABCO Holdings, Inc.*	186	22,893
Waste Management, Inc.	1,908	173,437
Watsco, Inc.	155	27,123
XPO Logistics, Inc.*	177	18,850

		7,703,182

Information Technology — 26.3%
Accenture PLC, Class A	3,598	608,314
Akamai Technologies, Inc.*	645	48,465
Alliance Data Systems Corp.	99	23,619
Alphabet, Inc., Class A*	968	1,192,382
Alphabet, Inc., Class C*	1,002	1,220,626
Amdocs Ltd.	818	53,399
Apple, Inc.	14,889	3,389,183
Applied Materials, Inc.	5,853	251,796
Arista Networks, Inc.*	121	36,177

	Number of Shares	Value
Information Technology (Continued)
Aspen Technology, Inc.*	156	$17,996
Automatic Data Processing, Inc.	1,732	254,171
Booz Allen Hamilton Holding Corp.	358	18,315
Broadridge Financial Solutions, Inc.	461	62,299
CDW Corp.	475	41,591
Cisco Systems, Inc.	2,717	129,791
Citrix Systems, Inc.*	465	53,019
Cognex Corp.	465	25,017
Cognizant Technology Solutions Corp., Class A	3,280	257,250
Coherent, Inc.*(a)	110	20,966
Corning, Inc.	2,380	79,754
Dolby Laboratories, Inc., Class A	257	18,039
eBay, Inc.*	5,342	184,887
Electronic Arts, Inc.*	1,179	133,710
EPAM Systems, Inc.*	103	14,722
Euronet Worldwide, Inc.*(a)	172	16,822
F5 Networks, Inc.*	392	74,135
Facebook, Inc., Class A*	5,855	1,028,899
First Solar, Inc.*	763	39,737
FLIR Systems, Inc.	454	28,484
Fortinet, Inc.*	448	37,524
Hewlett Packard Enterprise Co.	1,071	17,704
HP, Inc.	9,364	230,823
Intel Corp.	27,169	1,315,795
International Business Machines Corp.	2,341	342,910
Intuit, Inc.	759	166,578
IPG Photonics Corp.*	121	21,233
Jabil, Inc.	1,168	34,526
Jack Henry & Associates, Inc. (a)	290	45,948
Juniper Networks, Inc.	1,649	46,881
Lam Research Corp.	498	86,199
Leidos Holdings, Inc.	380	26,893
Littelfuse, Inc.	59	13,190
Manhattan Associates, Inc.*	308	17,861
Marvell Technology Group Ltd.	1,657	34,267
Mastercard, Inc., Class A	5,206	1,122,205
Micron Technology, Inc.*	7,362	386,652
Microsoft Corp.	1,715	192,646
MKS Instruments, Inc.	289	26,848
National Instruments Corp.	308	14,707
NetApp, Inc.	1,216	105,561
Paychex, Inc.	1,340	98,155
PayPal Holdings, Inc.*	825	76,172
Qorvo, Inc.*	410	32,837
QUALCOMM, Inc.	1,576	108,287
Red Hat, Inc.*	121	17,875
Skyworks Solutions, Inc.	1,319	120,425
Teradyne, Inc.	1,390	57,254
Texas Instruments, Inc.	4,659	523,672
Versum Materials, Inc.	514	20,452
Visa, Inc., Class A	9,080	1,333,761
VMware, Inc., Class A*	241	36,936
Xilinx, Inc.	1,099	85,535

		16,121,877

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US QARP ETF (Continued)

August 31, 2018

	Number of Shares	Value
Materials — 2.3%
Air Products & Chemicals, Inc.	164	$27,271
Alcoa Corp.*	1,900	84,873
Avery Dennison Corp.	311	32,711
Ball Corp. (a)	752	31,494
Cabot Corp.	253	16,425
Celanese Corp., Series A	404	47,199
CF Industries Holdings, Inc.	601	31,222
Chemours Co.	490	21,364
DowDuPont, Inc.	367	25,738
Eagle Materials, Inc.	123	11,357
Eastman Chemical Co.	385	37,356
Freeport-McMoRan, Inc.	6,232	87,560
LyondellBasell Industries NV, Class A	4,337	489,127
Newmont Mining Corp.	2,469	76,613
Nucor Corp.	1,596	99,750
Packaging Corp. of America	277	30,448
PPG Industries, Inc.	870	96,170
Reliance Steel & Aluminum Co.	220	19,336
Sherwin-Williams Co.	76	34,624
Steel Dynamics, Inc.	1,498	68,503
United States Steel Corp.	684	20,301
Westlake Chemical Corp. (a)	139	13,145
WestRock Co.	747	41,145

		1,443,732

Real Estate — 1.7%
CBRE Group, Inc., Class A*	3,634	177,375
Equity Residential REIT	1,537	104,132
Host Hotels & Resorts, Inc. REIT	1,455	31,326
Jones Lang LaSalle, Inc.	359	54,755
Lamar Advertising Co., Class A REIT	718	55,322
Public Storage REIT	1,177	250,207
Realogy Holdings Corp.	485	10,374
Retail Properties of America, Inc., Class A REIT	1,647	20,966
Simon Property Group, Inc. REIT	1,489	272,532
Weingarten Realty Investors REIT	1,329	41,106

		1,018,095

	Number of Shares	Value
Telecommunication Services — 0.8%
AT&T, Inc.	8,108	$258,969
Verizon Communications, Inc.	4,159	226,125

		485,094

Utilities — 1.8%
Ameren Corp.	821	51,912
American Electric Power Co., Inc.	1,090	78,186
CenterPoint Energy, Inc.	1,588	44,131
Consolidated Edison, Inc.	1,980	156,281
DTE Energy Co.	523	58,126
Edison International	1,421	93,402
Entergy Corp. (a)	513	42,882
Exelon Corp.	3,823	167,103
MDU Resources Group, Inc.	460	12,829
National Fuel Gas Co.	275	15,271
NRG Energy, Inc.	1,209	42,787
PG&E Corp.	1,980	91,436
Pinnacle West Capital Corp.	261	20,502
Public Service Enterprise Group, Inc.	428	22,406
SCANA Corp.	341	13,074
Sempra Energy	552	64,076
UGI Corp.	469	25,349
Vistra Energy Corp.*	1,116	26,271
Xcel Energy, Inc.	1,157	55,594

		1,081,618

TOTAL COMMON STOCKS (Cost $57,298,231)		61,267,454

TOTAL INVESTMENTS — 99.8% (Cost $57,298,231)		$61,267,454
Other assets and liabilities, net — 0.2%		146,316

NET ASSETS — 100.0%		$61,413,770

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

Value ($) at 4/5/18 Commencement of Operations	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/18	Value ($) at 8/31/18
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c)
—	—	—	—	—	499	—	—	—

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $1,363,976, which is 2.2% of net assets. The Fund held non-cash U.S. Treasury securities collateral having a value of $1,395,789.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US QARP ETF (Continued)

August 31, 2018

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$61,267,454	$—	$—	$61,267,454

TOTAL	$61,267,454	$—	$—	$61,267,454

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF

August 31, 2018

	Number of Shares	Value
COMMON STOCKS — 98.9%
Consumer Discretionary — 17.1%
1-800-Flowers.com, Inc., Class A*	717	$8,640
Aaron’s, Inc.	136	6,762
Abercrombie & Fitch Co., Class A (a)	981	21,258
Acushnet Holdings Corp.	119	3,219
Adtalem Global Education, Inc.*(a)	187	8,948
AMC Entertainment Holdings, Inc., Class A (a)	196	3,734
American Axle & Manufacturing Holdings, Inc.*(a)	9	159
American Eagle Outfitters, Inc.	674	17,497
American Outdoor Brands Corp.*	101	1,417
American Public Education, Inc.*	339	11,780
America’s Car-Mart, Inc.*	155	12,935
Asbury Automotive Group, Inc.*(a)	241	17,954
Ascena Retail Group, Inc.*	3,008	13,777
At Home Group, Inc.*	111	3,819
AV Homes, Inc.*	152	3,260
Barnes & Noble, Inc. (a)	778	4,084
Bassett Furniture Industries, Inc.	216	5,044
BBX Capital Corp.	1,271	9,444
Beazer Homes USA, Inc.*	510	6,533
Bed Bath & Beyond, Inc. (a)	109	1,955
Belmond Ltd., Class A*	186	3,115
Big Lots, Inc. (a)	262	11,279
Biglari Holdings, Inc., Class B*	23	4,544
BJ’s Restaurants, Inc.	400	30,280
Bloomin’ Brands, Inc.	593	11,445
Bluegreen Vacations Corp.	97	1,812
Bojangles’, Inc.*(a)	176	2,570
Boot Barn Holdings, Inc.*(a)	112	3,352
Boyd Gaming Corp.	119	4,334
Brinker International, Inc. (a)	541	23,955
Buckle, Inc. (a)	831	21,398
Caleres, Inc. (a)	831	33,639
Callaway Golf Co. (a)	856	19,525
Cambium Learning Group, Inc.*	745	9,968
Career Education Corp.*	324	5,168
Carriage Services, Inc.	203	4,622
Carrols Restaurant Group, Inc.*	504	7,963
Cato Corp., Class A	643	13,792
Cavco Industries, Inc.*	66	16,196
Century Casinos, Inc.*	199	1,592
Century Communities, Inc.*(a)	67	1,960
Cheesecake Factory, Inc. (a)	206	10,953
Chegg, Inc.*	10	324
Chico’s FAS, Inc.	2,396	21,852
Children’s Place, Inc.	134	18,860
Churchill Downs, Inc.	13	3,674
Chuy’s Holdings, Inc.*(a)	304	8,801
Citi Trends, Inc.	793	24,535
Clear Channel Outdoor Holdings, Inc., Class A	234	1,065
Conn’s, Inc.*	48	1,968
Container Store Group, Inc.*	253	2,859
Cooper Tire & Rubber Co. (a)	195	5,626
Cooper-Standard Holdings, Inc.*	115	15,919

	Number of Shares	Value
Consumer Discretionary (Continued)
Cracker Barrel Old Country Store, Inc. (a)	35	$5,218
Crocs, Inc.*	1,455	30,060
Culp, Inc.	103	2,611
Daily Journal Corp.*(a)	6	1,431
Dana, Inc.	398	7,789
Dave & Buster’s Entertainment, Inc.*	47	2,734
Deckers Outdoor Corp.*	127	15,474
Del Frisco’s Restaurant Group, Inc.*	329	3,109
Del Taco Restaurants, Inc.*	309	3,995
Denny’s Corp.*	1,179	17,768
Dillard’s, Inc., Class A	125	9,822
Dine Brands Global, Inc. (a)	42	3,504
Dorman Products, Inc.*(a)	60	4,859
Drive Shack, Inc.*	1,016	6,299
DSW, Inc., Class A (a)	1,291	42,939
El Pollo Loco Holdings, Inc.*(a)	203	2,416
Eldorado Resorts, Inc.*(a)	9	432
Emerald Expositions Events, Inc.	96	1,500
Entravision Communications Corp., Class A	1,057	5,549
Eros International PLC*(a)	157	1,774
Escalade, Inc.	336	4,469
Ethan Allen Interiors, Inc. (a)	376	8,366
EW Scripps Co., Class A (a)	70	1,027
Express, Inc.*(a)	2,306	25,873
Fiesta Restaurant Group, Inc.*(a)	295	8,481
Five Below, Inc.*	77	8,968
Flexsteel Industries, Inc.	59	2,105
Fossil Group, Inc.*	197	4,466
Fox Factory Holding Corp.*	157	10,370
Francesca’s Holdings Corp.*(a)	142	892
Funko, Inc., Class A*	270	6,863
GameStop Corp., Class A (a)	400	5,308
Gannett Co., Inc. (a)	2,364	24,302
Genesco, Inc.*(a)	713	36,256
Gentherm, Inc.*(a)	105	5,166
G-III Apparel Group Ltd.*(a)	237	10,779
GNC Holdings, Inc., Class A*(a)	317	983
Gray Television, Inc.*(a)	254	4,432
Group 1 Automotive, Inc. (a)	109	8,403
Groupon, Inc.*(a)	217	927
Guess?, Inc. (a)	1,101	26,974
Habit Restaurants, Inc., Class A*(a)	165	2,731
Hamilton Beach Brands Holding Co., Class A	177	4,098
Haverty Furniture Cos., Inc.	321	7,094
Helen of Troy Ltd.*	94	11,181
Hemisphere Media Group, Inc.*	154	2,110
Hibbett Sports, Inc.*	832	17,098
Hooker Furniture Corp.	164	6,896
Houghton Mifflin Harcourt Co.*	155	1,000
Hovnanian Enterprises, Inc., Class A*	1,044	1,629
Hudson Ltd., Class A*(a)	371	7,643
ILG, Inc.	106	3,618
IMAX Corp.*	273	6,415
Installed Building Products, Inc.*(a)	28	1,303
International Speedway Corp., Class A	436	19,249
iRobot Corp.*(a)	24	2,724

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Consumer Discretionary (Continued)
J Alexander’s Holdings, Inc.*	367	$4,551
Jack in the Box, Inc.	59	5,348
Johnson Outdoors, Inc., Class A	140	14,179
K12, Inc.*	300	4,968
KB Home (a)	576	14,314
Kirkland’s, Inc.*(a)	531	4,827
Lands’ End, Inc.*	79	2,030
Laureate Education, Inc., Class A*	75	1,198
La-Z-Boy, Inc.	468	15,561
LCI Industries (a)	113	10,503
LGI Homes, Inc.*(a)	138	7,949
Liberty Expedia Holdings, Inc., Class A*	174	8,030
Liberty Latin America Ltd., Class A*(a)	112	2,208
Liberty Media Corp.-Liberty Braves, Class C*	68	1,807
Liberty TripAdvisor Holdings, Inc., Class A*	326	5,167
Lifetime Brands, Inc.	29	338
Lindblad Expeditions Holdings, Inc.*	476	7,230
Lithia Motors, Inc., Class A (a)	77	6,653
Loral Space & Communications, Inc.*	175	7,761
Lumber Liquidators Holdings, Inc.*(a)	109	1,900
M/I Homes, Inc.*	239	6,192
Malibu Boats, Inc., Class A*	403	19,429
Marcus Corp.	301	12,221
Marine Products Corp.	185	3,633
MarineMax, Inc.*(a)	188	4,230
Marriott Vacations Worldwide Corp. (a)	20	2,380
MCBC Holdings, Inc.*	508	14,006
MDC Holdings, Inc. (a)	179	5,674
Meredith Corp. (a)	113	5,836
Meritage Homes Corp.*	113	4,876
Modine Manufacturing Co.*	867	14,609
Monarch Casino & Resort, Inc.*	267	12,562
Monro, Inc. (a)	214	15,183
Motorcar Parts of America, Inc.*(a)	130	3,450
Movado Group, Inc.	290	12,354
MSG Networks, Inc., Class A*(a)	513	12,466
Murphy USA, Inc.*	155	12,862
Nathan’s Famous, Inc.	26	2,306
National CineMedia, Inc.	883	8,035
National Vision Holdings, Inc.*	45	1,991
Nautilus, Inc.*(a)	275	4,029
New Media Investment Group, Inc. (a)	1,214	19,303
New York & Co., Inc.*	1,177	5,355
New York Times Co., Class A (a)	210	4,893
Nexstar Media Group, Inc., Class A (a)	41	3,362
Noodles & Co.*	186	2,288
Nutrisystem, Inc. (a)	77	2,849
Ollie’s Bargain Outlet Holdings, Inc.*(a)	88	7,665
Overstock.com, Inc.*(a)	15	438
Oxford Industries, Inc. (a)	229	21,318
Papa John’s International, Inc. (a)	74	3,413
Party City Holdco, Inc.*	202	3,101
Penn National Gaming, Inc.*(a)	491	16,920
Perry Ellis International, Inc.*	394	10,847
PetMed Express, Inc. (a)	213	7,815
Pinnacle Entertainment, Inc.*	570	19,517

	Number of Shares	Value
Consumer Discretionary (Continued)
Planet Fitness, Inc., Class A*	355	$18,236
PlayAGS, Inc.*	89	2,852
Potbelly Corp.*(a)	834	11,301
RCI Hospitality Holdings, Inc.	245	7,945
Reading International, Inc., Class A*	306	4,927
Red Lion Hotels Corp.*(a)	440	6,006
Red Robin Gourmet Burgers, Inc.*(a)	189	7,806
Red Rock Resorts, Inc., Class A	346	11,293
Regis Corp.*(a)	1,059	22,652
Rent-A-Center, Inc.*	326	4,805
RH*	203	32,277
Rocky Brands, Inc.	386	11,638
Ruth’s Hospitality Group, Inc.	602	18,542
Saga Communications, Inc., Class A	47	1,786
Sally Beauty Holdings, Inc.*(a)	452	6,961
Scholastic Corp.	255	10,720
SeaWorld Entertainment, Inc.*	104	3,049
Shake Shack, Inc., Class A*	137	8,282
Shoe Carnival, Inc. (a)	439	19,518
Shutterfly, Inc.*(a)	92	7,147
Signet Jewelers Ltd. (a)	100	6,420
Sinclair Broadcast Group, Inc., Class A	171	4,950
Skyline Champion Corp.	71	2,053
Sleep Number Corp.*(a)	445	14,996
Sonic Automotive, Inc., Class A (a)	481	10,341
Sonic Corp. (a)	283	10,148
Sotheby’s*(a)	131	6,291
Speedway Motorsports, Inc.	96	1,717
Standard Motor Products, Inc. (a)	225	11,423
Steven Madden Ltd.	223	12,967
Stoneridge, Inc.*	377	11,284
Strategic Education, Inc.	148	20,538
Sturm Ruger & Co., Inc.	132	8,639
Superior Group of Cos., Inc.	156	2,956
Tailored Brands, Inc. (a)	340	8,004
Taylor Morrison Home Corp., Class A*	215	4,184
TEGNA, Inc.	414	4,819
Tenneco, Inc.	157	6,718
Texas Roadhouse, Inc. (a)	98	6,757
Tilly’s, Inc., Class A	371	8,726
TopBuild Corp.*	124	7,723
Tower International, Inc.	461	15,582
Town Sports International Holdings, Inc.*	192	1,757
TRI Pointe Group, Inc.*(a)	597	8,651
tronc, Inc.*	125	2,062
Tupperware Brands Corp. (a)	101	3,285
Unifi, Inc.*	225	7,157
Universal Electronics, Inc.*(a)	22	950
Vera Bradley, Inc.*	533	7,814
Vista Outdoor, Inc.*	133	2,457
Weyco Group, Inc. (a)	295	10,464
WideOpenWest, Inc.*(a)	352	4,101
William Lyon Homes, Class A*	443	8,669
Wingstop, Inc.	205	13,725
Winmark Corp. (a)	57	8,504
Wolverine World Wide, Inc.	149	5,838
World Wrestling Entertainment, Inc., Class A (a)	98	8,566

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Consumer Discretionary (Continued)
ZAGG, Inc.*(a)	1,108	$17,950
Zoe’s Kitchen, Inc.*	476	6,521
Zumiez, Inc.*(a)	633	19,718

		1,957,744

Consumer Staples — 2.6%
Alico, Inc. (a)	63	2,035
Andersons, Inc.	188	7,680
B&G Foods, Inc. (a)	64	2,045
Boston Beer Co, Inc., Class A*(a)	73	22,130
Calavo Growers, Inc. (a)	170	17,994
Central Garden & Pet Co.*(a)	49	1,945
Central Garden & Pet Co., Class A*	230	8,356
Chefs’ Warehouse, Inc.*	397	11,672
Coca-Cola Bottling Co. Consolidated (a)	18	3,052
Craft Brew Alliance, Inc.*	76	1,440
Darling Ingredients, Inc.*	333	6,587
Dean Foods Co. (a)	328	2,499
Edgewell Personal Care Co.*(a)	46	2,598
Farmer Brothers Co.*	88	2,552
Fresh Del Monte Produce, Inc.	138	5,167
Freshpet, Inc.*	155	5,758
Hostess Brands, Inc.*(a)	130	1,529
Ingles Markets, Inc., Class A (a)	227	8,161
Inter Parfums, Inc.	119	7,771
J&J Snack Foods Corp. (a)	39	5,674
John B Sanfilippo & Son, Inc. (a)	109	7,965
Lancaster Colony Corp.	23	3,594
Landec Corp.*	430	5,783
Limoneira Co.	122	3,764
Medifast, Inc.	113	25,849
MGP Ingredients, Inc. (a)	111	8,559
National Beverage Corp.*(a)	2	236
Natural Grocers by Vitamin Cottage, Inc.*	230	4,464
Nature’s Sunshine Products, Inc.*	128	1,152
Oil-Dri Corp. of America	112	4,553
Performance Food Group Co.*	110	3,641
PriceSmart, Inc. (a)	64	5,558
Primo Water Corp.*	281	5,620
Sanderson Farms, Inc. (a)	92	9,730
Seneca Foods Corp., Class A*	74	2,390
SpartanNash Co.	125	2,669
Tootsie Roll Industries, Inc. (a)	116	3,341
Turning Point Brands, Inc.	121	4,073
United Natural Foods, Inc.*(a)	611	21,697
Universal Corp.	42	2,511
USANA Health Sciences, Inc.*	41	5,410
Vector Group Ltd. (a)	179	2,780
Village Super Market, Inc., Class A (a)	401	11,701
WD-40 Co. (a)	63	11,179
Weis Markets, Inc. (a)	169	7,874

		292,738

Energy — 3.0%
Abraxas Petroleum Corp.*	854	1,921
Adams Resources & Energy, Inc.	99	4,544
Archrock, Inc.	378	4,782
Ardmore Shipping Corp.*	308	2,156

	Number of Shares	Value
Energy (Continued)
Bristow Group, Inc.*(a)	165	$1,808
C&J Energy Services, Inc.*(a)	96	2,011
Cactus, Inc., Class A*	231	7,896
Callon Petroleum Co.*(a)	215	2,429
Carrizo Oil & Gas, Inc.*(a)	202	4,892
Cloud Peak Energy, Inc.*	185	437
CONSOL Energy, Inc.*	442	18,962
CVR Energy, Inc. (a)	83	3,158
Delek US Holdings, Inc.	86	4,687
DHT Holdings, Inc.	292	1,367
Diamond Offshore Drilling, Inc.*(a)	327	5,696
Dorian LPG Ltd.*(a)	100	762
Dril-Quip, Inc.*(a)	110	5,791
Era Group, Inc.*	78	931
Evolution Petroleum Corp.	517	5,196
Exterran Corp.*	273	7,477
FTS International, Inc.*(a)	151	1,666
GasLog Ltd. (a)	186	3,125
Green Plains, Inc. (a)	166	2,947
Gulfport Energy Corp.*(a)	239	2,811
Hallador Energy Co.	303	1,851
Helix Energy Solutions Group, Inc.*	401	3,753
Isramco, Inc.*	16	1,867
Keane Group, Inc.*	184	2,260
Laredo Petroleum, Inc.*(a)	252	2,089
Liberty Oilfield Services, Inc., Class A*(a)	208	4,085
Mammoth Energy Services, Inc.	54	1,484
Matador Resources Co.*(a)	152	4,976
Matrix Service Co.*	120	2,508
McDermott International, Inc.*(a)	139	2,688
Midstates Petroleum Co., Inc.*	217	2,524
NACCO Industries, Inc., Class A	134	4,710
Natural Gas Services Group, Inc.*	146	3,227
Newpark Resources, Inc.*(a)	1,155	12,128
Nine Energy Service, Inc.*	69	2,069
Noble Corp. PLC*	933	5,691
Northern Oil and Gas, Inc.*(a)	831	2,867
Oceaneering International, Inc.*(a)	126	3,562
Oil States International, Inc.*	240	8,124
Overseas Shipholding Group, Inc., Class A*	547	1,876
Panhandle Oil and Gas, Inc., Class A	54	1,007
Par Pacific Holdings, Inc.*	630	12,795
PDC Energy, Inc.*(a)	64	3,372
PHI, Inc.*	208	1,695
Profire Energy, Inc.*	490	1,397
ProPetro Holding Corp.*(a)	764	11,628
Renewable Energy Group, Inc.*	1,355	36,517
REX American Resources Corp.*	55	4,432
Ring Energy, Inc.*(a)	312	3,682
Rowan Cos. PLC, Class A*	518	7,273
SEACOR Holdings, Inc.*	493	25,365
SemGroup Corp., Class A (a)	121	2,928
Ship Finance International Ltd.	675	9,585
SilverBow Resources, Inc.*	165	5,092
Solaris Oilfield Infrastructure, Inc., Class A*(a)	267	4,598

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Energy (Continued)
Southwestern Energy Co.*(a)	418	$2,349
SRC Energy, Inc.*(a)	513	4,776
Superior Energy Services, Inc.*	282	2,538
Teekay Corp. (a)	825	5,594
TETRA Technologies, Inc.*(a)	2,024	9,290
Unit Corp.*(a)	101	2,655
US Silica Holdings, Inc. (a)	109	2,310
W&T Offshore, Inc.*(a)	614	4,157
WildHorse Resource Development Corp.*	92	2,000
World Fuel Services Corp.	279	7,820

		346,646

Financials — 28.4%
1st Constitution Bancorp	262	5,541
1st Source Corp.	153	8,566
Access National Corp. (a)	214	5,808
ACNB Corp.	172	6,158
AG Mortgage Investment Trust, Inc. REIT	1,041	19,571
Allegiance Bancshares, Inc.*	155	6,905
American Equity Investment Life Holding Co.	280	10,385
American National Bankshares, Inc.	166	6,831
Ameris Bancorp	96	4,766
AMERISAFE, Inc.	281	17,928
Ames National Corp.	182	5,505
Anworth Mortgage Asset Corp. REIT	1,657	8,086
Apollo Commercial Real Estate Finance, Inc. REIT	613	11,911
Arbor Realty Trust, Inc. REIT (a)	2,423	29,706
Ares Commercial Real Estate Corp. REIT	812	11,871
Argo Group International Holdings Ltd.	194	12,358
Arlington Asset Investment Corp., Class A (a)	564	5,736
ARMOUR Residential REIT, Inc. REIT (a)	498	11,713
Arrow Financial Corp. (a)	277	10,900
Artisan Partners Asset Management, Inc., Class A (a)	422	13,989
Atlantic Capital Bancshares, Inc.*	512	9,344
Auburn National Bancorporation, Inc. (a)	78	3,619
Banc of California, Inc. (a)	419	8,443
BancFirst Corp.	100	6,380
Banco Latinoamericano de Comercio Exterior SA, Class E	548	11,327
Bancorp, Inc.*	600	6,018
BancorpSouth Bank	159	5,533
Bank of Commerce Holdings	296	3,818
Bank of Marin Bancorp	140	12,341
Bank of NT Butterfield & Son Ltd.	107	5,654
Bank of Princeton*	110	3,619
BankFinancial Corp.	363	5,790
Bankwell Financial Group, Inc.	131	4,126
Banner Corp.	195	12,544
Bar Harbor Bankshares	276	8,128
Baycom Corp.*	147	3,851
BCB Bancorp, Inc.	424	6,296
Beneficial Bancorp, Inc.	567	9,979
Berkshire Hills Bancorp, Inc. (a)	190	8,027

	Number of Shares	Value
Financials (Continued)
Blackstone Mortgage Trust, Inc., Class A REIT (a)	181	$6,165
Blucora, Inc.*	151	5,466
Blue Hills Bancorp, Inc.	443	10,189
BofI Holding, Inc.*	255	9,496
Boston Private Financial Holdings, Inc.	586	8,468
Bridge Bancorp, Inc.	248	8,680
BrightSphere Investment Group PLC	945	11,992
Brookline Bancorp, Inc.	641	11,634
Bryn Mawr Bank Corp.	242	11,810
BSB Bancorp, Inc.*(a)	303	10,090
Business First Bancshares, Inc.	109	2,821
Byline Bancorp, Inc.*	179	4,087
C&F Financial Corp.	141	8,784
Cadence BanCorp (a)	204	5,763
Cambridge Bancorp	61	5,461
Camden National Corp.	273	12,487
Cannae Holdings, Inc.*	812	15,785
Capital City Bank Group, Inc.	281	6,890
Capitol Federal Financial, Inc.	643	8,494
Capstar Financial Holdings, Inc.	146	2,551
Capstead Mortgage Corp. REIT	1,227	10,307
Carolina Financial Corp. (a)	169	6,954
Cathay General Bancorp	123	5,203
CB Financial Services, Inc.	122	3,916
CBTX, Inc.	173	6,327
CenterState Banks Corp.	227	6,951
Central Pacific Financial Corp.	288	8,159
Central Valley Community Bancorp	214	4,625
Century Bancorp, Inc., Class A	93	6,626
Charter Financial Corp.	418	10,412
Chemical Financial Corp.	89	5,084
Chemung Financial Corp.	121	5,082
Cherry Hill Mortgage Investment Corp. REIT	683	12,704
Citizens & Northern Corp.	293	8,207
Citizens, Inc.*(a)	859	7,216
City Holding Co. (a)	175	14,189
Civista Bancshares, Inc. (a)	332	7,928
CNB Financial Corp.	424	13,072
CNO Financial Group, Inc.	417	9,011
CoBiz Financial, Inc.	556	12,816
Codorus Valley Bancorp, Inc.	264	8,261
Cohen & Steers, Inc.	133	5,529
Colony Credit Real Estate, Inc. REIT	600	12,048
Columbia Banking System, Inc. (a)	121	5,112
Columbia Financial, Inc.*	138	2,336
Community Bank System, Inc. (a)	97	6,415
Community Bankers Trust Corp.*	619	5,602
Community Financial Corp.	65	2,164
Community Trust Bancorp, Inc.	225	11,115
ConnectOne Bancorp, Inc.	571	14,075
County Bancorp, Inc.	95	2,373
Crawford & Co., Class B	175	1,526
Curo Group Holdings Corp.*	98	3,024
Customers Bancorp, Inc.*	491	12,128
CVB Financial Corp.	301	7,239

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Financials (Continued)
Diamond Hill Investment Group, Inc.	77	$14,367
Dime Community Bancshares, Inc.	431	7,823
Donegal Group, Inc., Class A	244	3,526
Donnelley Financial Solutions, Inc.*	302	6,309
Dynex Capital, Inc. REIT	1,848	11,846
Eagle Bancorp, Inc.*	107	5,762
Elevate Credit, Inc.*	399	3,735
EMC Insurance Group, Inc.	193	4,956
Employers Holdings, Inc.	294	13,480
Encore Capital Group, Inc.*(a)	375	14,531
Enova International, Inc.*	610	20,252
Enstar Group Ltd.*(a)	13	2,776
Entegra Financial Corp.*	246	6,765
Enterprise Bancorp, Inc.	142	5,108
Enterprise Financial Services Corp.	267	15,032
Equity Bancshares, Inc., Class A*	253	10,269
Esquire Financial Holdings, Inc.*	84	2,184
ESSA Bancorp, Inc.	251	4,036
Essent Group Ltd.*	260	11,274
Evans Bancorp, Inc.	158	7,513
Exantas Capital Corp. REIT (a)	828	9,812
EZCORP, Inc., Class A*(a)	1,217	13,509
Farmers & Merchants Bancorp, Inc.	251	11,418
Farmers National Banc Corp.	460	7,291
FB Financial Corp.	97	4,266
FBL Financial Group, Inc., Class A (a)	80	6,508
FCB Financial Holdings, Inc., Class A*	128	6,630
Federal Agricultural Mortgage Corp., Class C	218	16,801
Federated Investors, Inc., Class B (a)	481	11,140
FedNat Holding Co.	318	8,363
FGL Holdings*	703	6,123
Fidelity D&D Bancorp, Inc.	145	8,626
Fidelity Southern Corp.	445	10,813
Financial Institutions, Inc.	299	9,658
First BanCorp*	1,409	12,329
First Bancorp, Inc.	213	6,237
First Bancorp/Southern Pines NC	294	12,266
First Bancshares, Inc.	241	9,893
First Bank	374	5,348
First Busey Corp.	350	11,217
First Business Financial Services, Inc.	265	5,872
First Choice Bancorp	82	2,226
First Commonwealth Financial Corp.	529	8,861
First Community Bancshares, Inc.	366	12,287
First Community Corp. (a)	176	4,426
First Connecticut Bancorp, Inc.	234	7,418
First Defiance Financial Corp.	360	11,516
First Financial Bancorp	187	5,872
First Financial Bankshares, Inc. (a)	130	7,852
First Financial Corp.	189	9,724
First Financial Northwest, Inc.	213	3,719
First Foundation, Inc.*	509	8,236
First Guaranty Bancshares, Inc. (a)	89	2,224
First Internet Bancorp	193	6,070
First Interstate BancSystem, Inc., Class A	218	10,126
First Merchants Corp.	178	8,565

	Number of Shares	Value
Financials (Continued)
First Mid-Illinois Bancshares, Inc.	53	$2,178
First Midwest Bancorp, Inc.	290	7,882
First Northwest Bancorp*	220	3,683
First of Long Island Corp.	268	5,842
First Savings Financial Group, Inc. (a)	51	3,625
First United Corp.	265	5,340
FirstCash, Inc.	129	10,488
Flagstar Bancorp, Inc.*	23	760
Flushing Financial Corp.	326	8,450
Franklin Financial Network, Inc.*(a)	119	4,599
FS Bancorp, Inc.	123	7,175
Fulton Financial Corp.	346	6,297
GAIN Capital Holdings, Inc. (a)	164	1,209
GAMCO Investors, Inc., Class A (a)	177	4,575
Genworth Financial, Inc., Class A*	1,252	5,822
German American Bancorp, Inc. (a)	255	9,585
Glacier Bancorp, Inc. (a)	185	8,451
Global Indemnity Ltd.	95	3,746
Granite Point Mortgage Trust, Inc. REIT (a)	497	9,513
Great Ajax Corp. REIT	395	5,388
Great Southern Bancorp, Inc.	183	10,852
Great Western Bancorp, Inc.	185	8,055
Green Bancorp, Inc.	312	7,488
Green Dot Corp., Class A*	107	9,167
Greene County Bancorp, Inc.	46	1,608
Greenhill & Co., Inc. (a)	176	4,840
Greenlight Capital Re Ltd., Class A*(a)	176	2,262
Guaranty Bancorp	290	9,062
Guaranty Bancshares, Inc.	150	4,717
Hallmark Financial Services, Inc.*	265	2,976
Hamilton Lane, Inc., Class A	248	12,097
Hancock Whitney Corp.	83	4,279
Hanmi Financial Corp.	338	8,822
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (a)	230	4,959
HarborOne Bancorp, Inc.*(a)	134	2,641
HCI Group, Inc. (a)	74	2,997
Health Insurance Innovations, Inc., Class A*	82	4,338
Heartland Financial USA, Inc. (a)	246	14,957
Heritage Commerce Corp.	722	11,436
Heritage Financial Corp. (a)	444	16,117
Heritage Insurance Holdings, Inc.	213	3,120
Hilltop Holdings, Inc.	111	2,303
Hingham Institution for Savings	29	6,293
Home Bancorp, Inc.	180	8,235
Home BancShares, Inc. (a)	107	2,505
HomeStreet, Inc.*	478	14,077
HomeTrust Bancshares, Inc.*	255	7,344
Hope Bancorp, Inc. (a)	373	6,531
Horace Mann Educators Corp.	355	16,436
Horizon Bancorp, Inc.	556	11,359
Houlihan Lokey, Inc.	528	24,832
Howard Bancorp, Inc.*	132	2,303
IBERIABANK Corp.	45	3,899
Independence Holding Co.	313	11,033

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Financials (Continued)
Independent Bank Corp.	378	$9,431
Independent Bank Corp./Rockland MA (a)	118	10,750
Independent Bank Group, Inc. (a)	100	6,925
International Bancshares Corp.	148	6,934
INTL. FCStone, Inc.*	332	18,512
Invesco Mortgage Capital, Inc. REIT	1,016	16,490
Investar Holding Corp.	215	5,902
Investment Technology Group, Inc.	197	4,310
Investors Bancorp, Inc.	265	3,392
Investors Title Co.	35	6,790
James River Group Holdings Ltd.	281	11,507
Kearny Financial Corp. (a)	373	5,110
Kemper Corp.	345	28,066
Kingstone Cos., Inc.	362	6,715
Kinsale Capital Group, Inc.	343	20,844
KKR Real Estate Finance Trust, Inc.	90	1,908
Ladder Capital Corp. REIT	647	11,238
Ladenburg Thalmann Financial Services, Inc.	2,753	9,498
Lakeland Bancorp, Inc.	441	8,511
Lakeland Financial Corp. (a)	225	11,086
LCNB Corp.	176	3,274
LegacyTexas Financial Group, Inc.	239	11,059
LendingTree, Inc.*(a)	7	1,773
Live Oak Bancshares, Inc.	49	1,482
Luther Burbank Corp.	232	2,645
Macatawa Bank Corp.	700	8,729
Maiden Holdings Ltd.	196	745
Malvern Bancorp, Inc.*	160	3,936
Marlin Business Services Corp.	246	7,036
MB Financial, Inc.	77	3,731
MBT Financial Corp.	490	5,365
Mercantile Bank Corp.	323	11,437
Merchants Bancorp	74	1,932
Meridian Bancorp, Inc.	531	9,505
Meta Financial Group, Inc. (a)	112	9,699
Metropolitan Bank Holding Corp.*	94	3,877
MGIC Investment Corp.*	601	7,645
Mid Penn Bancorp, Inc. (a)	144	4,385
Middlefield Banc Corp.	55	2,728
Midland States Bancorp, Inc.	193	6,645
MidSouth Bancorp, Inc. (a)	295	4,528
MidWestOne Financial Group, Inc.	162	5,433
Moelis & Co., Class A	357	20,724
MTGE Investment Corp. REIT	1,105	21,658
MutualFirst Financial, Inc.	142	5,396
MVB Financial Corp.	418	7,624
National Bank Holdings Corp., Class A	234	9,395
National Bankshares, Inc.	167	7,682
National Commerce Corp.*	224	9,856
National General Holdings Corp.	312	8,521
National Western Life Group, Inc., Class A	30	9,779
Navigators Group, Inc.	189	13,230
NBT Bancorp, Inc. (a)	227	9,189
Nelnet, Inc., Class A	200	11,530
New York Mortgage Trust, Inc. REIT	2,034	13,018
NI Holdings, Inc.*	137	2,313

	Number of Shares	Value
Financials (Continued)
Nicolet Bankshares, Inc.*	137	$7,584
NMI Holdings, Inc., Class A*(a)	1,016	21,946
Northeast Bancorp	305	6,649
Northfield Bancorp, Inc. (a)	546	8,889
Northrim BanCorp, Inc.	237	10,558
Northwest Bancshares, Inc. (a)	639	11,643
Norwood Financial Corp.	175	6,867
Oak Valley Bancorp	287	6,018
OceanFirst Financial Corp.	278	8,118
Ocwen Financial Corp.*	486	2,031
OFG Bancorp	1,235	20,007
Ohio Valley Banc Corp.	193	8,135
Old Line Bancshares, Inc.	257	8,789
Old National Bancorp	378	7,673
Old Second Bancorp, Inc.	724	11,186
On Deck Capital, Inc.*	641	5,269
OP Bancorp*	439	5,312
Oppenheimer Holdings, Inc., Class A	521	16,255
Opus Bank	214	6,067
Orchid Island Capital, Inc. REIT (a)	590	4,685
Origin Bancorp, Inc.	132	5,349
Oritani Financial Corp. (a)	572	9,266
Orrstown Financial Services, Inc.	200	5,210
Pacific Mercantile Bancorp*	238	2,404
Pacific Premier Bancorp, Inc.*	218	8,622
Park National Corp. (a)	70	7,711
Parke Bancorp, Inc.	197	4,541
PCSB Financial Corp.	199	4,083
PDL Community Bancorp*(a)	137	2,033
Peapack Gladstone Financial Corp.	298	9,956
Penns Woods Bancorp, Inc.	116	5,252
PennyMac Financial Services, Inc., Class A	640	13,536
PennyMac Mortgage Investment Trust REIT (a)	1,090	21,778
Peoples Bancorp of North Carolina, Inc.	133	4,059
Peoples Bancorp, Inc.	322	11,547
Peoples Financial Services Corp.	192	8,828
People’s Utah Bancorp (a)	313	11,315
PHH Corp.*	436	4,731
Piper Jaffray Cos.	203	15,631
PJT Partners, Inc., Class A	209	12,105
PRA Group, Inc.*(a)	193	7,054
Preferred Bank (a)	193	11,814
Premier Financial Bancorp, Inc.	281	5,480
Primerica, Inc.	79	9,658
ProAssurance Corp.	107	5,173
Protective Insurance Corp., Class B	363	8,531
Provident Bancorp, Inc.*	85	2,406
Provident Financial Services, Inc.	353	8,906
Prudential Bancorp, Inc.	194	3,566
Pzena Investment Management, Inc., Class A	625	5,675
QCR Holdings, Inc.	169	7,352
Radian Group, Inc.	319	6,485
RBB Bancorp	199	5,701
Redwood Trust, Inc. REIT	117	1,987

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Financials (Continued)
Regional Management Corp.*	492	$16,398
Reliant Bancorp, Inc. (a)	107	2,948
Renasant Corp.	168	7,844
Republic Bancorp, Inc., Class A	198	9,625
Republic First Bancorp, Inc.*(a)	235	1,833
Riverview Bancorp, Inc.	864	8,510
RLI Corp.	116	8,929
S&T Bancorp, Inc. (a)	305	14,231
Safety Insurance Group, Inc.	229	22,144
Sandy Spring Bancorp, Inc.	204	7,956
SB One Bancorp	162	4,504
Seacoast Banking Corp. of Florida*	357	11,288
Select Bancorp, Inc.*	169	2,165
Selective Insurance Group, Inc.	168	10,786
ServisFirst Bancshares, Inc. (a)	208	8,965
Shore Bancshares, Inc.	325	6,107
SI Financial Group, Inc.	329	4,557
Sierra Bancorp	321	9,524
Silvercrest Asset Management Group, Inc., Class A	317	5,024
Simmons First National Corp., Class A	169	5,340
SmartFinancial, Inc.*	167	4,105
South State Corp.	43	3,545
Southern First Bancshares, Inc.*	203	8,445
Southern Missouri Bancorp, Inc.	162	6,480
Southern National Bancorp of Virginia, Inc.	298	5,230
Southside Bancshares, Inc. (a)	207	7,369
State Auto Financial Corp. (a)	148	4,646
State Bank Financial Corp.	378	12,315
Sterling Bancorp, Inc.	188	2,303
Stewart Information Services Corp.	359	16,076
Stifel Financial Corp.	147	8,213
Stock Yards Bancorp, Inc.	255	9,869
Summit Financial Group, Inc.	291	7,333
Sutherland Asset Management Corp. REIT	650	11,148
Territorial Bancorp, Inc.	185	5,528
Third Point Reinsurance Ltd.*	909	12,181
Timberland Bancorp, Inc.	274	9,730
Tiptree, Inc.	307	1,996
Tompkins Financial Corp. (a)	127	11,159
Towne Bank	199	6,487
TPG RE Finance Trust, Inc. REIT	295	6,092
TriCo Bancshares	472	18,351
TriState Capital Holdings, Inc.*	256	7,616
Triumph Bancorp, Inc.*	398	16,895
Trupanion, Inc.*	208	7,944
TrustCo Bank Corp.	1,429	13,218
Trustmark Corp. (a)	241	8,551
UMB Financial Corp.	69	5,192
Union Bankshares Corp.	166	6,906
Union Bankshares, Inc.	89	4,673
United Bankshares, Inc. (a)	68	2,679
United Community Banks, Inc.	269	8,161
United Community Financial Corp.	1,099	11,375
United Financial Bancorp, Inc.	540	9,596

	Number of Shares	Value
Financials (Continued)
United Fire Group, Inc.	251	$12,432
United Insurance Holdings Corp. (a)	187	3,895
United Security Bancshares	457	5,073
Unity Bancorp, Inc.	294	7,174
Universal Insurance Holdings, Inc.	589	26,269
Univest Corp. of Pennsylvania	421	11,999
Valley National Bancorp	413	4,977
Veritex Holdings, Inc.*	244	7,471
Virtus Investment Partners, Inc. (a)	27	3,483
Waddell & Reed Financial, Inc., Class A (a)	763	15,275
Walker & Dunlop, Inc.	344	18,748
Washington Federal, Inc. (a)	194	6,615
Washington Trust Bancorp, Inc.	167	10,020
Waterstone Financial, Inc.	529	8,940
WesBanco, Inc.	432	21,319
West Bancorporation, Inc.	305	7,366
Westamerica Bancorporation (a)	121	7,748
Western Asset Mortgage Capital Corp. REIT	1,461	16,261
Western New England Bancorp, Inc.	565	6,017
Westwood Holdings Group, Inc.	232	13,347
WisdomTree Investments, Inc. (a)	310	2,548
WMIH Corp.*	1,482	2,238
World Acceptance Corp.*(a)	87	10,319
WSFS Financial Corp.	243	11,858

		3,237,580

Health Care — 7.2%
Accuray, Inc.*(a)	499	1,996
Acorda Therapeutics, Inc.*(a)	59	1,699
Addus HomeCare Corp.*	176	11,422
Allscripts Healthcare Solutions, Inc.*	338	4,938
AMAG Pharmaceuticals, Inc.*	156	3,806
Amedisys, Inc.*	69	8,626
American Renal Associates Holdings, Inc.*(a)	134	2,941
AMN Healthcare Services, Inc.*(a)	177	10,319
Amphastar Pharmaceuticals, Inc.*(a)	338	6,415
AngioDynamics, Inc.*	803	18,003
ANI Pharmaceuticals, Inc.*(a)	54	3,143
Anika Therapeutics, Inc.*	140	5,795
AtriCure, Inc.*(a)	78	2,695
Atrion Corp.	16	10,481
Audentes Therapeutics, Inc.*	54	1,966
Avanos Medical, Inc.*	45	3,244
AxoGen, Inc.*(a)	47	2,061
BioSpecifics Technologies Corp.*	60	3,218
Brookdale Senior Living, Inc.*	263	2,609
Cambrex Corp.*(a)	130	8,762
Capital Senior Living Corp.*(a)	59	523
Cardiovascular Systems, Inc.*	139	5,356
CareDx, Inc.*	151	3,671
Civitas Solutions, Inc.*	241	3,856
Computer Programs & Systems, Inc. (a)	81	2,211
Concert Pharmaceuticals, Inc.*	241	3,801
CONMED Corp.	145	11,662
Corcept Therapeutics, Inc.*	216	3,244

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Health Care (Continued)
CorVel Corp.*	200	$11,890
Cross Country Healthcare, Inc.*	160	1,602
CryoLife, Inc.*(a)	135	4,684
Cutera, Inc.*(a)	599	20,366
CytomX Therapeutics, Inc.*	290	6,522
Diplomat Pharmacy, Inc.*(a)	26	537
Emergent BioSolutions, Inc.*	170	10,540
Enanta Pharmaceuticals, Inc.*(a)	83	7,547
ENDO International PLC*(a)	237	4,065
Ensign Group, Inc.	591	23,090
Evolus, Inc.*	69	1,766
FONAR Corp.*	71	1,860
Genomic Health, Inc.*	99	6,056
Glaukos Corp.*(a)	61	4,171
Globus Medical, Inc., Class A*	152	8,097
Haemonetics Corp.*	118	13,174
Halozyme Therapeutics, Inc.*	126	2,320
Harvard Bioscience, Inc.*	727	4,326
HealthEquity, Inc.*(a)	62	5,841
HealthStream, Inc.	239	7,583
Heska Corp.*(a)	43	4,601
HMS Holdings Corp.*	247	7,916
Homology Medicines, Inc.*(a)	111	1,848
Horizon Pharma PLC*	125	2,643
Innoviva, Inc.*	508	7,376
Inogen, Inc.*	28	7,417
Inovalon Holdings, Inc., Class A*(a)	208	2,288
Integer Holdings Corp.*	116	9,268
Intersect ENT, Inc.*	74	2,168
IntriCon Corp.*	83	6,134
Invacare Corp. (a)	98	1,490
iRhythm Technologies, Inc.*(a)	42	3,910
Ironwood Pharmaceuticals, Inc.*	57	1,097
K2M Group Holdings, Inc.*(a)	121	3,308
Lannett Co., Inc.*(a)	102	546
LeMaitre Vascular, Inc. (a)	253	9,490
LHC Group, Inc.*	41	4,056
LifePoint Health, Inc.*	157	10,111
Ligand Pharmaceuticals, Inc.*(a)	22	5,713
LivaNova PLC*	44	5,524
Luminex Corp.	677	19,098
MacroGenics, Inc.*(a)	139	3,040
Magellan Health, Inc.*	206	15,141
Mallinckrodt PLC*	113	3,894
MediciNova, Inc.*	287	3,493
Medidata Solutions, Inc.*(a)	26	2,209
Medpace Holdings, Inc.*	128	7,653
Meridian Bioscience, Inc.	777	12,199
Merit Medical Systems, Inc.*(a)	170	10,004
Momenta Pharmaceuticals, Inc.*	149	3,949
Myriad Genetics, Inc.*	178	8,863
National HealthCare Corp.	201	15,491
National Research Corp., Class A	230	9,005
Natus Medical, Inc.*(a)	111	4,140
Neogen Corp.*(a)	90	8,410
NeoGenomics, Inc.*	232	3,213
Nevro Corp.*(a)	19	1,281

	Number of Shares	Value
Health Care (Continued)
NuVasive, Inc.*	15	$1,053
NxStage Medical, Inc.*	284	8,049
Omnicell, Inc.*(a)	96	6,600
OraSure Technologies, Inc.*	183	2,930
Orthofix Medical, Inc.*	320	17,139
Oxford Immunotec Global PLC*	156	2,296
Palatin Technologies, Inc.*	2,343	2,366
Patterson Cos., Inc.	127	2,864
PDL BioPharma, Inc.*	7,853	19,004
Phibro Animal Health Corp., Class A	209	9,865
Pieris Pharmaceuticals, Inc.*	423	2,343
Prestige Consumer Healthcare, Inc.*(a)	67	2,580
Providence Service Corp.*	377	25,312
Quality Systems, Inc.*	236	5,402
Quidel Corp.*	32	2,460
R1 RCM, Inc.*	240	2,393
RadNet, Inc.*	1,256	17,396
Retrophin, Inc.*	80	2,535
RTI Surgical, Inc.*	352	1,575
Select Medical Holdings Corp.*	589	11,662
Simulations Plus, Inc.	324	6,755
Solid Biosciences, Inc.*	52	2,219
STAAR Surgical Co.*	322	15,359
Supernus Pharmaceuticals, Inc.*	100	4,430
Surmodics, Inc.*	359	28,271
Tactile Systems Technology, Inc.*(a)	212	14,346
Tenet Healthcare Corp.*	275	9,273
Tivity Health, Inc.*(a)	180	6,192
Triple-S Management Corp., Class B*	375	8,164
Tyme Technologies, Inc.*	595	1,327
US Physical Therapy, Inc.	235	29,434
Utah Medical Products, Inc.	169	15,354
Vanda Pharmaceuticals, Inc.*	116	2,242
Varex Imaging Corp.*(a)	204	6,406
Vocera Communications, Inc.*	131	4,344
Wright Medical Group NV*	1	29
Xencor, Inc.*(a)	60	2,507

		824,963

Industrials — 16.9%
AAON, Inc. (a)	118	4,767
AAR Corp.	272	12,694
Acacia Research Corp.*	531	2,071
ACCO Brands Corp.	845	10,478
Actuant Corp., Class A (a)	167	4,918
Advanced Disposal Services, Inc.*	329	8,778
Advanced Drainage Systems, Inc.	321	10,063
Aegion Corp.*(a)	524	13,079
Aerojet Rocketdyne Holdings, Inc.*	458	16,080
Air Transport Services Group, Inc.*	349	7,102
Aircastle Ltd.	265	5,544
Alamo Group, Inc.	119	11,341
Albany International Corp., Class A	116	8,949
Allegiant Travel Co. (a)	43	5,859
Allied Motion Technologies, Inc.	98	4,786
Altra Industrial Motion Corp. (a)	220	8,591
Ameresco, Inc., Class A*	16	230

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Industrials (Continued)
American Railcar Industries, Inc.	67	$3,070
Apogee Enterprises, Inc. (a)	113	5,562
Applied Industrial Technologies, Inc.	174	13,407
ArcBest Corp.	464	22,318
Argan, Inc.	96	3,821
Armstrong Flooring, Inc.*	230	4,027
ASGN, Inc.*	100	9,259
Astec Industries, Inc. (a)	163	7,930
Astronics Corp.*	83	3,611
Atkore International Group, Inc.*	210	5,750
Atlas Air Worldwide Holdings, Inc.*	172	10,475
Avis Budget Group, Inc.*	246	7,653
Axon Enterprise, Inc.*(a)	65	4,437
AZZ, Inc.	95	5,106
Barnes Group, Inc.	99	6,738
Barrett Business Services, Inc.	162	12,155
Beacon Roofing Supply, Inc.*	95	3,523
Blue Bird Corp.*(a)	375	8,606
BlueLinx Holdings, Inc.*	65	2,335
BMC Stock Holdings, Inc.*	404	9,090
Brady Corp., Class A	315	12,742
Briggs & Stratton Corp. (a)	331	6,673
Brink’s Co.	10	751
Builders FirstSource, Inc.*	225	3,514
Caesarstone Ltd. (a)	16	303
CAI International, Inc.*(a)	217	5,857
Casella Waste Systems, Inc., Class A*	637	18,078
CBIZ, Inc.*	839	20,052
Chart Industries, Inc.*(a)	51	3,853
Cimpress NV*	22	3,080
Columbus McKinnon Corp.	393	16,714
Comfort Systems USA, Inc.	248	14,235
Commercial Vehicle Group, Inc.*	609	5,944
Continental Building Products, Inc.*	461	17,195
Costamare, Inc.	621	4,366
Covanta Holding Corp. (a)	354	6,248
Covenant Transportation Group, Inc., Class A*	281	8,393
CRA International, Inc.	459	26,236
CSW Industrials, Inc.*	412	23,072
Cubic Corp. (a)	155	11,733
Daseke, Inc.*(a)	858	7,713
Deluxe Corp.	148	8,765
DMC Global, Inc.	139	5,456
Douglas Dynamics, Inc.	470	21,526
Ducommun, Inc.*	83	3,377
DXP Enterprises, Inc.*	58	2,662
Dycom Industries, Inc.*(a)	50	4,195
Eastern Co.	147	4,336
Echo Global Logistics, Inc.*	519	17,231
EMCOR Group, Inc.	130	10,413
Encore Wire Corp.	354	17,788
EnerSys	76	6,307
Engility Holdings, Inc.*	74	2,569
Ennis, Inc.	1,119	24,394
EnPro Industries, Inc.	102	7,657
ESCO Technologies, Inc.	90	6,088

	Number of Shares	Value
Industrials (Continued)
Essendant, Inc.	812	$11,717
Esterline Technologies Corp.*	30	2,579
Evoqua Water Technologies Corp.*(a)	126	2,442
Exponent, Inc.	307	16,071
Federal Signal Corp.	301	7,835
Forrester Research, Inc. (a)	169	8,315
Forward Air Corp.	259	16,643
Foundation Building Materials, Inc.*	479	6,615
Franklin Covey Co.*	97	2,483
Franklin Electric Co., Inc. (a)	149	7,286
FreightCar America, Inc.*	171	2,892
FTI Consulting, Inc.*	254	19,360
GATX Corp. (a)	107	9,036
Gencor Industries, Inc.*	197	2,541
Generac Holdings, Inc.*	169	9,378
General Finance Corp.*	293	3,999
Gibraltar Industries, Inc.*(a)	190	8,626
Global Brass & Copper Holdings, Inc.	271	10,447
GMS, Inc.*	240	5,964
Gorman-Rupp Co.	302	11,071
GP Strategies Corp.*	58	1,105
Graham Corp.	204	5,673
Granite Construction, Inc. (a)	218	9,958
Great Lakes Dredge & Dock Corp.*(a)	766	4,194
Greenbrier Cos., Inc.	29	1,682
Griffon Corp.	81	1,478
H&E Equipment Services, Inc.	477	16,604
Harsco Corp.*	405	11,441
Hawaiian Holdings, Inc. (a)	148	6,142
HC2 Holdings, Inc.*(a)	158	991
Healthcare Services Group, Inc. (a)	60	2,473
Heartland Express, Inc. (a)	173	3,538
Heidrick & Struggles International, Inc.	660	29,172
Herc Holdings, Inc.*	182	9,570
Heritage-Crystal Clean, Inc.*	472	10,998
Herman Miller, Inc.	429	16,431
Hertz Global Holdings, Inc.*	124	2,184
Hillenbrand, Inc.	269	13,759
HNI Corp.	156	6,880
Hub Group, Inc., Class A*	168	8,879
Hurco Cos., Inc.	322	13,814
Huron Consulting Group, Inc.*	97	4,802
Hyster-Yale Materials Handling, Inc.	96	5,923
ICF International, Inc.	327	26,700
IES Holdings, Inc.*(a)	242	4,634
InnerWorkings, Inc.*(a)	342	2,674
Insperity, Inc.	136	16,300
Insteel Industries, Inc.	235	9,012
Interface, Inc.	638	15,025
JELD-WEN Holding, Inc.*	56	1,362
John Bean Technologies Corp.	35	4,141
Kadant, Inc.	72	7,276
Kaman Corp.	181	11,803
KBR, Inc.	690	14,476
Kelly Services, Inc., Class A	349	8,798
Kennametal, Inc. (a)	106	4,329
Kforce, Inc.	474	19,932

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Industrials (Continued)
Kimball International, Inc., Class B	605	$10,569
KLX, Inc.*	83	6,129
Knoll, Inc.	469	11,040
Korn/Ferry International	279	18,729
Kratos Defense & Security Solutions, Inc.*(a)	125	1,670
Lawson Products, Inc.*	42	1,415
LB Foster Co., Class A*	176	4,004
Lindsay Corp. (a)	100	9,577
LSC Communications, Inc. (a)	68	832
Lydall, Inc.*	169	7,233
Manitex International, Inc.*	303	3,206
Manitowoc Co., Inc.*	321	7,444
Marten Transport Ltd.	578	12,745
Masonite International Corp.*	91	6,092
MasTec, Inc.*(a)	81	3,548
Matson, Inc.	292	10,909
Matthews International Corp., Class A (a)	81	4,204
McGrath RentCorp	373	21,634
Mercury Systems, Inc.*(a)	70	3,816
Meritor, Inc.*	257	5,567
Milacron Holdings Corp.*	218	4,622
Miller Industries, Inc.	407	11,722
Mistras Group, Inc.*	128	2,920
Mobile Mini, Inc.	247	10,596
Moog, Inc., Class A	115	9,075
MRC Global, Inc.*(a)	373	7,688
MSA Safety, Inc.	23	2,325
Mueller Industries, Inc.	453	14,482
Mueller Water Products, Inc., Class A	203	2,349
MYR Group, Inc.*	411	14,290
National Presto Industries, Inc.	73	9,680
Navigant Consulting, Inc.*	850	20,307
Navistar International Corp.*	19	828
NCI Building Systems, Inc.*	382	6,456
Nexeo Solutions, Inc.*(a)	731	7,317
NN, Inc. (a)	79	1,580
NOW, Inc.*(a)	90	1,547
NV5 Global, Inc.*	87	7,695
Omega Flex, Inc.	29	2,574
Orion Group Holdings, Inc.*	570	4,913
PAM Transportation Services, Inc.*	89	5,186
Park-Ohio Holdings Corp.	118	4,891
Patrick Industries, Inc.*(a)	48	3,072
PGT Innovations, Inc.*	632	15,358
Pitney Bowes, Inc.	268	1,946
Powell Industries, Inc. (a)	107	4,189
Preformed Line Products Co.	168	13,726
Primoris Services Corp.	524	13,131
Proto Labs, Inc.*	61	9,482
Quad/Graphics, Inc. (a)	290	6,603
Quanex Building Products Corp.	310	5,084
Radiant Logistics, Inc.*	6	26
Raven Industries, Inc.	272	13,165
RBC Bearings, Inc.*	50	7,491
Reis, Inc.	117	2,697
Resources Connection, Inc.	1,095	18,122

	Number of Shares	Value
Industrials (Continued)
Rexnord Corp.*	222	$6,445
RR Donnelley & Sons Co. (a)	449	2,272
Rush Enterprises, Inc., Class A	258	11,084
Rush Enterprises, Inc., Class B	76	3,367
Saia, Inc.*	158	12,522
Simpson Manufacturing Co., Inc. (a)	199	15,277
SiteOne Landscape Supply, Inc.*(a)	41	3,705
SkyWest, Inc.	195	12,734
SP Plus Corp.*	412	16,027
Spartan Motors, Inc.	1,260	18,207
Sparton Corp.*	251	3,205
Spirit Airlines, Inc.*	57	2,709
SPX Corp.*	257	8,735
SPX FLOW, Inc.*	110	5,273
Standex International Corp.	50	5,395
Steelcase, Inc., Class A	639	9,329
Sterling Construction Co., Inc.*	288	4,190
Sun Hydraulics Corp. (a)	181	9,112
Sunrun, Inc.*(a)	227	2,978
Systemax, Inc.	91	3,322
Team, Inc.*(a)	104	2,423
Tennant Co.	8	612
Tetra Tech, Inc.	139	9,702
Textainer Group Holdings Ltd.*(a)	200	3,020
Thermon Group Holdings, Inc.*	264	7,075
Titan International, Inc.	56	419
Titan Machinery, Inc.*(a)	286	5,165
TPI Composites, Inc.*(a)	284	7,961
Trex Co., Inc.*(a)	61	5,167
TriMas Corp.*	513	15,749
TriNet Group, Inc.*	73	4,312
Triton International Ltd/Bermuda (a)	114	4,307
TrueBlue, Inc.*	382	11,193
Tutor Perini Corp.*(a)	77	1,567
Twin Disc, Inc.*	127	3,245
UniFirst Corp.	64	11,853
Universal Forest Products, Inc.	497	18,618
Universal Logistics Holdings, Inc.	321	11,749
US Ecology, Inc. (a)	148	10,767
USA Truck, Inc.*	336	7,362
Vectrus, Inc.*	54	1,772
Viad Corp.	332	20,451
VSE Corp.	206	7,947
Wabash National Corp.	132	2,408
WageWorks, Inc.*(a)	32	1,712
Watts Water Technologies, Inc., Class A	145	11,955
Werner Enterprises, Inc. (a)	283	10,485
Willdan Group, Inc.*(a)	43	1,349
Willis Lease Finance Corp.*	121	4,148
Woodward, Inc.	34	2,739

		1,923,790

Information Technology — 10.5%
8x8, Inc.*	226	5,130
ACI Worldwide, Inc.*	136	3,864
Acxiom Corp.*	179	8,179
Advanced Energy Industries, Inc.*	95	5,660

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Information Technology (Continued)
Agilysys, Inc.*	312	$5,014
Alarm.com Holdings, Inc.*(a)	70	3,940
Alpha & Omega Semiconductor Ltd.*	242	3,439
Ambarella, Inc*(a)	45	1,724
American Software, Inc., Class A	772	13,881
Amkor Technology, Inc.*	184	1,606
Anixter International, Inc.*	72	5,191
Appfolio, Inc., Class A*	235	20,069
Apptio, Inc., Class A*	103	3,996
Avaya Holdings Corp.*	170	3,971
AVX Corp.	252	5,330
Axcelis Technologies, Inc.*	303	6,121
AXT, Inc.*(a)	313	2,473
Badger Meter, Inc. (a)	233	12,803
Bel Fuse, Inc., Class B	40	1,146
Belden, Inc. (a)	63	4,581
Benchmark Electronics, Inc.	406	10,495
Blackbaud, Inc. (a)	33	3,451
Blackline, Inc.*(a)	56	2,955
Bottomline Technologies DE, Inc.*	227	14,975
Box, Inc., Class A*	184	4,519
Brooks Automation, Inc. (a)	264	10,404
Cabot Microelectronics Corp.	114	12,851
CACI International, Inc., Class A*	51	9,945
CalAmp Corp.*	227	5,334
Carbonite, Inc.*	34	1,413
Cardtronics PLC, Class A*	76	2,667
Care.com, Inc.*	189	3,672
Cars.com, Inc.*	307	8,261
Cass Information Systems, Inc. (a)	83	5,937
CEVA, Inc.*	79	2,417
Ciena Corp.*	218	6,884
Cirrus Logic, Inc.*(a)	60	2,637
Cision Ltd.*	175	3,169
Cohu, Inc.	697	18,387
CommVault Systems, Inc.*	64	4,458
Comtech Telecommunications Corp.	551	19,753
Control4 Corp.*	137	4,440
Convergys Corp.	515	12,736
Cornerstone OnDemand, Inc.*	56	3,167
Coupa Software, Inc.*	53	3,801
Cray, Inc.*(a)	55	1,193
Cree, Inc.*(a)	107	5,148
CSG Systems International, Inc.	186	6,947
CTS Corp.	615	22,724
Daktronics, Inc. (a)	1,114	9,035
Diebold Nixdorf, Inc. (a)	168	798
Digi International, Inc.*	519	6,981
Diodes, Inc.*	380	14,410
Ebix, Inc. (a)	33	2,628
eGain Corp.*	173	2,474
Electro Scientific Industries, Inc.*(a)	1,446	31,740
Electronics For Imaging, Inc.*	81	2,818
Ellie Mae, Inc.*(a)	2	211
Endurance International Group Holdings, Inc.*(a)	229	2,210
Entegris, Inc.	174	5,899

	Number of Shares	Value
Information Technology (Continued)
Envestnet, Inc.*(a)	140	$8,848
ePlus, Inc.*	206	21,352
Etsy, Inc.*	86	4,187
Everbridge, Inc.*(a)	59	3,552
Everi Holdings, Inc.*	423	3,667
EVERTEC, Inc.	493	11,857
ExlService Holdings, Inc.*	138	8,843
Extreme Networks, Inc.*	300	1,881
Fabrinet*	292	13,978
FARO Technologies, Inc.*	135	9,207
Fitbit, Inc., Class A*(a)	171	1,029
Five9, Inc.*	88	4,228
FormFactor, Inc.*	494	7,632
Glu Mobile, Inc.*	330	2,541
GTT Communications, Inc.*(a)	73	3,143
Hackett Group, Inc.	241	4,933
II-VI, Inc.*(a)	113	5,622
Immersion Corp.*	137	1,592
Imperva, Inc.*	40	1,886
Information Services Group, Inc.*	724	3,584
Inphi Corp.*	64	2,372
Insight Enterprises, Inc.*	8	441
Instructure, Inc.*(a)	123	5,037
Integrated Device Technology, Inc.*	138	5,864
InterDigital, Inc.	86	7,104
Iteris, Inc.*	408	2,101
Itron, Inc.*	26	1,726
j2 Global, Inc. (a)	23	1,899
KEMET Corp.*	359	9,277
Kimball Electronics, Inc.*	693	13,721
Knowles Corp.*(a)	221	4,007
KVH Industries, Inc.*	170	2,116
Lattice Semiconductor Corp.*	333	2,727
Leaf Group Ltd.*	242	2,674
Limelight Networks, Inc.*	1,468	7,443
LivePerson, Inc.*	286	7,693
Majesco*	221	1,580
ManTech International Corp., Class A	444	29,446
MAXIMUS, Inc.	92	6,118
Mesa Laboratories, Inc.	30	6,022
Methode Electronics, Inc.	220	8,723
MicroStrategy, Inc., Class A*	23	3,427
MINDBODY, Inc., Class A*(a)	75	2,783
Mitek Systems, Inc.*(a)	199	1,443
Monotype Imaging Holdings, Inc.	189	3,893
MTS Systems Corp.	184	9,954
Nanometrics, Inc.*	300	13,143
Napco Security Technologies, Inc.*	328	4,953
NETGEAR, Inc.*(a)	297	21,042
NetScout Systems, Inc.*(a)	89	2,225
New Relic, Inc.*	31	3,186
NIC, Inc. (a)	266	4,469
Novanta, Inc.*	111	8,503
NVE Corp.	123	13,983
OneSpan, Inc.*	326	6,113
OSI Systems, Inc.*(a)	49	3,817
PAR Technology Corp.*	352	9,039

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Information Technology (Continued)
Park Electrochemical Corp.	427	$9,129
Paylocity Holding Corp.*	50	3,972
PC Connection, Inc.	320	12,704
PDF Solutions, Inc.*	43	375
Perficient, Inc.*	581	16,692
Perspecta, Inc.	138	3,210
PFSweb, Inc.*	657	5,657
Photronics, Inc.*	741	7,929
Plantronics, Inc.	130	8,739
Plexus Corp.*	210	13,291
Power Integrations, Inc.	82	6,015
Presidio, Inc.*(a)	61	922
PRGX Global, Inc.*	904	8,633
Progress Software Corp.	321	13,139
PROS Holdings, Inc.*	59	2,176
Q2 Holdings, Inc.*(a)	87	5,420
QAD, Inc., Class A	156	9,461
Qualys, Inc.*	82	7,466
Quantenna Communications, Inc.*	141	2,576
QuinStreet, Inc.*	631	9,572
Quotient Technology, Inc.*(a)	164	2,452
Rambus, Inc.*	564	6,892
Rapid7, Inc.*	142	5,417
Rogers Corp.*	81	11,184
Rosetta Stone, Inc.*	471	7,442
Rudolph Technologies, Inc.*	416	11,565
Sanmina Corp.*	188	5,790
ScanSource, Inc.*	234	9,512
Science Applications International Corp.	54	4,872
SecureWorks Corp., Class A*(a)	182	2,422
Semtech Corp.*	84	5,019
ServiceSource International, Inc.*	547	1,745
Shutterstock, Inc. (a)	27	1,486
Silicon Laboratories, Inc.*	26	2,548
SMART Global Holdings, Inc.*(a)	55	1,814
SPS Commerce, Inc.*	91	8,943
Stamps.com, Inc.*(a)	19	4,721
Stratasys Ltd.*(a)	102	2,545
Sykes Enterprises, Inc.*	279	8,437
Synaptics, Inc.*(a)	77	3,716
Syntel, Inc.*	117	4,767
Tech Data Corp.*	14	1,019
TechTarget, Inc.*	414	9,932
TiVo Corp.	155	2,116
Trade Desk, Inc., Class A*(a)	23	3,263
Travelport Worldwide Ltd.	614	11,402
Travelzoo*	136	1,686
TTEC Holdings, Inc.	31	812
TTM Technologies, Inc.*(a)	355	6,639
Tucows, Inc., Class A*(a)	29	1,698
Ultra Clean Holdings, Inc.*(a)	225	3,434
Unisys Corp.*(a)	149	2,771
Varonis Systems, Inc.*	61	4,508
Verint Systems, Inc.*	81	3,933
ViaSat, Inc.*(a)	15	942
Viavi Solutions, Inc.*	349	3,909
Virtusa Corp.*	297	17,303

	Number of Shares	Value
Information Technology (Continued)
Vishay Intertechnology, Inc.	820	$19,516
Vishay Precision Group, Inc.*	429	18,576
Web.com Group, Inc.*	186	5,199
Workiva, Inc.*	165	6,080
Xcerra Corp.*	1,006	14,567
XO Group, Inc.*	593	17,826
Xperi Corp.	140	2,198
Yelp, Inc.*	120	5,654
Zix Corp.*	353	1,959

		1,202,997

Materials — 4.4%
Advanced Emissions Solutions, Inc.	241	2,752
AdvanSix, Inc.*	489	16,548
Allegheny Technologies, Inc.*(a)	98	2,649
American Vanguard Corp.	497	10,884
Balchem Corp.	60	6,653
Boise Cascade Co. (a)	487	21,282
Carpenter Technology Corp.	115	6,862
Chase Corp.	69	8,553
Clearwater Paper Corp.*	69	2,004
Coeur Mining, Inc.*(a)	284	1,613
Commercial Metals Co.	452	9,763
Compass Minerals International, Inc. (a)	148	9,257
Ferro Corp.*	347	7,617
FutureFuel Corp.	412	6,110
GCP Applied Technologies, Inc.*	139	3,503
Gold Resource Corp. (a)	868	4,479
Greif, Inc., Class A	89	4,911
Greif, Inc., Class B	16	910
Hawkins, Inc.	84	3,469
Haynes International, Inc. (a)	211	8,313
HB Fuller Co. (a)	25	1,425
Hecla Mining Co.	161	457
Ingevity Corp.*	98	9,899
Innophos Holdings, Inc.	154	6,731
Innospec, Inc.	174	13,502
Kaiser Aluminum Corp.	163	17,863
KapStone Paper and Packaging Corp.	207	7,110
KMG Chemicals, Inc.	20	1,550
Koppers Holdings, Inc.*	253	8,969
Kraton Corp.*	425	19,988
Kronos Worldwide, Inc. (a)	88	1,771
Louisiana-Pacific Corp.	298	8,690
Materion Corp.	527	33,623
Minerals Technologies, Inc.	83	5,573
Myers Industries, Inc.	343	7,632
Neenah, Inc. (a)	108	9,855
Olympic Steel, Inc.	216	4,761
OMNOVA Solutions, Inc.*	414	3,747
PH Glatfelter Co. (a)	325	6,250
PolyOne Corp.	129	5,452
Quaker Chemical Corp.	60	10,808
Rayonier Advanced Materials, Inc. (a)	53	1,108
Schnitzer Steel Industries, Inc., Class A (a)	1,209	31,857
Schweitzer-Mauduit International, Inc.	236	9,603
Sensient Technologies Corp. (a)	57	4,048

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Materials (Continued)
Stepan Co.	101	$9,010
Summit Materials, Inc., Class A*(a)	92	1,957
SunCoke Energy, Inc.*	479	5,346
Synalloy Corp.	465	10,672
TimkenSteel Corp.*(a)	128	1,793
Trecora Resources*	386	5,404
Tredegar Corp.	735	16,133
Trinseo SA	116	8,949
Tronox Ltd., Class A (a)	97	1,570
UFP Technologies, Inc.*	251	8,848
United States Lime & Minerals, Inc.	34	2,580
Universal Stainless & Alloy Products, Inc.*	113	3,422
US Concrete, Inc.*(a)	28	1,350
Verso Corp., Class A*	429	13,466
Warrior Met Coal, Inc. (a)	1,393	33,502
Worthington Industries, Inc.	141	6,568

		500,974

Real Estate — 6.3%
Acadia Realty Trust REIT (a)	183	5,219
Agree Realty Corp. REIT	191	10,900
Alexander & Baldwin, Inc. REIT (a)	348	8,168
Alexander’s, Inc. REIT	6	2,166
Altisource Portfolio Solutions SA*(a)	68	2,458
American Assets Trust, Inc. REIT	131	5,175
Americold Realty Trust REIT	99	2,465
Armada Hoffler Properties, Inc. REIT	758	11,817
Ashford Hospitality Trust, Inc. REIT	1,426	9,255
Bluerock Residential Growth REIT, Inc. REIT (a)	85	841
Braemar Hotels & Resorts, Inc. REIT	1,392	16,078
BRT Apartments Corp. REIT	619	7,967
CareTrust REIT, Inc. REIT	261	4,815
CatchMark Timber Trust, Inc., Class A REIT	441	5,530
CBL & Associates Properties, Inc. REIT (a)	861	3,840
Cedar Realty Trust, Inc. REIT	913	4,081
Chatham Lodging Trust REIT	552	11,840
Chesapeake Lodging Trust REIT	486	15,994
City Office REIT, Inc. REIT	428	5,526
Clipper Realty, Inc. REIT	201	2,452
Community Healthcare Trust, Inc. REIT (a)	211	6,547
Consolidated-Tomoka Land Co.	148	9,291
CoreCivic, Inc. REIT	224	5,799
CorEnergy Infrastructure Trust, Inc. REIT (a)	315	11,790
CorePoint Lodging, Inc. REIT	155	3,232
Cousins Properties, Inc. REIT	506	4,731
DiamondRock Hospitality Co. REIT	668	7,989
Easterly Government Properties, Inc. REIT	336	6,804
EastGroup Properties, Inc. REIT (a)	60	5,836
Education Realty Trust, Inc. REIT	82	3,393
Farmland Partners, Inc. REIT (a)	238	1,680
First Industrial Realty Trust, Inc. REIT	169	5,486
Forestar Group, Inc.*(a)	210	5,397
Four Corners Property Trust, Inc. REIT	367	9,887

	Number of Shares	Value
Real Estate (Continued)
Franklin Street Properties Corp. REIT	377	$3,231
FRP Holdings, Inc.*(a)	107	6,987
GEO Group, Inc. REIT	206	5,226
Getty Realty Corp. REIT	331	9,635
Gladstone Commercial Corp. REIT	271	5,396
Gladstone Land Corp. REIT (a)	202	2,767
Global Medical REIT, Inc. REIT	239	2,287
Global Net Lease, Inc. REIT (a)	311	6,746
Government Properties Income Trust REIT (a)	186	3,145
Gramercy Property Trust REIT	90	2,462
Healthcare Realty Trust, Inc. REIT	80	2,477
Hersha Hospitality Trust REIT (a)	845	19,942
HFF, Inc., Class A	534	24,249
Independence Realty Trust, Inc. REIT (a)	806	8,326
Industrial Logistics Properties Trust REIT (a)	160	3,851
InfraREIT, Inc. REIT	466	9,735
Innovative Industrial Properties, Inc. REIT	131	5,947
Investors Real Estate Trust REIT (a)	680	3,706
iStar, Inc. REIT	621	6,949
Jernigan Capital, Inc. REIT	117	2,341
Kennedy-Wilson Holdings, Inc. (a)	170	3,647
Kite Realty Group Trust REIT	327	5,716
LaSalle Hotel Properties REIT (a)	181	6,355
Lexington Realty Trust REIT	665	6,211
LTC Properties, Inc. REIT	161	7,478
Mack-Cali Realty Corp. REIT	136	2,970
Marcus & Millichap, Inc.*	289	10,523
MedEquities Realty Trust, Inc. REIT	503	5,387
Monmouth Real Estate Investment Corp. REIT	597	10,382
National Health Investors, Inc. REIT (a)	77	6,102
National Storage Affiliates Trust REIT	368	10,437
New Senior Investment Group, Inc. REIT	736	4,666
Newmark Group, Inc., Class A	253	3,251
NexPoint Residential Trust, Inc. REIT	373	12,048
NorthStar Realty Europe Corp. REIT	177	2,428
One Liberty Properties, Inc. REIT	355	10,220
Pebblebrook Hotel Trust REIT (a)	229	8,842
Pennsylvania Real Estate Investment Trust REIT (a)	472	4,814
Physicians Realty Trust REIT	159	2,781
Piedmont Office Realty Trust, Inc., Class A REIT	315	6,250
PotlatchDeltic Corp. REIT	141	6,810
Preferred Apartment Communities, Inc., Class A REIT (a)	453	8,073
PS Business Parks, Inc. REIT	29	3,783
QTS Realty Trust, Inc., Class A REIT	57	2,607
Ramco-Gershenson Properties Trust REIT (a)	1,009	14,086
RE/MAX Holdings, Inc., Class A	220	10,835
Retail Opportunity Investments Corp. REIT (a)	276	5,448
Rexford Industrial Realty, Inc. REIT	197	6,403
RLJ Lodging Trust REIT	227	4,974

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2018

	Number of Shares	Value
Real Estate (Continued)
RMR Group, Inc., Class A	152	$14,356
Ryman Hospitality Properties, Inc. REIT	82	7,276
Sabra Health Care REIT, Inc. REIT (a)	93	2,193
Safety Income & Growth, Inc. REIT	45	743
Saul Centers, Inc. REIT	81	4,860
Select Income REIT	233	4,788
Seritage Growth Properties, Class A REIT (a)	26	1,339
Spirit MTA REIT*	507	5,435
St Joe Co.*	356	6,123
STAG Industrial, Inc. REIT	178	5,139
Stratus Properties, Inc.*	71	2,158
Summit Hotel Properties, Inc. REIT (a)	463	6,357
Sunstone Hotel Investors, Inc. REIT	314	5,269
Tanger Factory Outlet Centers, Inc. REIT (a)	270	6,496
Tejon Ranch Co.*(a)	192	4,268
Terreno Realty Corp. REIT	237	9,103
Tier REIT, Inc. REIT	491	11,705
UMH Properties, Inc. REIT	270	4,309
Universal Health Realty Income Trust REIT	99	7,549
Urban Edge Properties REIT	144	3,292
Urstadt Biddle Properties, Inc., Class A REIT	599	13,627
Washington Prime Group, Inc. REIT (a)	1,963	15,194
Washington Real Estate Investment Trust REIT	155	4,892
Whitestone REIT (a)	545	7,434
Xenia Hotels & Resorts, Inc. REIT	462	11,208

		718,494

Telecommunication Services — 0.7%
ATN International, Inc.	93	6,810
Boingo Wireless, Inc.*	518	17,136
Cincinnati Bell, Inc.*(a)	666	8,658
Cogent Communications Holdings, Inc. (a)	145	7,932
Consolidated Communications Holdings, Inc. (a)	204	2,409
Intelsat SA*	63	1,384
Iridium Communications, Inc.*	326	6,602
Ooma, Inc.*	267	4,272
ORBCOMM, Inc.*	222	2,395
Shenandoah Telecommunications Co.	209	7,973
Spok Holdings, Inc.	264	4,052
Vonage Holdings Corp.*	789	11,188

		80,811

Utilities — 1.8%
ALLETE, Inc.	58	4,355
American States Water Co. (a)	153	9,246
Artesian Resources Corp., Class A	147	5,282
Atlantic Power Corp.*	1,324	2,913
Avista Corp.	141	7,235
Black Hills Corp. (a)	68	4,002
California Water Service Group (a)	244	10,041
Chesapeake Utilities Corp.	117	10,062

	Number of Shares	Value
Utilities (Continued)
Connecticut Water Service, Inc. (a)	112	$7,673
Consolidated Water Co. Ltd.	354	4,779
El Paso Electric Co.	204	12,505
Global Water Resources, Inc.	159	1,566
IDACORP, Inc.	34	3,327
MGE Energy, Inc.	76	4,974
Middlesex Water Co.	141	6,458
New Jersey Resources Corp. (a)	92	4,195
Northwest Natural Gas Co.	121	7,853
NorthWestern Corp.	127	7,615
NRG Yield, Inc., Class A	590	11,617
NRG Yield, Inc., Class C	523	10,381
ONE Gas, Inc.	46	3,612
Ormat Technologies, Inc. (a)	56	2,948
Otter Tail Corp.	240	11,496
Pattern Energy Group, Inc., Class A (a)	121	2,466
PNM Resources, Inc.	143	5,570
Portland General Electric Co.	84	3,898
Pure Cycle Corp.*	329	3,701
RGC Resources, Inc.	126	3,393
SJW Group	142	8,223
South Jersey Industries, Inc.	107	3,550
Southwest Gas Holdings, Inc.	52	4,021
Spire, Inc.	55	4,100
Unitil Corp.	213	10,767
York Water Co. (a)	120	3,612

		207,436

TOTAL COMMON STOCKS (Cost $9,729,199)		11,294,173

RIGHTS — 0.0%
Financials — 0.0%
New Star Financial, Inc. CVR*(b)	509	275

Materials — 0.0%
A Schulman, Inc. CVR*(b)	392	749

TOTAL RIGHTS (Cost $1,268)		1,024

EXCHANGE TRADED FUNDS — 0.3%
iShares Edge MSCI Multifactor USA Small-Cap ETF	400	17,944
Vanguard Small-Cap ETF	79	13,087

TOTAL EXCHANGE TRADED FUNDS (Cost $28,793)		31,031

SECURITIES LENDING COLLATERAL — 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c)(d) (Cost $311,072)	311,072	311,072

TOTAL INVESTMENTS — 101.9% (Cost $10,070,332)		$11,637,300
Other assets and liabilities, net — (1.9%)		(216,865)

NET ASSETS — 100.0%		$11,420,435

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2018

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL — 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c)(d)
371,772	—	(60,700)	—	—	7,565	—	311,072	311,072

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $2,631,972, which is 23.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,363,422.

CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust

At August 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini Russell 2000 Futures	USD	1	$84,085	$87,030	9/21/2018	$2,945

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$11,294,173	$—	$—	$11,294,173
Rights (e)	—	—	1,024	1,024
Exchange Traded Funds	31,031	—	—	31,031
Short-Term Investments	311,072	—	—	311,072
Derivatives (f)
Futures Contracts	2,945	—	—	2,945

TOTAL	$11,639,221	$—	$1,024	$11,640,245

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the year ended August 31, 2018.

See Notes to Financial Statements.	69

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2018

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers FTSE Emerging Comprehensive Factor ETF		Xtrackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 1000 US QARP ETF
Assets
Investments in non-affiliated securities at value	$58,882,518	$6,357,185		$169,200,921	$61,267,454
Investment in DWS Government & Agency Securities Portfolio*	227,652	90,527		64,770	—
Cash	18,126	15,571		1,827,430	15,486
Foreign currency at value	113,681	29,863		—	—
Deposit with broker for futures contracts	9,000	2,600		78,100	—
Receivables:
Investment securities sold	—	5,250		—	—
Variation margin on futures contracts	—	310		2,435	—
Dividends	108,699	18,675		252,765	140,310
Securities lending income	79	36		1,225	151
Foreign tax reclaim	13,530	408		—	—

Total Assets	$59,373,285	$6,520,425		$171,427,646	$61,423,401

Liabilities
Payable upon return of securities loaned	$227,652	$90,527		$64,770	$—
Payables:
Investment securities purchased	320	7,132		—	—
Investment advisory fees	17,467	2,734		24,198	9,631
Variation margin on futures contracts	1,410	—		—	—
Deferred foreign tax payable	—	3,551		—	—

Total Liabilities	246,849	103,944		88,968	9,631

Net Assets, at value	$59,126,436	$6,416,481		$171,338,678	$61,413,770

Net Assets Consist of
Paid-in capital	$59,108,446	$6,407,649		$159,175,330	$57,693,664
Undistributed net investment income	434,377	72,089		471,966	237,491
Accumulated net realized gain (loss)	(635,959)	93,407		(5,145,497)	(486,608)
Net unrealized appreciation (depreciation)	219,572	(156,664	)**	16,836,879	3,969,223

Net Assets, at value	$59,126,436	$6,416,481		$171,338,678	$61,413,770

Number of Common Shares outstanding	2,050,001	250,001		5,050,001	2,250,001

Net Asset Value	$28.84	$25.67		$33.93	$27.29

Investments in non-affiliated securities at cost	$58,660,305	$6,504,393		$152,417,145	$57,298,231

Value of securities loaned	$304,363	$94,828		$10,196,709	$1,363,976

Investment in DWS Government & Agency Securities Portfolio at cost*	$227,652	$90,527		$64,770	$—

Non-cash collateral for securities on loan	$131,694	$8,824		$10,338,863	$1,395,789

Foreign currency at cost	$113,866	$31,070		$—	$—

*	Represents collateral on securities loaned.
**	Net of deferred foreign taxes $3,551.

See Notes to Financial Statements.	70

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2018

Xtrackers Russell 2000 Comprehensive Factor ETF
Assets
Investments in non-affiliated securities at value	$11,326,228
Investment in DWS Government & Agency Securities Portfolio*	311,072
Cash	80,270
Foreign currency at value	3,006
Deposit with broker for futures contracts	3,450
Receivables:
Variation margin on futures contracts	285
Dividends	9,288
Securities lending income	766

Total Assets	$11,734,365

Liabilities
Payable upon return of securities loaned	$311,072
Payables:
Investment advisory fees	2,858

Total Liabilities	313,930

Net Assets, at value	$11,420,435

Net Assets Consist of
Paid-in capital	$10,216,042
Undistributed net investment income	34,581
Accumulated net realized gain (loss)	(400,077)
Net unrealized appreciation (depreciation)	1,569,889

Net Assets, at value	$11,420,435

Number of Common Shares outstanding	300,001

Net Asset Value	$38.07

Investments in non-affiliated securities at cost	$9,759,260

Value of securities loaned	$2,631,972

Investment in DWS Government & Agency Securities Portfolio at cost*	$311,072

Non-cash collateral for securities on loan	$2,363,422

Foreign currency at cost	$3,030

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	71

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2018

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers FTSE Emerging Comprehensive Factor ETF	Xtrackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 1000 US QARP ETF(1)
Investment Income
Unaffiliated dividend income*	$1,335,099	$267,461	$2,541,025	$454,085
Affiliated securities lending income	5,608	565	13,173	499
Unaffiliated securities lending income, net of borrower rebates	3,791	—	—	242

Total Investment Income	1,344,498	268,026	2,554,198	454,826

Expenses
Investment advisory fees	158,307	39,418	266,075	39,401
Other expenses	57	57	57	—

Total Expenses	158,364	39,475	266,132	39,401
Less fees waived (See Note 3):
Waiver	—	—	(12,013)	—

Net Expenses	158,364	39,475	254,119	39,401

Net Investment income (loss)	1,186,134	228,551	2,300,079	415,425

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(116,857)	351,358	(4,125,896)	(483,439)
In-kind redemptions	231,066	472,542	11,023,861	513,937
Futures contracts	(8,665)	24,902	162,327	(3,415)
Foreign currency transactions	(8,577)	(10,927)	—	—

Net realized gain (loss)	96,967	837,875	7,060,292	27,083
Net change in unrealized appreciation (depreciation) on:
Investments**	(460,659)	(1,463,565)	12,322,093	3,969,223
Futures contracts	(2,145)	(628)	52,200	—
Foreign currency translations	(566)	(4,468)	—	—

Net change in unrealized appreciation (depreciation)	(463,370)	(1,468,661)	12,374,293	3,969,223

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(366,403)	(630,786)	19,434,585	3,996,306

Net Increase (Decrease) in Net Assets Resulting from Operations	$819,731	$(402,235)	$21,734,664	$4,411,731

* Unaffiliated foreign tax withheld	$131,341	$32,910	$92	$21
** Net of change in deferred foreign taxes	$—	$3,551	$—	$—

(1)	For the period April 5, 2018 (commencement of operations) through August 31, 2018.

See Notes to Financial Statements.	72

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended August 31, 2018

Xtrackers Russell 2000 Comprehensive Factor ETF
Investment Income
Unaffiliated dividend income*	$156,840
Affiliated securities lending income	7,565
Unaffiliated securities lending income, net of borrower rebates	1,525

Total Investment Income	165,930

Expenses
Investment advisory fees	28,942
Other expenses	57

Total Expenses	28,999

Net Investment income (loss)	136,931

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(417,430)
In-kind redemptions	1,093,938
Futures contracts	8,245
Foreign currency transactions	22

Net realized gain (loss)	684,775
Net change in unrealized appreciation (depreciation) on:
Investments	1,080,324
Futures contracts	2,945
Foreign currency translations	(24)

Net change in unrealized appreciation (depreciation)	1,083,245

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1,768,020

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,904,951

* Unaffiliated foreign tax withheld	$13

See Notes to Financial Statements.	73

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF		Xtrackers FTSE Emerging Comprehensive Factor ETF
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,186,134	$172,195	$228,551	$276,844
Net realized gain (loss)	96,967	(1,054,509)	837,875	170,658
Net change in net unrealized appreciation (depreciation)	(463,370)	601,541	(1,468,661)	1,284,361

Net increase (decrease) in net assets resulting from operations	819,731	(280,773)	(402,235)	1,731,863

Distributions to Shareholders from
Net investment income	(1,119,637)	(163,100)	(342,332)	(132,417)
Net realized gains	—	—	(191,991)	(17,533)

Total distributions	(1,119,637)	(163,100)	(534,323)	(149,950)

Fund Shares Transactions
Proceeds from shares sold	45,367,454	40,231,926	—	8,933,809
Value of shares redeemed	(1,436,896)	(26,833,500)	(5,735,711)	—

Net increase (decrease) in net assets resulting from fund share transactions	43,930,558	13,398,426	(5,735,711)	8,933,809

Total net increase (decrease) in Net Assets	43,630,652	12,954,553	(6,672,269)	10,515,722

Net Assets
Beginning of year	15,495,784	2,541,231	13,088,750	2,573,028

End of year	$59,126,436	$15,495,784	$6,416,481	$13,088,750

Undistributed net investment income	$434,377	$141,041	$72,089	$199,229

Changes in Shares Outstanding
Shares outstanding, beginning of year	550,001	100,001	450,001	100,001
Shares sold	1,550,000	1,550,000	—	350,000
Shares redeemed	(50,000)	(1,100,000)	(200,000)	—

Shares outstanding, end of year	2,050,001	550,001	250,001	450,001

See Notes to Financial Statements.	74

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 Comprehensive Factor ETF		Xtrackers Russell 1000 US QARP ETF
	Year Ended August 31, 2018	Year Ended August 31, 2017	For the Period April 5, 2018(1) to August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,300,079	$1,206,077	$415,425
Net realized gain (loss)	7,060,292	4,629,252	27,083
Net change in net unrealized appreciation (depreciation)	12,374,293	3,653,530	3,969,223

Net increase (decrease) in net assets resulting from operations	21,734,664	9,488,859	4,411,731

Distributions to Shareholders from
Net investment income	(2,163,877)	(964,811)	(177,934)

Total distributions	(2,163,877)	(964,811)	(177,934)

Fund Shares Transactions
Proceeds from shares sold	104,881,632	146,512,353	64,987,902
Value of shares redeemed	(53,325,864)	(76,229,711)	(7,807,954)

Net increase (decrease) in net assets resulting from fund share transactions	51,555,768	70,282,642	57,179,948

Total net increase (decrease) in Net Assets	71,126,555	78,806,690	61,413,745

Net Assets
Beginning of period	100,212,123	21,405,433	25

End of period	$171,338,678	$100,212,123	$61,413,770

Undistributed net investment income	$471,966	$327,015	$237,491

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,400,001	800,001	1
Shares sold	3,300,000	5,350,000	2,550,000
Shares redeemed	(1,650,000)	(2,750,000)	(300,000)

Shares outstanding, end of period	5,050,001	3,400,001	2,250,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	75

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 2000 Comprehensive Factor ETF
	Year Ended August 31, 2018	Year Ended August 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$136,931	$58,101
Net realized gain (loss)	684,775	106,736
Net change in net unrealized appreciation (depreciation)	1,083,245	215,038

Net increase (decrease) in net assets resulting from operations	1,904,951	379,875

Distributions to Shareholders from
Net investment income	(115,343)	(54,188)
Net realized gains	(106,752)	(843)

Total distributions	(222,095)	(55,031)

Fund Shares Transactions
Proceeds from shares sold	10,288,658	1,567,483
Value of shares redeemed	(5,225,663)	—

Net increase (decrease) in net assets resulting from fund share transactions	5,062,995	1,567,483

Total net increase (decrease) in Net Assets	6,745,851	1,892,327

Net Assets
Beginning of year	4,674,584	2,782,257

End of year	$11,420,435	$4,674,584

Undistributed net investment income	$34,581	$12,922

Changes in Shares Outstanding
Shares outstanding, beginning of year	150,001	100,001
Shares sold	300,000	50,000
Shares redeemed	(150,000)	—

Shares outstanding, end of year	300,001	150,001

See Notes to Financial Statements.	76

DBX ETF Trust

Financial Highlights

Xtrackers FTSE Developed ex US Comprehensive Factor ETF Selected Per Share Data	Year Ended 8/31/2018	Year Ended 8/31/2017	Period Ended 8/31/2016(a)
Net Asset Value, beginning of period	$28.17	$25.41	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.77	0.54	0.52
Net realized and unrealized gain (loss)	0.72 (d)	3.19 (d)	0.27

Total from investment operations	1.49	3.73	0.79

Less distributions from:
Net investment income	(0.82)	(0.97)	(0.38)

Total distributions	(0.82)	(0.97)	(0.38)

Net Asset Value, end of period	$28.84	$28.17	$25.41

Total Return (%)	5.32	15.16	3.21	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	59	15	3
Ratio of expenses (%)	0.35	0.35	0.36	*
Ratio of net investment income (loss) (%)	2.62	2.10	2.77	*
Portfolio turnover rate (%)(e)	45	45	35	**

Xtrackers FTSE Emerging Comprehensive Factor ETF Selected Per Share Data	Year Ended 8/31/2018	Year Ended 8/31/2017	Period Ended 8/31/2016(b)
Net Asset Value, beginning of period	$29.09	$25.73	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.82	0.88	0.38
Net realized and unrealized gain (loss)	(2.46)	3.27	0.41

Total from investment operations	(1.64)	4.15	0.79

Less distributions from:
Net investment income	(1.01)	(0.61)	(0.06)
Net realized gains	(0.77)	(0.18)	—

Total distributions	(1.78)	(0.79)	(0.06)

Net Asset Value, end of period	$25.67	$29.09	$25.73

Total Return (%)	(5.89)	16.56	3.16	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6	13	3
Ratio of expenses (%)	0.50	0.50	0.50	*
Ratio of net investment income (loss) (%)	2.90	3.28	4.14	*
Portfolio turnover rate (%)(e)	74	48	1	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	For the period April 19, 2016 (commencement of operations) through August 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	77

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 1000 Comprehensive Factor ETF Selected Per Share Data	Year Ended 8/31/2018		Year Ended 8/31/2017	Period Ended 8/31/2016(a)
Net Asset Value, beginning of period	$29.47		$26.76	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.52		0.51	0.40
Net realized and unrealized gain (loss)	4.44		2.85	1.60

Total from investment operations	4.96		3.36	2.00

Less distributions from:
Net investment income	(0.50)		(0.65)	(0.24)

Total distributions	(0.50)		(0.65)	(0.24)

Net Asset Value, end of period	$33.93		$29.47	$26.76

Total Return (%)	16.97	(d)	12.75 (d)	8.06	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	171		100	21
Ratio of expenses before fee waiver (%)	0.19		0.23	0.25	*
Ratio of expenses after fee waiver (%)	0.18		0.21	0.25	*
Ratio of net investment income (loss) (%)	1.62		1.83	2.01	*
Portfolio turnover rate (%)(e)	45		67	64	**

Xtrackers Russell 1000 US QARP ETF Selected Per Share Data	Period Ended 8/31/2018(b)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.21
Net realized and unrealized gain (loss)	2.16

Total from investment operations	2.37

Less distributions from:
Net investment income	(0.08)

Total distributions	(0.08)

Net Asset Value, end of period	$27.29

Total Return (%)	9.52	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	61
Ratio of expenses (%)	0.19	*
Ratio of net investment income (loss) (%)	2.00	*
Portfolio turnover rate (%)(e)	26	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	For the period April 5, 2018 (commencement of operations) through August 31, 2018.
(c)	Based on average shares outstanding during the period.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	78

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 2000 Comprehensive Factor ETF Selected Per Share Data	Year Ended 8/31/2018	Year Ended 8/31/2017	Period Ended 8/31/2016(a)
Net Asset Value, beginning of period	$31.16	$27.82	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.49	0.46	0.09
Net realized and unrealized gain (loss)	7.23	3.35	2.73

Total from investment operations	7.72	3.81	2.82

Less distributions from:
Net investment income	(0.45)	(0.46)	—
Net realized gains	(0.36)	(0.01)	—

Total distributions	(0.81)	(0.47)	—

Net Asset Value, end of period	$38.07	$31.16	$27.82

Total Return (%)	25.08	13.72	11.28	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	11	5	3
Ratio of expenses (%)	0.30	0.30	0.30	*
Ratio of net investment income (loss) (%)	1.42	1.51	1.79	*
Portfolio turnover rate (%)(c)	60	53	2	**

(a)	For the period June 28, 2016 (commencement of operations) through August 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	79

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2018, the Trust consists of thirty-four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Xtrackers FTSE Emerging Comprehensive Factor ETF
Xtrackers Russell 1000 Comprehensive Factor ETF
Xtrackers Russell 1000 US QARP ETF
Xtrackers Russell 2000 Comprehensive Factor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers FTSE Emerging Comprehensive Factor ETF	FTSE Emerging Comprehensive Factor Index
Xtrackers Russell 1000 Comprehensive Factor ETF	Russell 1000 Comprehensive Factor Index
Xtrackers Russell 1000 US QARP ETF	Russell 1000 2Qual/Val 5% Capped Factor Index
Xtrackers Russell 2000 Comprehensive Factor ETF	Russell 2000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The FTSE Emerging Comprehensive Factor Index is designed to track the equity market performance of companies in emerging market countries selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Emerging Index, which is comprised of large- and mid-cap equity securities from emerging markets. The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The

80

DBX ETF Trust

Notes to Financial Statements (Continued)

companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

The Russell 2000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 2000 Index, which is comprised of small-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

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Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

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The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended August 31, 2018, the Funds did not incur any interest or penalties.

As of August 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Undistributed Long-Term Capital Gains	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$434,377	$—	$(180,943)	$(235,444)	$17,990
Xtrackers FTSE Emerging Comprehensive Factor ETF	153,014	29,492	—	(173,674)	8,832
Xtrackers Russell 1000 Comprehensive Factor ETF	471,966	—	(3,636,406)	15,327,788	12,163,348
Xtrackers Russell 1000 US QARP ETF	237,491	—	(342,023)	3,824,638	3,720,106
Xtrackers Russell 2000 Comprehensive Factor ETF	34,581	—	(322,521)	1,492,333	1,204,393

The tax character of dividends and distributions declared for the periods ended August 31, 2018 and August 31, 2017 were as follows:

	Period Ended August 31, 2018
	Ordinary Income*	Long Term Capital Gains
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$1,119,637	$—
Xtrackers FTSE Emerging Comprehensive Factor ETF	531,525	2,798
Xtrackers Russell 1000 Comprehensive Factor ETF	2,163,877	—
Xtrackers Russell 1000 US QARP ETF	177,934	—
Xtrackers Russell 2000 Comprehensive Factor ETF	217,731	4,364

	Year Ended August 31, 2017
	Ordinary Income*	Long Term Capital Gains
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$163,100	$—
Xtrackers FTSE Emerging Comprehensive Factor ETF	149,950	—
Xtrackers Russell 1000 Comprehensive Factor ETF	964,811	—
Xtrackers Russell 2000 Comprehensive Factor ETF	54,712	319

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2018, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$165,066	$15,877	$180,943
Xtrackers Russell 1000 Comprehensive Factor ETF	778,819	—	778,819
Xtrackers Russell 2000 Comprehensive Factor ETF	85,257	8,642	93,899

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended August 31, 2018, the Funds incurred and will elect to defer post-October capital losses as follows:

Post-October Losses on Capital
Xtrackers Russell 1000 Comprehensive Factor ETF	$2,857,587
Xtrackers Russell 1000 US QARP ETF	342,023
Xtrackers Russell 2000 Comprehensive Factor ETF	228,622

In order to present paid-in capital accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional

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paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to investments in futures, redemptions-in-kind, foreign currency, equalization, partnership investments and passive foreign investment companies (“PFICs”). For the period ended August 31, 2018, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$226,839	$(441,076)	$214,237
Xtrackers FTSE Emerging Comprehensive Factor ETF	(13,359)	(691,584)	704,943
Xtrackers Russell 1000 Comprehensive Factor ETF	8,749	(10,822,368)	10,813,619
Xtrackers Russell 1000 US QARP ETF	—	(513,691)	513,691
Xtrackers Russell 2000 Comprehensive Factor ETF	71	(1,084,336)	1,084,265

As of August 31, 2018, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$59,345,118	$(234,948)	$3,302,210	$(3,537,158)
Xtrackers FTSE Emerging Comprehensive Factor ETF	6,615,750	(168,038)	615,117	(783,155)
Xtrackers Russell 1000 Comprehensive Factor ETF	153,937,903	15,327,788	18,097,094	(2,769,306)
Xtrackers Russell 1000 US QARP ETF	57,442,816	3,824,638	5,006,729	(1,182,091)
Xtrackers Russell 2000 Comprehensive Factor ETF	10,144,943	1,492,357	1,730,369	(238,012)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of August 31, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or U.S. Treasury securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended August 31, 2018, the Funds

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invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of August 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2018, the Funds listed below had securities on loan, which were classified as Common Stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Common Stocks	$227,652	$—	$—	$131,694	$359,346

Gross amount of recognized liabilities for securities lending transactions					$359,346

Xtrackers FTSE Emerging Comprehensive Factor ETF
Common Stocks	$90,527	$170	$302	$8,352	$99,351

Gross amount of recognized liabilities for securities lending transactions					$99,351

Xtrackers Russell 1000 Comprehensive Factor ETF
Common Stocks	$64,770	$107,813	$602,773	$9,628,277	$10,403,633

Gross amount of recognized liabilities for securities lending transactions					$10,403,633

Xtrackers Russell 1000 US QARP ETF
Common Stocks	$—	$1,037	$72,884	$1,321,868	$1,395,789

Gross amount of recognized liabilities for securities lending transactions					$1,395,789

Xtrackers Russell 2000 Comprehensive Factor ETF
Common Stocks	$311,072	$69,140	$146,186	$2,148,096	$2,674,494

Gross amount of recognized liabilities for securities lending transactions					$2,674,494

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended August 31, 2018, Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers FTSE Emerging Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, Xtrackers Russell 1000 US QARP ETF and Xtrackers Russell 2000 Comprehensive Factor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the

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contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2018 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$2,145
Xtrackers FTSE Emerging Comprehensive Factor ETF
Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$3,820
Xtrackers Russell 1000 Comprehensive Factor ETF
Equity contracts	Unrealized appreciation on futures contracts*	$53,103	Unrealized depreciation on futures contracts*	$—
Xtrackers Russell 2000 Comprehensive Factor ETF
Equity contracts	Unrealized appreciation on futures contracts*	$2,945	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended August 31, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$(8,665)
Xtrackers FTSE Emerging Comprehensive Factor ETF	24,902
Xtrackers Russell 1000 Comprehensive Factor ETF	162,327
Xtrackers Russell 1000 US QARP ETF	(3,415)
Xtrackers Russell 2000 Comprehensive Factor ETF	8,245

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$(2,145)
Xtrackers FTSE Emerging Comprehensive Factor ETF	(628)
Xtrackers Russell 1000 Comprehensive Factor ETF	52,200
Xtrackers Russell 2000 Comprehensive Factor ETF	2,945

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For the period ended August 31, 2018 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$76,574
Xtrackers FTSE Emerging Comprehensive Factor ETF	246,031
Xtrackers Russell 1000 Comprehensive Factor ETF	1,425,422
Xtrackers Russell 1000 US QARP ETF	35,670
Xtrackers Russell 2000 Comprehensive Factor ETF	31,687

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	0.35%
Xtrackers FTSE Emerging Comprehensive Factor ETF	0.50%
Xtrackers Russell 1000 US QARP ETF	0.19%
Xtrackers Russell 2000 Comprehensive Factor ETF	0.30%

For its investment advisory services to Xtrackers Russell 1000 Comprehensive Factor ETF for the period from September 1, 2017 through July 16, 2018, the Advisor received a unitary management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.19%.

For the period from February 20, 2018 through July 16, 2018, the Advisor had voluntarily agreed to waive a portion of its unitary management fee to the extent necessary to prevent the operating expenses of Xtrackers Russell 1000 Comprehensive Factor ETF from exceeding 0.17% of the Fund’s average daily net assets. For the period from February 20, 2018 through July 16, 2018, the Advisor waived $12,013 of expenses to the Fund.

Effective July 17, 2018 the Board of Trustees approved a reduction in Xtrackers Russell 1000 Comprehensive Factor ETF’s unitary management fee to 0.17% and accordingly terminated the Advisor’s voluntary expense limitation.

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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4. Investment Portfolio Transactions

For the period ended August 31, 2018, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$24,653,694	$20,451,107
Xtrackers FTSE Emerging Comprehensive Factor ETF	5,743,264	7,625,463
Xtrackers Russell 1000 Comprehensive Factor ETF	63,306,460	64,056,761
Xtrackers Russell 1000 US QARP ETF (1)	12,409,926	12,452,860
Xtrackers Russell 2000 Comprehensive Factor ETF	5,579,119	7,472,148

For the period ended August 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$40,983,645	$1,433,977
Xtrackers FTSE Emerging Comprehensive Factor ETF	—	3,070,168
Xtrackers Russell 1000 Comprehensive Factor ETF	104,668,033	52,875,560
Xtrackers Russell 1000 US QARP ETF (1)	65,068,258	7,756,284
Xtrackers Russell 2000 Comprehensive Factor ETF	10,278,996	3,471,258

(1)	For the period April 5, 2018 (commencement of operations) through August 31, 2018.

5. Fund Share Transactions

As of August 31, 2018, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers FTSE Emerging Comprehensive Factor ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Fund had no outstanding loans at August 31, 2018.

Pro-rata Share
Xtrackers FTSE Emerging Comprehensive Factor ETF	$525,000

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers FTSE Emerging Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, Xtrackers Russell 1000 US QARP ETF, Xtrackers Russell 2000 Comprehensive Factor ETF, and the Board of Trustees of DBX ETF Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers FTSE Emerging Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, Xtrackers Russell 1000 US QARP ETF, and Xtrackers Russell 2000 Comprehensive Factor ETF (collectively referred to as the “Funds”), (five of the funds constituting DBX ETF Trust), including the schedules of investments, as of August 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting DBX ETF Trust) at August 31, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. general accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers FTSE Developed ex US Comprehensive Factor ETF Xtrackers Russell 1000 Comprehensive Factor ETF	For the year ended August 31, 2018	For each of the two years in the period ended August 31, 2018	For each of the two years in the period ended August 31, 2018 and the period from November 24, 2015 (commencement of operations) through August 31, 2016
Xtrackers FTSE Emerging Comprehensive Factor ETF	For the year ended August 31, 2018	For each of the two years in the period ended August 31, 2018	For each of the two years in the period ended August 31, 2018 and the period from April 19, 2016 (commencement of operations) through August 31, 2016
X-trackers Russell 2000 Comprehensive Factor ETF	For the year ended August 31, 2018	For each of the two years in the period ended August 31, 2018	For each of the two years in the period ended August 31, 2018 and the period from June 28, 2016 (commencement of operations) through August 31, 2016
Xtrackers Russell 1000 US QARP ETF	For the period from April 5, 2018 (commencement of operations) through August 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 29, 2018

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DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	34	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Executive Officer, 2X Oncology, Inc. (2017-present); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	34
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	34	Ilex Partners (Asia), LLC; Old Westbury Funds.

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DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at DWS Investment Management Americas, Inc. (2008-present); Manager, Treasurer and Chief Financial Officer of the Advisor (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-present); Chief Financial Officer of RREEF America LLC (2018-present).	34	The Advisor, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in DWS and Chief of Staff Office in the Americas for the Traditional Asset Classes Department (2014-present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-present), the Advisor and DBX Strategic Advisors LLC and DB Commodity Services LLC (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in DWS and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Advisor (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

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DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 345 Park Avenue New York, New York 10154	Chief Compliance Officer	Since 2010	Director in the DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Managing Director in DWS (2018-present); Director in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at Deutsche Bank AG (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
Leslie Lowenbraun (1953) 345 Park Avenue New York, New York 10154	Secretary	Since 2016	Director in U.S. Retail Passive Legal of DWS (2018-present) and Chief Legal Officer of the Advisor (2017-present); Vice President in U.S. Retail Passive Legal of DWS (2014-2018) ; Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
Amy McDonald (1978) One International Place Boston, Massachusetts 02110	Assistant Secretary	Since 2018	Vice President in U.S. Retail Passive Legal of DWS (2018-present); Vice President, Fidelity Investments Asset Management Compliance (2016-2017); Legal Counsel and Senior Legal Counsel, Fidelity Investments (2010-2016).
Kevin Teevan (1973) 345 Park Avenue New York, New York 10154	Assistant Treasurer	Since 2018	Vice President in Finance for U.S. Traditional Asset Classes of DWS (2018-present); Vice President in Chief Operating Office for Global Transaction Banking at Deutsche Bank AG (2014-2017); Vice President in Finance for U.S. Passive Asset Management Platform at Deutsche Bank AG (2011-2014).
Christina A. Morse (1964) BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place Brooklyn, NY 11217	Assistant Secretary	Since 2016	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited)

Xtrackers Russell 1000 US QARP ETF

At a meeting held on November 14, 2017, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement with respect to Xtrackers Russell 1000 US QARP ETF (the “Fund”). The Independent Trustees were advised throughout the review and meetings by Independent Trustees’ Counsel.

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Advisor”) and its expected ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the anticipated profits that could be realized by the Advisor from its relationship with the Fund; and (5) the extent to which economies of scale would be realized as the Fund grows, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder would be in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on its evaluation of the following multiple factors in consultation with Independent Trustees’ Counsel:

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Advisor under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor, including portfolio management. The Board noted that the Advisor will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also took into account that the Advisor will pay, or arrange for payment of, the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. The Board also considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also noted that in addition to managing the Fund’s portfolio directly, the Advisor would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fee to be paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also drew upon its experience as Trustees of the other exchange traded funds currently managed by the Advisor and considered the expertise of the Advisor in supervising third party service providers to those funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Advisor, which supports the compliance program of the Advisor’s currently-managed funds (which would also cover the Fund).

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared the Fund’s proposed advisory fee to that of other pertinent exchange-traded funds (“ETFs”), and noted that the Fund’s fee is competitive with the fees of its peer group. The Board stated that it is familiar with the Advisor’s methodology for selecting a fund’s peer group and believed that the Fund’s peer group was appropriate. The Board noted that the proposed fee for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs (subject to certain exceptions). The Board also noted that the Fund’s portfolio would be managed on a day-to-day basis by the Advisor and that the Advisor also would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the anticipated expenses of the Advisor in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Advisor at this time. The Board considered whether the Advisor would benefit in other ways from its relationships with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund.

Economies of Scale.    The Board noted that because the Fund was new, it was difficult to estimate whether the Fund would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable, and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2018.

	Qualified Dividend Income*	Dividends Received Deduction*
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	79%	0%
Xtrackers FTSE Emerging Comprehensive Factor ETF	38%	0%
Xtrackers Russell 1000 Comprehensive Factor ETF	94%	87%
Xtrackers Russell 1000 US QARP ETF	100%	99%
Xtrackers Russell 2000 Comprehensive Factor ETF	61%	58%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Income
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$1,466,039	$101,893
Xtrackers FTSE Emerging Comprehensive Factor ETF	296,246	31,348

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. With respect to DEEF and DEMG, foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Further, with respect to DEMG only, emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds concentrating in a single industry (or groups of industries), country or in a limited geographic region to the extent the Underlying Indexes are so concentrated, generally are more volatile than more diversified funds. Additionally, with respect to DESC only, small company stocks tend to be more volatile and less liquid than medium-sized or large company stocks. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. These funds are non-diversified and can take larger positions in fewer issues, increasing their potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

The Funds are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TX Global Debt Capital Markets Inc (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of each Fund’s Index, (ii) the figure at which each Fund’s Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of each Fund’s Index for the purpose to which it is being put in connection with each Fund. LSEG has not provided nor will it provide any financial or investment advice or recommendation in relation to each Fund’s Index, to the advisor or to its clients. Each Fund’s Index is calculated by FTSE, Russell, or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in each Fund’s Index or (b) under any obligation to advise any person of any error therein.

All rights in each Fund’s Index vest in FTSE. FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell”, and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

Copyright © 2018 DWS Group. All rights reserved. XtrackersTM is a trademark of Deutsche Asset Management International GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-047731-3 (10/18) DBX003550 (10/19)

August 31, 2018

Annual Report

DBX ETF Trust

Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX)

Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT)

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our flagship ETFs tracking the fixed income market for the period ended August 31, 2018.

Global economies accelerated over the reporting period despite concerns around trade negotiations and political risk. In the U.S., macro-economic indicators remained positive on fiscal support, solid capital expenditures and increased consumer spending. Alongside, a case for monetary tightening was supported by rising inflation. Meanwhile, the Eurozone remained resilient following strong domestic demand and favorable labor market conditions. Global equity markets echoed this sentiment and grew in parallel, amid brief bouts of volatility. Japan’s economy maintained its momentum, mainly against the backdrop of highly accommodative financial conditions and significant government spending. Elsewhere, aggregate growth in emerging markets stabilized further, despite rising U.S. Treasury rates, strengthening U.S. dollar and trade fears.

With the economy recovering steadily, the U.S. Federal Reserve Bank (FRB) hiked its rates three times over the reporting period and remained steadfast in its aim to revive accommodative monetary policy and signaled two more hikes this year and four in 2019. The U.S. Treasury yield curve continued its flattening trend, with the US 10-yr benchmark Treasury yield surging to 2.86% at the end of the reporting period. The rise in yields was attributed to strong inflation data, which, in turn, reflected the notable rise in crude prices. The spread between the 2-year and 10-year treasury notes is also around its narrowest in a decade, amid a strengthening U.S. dollar. High-yield corporate bonds proved resilient in the face of rising yields, as spreads hovered around multi-year lows, backed by strong corporate earnings and low default rates.

The Eurozone economy grew on solid income growth and easier financial conditions. The European Central Bank (ECB) outlined plans to conclude its hallmark quantitative easing program by the end of the year, following reduced monthly net asset purchases of Euro 15 billion in the last quarter. The ECB also pledged to keep interest rates at ultra-low levels until September 2019. In the U.K, the Bank of England (BoE) unanimously increased bank rates, considering strong labor market and credit growth. With signs of a recovery and reduced political tension, yield spreads between Germany and other European nations narrowed, signaling increasing investor confidence. Furthermore, high-yield corporate bonds, both in the U.S. and globally, produced lower 10-year standard deviations than their equity counterparts, and by a pretty wide margin.

Macro-economic data across the globe remains encouraging, suggesting solid fundamentals. Overall, central banks continue to normalize monetary policies, albeit at a varying pace. With this gradual transition to less accommodative monetary policies, fixed income markets are likely to experience increased bouts of volatility in a rising interest rate environment. Meanwhile, rising trade tensions, increased debt, and uncertainty about the path in monetary policy adjustments in developed economies are the potential downside risks to the global economy. Despite generous central banks, we see no widespread misallocation of capital in the real economy like in the past cycles. In this scenario, fixed income investments could continue to deliver the necessary diversification benefits and income potential that the asset class has historically helped to provide.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

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DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers Barclays International Corporate Bond Hedged ETF

The Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX) seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged) (the IFIX Index). The IFIX Index is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S dollars) in the industrial, utility and financial sectors, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. For the 12-month period ended August 31, 2018, IFIX shares returned 1.65%, compared to the IFIX Index return of 2.24%.

European corporate bonds formed a significant part of the portfolio. From a geographical perspective, Austria, Belgium, Switzerland, and Sweden were the major positive contributors, while Italy, France, U.K., Canada and Germany contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Xtrackers Barclays International Treasury Bond Hedged ETF

The Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT) seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged) (the IGVT Index). The IGVT Index is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the underlying Index. For the 12-month period ended August 31, 2018, IGVT shares returned 1.34%, compared to the IGVT Index return of 2.08%.

Japanese and European sovereign bonds formed a significant part of the portfolio. From a geographical perspective, Netherlands and Russia were the major positive contributors, while Korea and Japan contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-US currencies. The currency hedging strategy contributed positively to performance.

Xtrackers High Beta High Yield Bond ETF

The Xtrackers High Beta High Yield Bond ETF (HYUP) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the HYUP Index). The HYUP Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. For the period January 11, 2018 (commencement of operations) to August 31, 2018, HYUP shares returned 2.01%, compared to the HYUP Index return of 2.14%.

The financial sector was the primary positive contributor to performance, while energy and industrials contributed negatively to performance.

Xtrackers Low Beta High Yield Bond ETF

The Xtrackers Low Beta High Yield Bond ETF (HYDW) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the HYDW Index). The HYDW Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. For the period January 11, 2018 (commencement of operations) to August 31, 2018, HYDW shares returned 0.68%, compared to the HYDW Index return of 0.83%.

The industrial sector was the primary positive contributor to performance, while financials and communications contributed negatively to performance.

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DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Xtrackers Short Duration High Yield Bond ETF

The Xtrackers Short Duration High Yield Bond ETF (SHYL) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the SHYL Index). The SHYL Index is designed to track the performance of short-term publicly issued U.S dollar denominated below investment grade corporate debt. For the period January 10, 2018 (commencement of operations) to August 31, 2018, SHYL shares returned 2.41%, compared to the SHYL Index return of 2.49%.

The industrial and transportation sectors were the major positive contributors to performance, while technology and financials contributed negatively to performance.

Xtrackers USD High Yield Corporate Bond ETF

The Xtrackers USD High Yield Corporate Bond ETF (HYLB) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the HYLB Index). The HYLB Index is designed to track the performance of a basket of U.S. dollar denominated high yield liquid corporate bonds. For the 12-month period ended August 31, 2018, HYLB shares returned 2.76%, compared to the HYLB Index return of 2.95%.

The energy sector was the primary positive contributor to performance, while communications contributed negatively to performance.

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Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-17 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

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5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX)

Xtrackers Barclays International Corporate Bond Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged) (the “Underlying Index”). The Underlying Index is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S. dollars) in the industrial, utility and financial sectors while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Performance as of 8/31/18

Average Annual Total Returns
	Net Asset Value	Market Value	Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged)	Bloomberg Barclays Global Aggregate Bond Index
One Year	1.65%	1.57%	2.24%	-1.36%
Since Inception[1]	2.36%	2.42%	2.80%	0.41%

Cumulative Total Returns
	Net Asset Value	Market Value	Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged)	Bloomberg Barclays Global Aggregate Bond Index
One Year	1.65%	1.57%	2.24%	-1.36%
Since Inception[1]	4.41%	4.53%	5.26%	0.76%

1 Total returns are calculated based on the commencement of operations, 10/25/16 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 29, 2017, as supplemented April 4, 2018 and June 7, 2018, was 0.30%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/25/16.

Sector Diversification* as of 8/31/18

Financial	44.0%
Consumer, Non-cyclical	12.9%
Communications	10.2%
Industrial	8.4%
Utilities	7.6%
Consumer, Cyclical	6.5%
Energy	5.0%
Technology	2.5%
Basic Materials	2.5%
Government	0.4%

Total	100.0%

Modified duration as of 8/31/18: 5.6 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 8/31/18

Description	% of Market Value
AAA	2.0%
AA	21.3%
A	37.3%
BBB	39.4%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 8/31/18

United Kingdom	19.1%
United States	17.1%
Netherlands	16.9%
France	13.4%
Canada	10.7%
Japan	4.1%
Australia	4.0%
Italy	3.9%
Spain	3.6%
Germany	3.4%
Other	3.8%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT)

Xtrackers Barclays International Treasury Bond Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged) (the “Underlying Index”). The Underlying Index is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars) while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Performance as of 8/31/18

Average Annual Total Returns
	Net Asset Value	Market Value	Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged)	Bloomberg Barclays Global Aggregate Bond Index
One Year	1.34%	1.32%	2.08%	-1.36%
Since Inception[1]	0.57%	0.68%	1.08%	0.41%

Cumulative Total Returns
	Net Asset Value	Market Value	Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged)	Bloomberg Barclays Global Aggregate Bond Index
One Year	1.34%	1.32%	2.08%	-1.36%
Since Inception[1]	1.07%	1.27%	2.01%	0.76%

1 Total returns are calculated based on the commencement of operations, 10/25/16 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 29, 2017, as supplemented April 4, 2018 and June 7, 2018, was 0.25%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/25/16.

Country Diversification* as of 8/31/18

Japan	24.4%
France	7.2%
United Kingdom	6.9%
Italy	6.1%
Germany	4.9%
Spain	4.6%
Belgium	4.5%
Canada	4.3%
Australia	4.3%
Netherlands	4.0%
South Korea	3.9%
Austria	3.0%
Ireland	2.0%
Other	19.9%

Total	100.0%

Modified duration as of 8/31/18: 8.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 8/31/18

Description	% of Market Value
AAA	21.6%
AA	22.3%
A	42.4%
BBB	13.7%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 23.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers High Beta High Yield Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Performance as of 8/31/18

Cumulative Total Returns
	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market High Beta Index	Solactive USD High Yield Corporates Total Market Index
Since Inception[1]	2.01%	2.01%	2.14%	1.57%

1 Total returns are calculated based on the commencement of operations, 1/11/18 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated January 10, 2018, as supplemented April 4, 2018 and June 7, 2018, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 1/11/18.

Sector Diversification* as of 8/31/18

Communications	25.3%
Consumer, Non-cyclical	18.9%
Consumer, Cyclical	12.2%
Energy	11.9%
Financial	11.5%
Industrial	7.9%
Technology	5.4%
Basic Materials	4.3%
Utilities	2.5%
Diversified	0.1%

Total	100.0%

Modified duration as of 8/31/18: 4.7 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 8/31/18

Description	% of Market Value
BBB	3.6%
BB	38.9%
B	45.0%
CCC	11.8%
CC	0.6%
C	0.1%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 8/31/18

United States	80.4%
Luxembourg	5.3%
Canada	3.9%
Netherlands	2.4%
Other	8.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Low Beta High Yield Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Performance as of 8/31/18

Cumulative Total Returns
	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Low Beta Index	Solactive USD High Yield Corporates Total Market Index
Since Inception[1]	0.68%	0.81%	0.83%	1.57%

1 Total returns are calculated based on the commencement of operations, 1/11/18 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated January 10, 2018, as supplemented April 4, 2018 and June 7, 2018, was 0.25%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 1/11/18.

Sector Diversification* as of 8/31/18

Communications	20.7%
Consumer, Non-cyclical	19.0%
Energy	15.1%
Consumer, Cyclical	13.3%
Industrial	8.6%
Technology	7.6%
Financial	7.1%
Basic Materials	5.3%
Utilities	3.3%

Total	100.0%

Modified duration as of 8/31/18: 3.9 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 8/31/18

Description	% of Market Value
BBB	12.7%
BB	72.0%
B	14.0%
CCC	1.3%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 8/31/18

United States	90.8%
Canada	3.0%
Other	6.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 38.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers Short Duration High Yield Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the “Underlying Index”). The Underlying Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. It is not possible to invest directly into an index.

Performance as of 8/31/18

Cumulative Total Returns
	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market 0-5 Year Index	Solactive USD High Yield Corporates Total Market Index
Since Inception[1]	2.41%	2.45%	2.49%	1.26%

1 Total returns are calculated based on the commencement of operations, 1/10/18 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated January 10, 2018, as supplemented April 4, 2018 and June 7, 2018, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 1/10/18.

Sector Diversification* as of 8/31/18

Communications	22.6%
Consumer, Non-cyclical	22.1%
Energy	13.4%
Consumer, Cyclical	10.8%
Financial	9.3%
Industrial	8.2%
Basic Materials	6.0%
Technology	5.9%
Utilities	1.7%

Total	100.0%

Modified duration as of 8/31/18: 2.9 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 8/31/18

Description	% of Market Value
BBB	10.4%
BB	48.7%
B	31.0%
CCC	9.2%
CC	0.6%
C	0.1%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 8/31/18

United States	83.7%
Luxembourg	4.9%
Canada	3.0%
Netherlands	2.2%
United Kingdom	2.1%
Other	4.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 47.

15

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

Xtrackers USD High Yield Corporate Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Performance as of 8/31/18

Average Annual Total Returns
	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Index	iBoxx USD Liquid High Yield Index
One Year	2.76%	2.51%	2.95%	3.19%
Since Inception[1]	5.30%	5.20%	5.64%	5.49%

Cumulative Total Returns
	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Index	iBoxx USD Liquid High Yield Index
One Year	2.76%	2.51%	2.95%	3.19%
Since Inception[1]	9.38%	9.20%	9.99%	9.69%

1 Total returns are calculated based on the commencement of operations, 12/7/16 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such wavier, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 29, 2017, as supplemented April 4, 2018 and June 7, 2018, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

16

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 12/7/16.

Sector Diversification* as of 8/31/18

Communications	23.2%
Consumer, Non-cyclical	18.8%
Energy	13.8%
Consumer, Cyclical	12.6%
Financial	9.1%
Industrial	8.1%
Technology	6.4%
Basic Materials	4.9%
Utilities	3.0%
Diversified	0.1%

Total	100.0%

Modified duration as of 8/31/18: 4.4 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 8/31/18

Description	% of Market Value
BBB	8.2%
BB	53.8%
B	30.5%
CCC	7.2%
CC	0.3%
C	0.0%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 8/31/18

United States	84.7%
Canada	3.5%
Luxembourg	3.4%
Other	8.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 54.

17

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period Xtrackers USD High Yield Corporate Bond ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Barclays International Corporate Bond Hedged ETF
Actual	$1,000.00	$1,012.40	0.30%	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53
Xtrackers Barclays International Treasury Bond Hedged ETF
Actual	$1,000.00	$1,013.50	0.25%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
Xtrackers High Beta High Yield Bond ETF
Actual	$1,000.00	$1,029.80	0.35%	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
Xtrackers Low Beta High Yield Bond ETF
Actual	$1,000.00	$1,017.50	0.25%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
Xtrackers Short Duration High Yield Bond ETF
Actual	$1,000.00	$1,026.50	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
Xtrackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,024.80	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

18

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF

August 31, 2018

		Principal Amount	Value
CORPORATE BONDS — 97.6%
Australia — 3.9%
BHP Billiton Finance Ltd., REGS Series MTN, 3.00%, 3/30/20	AUD	50,000	$36,245
QPH Finance Co. Pty Ltd. Series MTN, 5.75%, 7/29/20	AUD	50,000	37,874
Wesfarmers Ltd., REGS Series EMTN, 1.25%, 10/07/21	EUR	100,000	120,335

			194,454

Austria — 0.3%
Vienna Insurance Group AG Wiener Versicherung Gruppe, REGS 3.75%, 3/02/46	EUR	10,000	12,369

Belgium — 1.7%
Anheuser-Busch InBev SA/NV, REGS Series EMTN, 0.625%, 3/17/20	EUR	35,000	41,080
Series EMTN, 1.75%, 3/07/25	GBP	25,000	31,695
Series EMTN, 2.75%, 3/17/36	EUR	10,000	12,168

			84,943

Canada — 10.5%
407 International, Inc. Series MTN, 2.47%, 9/08/22	CAD	60,000	45,121
Bank of Montreal Series DPNT, 3.19%, 3/01/28	CAD	50,000	38,351
Bank of Nova Scotia Series DPNT, 3.10%, 2/02/28	CAD	50,000	38,081
Bell Canada, Inc., REGS Series MTN, 4.35%, 12/18/45	CAD	15,000	11,424
Brookfield Asset Management, Inc. Series MTN, 3.80%, 3/16/27	CAD	25,000	18,984
CU, Inc. 4.543%, 10/24/41	CAD	20,000	17,534
Hydro One, Inc. Series MTN, 3.72%, 11/18/47	CAD	20,000	15,466
Inter Pipeline Ltd. Series MTN, 3.173%, 3/24/25	CAD	100,000	74,812
Metro, Inc. Series MTN, 3.20%, 12/01/21	CAD	110,000	84,835
Royal Bank of Canada Series DPNT, 2.36%, 12/05/22	CAD	35,000	26,249
Royal Office Finance LP Series A, 5.209%, 11/12/32	CAD	36,410	32,734
Shaw Communications, Inc. 3.80%, 3/01/27	CAD	30,000	23,126
Suncor Energy, Inc. Series MTN, 3.10%, 11/26/21	CAD	25,000	19,335
Toronto-Dominion Bank Series DPNT, 3.226%, 7/24/24	CAD	100,000	77,530

			523,582

France — 13.1%
BNP Paribas SA Series EMTN, 2.875%, 9/26/23	EUR	40,000	51,779

		Principal Amount	Value
France (Continued)
Bouygues SA, REGS 3.641%, 10/29/19	EUR	50,000	$60,465
BPCE SA, REGS Series EMTN, 0.75%, 1/22/20	EUR	100,000	117,576
Klepierre SA, REGS Series EMTN, 4.625%, 4/14/20	EUR	50,000	62,419
LVMH Moet Hennessy Louis Vuitton SE, REGS Series EMTN, 0.75%, 5/26/24	EUR	30,000	35,351
Orange SA, REGS Series EMTN, 3.125%, 1/09/24	EUR	100,000	131,238
Suez, REGS Series EMTN, 5.50%, 7/22/24	EUR	50,000	74,047
Total Capital International SA, REGS Series EMTN, 2.125%, 3/15/23	EUR	100,000	125,732

			658,607

Germany — 3.3%
BASF SE, REGS Series EMTN, 1.875%, 2/04/21	EUR	50,000	60,869
Series DIP, 1.625%, 11/15/37	EUR	10,000	11,162
Daimler AG, REGS Series EMTN, 1.375%, 5/11/28	EUR	30,000	34,153
Deutsche Boerse AG, REGS 1.125%, 3/26/28	EUR	10,000	11,762
Deutsche Post AG, REGS Series EMTN, 2.875%, 12/11/24	EUR	15,000	19,775
Series EMTN, 1.00%, 12/13/27	EUR	15,000	17,092
E.ON SE, REGS Series EMTN, 1.625%, 5/22/29	EUR	10,000	11,739

			166,552

Italy — 3.8%
Assicurazioni Generali SpA, REGS Series EMTN, 5.125%, 9/16/24	EUR	50,000	69,604
UniCredit SpA, REGS Series EMTN, 3.25%, 1/14/21	EUR	100,000	121,626

			191,230

Japan — 3.6%
Aozora Bank Ltd. Series 615, 0.24%, 1/27/21	JPY	10,000,000	90,239
Shinkin Central Bank Series 323, 0.03%, 10/27/21	JPY	10,000,000	89,835

			180,074

Luxembourg — 1.9%
Hannover Finance Luxembourg SA 5.75%, 9/14/40	EUR	50,000	63,912
HeidelbergCement Finance Luxembourg SA, REGS 8.50%, 10/31/19	EUR	25,000	31,886

			95,798

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF (Continued)

August 31, 2018

		Principal Amount	Value
Netherlands — 16.5%
ABN AMRO Bank NV, REGS Series EMTN, 0.75%, 6/09/20	EUR	30,000	$35,372
Allianz Finance II BV, REGS Series 61, 3.00%, 3/13/28	EUR	100,000	137,888
BMW Finance NV, REGS Series EMTN, 0.75%, 4/15/24	EUR	40,000	46,505
Cooperatieve Rabobank UA, REGS Series EMTN, 4.75%, 6/06/22	EUR	65,000	88,214
Series GMTN, 1.375%, 2/03/27	EUR	15,000	18,129
Deutsche Telekom International Finance BV, REGS Series EMTN, 1.375%, 1/30/27	EUR	50,000	58,500
Evonik Finance BV, REGS Series EMTN, 0.75%, 9/07/28	EUR	20,000	21,653
Gas Natural Fenosa Finance BV, REGS Series EMTN, 2.875%, 3/11/24	EUR	100,000	129,439
innogy Finance BV, REGS Series EMTN, 5.75%, 2/14/33	EUR	10,000	16,860
Shell International Finance BV, REGS Series EMTN, 0.875%, 8/21/28	CHF	25,000	26,628
Siemens Financieringsmaatschappij NV, REGS Series EMTN, 2.875%, 3/10/28	EUR	50,000	67,752
Telefonica Europe BV, REGS Series EMTN, 5.875%, 2/14/33	EUR	10,000	16,443
Volkswagen Financial Services NV, REGS Series EMTN, 1.75%, 9/12/22	GBP	40,000	51,458
Volkswagen International Finance NV, REGS 4.625%, 3/29/49	EUR	50,000	60,433
Vonovia Finance BV, REGS Series DIP, 1.50%, 3/31/25	EUR	45,000	52,809

			828,083

Spain — 3.6%
Banco Santander SA, REGS Series EMTN, 2.50%, 3/18/25	EUR	100,000	116,526
Telefonica Emisiones SAU, REGS Series EMTN, 4.693%, 11/11/19	EUR	50,000	61,293

			177,819

United Kingdom — 18.7%
Aviva PLC 6.875%, 5/21/67	GBP	15,000	20,439
Barclays Bank PLC, REGS Series EMTN, 6.625%, 3/30/22	EUR	50,000	68,124
BAT International Finance PLC, REGS Series EMTN, 4.00%, 7/07/20	EUR	50,000	62,277

		Principal Amount	Value
United Kingdom (Continued)
Credit Agricole SA, REGS Series EMTN, 3.125%, 2/05/26	EUR	100,000	$134,038
Eastern Power Networks PLC, REGS Series EMTN, 6.25%, 11/12/36	GBP	60,000	112,695
Heathrow Funding Ltd., REGS 5.225%, 2/15/23	GBP	50,000	74,278
HSBC Bank PLC, REGS Series EMTN, 4.00%, 1/15/21	EUR	50,000	63,484
Series EMTN, 4.75%, 3/24/46	GBP	50,000	77,522
Lloyds Bank PLC, REGS Series EMTN, 1.00%, 11/19/21	EUR	100,000	119,134
Series EMTN, 7.625%, 4/22/25	GBP	10,000	16,514
Segro PLC 5.75%, 6/20/35	GBP	15,000	26,499
THFC Funding No 1 PLC 5.125%, 12/21/35	GBP	25,000	41,253
Vodafone Group PLC, REGS Series EMTN, 5.90%, 11/26/32	GBP	30,000	51,815
Wellcome Trust Finance PLC 4.75%, 5/28/21	GBP	50,000	71,027

			939,099

United States — 16.7%
Apple, Inc. Series EMTN, 1.00%, 11/10/22	EUR	100,000	120,528
AT&T, Inc. 2.75%, 5/19/23	EUR	100,000	126,831
Bristol-Myers Squibb Co. 1.75%, 5/15/35	EUR	100,000	118,082
FedEx Corp. 1.625%, 1/11/27	EUR	50,000	59,096
General Electric Co. Series EMTN, 5.25%, 12/07/28	GBP	25,000	39,586
Goldman Sachs Group, Inc., REGS Series EMTN, 1.25%, 5/01/25	EUR	30,000	34,599
Kraft Heinz Foods Co., REGS 2.25%, 5/25/28	EUR	100,000	117,359
Prologis LP 1.375%, 10/07/20	EUR	100,000	119,075
Verizon Communications, Inc., REGS Series MTN, 3.50%, 2/17/23	AUD	20,000	14,501
Walmart, Inc. 5.75%, 12/19/30	GBP	50,000	89,360

			839,017

TOTAL CORPORATE BONDS (Cost $4,801,742)			4,891,627

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF (Continued)

August 31, 2018

		Principal Amount	Value
SOVEREIGN BOND — 0.4%
Japan — 0.4%
Japan Government Ten Year Bond Series 345, 0.10%, 12/20/26	JPY	2,000,000	$18,094

TOTAL SOVEREIGN BOND (Cost $17,873)			18,094

TOTAL INVESTMENTS — 98.0% (Cost $4,819,615)			$4,909,721
Other assets and liabilities, net — 2.0%			101,248

NET ASSETS — 100.0%			$5,010,969

DIP:	Debtor In Possession
DPNT:	Deposit Note
EMTN:	Euro Medium Term Note
GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of August 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	9/5/2018	CAD	522,470	USD	401,511	$1,112	$—
The Bank of Nova Scotia	9/5/2018	CAD	144,000	USD	110,662	307	—
The Bank of Nova Scotia	9/5/2018	USD	511,124	CAD	666,470	—	(370)
The Bank of Nova Scotia	9/6/2018	AUD	124,689	USD	92,702	3,063	—
The Bank of Nova Scotia	9/6/2018	CAD	21,000	USD	16,103	10	—
The Bank of Nova Scotia	9/6/2018	CHF	77,600	USD	78,599	—	(1,504)
The Bank of Nova Scotia	9/6/2018	EUR	7,700	USD	9,031	89	—
The Bank of Nova Scotia	9/6/2018	EUR	2,963,530	USD	3,475,835	34,373	—
The Bank of Nova Scotia	9/6/2018	GBP	567,101	USD	744,881	9,487	—
The Bank of Nova Scotia	9/6/2018	GBP	43,500	USD	55,957	—	(452)
The Bank of Nova Scotia	9/6/2018	JPY	22,020,000	USD	197,133	—	(1,132)
The Bank of Nova Scotia	9/6/2018	USD	90,175	AUD	124,689	—	(536)
The Bank of Nova Scotia	9/6/2018	USD	16,105	CAD	21,000	—	(12)
The Bank of Nova Scotia	9/6/2018	USD	52,554	CHF	52,000	1,123	—
The Bank of Nova Scotia	9/6/2018	USD	26,471	CHF	25,600	—	(45)
The Bank of Nova Scotia	9/6/2018	USD	3,396,524	EUR	2,919,230	—	(6,507)
The Bank of Nova Scotia	9/6/2018	USD	60,057	EUR	52,000	329	—
The Bank of Nova Scotia	9/6/2018	USD	77,496	GBP	59,000	—	(987)
The Bank of Nova Scotia	9/6/2018	USD	716,943	GBP	551,601	—	(1,648)
The Bank of Nova Scotia	9/6/2018	USD	198,584	JPY	22,020,000	—	(319)
The Bank of Nova Scotia	10/3/2018	AUD	124,689	USD	90,168	530	—
The Bank of Nova Scotia	10/3/2018	CAD	21,000	USD	16,114	11	—
The Bank of Nova Scotia	10/3/2018	CAD	666,470	USD	511,395	364	—
The Bank of Nova Scotia	10/3/2018	CHF	25,600	USD	26,531	44	—
The Bank of Nova Scotia	10/3/2018	EUR	2,919,230	USD	3,403,238	6,322	—
The Bank of Nova Scotia	10/3/2018	EUR	15,000	USD	17,490	36	—
The Bank of Nova Scotia	10/3/2018	GBP	2,900	USD	3,774	9	—
The Bank of Nova Scotia	10/3/2018	GBP	551,601	USD	717,716	1,623	—
The Bank of Nova Scotia	10/3/2018	JPY	22,020,000	USD	198,954	309	—

Total unrealized appreciation (depreciation)						$59,141	$(13,512)

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF (Continued)

August 31, 2018

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$4,891,627	$—	$4,891,627
Sovereign Bond	—	18,094	—	18,094
Derivatives (b)
Forward Foreign Currency Contracts	—	59,141	—	59,141

TOTAL	$—	$4,968,862	$—	$4,968,862

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(13,512)	$—	$(13,512)

TOTAL	$—	$(13,512)	$—	$(13,512)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the year ended August 31, 2018.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF

August 31, 2018

		Principal Amount	Value
SOVEREIGN BONDS — 97.7%
Australia — 4.2%
Australia Government Bond 4.50%, 4/15/20, REGS	AUD	25,000	$18,696
5.75%, 7/15/22, REGS	AUD	10,000	8,173
5.50%, 4/21/23, REGS	AUD	50,000	41,254
3.25%, 4/21/25, REGS	AUD	50,000	37,943
4.25%, 4/21/26, REGS	AUD	20,000	16,210
4.75%, 4/21/27, REGS	AUD	25,000	21,144
2.75%, 11/21/27, REGS	AUD	25,000	18,323
2.25%, 5/21/28, REGS	AUD	20,000	14,044
4.50%, 4/21/33, REGS	AUD	25,000	21,890
3.25%, 6/21/39, REGS	AUD	10,000	7,558

			205,235

Austria — 2.9%
Republic of Austria Government Bond 3.90%, 7/15/20, 144A, REGS	EUR	25,000	31,430
1.65%, 10/21/24, 144A, REGS	EUR	5,000	6,373
0.75%, 10/20/26, 144A, REGS	EUR	10,000	11,963
0.50%, 4/20/27, 144A, REGS	EUR	5,000	5,825
6.25%, 7/15/27	EUR	5,000	8,754
2.40%, 5/23/34, 144A, REGS	EUR	50,000	70,094
3.15%, 6/20/44, 144A, REGS	EUR	5,000	8,253

			142,692

Belgium — 4.4%
Kingdom of Belgium Government Bond 3.00%, 9/28/19, REGS	EUR	15,000	18,075
4.25%, 9/28/21, 144A, REGS	EUR	20,000	26,555
4.00%, 3/28/22	EUR	5,000	6,707
0.80%, 6/22/25, 144A, REGS	EUR	25,000	30,071
1.00%, 6/22/26, 144A, REGS	EUR	25,000	30,326
5.50%, 3/28/28	EUR	10,000	16,915
1.00%, 6/22/31, 144A, REGS	EUR	25,000	29,133
5.00%, 3/28/35, 144A, REGS	EUR	5,000	9,122
4.25%, 3/28/41, 144A, REGS	EUR	23,000	40,972
2.15%, 6/22/66, 144A, REGS	EUR	5,000	6,210

			214,086

Canada — 4.2%
Canadian Government Bond 3.50%, 6/01/20	CAD	75,000	58,898
0.75%, 3/01/21	CAD	30,000	22,247
1.50%, 6/01/23	CAD	50,000	37,192
8.00%, 6/01/27	CAD	25,000	27,906
5.75%, 6/01/29	CAD	10,000	10,215
5.75%, 6/01/33	CAD	23,000	25,316
3.50%, 12/01/45	CAD	27,000	25,862

			207,636

Czech Republic — 0.5%
Czech Republic Government Bond 1.00%, 6/26/26, REGS	CZK	600,000	24,954

Denmark — 1.4%
Denmark Government Bond 1.75%, 11/15/25	DKK	200,000	34,961

		Principal Amount	Value
Denmark (Continued)
0.50%, 11/15/27	DKK	200,000	$31,722

			66,683

Finland — 1.3%
Finland Government Bond 1.625%, 9/15/22, 144A, REGS	EUR	25,000	31,264
4.00%, 7/04/25, 144A, REGS	EUR	5,000	7,323
0.75%, 4/15/31, 144A, REGS	EUR	20,000	23,198

			61,785

France — 7.1%
French Republic Government Bond OAT 3.75%, 4/25/21, REGS	EUR	50,000	64,528
4.25%, 10/25/23, REGS	EUR	10,000	14,211
2.25%, 5/25/24, REGS	EUR	100,000	130,919
3.50%, 4/25/26, REGS	EUR	6,000	8,670
1.00%, 5/25/27, REGS	EUR	10,000	12,123
2.75%, 10/25/27, REGS	EUR	10,000	13,940
2.50%, 5/25/30, REGS	EUR	25,000	34,541
4.75%, 4/25/35, REGS	EUR	8,000	14,513
4.50%, 4/25/41, REGS	EUR	2,000	3,755
3.25%, 5/25/45, REGS	EUR	30,000	48,423

			345,623

Germany — 4.8%
Bundesrepublik Deutschland Bundesanleihe 3.00%, 7/04/20, REGS	EUR	20,000	24,774
2.00%, 1/04/22, REGS	EUR	25,000	31,447
1.75%, 2/15/24, REGS	EUR	75,000	96,424
0.25%, 2/15/27, REGS	EUR	20,000	23,407
0.50%, 2/15/28, REGS	EUR	11,000	13,042
4.75%, 7/04/28, REGS	EUR	2,000	3,330
6.25%, 1/04/30, REGS	EUR	2,000	3,842
3.25%, 7/04/42, REGS	EUR	20,000	35,161
2.50%, 8/15/46, REGS	EUR	2,000	3,198

			234,625

Hungary — 0.4%
Hungary Government Bond 3.00%, 6/26/24	HUF	5,000,000	18,135

Indonesia — 1.1%
Indonesia Treasury Bond 8.375%, 9/15/26	IDR	500,000,000	34,266
6.375%, 4/15/42	IDR	400,000,000	21,317

			55,583

Ireland — 1.9%
Ireland Government Bond 5.40%, 3/13/25	EUR	50,000	76,885
1.00%, 5/15/26, REGS	EUR	10,000	11,993
2.40%, 5/15/30, REGS	EUR	5,000	6,659

			95,537

Israel — 0.9%
Israel Government Bond — Fixed 6.25%, 10/30/26	ILS	110,000	42,220

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

August 31, 2018

		Principal Amount	Value
Italy — 6.0%
Italy Buoni Poliennali Del Tesoro 4.50%, 2/01/20, REGS	EUR	15,000	$18,200
0.20%, 10/15/20	EUR	30,000	33,825
3.75%, 8/01/21, REGS	EUR	35,000	42,433
0.95%, 3/15/23	EUR	30,000	32,473
1.45%, 11/15/24	EUR	10,000	10,627
7.25%, 11/01/26	EUR	50,000	74,955
6.50%, 11/01/27	EUR	5,000	7,261
5.25%, 11/01/29	EUR	10,000	13,564
5.00%, 8/01/34, REGS	EUR	20,000	27,203
4.75%, 9/01/44, 144A, REGS	EUR	25,000	33,274

			293,815

Japan — 23.8%
Japan Government Five Year Bond 0.10%, 6/20/21	JPY	4,000,000	36,211
0.10%, 6/20/22	JPY	3,000,000	27,198
0.10%, 3/20/23	JPY	2,000,000	18,147
Japan Government Forty Year Bond 1.40%, 3/20/55	JPY	5,000,000	51,576
Japan Government Ten Year Bond 1.20%, 12/20/20	JPY	20,000,000	185,412
1.00%, 12/20/21	JPY	1,000,000	9,325
0.90%, 6/20/22	JPY	5,000,000	46,682
0.80%, 9/20/22	JPY	6,000,000	55,930
0.60%, 3/20/23	JPY	2,000,000	18,555
0.80%, 6/20/23	JPY	1,000,000	9,379
0.60%, 12/20/23	JPY	2,000,000	18,632
0.40%, 3/20/25	JPY	3,000,000	27,763
0.10%, 12/20/26	JPY	2,000,000	18,094
0.10%, 12/20/27	JPY	4,000,000	36,070
0.10%, 3/20/28	JPY	1,000,000	9,008
Japan Government Thirty Year Bond 2.80%, 9/20/29	JPY	1,000,000	11,591
1.40%, 12/20/32	JPY	1,000,000	10,337
2.50%, 3/20/38	JPY	9,000,000	109,306
2.00%, 9/20/41	JPY	4,000,000	45,859
1.90%, 9/20/42	JPY	1,000,000	11,313
1.80%, 3/20/43	JPY	1,000,000	11,138
1.60%, 6/20/45	JPY	1,000,000	10,772
1.40%, 9/20/45	JPY	1,200,000	12,410
Japan Government Twenty Year Bond 2.10%, 9/20/25	JPY	22,000,000	227,482
1.70%, 9/20/32	JPY	9,000,000	96,254
1.70%, 6/20/33	JPY	5,000,000	53,686

			1,168,130

Lithuania — 0.1%
Lithuania Government International Bond 0.95%, 5/26/27, REGS	EUR	5,000	5,922

Luxembourg — 0.1%
Luxembourg Government Bond 2.125%, 7/10/23, REGS	EUR	5,000	6,439

Malaysia — 1.3%
Malaysia Government Bond 5.248%, 9/15/28	MYR	250,000	65,694

		Principal Amount	Value
Mexico — 1.9%
Mexican Bonos 6.50%, 6/09/22	MXN	1,000,000	$50,048
7.50%, 6/03/27	MXN	500,000	25,494
7.75%, 11/23/34	MXN	300,000	15,365

			90,907

Netherlands — 3.9%
Netherlands Government Bond 0.25%, 1/15/20, 144A, REGS	EUR	20,000	23,508
7.50%, 1/15/23, 144A, REGS	EUR	50,000	77,985
1.75%, 7/15/23, 144A, REGS	EUR	10,000	12,722
2.50%, 1/15/33, 144A, REGS	EUR	25,000	36,123
2.75%, 1/15/47, 144A, REGS	EUR	25,000	41,503

			191,841

New Zealand — 0.4%
New Zealand Government Bond 2.75%, 4/15/25, REGS	NZD	30,000	20,547

Norway — 0.8%
Norway Government Bond 3.75%, 5/25/21, 144A, REGS	NOK	300,000	38,260

Poland — 1.3%
Republic of Poland Government Bond 5.25%, 10/25/20	PLN	75,000	21,786
3.25%, 7/25/25	PLN	150,000	41,254

			63,040

Portugal — 1.7%
Portugal Obrigacoes do Tesouro OT 4.80%, 6/15/20, 144A, REGS	EUR	10,000	12,626
2.20%, 10/17/22, 144A, REGS	EUR	25,000	31,206
2.875%, 10/15/25, 144A, REGS	EUR	15,000	19,160
3.875%, 2/15/30, 144A, REGS	EUR	5,000	6,790
4.10%, 2/15/45, 144A, REGS	EUR	10,000	13,899

			83,681

Russia — 0.7%
Russian Federal Bond — OFZ 7.60%, 4/14/21	RUB	2,500,000	36,863

Singapore — 0.8%
Singapore Government Bond 2.875%, 7/01/29	SGD	50,000	37,959

Slovak Republic — 0.7%
Slovakia Government Bond 3.00%, 2/28/23, REGS	EUR	20,000	26,331
1.875%, 3/09/37, REGS	EUR	5,000	6,280

			32,611

Slovenia — 0.4%
Slovenia Government Bond 1.25%, 3/22/27, REGS	EUR	15,000	18,045

South Korea — 3.9%
Korea International Bond 2.75%, 1/19/27	USD	200,000	188,815

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

August 31, 2018

		Principal Amount	Value
Spain — 4.5%
Spain Government Bond 4.30%, 10/31/19, 144A, REGS	EUR	10,000	$12,244
4.00%, 4/30/20, 144A, REGS	EUR	25,000	31,096
0.75%, 7/30/21	EUR	25,000	29,714
5.90%, 7/30/26, 144A, REGS	EUR	45,000	71,087
6.00%, 1/31/29	EUR	10,000	16,660
1.95%, 7/30/30, 144A, REGS	EUR	5,000	5,971
4.20%, 1/31/37, 144A, REGS	EUR	35,000	53,710

			220,482

Sweden — 0.9%
Sweden Government Bond 2.50%, 5/12/25	SEK	350,000	44,316

Switzerland — 0.9%
Swiss Confederation Government Bond 4.00%, 2/11/23, REGS	CHF	10,000	12,400
1.50%, 7/24/25, REGS	CHF	10,000	11,624
4.00%, 1/06/49, REGS	CHF	10,000	20,411

			44,435

Thailand — 1.8%
Thailand Government Bond 2.125%, 12/17/26	THB	3,000,000	88,363

		Principal Amount	Value
United Kingdom — 6.7%
United Kingdom Gilt 3.75%, 9/07/20, REGS	GBP	25,000	$34,362
8.00%, 6/07/21, REGS	GBP	5,000	7,765
1.75%, 9/07/22, REGS	GBP	25,000	33,458
2.25%, 9/07/23, REGS	GBP	10,000	13,738
5.00%, 3/07/25, REGS	GBP	10,000	16,108
1.50%, 7/22/26, REGS	GBP	20,000	26,440
4.75%, 12/07/30, REGS	GBP	5,000	8,840
4.25%, 6/07/32, REGS	GBP	13,000	22,417
4.25%, 6/07/32, REGS	GBP	5,000	8,622
4.75%, 12/07/38, REGS	GBP	10,000	19,649
4.50%, 12/07/42, REGS	GBP	5,000	9,961
4.25%, 12/07/46, REGS	GBP	57,000	114,279
4.25%, 12/07/49, REGS	GBP	3,000	6,224
3.50%, 7/22/68, REGS	GBP	4,000	8,489

			330,352

TOTAL SOVEREIGN BONDS (Cost $4,837,683)			4,785,311

TOTAL INVESTMENTS — 97.7% (Cost $4,837,683)			$4,785,311
Other assets and liabilities, net — 2.3%			113,488

NET ASSETS — 100.0%			$4,898,799

OFZ:	Obligatsyi Federal’novo Zaima “Federal Loan Obligation”
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of August 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	9/5/2018	CAD	273,667	USD	210,309	$583	$—
The Bank of Nova Scotia	9/5/2018	RUB	2,639,500	USD	42,139	3,053	—
The Bank of Nova Scotia	9/5/2018	USD	209,879	CAD	273,667	—	(152)
The Bank of Nova Scotia	9/5/2018	USD	39,189	RUB	2,639,500	—	(102)
The Bank of Nova Scotia	9/6/2018	AUD	284,135	USD	211,244	6,980	—
The Bank of Nova Scotia	9/6/2018	CHF	44,276	USD	44,846	—	(858)
The Bank of Nova Scotia	9/6/2018	CZK	677,000	USD	30,996	511	—
The Bank of Nova Scotia	9/6/2018	DKK	432,000	USD	68,015	716	—
The Bank of Nova Scotia	9/6/2018	EUR	1,711,282	USD	2,007,111	19,849	—
The Bank of Nova Scotia	9/6/2018	GBP	262,565	USD	344,877	4,392	—
The Bank of Nova Scotia	9/6/2018	HUF	5,400,000	USD	19,742	546	—
The Bank of Nova Scotia	9/6/2018	IDR	900,000,000	USD	62,198	1,142	—
The Bank of Nova Scotia	9/6/2018	ILS	157,500	USD	42,972	—	(736)
The Bank of Nova Scotia	9/6/2018	JPY	2,800,000	USD	25,083	—	(128)
The Bank of Nova Scotia	9/6/2018	JPY	128,558,343	USD	1,150,915	—	(6,610)
The Bank of Nova Scotia	9/6/2018	MXN	1,767,489	USD	94,192	1,768	—
The Bank of Nova Scotia	9/6/2018	MYR	266,200	USD	65,430	663	—
The Bank of Nova Scotia	9/6/2018	NOK	342,000	USD	42,031	1,240	—
The Bank of Nova Scotia	9/6/2018	NZD	29,400	USD	20,013	562	—
The Bank of Nova Scotia	9/6/2018	PLN	258,800	USD	70,804	977	—

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

August 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	9/6/2018	SEK	417,550	USD	47,636	$1,957	$—
The Bank of Nova Scotia	9/6/2018	SGD	63,300	USD	46,519	397	—
The Bank of Nova Scotia	9/6/2018	THB	2,954,700	USD	89,061	—	(1,228)
The Bank of Nova Scotia	9/6/2018	USD	205,486	AUD	284,135	—	(1,222)
The Bank of Nova Scotia	9/6/2018	USD	45,782	CHF	44,276	—	(78)
The Bank of Nova Scotia	9/6/2018	USD	30,612	CZK	677,000	—	(128)
The Bank of Nova Scotia	9/6/2018	USD	67,420	DKK	432,000	—	(121)
The Bank of Nova Scotia	9/6/2018	USD	6,991	EUR	5,961	—	(69)
The Bank of Nova Scotia	9/6/2018	USD	1,984,141	EUR	1,705,321	—	(3,801)
The Bank of Nova Scotia	9/6/2018	USD	341,269	GBP	262,565	—	(785)
The Bank of Nova Scotia	9/6/2018	USD	19,268	HUF	5,400,000	—	(72)
The Bank of Nova Scotia	9/6/2018	USD	61,100	IDR	900,000,000	—	(44)
The Bank of Nova Scotia	9/6/2018	USD	43,757	ILS	157,500	—	(50)
The Bank of Nova Scotia	9/6/2018	USD	1,177,421	JPY	130,558,343	—	(1,889)
The Bank of Nova Scotia	9/6/2018	USD	7,162	JPY	800,000	41	—
The Bank of Nova Scotia	9/6/2018	USD	92,439	MXN	1,767,489	—	(15)
The Bank of Nova Scotia	9/6/2018	USD	64,777	MYR	266,200	—	(10)
The Bank of Nova Scotia	9/6/2018	USD	40,896	NOK	342,000	—	(105)
The Bank of Nova Scotia	9/6/2018	USD	19,507	NZD	29,400	—	(56)
The Bank of Nova Scotia	9/6/2018	USD	70,317	PLN	258,800	—	(491)
The Bank of Nova Scotia	9/6/2018	USD	45,702	SEK	417,550	—	(22)
The Bank of Nova Scotia	9/6/2018	USD	46,203	SGD	63,300	—	(80)
The Bank of Nova Scotia	9/6/2018	USD	90,199	THB	2,954,700	90	—
The Bank of Nova Scotia	10/3/2018	AUD	4,200	USD	3,037	18	—
The Bank of Nova Scotia	10/3/2018	AUD	284,135	USD	205,469	1,207	—
The Bank of Nova Scotia	10/3/2018	CAD	273,667	USD	209,990	149	—
The Bank of Nova Scotia	10/3/2018	CHF	44,276	USD	45,887	76	—
The Bank of Nova Scotia	10/3/2018	CZK	677,000	USD	30,637	124	—
The Bank of Nova Scotia	10/3/2018	DKK	432,000	USD	67,561	117	—
The Bank of Nova Scotia	10/3/2018	EUR	1,705,321	USD	1,988,063	3,693	—
The Bank of Nova Scotia	10/3/2018	GBP	262,565	USD	341,636	773	—
The Bank of Nova Scotia	10/3/2018	HUF	5,400,000	USD	19,300	70	—
The Bank of Nova Scotia	10/3/2018	IDR	900,000,000	USD	59,622	—	(1,228)
The Bank of Nova Scotia	10/3/2018	ILS	157,500	USD	43,837	47	—
The Bank of Nova Scotia	10/3/2018	JPY	130,558,343	USD	1,179,613	1,831	—
The Bank of Nova Scotia	10/3/2018	MXN	1,767,489	USD	92,037	12	—
The Bank of Nova Scotia	10/3/2018	MYR	266,200	USD	64,455	—	(268)
The Bank of Nova Scotia	10/3/2018	NOK	342,000	USD	40,939	104	—
The Bank of Nova Scotia	10/3/2018	NZD	29,400	USD	19,505	54	—
The Bank of Nova Scotia	10/3/2018	PLN	258,800	USD	70,346	485	—
The Bank of Nova Scotia	10/3/2018	RUB	2,639,500	USD	39,071	100	—
The Bank of Nova Scotia	10/3/2018	SEK	417,550	USD	45,796	20	—
The Bank of Nova Scotia	10/3/2018	SGD	63,300	USD	46,216	76	—
The Bank of Nova Scotia	10/3/2018	THB	2,954,700	USD	90,243	—	(114)
The Bank of Nova Scotia	10/3/2018	USD	4,663	CZK	103,000	—	(21)
The Bank of Nova Scotia	10/3/2018	USD	10,727	EUR	9,200	—	(22)

Total unrealized appreciation (depreciation)						$54,423	$(20,505)

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

August 31, 2018

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (a)	$—	$4,785,311	$—	$4,785,311
Derivatives (b)
Forward Foreign Currency Contracts	—	54,423	—	54,423

TOTAL	$—	$4,839,734	$—	$4,839,734

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(20,505)	$—	$(20,505)

TOTAL	$—	$(20,505)	$—	$(20,505)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the year ended August 31, 2018.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

August 31, 2018

	Principal Amount	Value
CORPORATE BONDS — 97.6%
Basic Materials — 4.2%
Chemicals — 2.0%
Chemours Co. 5.375%, 5/15/27	$150,000	$147,750
Consolidated Energy Finance SA, 144A 6.875%, 6/15/25	200,000	207,100
Hexion, Inc. 6.625%, 4/15/20	350,000	332,062
10.375%, 2/01/22, 144A	200,000	197,806
INEOS Group Holdings SA, 144A 5.625%, 8/01/24 (a)	220,000	217,705
NOVA Chemicals Corp. 5.25%, 8/01/23, 144A	150,000	150,562
5.25%, 6/01/27, 144A	750,000	714,375
OCI NV, 144A 6.625%, 4/15/23	200,000	207,750
Olin Corp. 5.00%, 2/01/30	300,000	287,625
Platform Specialty Products Corp., 144A 5.875%, 12/01/25	250,000	248,438
SPCM SA, 144A 4.875%, 9/15/25	250,000	239,608

		2,950,781

Iron/Steel — 0.9%
AK Steel Corp. 7.00%, 3/15/27	150,000	142,875
Allegheny Technologies, Inc. 5.95%, 1/15/21	200,000	204,000
7.875%, 8/15/23	155,000	166,431
Cleveland-Cliffs, Inc. 5.75%, 3/01/25	342,000	337,147
U.S. Steel Corp. 6.25%, 3/15/26	200,000	199,750
United States Steel Corp. 6.875%, 8/15/25	246,000	250,920

		1,301,123

Mining — 1.3%
Alcoa Nederland Holding BV 7.00%, 9/30/26, 144A	150,000	162,562
6.125%, 5/15/28, 144A	200,000	207,000
Constellium NV, 144A 5.75%, 5/15/24	500,000	500,625
FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22, 144A	300,000	295,515
5.125%, 5/15/24, 144A (a)	150,000	145,688
Freeport-McMoRan, Inc. 4.55%, 11/14/24	270,000	261,225
Hudbay Minerals, Inc., 144A 7.625%, 1/15/25	310,000	316,588

		1,889,203

Communications — 24.7%
Advertising — 0.1%
Acosta, Inc., 144A 7.75%, 10/01/22	315,000	144,112

	Principal Amount	Value
Internet — 1.2%
Netflix, Inc., 144A 5.875%, 11/15/28	$500,000	$503,655
Symantec Corp., 144A 5.00%, 4/15/25	400,000	397,710
Zayo Group LLC / Zayo Capital, Inc. 6.375%, 5/15/25	479,000	502,351
5.75%, 1/15/27, 144A	385,000	386,925

		1,790,641

Media — 12.0%
Altice Financing SA 6.625%, 2/15/23, 144A	600,000	605,244
7.50%, 5/15/26, 144A	700,000	670,250
Altice Finco SA, 144A 8.125%, 1/15/24 (a)	100,000	101,250
Altice France SA 6.25%, 5/15/24, 144A	250,000	247,813
7.375%, 5/01/26, 144A	1,750,000	1,725,938
8.125%, 2/01/27, 144A	450,000	457,875
Altice Luxembourg SA 7.75%, 5/15/22, 144A	620,000	599,850
7.625%, 2/15/25, 144A (a)	520,000	482,581
Altice US Finance I Corp., 144A 5.50%, 5/15/26	500,000	492,500
Cablevision Systems Corp. 5.875%, 9/15/22	250,000	255,000
CCO Holdings LLC / CCO Holdings Capital Corp. 5.375%, 5/01/25, 144A	500,000	498,125
5.50%, 5/01/26, 144A	450,000	445,500
5.125%, 5/01/27, 144A	1,200,000	1,147,500
5.875%, 5/01/27, 144A	50,000	49,562
5.00%, 2/01/28, 144A	500,000	470,765
Cengage Learning, Inc., 144A 9.50%, 6/15/24	175,000	151,480
Cequel Communications Holdings I LLC / Cequel Capital Corp. 7.75%, 7/15/25, 144A	375,000	400,781
7.50%, 4/01/28, 144A	250,000	261,875
CSC Holdings LLC 5.25%, 6/01/24	250,000	243,125
5.50%, 4/15/27, 144A	550,000	536,937
5.375%, 2/01/28, 144A	200,000	192,190
DISH DBS Corp. 6.75%, 6/01/21	500,000	508,750
5.875%, 7/15/22	690,000	664,987
5.00%, 3/15/23 (a)	350,000	312,812
5.875%, 11/15/24	550,000	480,563
7.75%, 7/01/26	650,000	589,063
Gray Television, Inc. 5.125%, 10/15/24, 144A	30,000	29,475
5.875%, 7/15/26, 144A	300,000	300,750
Meredith Corp., 144A 6.875%, 2/01/26	400,000	406,000
Nexstar Broadcasting, Inc., 144A 5.625%, 8/01/24	500,000	492,600

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Media (Continued)
Sinclair Television Group, Inc., 144A 5.125%, 2/15/27	$300,000	$279,000
Sirius XM Radio, Inc., 144A 5.00%, 8/01/27	450,000	437,058
Telenet Finance Luxembourg Notes Sarl, 144A 5.50%, 3/01/28	200,000	188,000
Univision Communications, Inc. 5.125%, 5/15/23, 144A	350,000	333,375
5.125%, 2/15/25, 144A	485,000	446,200
UPC Holding BV, 144A 5.50%, 1/15/28	650,000	606,938
UPCB Finance IV Ltd., 144A 5.375%, 1/15/25	400,000	396,040
Virgin Media Secured Finance PLC, 144A 5.25%, 1/15/26	400,000	390,580
Ziggo Bond Finance BV 5.875%, 1/15/25, 144A	200,000	187,750
6.00%, 1/15/27, 144A	100,000	91,000
Ziggo BV, 144A 5.50%, 1/15/27	550,000	519,409

		17,696,491

Telecommunications — 11.4%
CenturyLink, Inc.
Series T, 5.80%, 3/15/22	600,000	616,320
Series Y, 7.50%, 4/01/24 (a)	506,000	542,685
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24	200,000	177,000
CommScope Technologies LLC, 144A 5.00%, 3/15/27	150,000	146,250
CommScope, Inc., 144A 5.50%, 6/15/24	850,000	863,812
Consolidated Communications, Inc. 6.50%, 10/01/22 (a)	160,000	151,800
DKT Finance ApS, 144A 9.375%, 6/17/23	200,000	212,000
Frontier Communications Corp. 8.75%, 4/15/22	200,000	162,000
10.50%, 9/15/22	700,000	619,500
7.125%, 1/15/23	200,000	137,250
7.625%, 4/15/24	250,000	158,750
6.875%, 1/15/25	175,000	103,250
11.00%, 9/15/25	1,070,000	823,900
8.50%, 4/01/26, 144A	500,000	472,275
GTH Finance BV, 144A 7.25%, 4/26/23	200,000	208,553
GTT Communications, Inc., 144A 7.875%, 12/31/24 (a)	150,000	142,500
Hughes Satellite Systems Corp. 6.625%, 8/01/26	450,000	432,000
Inmarsat Finance PLC, 144A 6.50%, 10/01/24	100,000	103,000
Intelsat Connect Finance SA, 144A 9.50%, 2/15/23	350,000	349,282
Intelsat Jackson Holdings SA 7.25%, 10/15/20	600,000	602,250

	Principal Amount	Value
Telecommunications (Continued)
7.50%, 4/01/21	$175,000	$176,969
5.50%, 8/01/23	250,000	228,675
9.75%, 7/15/25, 144A	750,000	795,937
Intelsat Luxembourg SA 7.75%, 6/01/21 (a)	592,000	573,500
8.125%, 6/01/23	300,000	261,375
Level 3 Financing, Inc. 5.375%, 1/15/24	330,000	330,825
5.25%, 3/15/26	447,000	439,222
Nokia OYJ 4.375%, 6/12/27	150,000	144,563
Sprint Communications, Inc. 11.50%, 11/15/21	770,000	910,525
6.00%, 11/15/22	215,000	218,158
Sprint Corp. 7.25%, 9/15/21	650,000	683,111
7.875%, 9/15/23	1,100,000	1,186,625
7.125%, 6/15/24	1,350,000	1,404,000
7.625%, 2/15/25	100,000	106,375
7.625%, 3/01/26	400,000	421,064
VEON Holdings BV, 144A 4.95%, 6/16/24	400,000	380,120
Wind Tre SpA, 144A 5.00%, 1/20/26	700,000	629,766
Windstream Services LLC / Windstream Finance Corp. 10.50%, 6/30/24, 144A	475,000	384,750
9.00%, 6/30/25, 144A	126,000	91,665
8.625%, 10/31/25, 144A	245,000	229,688
WTT Investment Ltd., 144A 5.50%, 11/21/22	200,000	200,878

		16,822,168

Consumer, Cyclical — 12.0%
Apparel — 0.2%
Hanesbrands, Inc., 144A 4.875%, 5/15/26	350,000	338,625

Auto Manufacturers — 0.9%
Jaguar Land Rover Automotive PLC 5.625%, 2/01/23, 144A	250,000	247,500
4.50%, 10/01/27, 144A	125,000	106,406
Navistar International Corp., 144A 6.625%, 11/01/25	500,000	522,500
Tesla, Inc., 144A 5.30%, 8/15/25	500,000	434,375

		1,310,781

Auto Parts & Equipment — 0.9%
Adient Global Holdings Ltd., 144A 4.875%, 8/15/26	500,000	452,500
American Axle & Manufacturing, Inc. 6.25%, 4/01/25	150,000	149,812
6.50%, 4/01/27 (a)	170,000	168,938
Goodyear Tire & Rubber Co. 5.00%, 5/31/26	50,000	47,125
4.875%, 3/15/27 (a)	450,000	414,000

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Auto Parts & Equipment (Continued)
Tenneco, Inc. 5.00%, 7/15/26	$100,000	$89,000

		1,321,375

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc., 144A 5.875%, 5/15/26	200,000	201,240
Core & Main LP, 144A 6.125%, 8/15/25	150,000	144,750
KAR Auction Services, Inc., 144A 5.125%, 6/01/25	300,000	294,750

		640,740

Entertainment — 2.1%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/25	200,000	194,876
5.875%, 11/15/26	230,000	224,825
6.125%, 5/15/27	150,000	147,750
Caesars Resort Collection LLC / CRC Finco, Inc., 144A 5.25%, 10/15/25	500,000	479,375
Eldorado Resorts, Inc. 6.00%, 4/01/25	324,000	330,885
International Game Technology PLC, 144A 6.50%, 2/15/25	450,000	474,750
LHMC Finco Sarl, 144A 7.875%, 12/20/23	200,000	202,000
Mohegan Gaming & Entertainment, 144A 7.875%, 10/15/24	100,000	93,125
Scientific Games International, Inc., 144A 5.00%, 10/15/25	350,000	333,375
Six Flags Entertainment Corp., 144A 4.875%, 7/31/24	540,000	531,900

		3,012,861

Food Service — 0.2%
Aramark Services, Inc., 144A 5.00%, 2/01/28	300,000	294,375

Home Builders — 1.2%
CalAtlantic Group, Inc. 5.25%, 6/01/26	75,000	75,281
K Hovnanian Enterprises, Inc., 144A 10.50%, 7/15/24	250,000	248,750
Lennar Corp. 5.25%, 6/01/26	24,000	23,872
4.75%, 11/29/27	250,000	239,688
Mattamy Group Corp., 144A 6.50%, 10/01/25	150,000	148,530
PulteGroup, Inc. 5.50%, 3/01/26	453,000	451,301
5.00%, 1/15/27	70,000	66,938
Toll Brothers Finance Corp. 4.875%, 3/15/27	200,000	192,000
4.35%, 2/15/28	100,000	92,000

	Principal Amount	Value
Home Builders (Continued)
William Lyon Homes, Inc., 144A 6.00%, 9/01/23	$150,000	$145,545

		1,683,905

Home Furnishings — 0.2%
Tempur Sealy International, Inc. 5.50%, 6/15/26	350,000	342,125

Leisure Time — 0.6%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/01/22 (a)	100,000	100,532
Sabre GLBL, Inc. 5.375%, 4/15/23, 144A	70,000	70,875
5.25%, 11/15/23, 144A	430,000	433,066
Viking Cruises Ltd., 144A 5.875%, 9/15/27	270,000	265,950

		870,423

Lodging — 1.7%
Boyd Gaming Corp. 6.375%, 4/01/26	225,000	230,906
6.00%, 8/15/26	200,000	202,500
Diamond Resorts International, Inc. 7.75%, 9/01/23, 144A	20,000	20,994
10.75%, 9/01/24, 144A	300,000	314,250
Melco Resorts Finance Ltd., 144A 4.875%, 6/06/25	250,000	237,983
MGM Resorts International 4.625%, 9/01/26	350,000	331,625
Station Casinos LLC, 144A 5.00%, 10/01/25	50,000	48,437
Studio City Co. Ltd., 144A 7.25%, 11/30/21	400,000	411,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 3/01/25, 144A	300,000	297,570
5.25%, 5/15/27, 144A	450,000	421,313

		2,516,578

Retail — 3.3%
1011778 BC ULC / New Red Finance, Inc., 144A 5.00%, 10/15/25	850,000	824,500
Asbury Automotive Group, Inc. 6.00%, 12/15/24	200,000	201,500
Beacon Roofing Supply, Inc., 144A 4.875%, 11/01/25	430,000	398,825
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/01/21 (a)	500,000	460,000
6.75%, 6/15/23	100,000	86,500
Golden Nugget, Inc. 6.75%, 10/15/24, 144A	320,000	326,000
8.75%, 10/01/25, 144A	280,000	296,100
IRB Holding Corp., 144A 6.75%, 2/15/26 (a)	150,000	143,625
JC Penney Corp., Inc., 144A 5.875%, 7/01/23 (a)	150,000	135,375

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Retail (Continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.75%, 6/01/27	$194,000	$185,270
L Brands, Inc. 5.25%, 2/01/28	300,000	258,375
Neiman Marcus Group Ltd. LLC, 144A 8.00%, 10/15/21	330,000	225,225
PetSmart, Inc. 7.125%, 3/15/23, 144A	800,000	542,000
5.875%, 6/01/25, 144A	275,000	224,468
8.875%, 6/01/25, 144A	50,000	34,000
Sears Holdings Corp. 8.00%, 12/15/19	175,000	71,094
Staples, Inc., 144A 8.50%, 9/15/25	300,000	284,220
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/01/24	150,000	147,750

		4,844,827

Storage / Warehousing — 0.1%
Algeco Global Finance PLC, 144A 8.00%, 2/15/23	150,000	154,875

Toys/Games/Hobbies — 0.2%
Mattel, Inc., 144A 6.75%, 12/31/25	300,000	294,582

Consumer, Non-cyclical — 18.4%
Agriculture — 0.1%
Vector Group Ltd., 144A 6.125%, 2/01/25	250,000	240,625

Commercial Services — 4.9%
ADT Corp. 4.125%, 6/15/23	300,000	286,125
Ahern Rentals, Inc., 144A 7.375%, 5/15/23	130,000	128,544
APX Group, Inc. 8.75%, 12/01/20	500,000	501,250
7.875%, 12/01/22	350,000	358,312
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.125%, 6/01/22, 144A	115,000	114,712
5.50%, 4/01/23	300,000	299,625
Brink’s Co., 144A 4.625%, 10/15/27	150,000	140,625
Gartner, Inc., 144A 5.125%, 4/01/25	200,000	203,000
Herc Rentals, Inc., 144A 7.75%, 6/01/24	174,000	188,520
Hertz Corp. 5.875%, 10/15/20	425,000	424,868
7.375%, 1/15/21 (a)	150,000	150,562
7.625%, 6/01/22, 144A	350,000	348,250
6.25%, 10/15/22 (a)	70,000	65,625
5.50%, 10/15/24, 144A	225,000	189,563

	Principal Amount	Value
Commercial Services (Continued)
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/01/23	$400,000	$403,000
Laureate Education, Inc., 144A 8.25%, 5/01/25	50,000	54,063
Monitronics International, Inc. 9.125%, 4/01/20 (a)	160,000	118,400
Nielsen Co. Luxembourg SARL, 144A 5.00%, 2/01/25	200,000	195,000
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	610,000	593,866
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 9.25%, 5/15/23	730,000	783,874
RR Donnelley & Sons Co. 7.875%, 3/15/21 (a)	50,000	52,938
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	200,000	197,000
Team Health Holdings, Inc., 144A 6.375%, 2/01/25 (a)	333,000	290,543
United Rentals North America, Inc. 4.875%, 1/15/28	850,000	812,281
Verscend Escrow Corp., 144A 9.75%, 8/15/26	300,000	308,160

		7,208,706

Cosmetics/Personal Care — 0.8%
Avon Products, Inc. 6.60%, 3/15/20	400,000	401,536
7.00%, 3/15/23	50,000	43,125
Coty, Inc., 144A 6.50%, 4/15/26 (a)	200,000	188,625
First Quality Finance Co., Inc., 144A 5.00%, 7/01/25	400,000	376,000
Revlon Consumer Products Corp. 5.75%, 2/15/21 (a)	150,000	123,750
6.25%, 8/01/24	100,000	58,500

		1,191,536

Food — 2.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.625%, 6/15/24	295,000	286,150
5.75%, 3/15/25	400,000	364,000
B&G Foods, Inc. 5.25%, 4/01/25 (a)	200,000	194,750
Pilgrim’s Pride Corp. 5.75%, 3/15/25, 144A	250,000	242,500
5.875%, 9/30/27, 144A	230,000	219,075
Post Holdings, Inc. 5.50%, 3/01/25, 144A	650,000	650,000
5.00%, 8/15/26, 144A	700,000	673,750
5.75%, 3/01/27, 144A	250,000	247,500
5.625%, 1/15/28, 144A	80,000	77,600

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Food (Continued)
Sigma Holdco BV, 144A 7.875%, 5/15/26	$200,000	$190,000

		3,145,325

Healthcare-Products — 2.2%
Avantor, Inc. 6.00%, 10/01/24, 144A	330,000	335,775
9.00%, 10/01/25, 144A	700,000	723,625
DJO Finance LLC / DJO Finance Corp., 144A 8.125%, 6/15/21	350,000	363,230
Kinetic Concepts, Inc. / KCI USA, Inc. 7.875%, 2/15/21, 144A	230,000	238,050
12.50%, 11/01/21, 144A	54,000	59,400
Mallinckrodt International Finance SA 4.75%, 4/15/23 (a)	158,000	137,855
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 5.75%, 8/01/22, 144A	370,000	346,875
5.625%, 10/15/23, 144A (a)	250,000	224,063
5.50%, 4/15/25, 144A (a)	200,000	171,750
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 6.625%, 5/15/22	450,000	443,812
Sotera Health Holdings LLC, 144A 6.50%, 5/15/23	150,000	154,785

		3,199,220

Healthcare-Services — 4.2%
AHP Health Partners, Inc., 144A 9.75%, 7/15/26	200,000	210,500
CHS/Community Health Systems, Inc. 5.125%, 8/01/21 (a)	100,000	97,000
6.875%, 2/01/22	862,000	443,930
6.25%, 3/31/23	980,000	935,900
11.00%, 6/30/23, 144A (a)	1,000,000	900,000
8.125%, 6/30/24, 144A (a)	96,000	79,440
DaVita, Inc. 5.00%, 5/01/25	475,000	452,437
HCA, Inc. 5.625%, 9/01/28	300,000	301,500
MPH Acquisition Holdings LLC, 144A 7.125%, 6/01/24	450,000	466,875
Surgery Center Holdings, Inc., 144A 8.875%, 4/15/21 (a)	250,000	261,563
Tenet Healthcare Corp. 8.125%, 4/01/22	850,000	901,000
6.75%, 6/15/23	400,000	401,500
5.125%, 5/01/25	150,000	149,250
7.00%, 8/01/25	575,000	576,078

		6,176,973

Pharmaceuticals — 4.1%
Bausch Health Cos., Inc. 7.50%, 7/15/21, 144A	450,000	457,990
5.625%, 12/01/21, 144A	300,000	298,125
5.50%, 3/01/23, 144A	300,000	284,289
5.875%, 5/15/23, 144A	900,000	863,775

	Principal Amount	Value
Pharmaceuticals (Continued)
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 7/15/23, 144A	$500,000	$432,500
6.00%, 2/01/25, 144A	320,000	266,400
Endo Finance LLC, 144A 5.75%, 1/15/22	300,000	279,000
Endo Finance LLC / Endo Finco, Inc., 144A 5.375%, 1/15/23	150,000	129,000
Horizon Pharma, Inc. 6.625%, 5/01/23	200,000	204,500
Valeant Pharmaceuticals International, 144A 9.25%, 4/01/26	300,000	318,984
Valeant Pharmaceuticals International, Inc. 6.125%, 4/15/25, 144A	915,000	854,381
5.50%, 11/01/25, 144A	400,000	400,500
9.00%, 12/15/25, 144A	1,005,000	1,066,556
Vizient, Inc., 144A 10.375%, 3/01/24	150,000	164,625

		6,020,625

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Stena AB, 144A 7.00%, 2/01/24	150,000	141,375

Energy — 11.6%
Oil & Gas — 10.0%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A 10.00%, 4/01/22	350,000	388,500
Baytex Energy Corp., 144A 5.125%, 6/01/21	386,000	377,315
Bruin E&P Partners LLC, 144A 8.875%, 8/01/23	150,000	155,625
California Resources Corp., 144A 8.00%, 12/15/22 (a)	600,000	540,750
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21	660,000	653,400
Chesapeake Energy Corp. 8.00%, 1/15/25	284,000	290,745
8.00%, 6/15/27 (a)	600,000	609,000
Citgo Holding, Inc., 144A 10.75%, 2/15/20	500,000	536,250
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	100,000	101,250
Continental Resources, Inc. 5.00%, 9/15/22	460,000	466,205
CrownRock LP / CrownRock Finance, Inc., 144A 5.625%, 10/15/25	445,000	433,875
Denbury Resources, Inc. 9.00%, 5/15/21, 144A	155,000	167,400
9.25%, 3/31/22, 144A	100,000	107,125
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	150,000	153,375

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Oil & Gas (Continued)
Endeavor Energy Resources LP / EER Finance, Inc., 144A 5.75%, 1/30/28	$105,000	$105,131
Ensco PLC 4.50%, 10/01/24	346,000	288,477
5.20%, 3/15/25 (a)	375,000	315,000
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/01/24, 144A	550,000	435,875
8.00%, 11/29/24, 144A	250,000	251,875
8.00%, 2/15/25, 144A	55,000	40,012
7.75%, 5/15/26, 144A	200,000	205,000
Extraction Oil & Gas, Inc., 144A 5.625%, 2/01/26	300,000	282,375
Gulfport Energy Corp. 6.00%, 10/15/24	625,000	620,312
Hilcorp Energy I LP / Hilcorp Finance Co., 144A 5.75%, 10/01/25	200,000	199,500
Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, 4/01/22 (a)	100,000	61,500
9.25%, 3/15/23, 144A	150,000	152,625
Jupiter Resources, Inc., 144A 8.50%, 10/01/22	350,000	177,625
MEG Energy Corp. 6.375%, 1/30/23, 144A	250,000	228,125
7.00%, 3/31/24, 144A	390,000	355,875
6.50%, 1/15/25, 144A	30,000	29,962
Nabors Industries, Inc., 144A 5.75%, 2/01/25	300,000	289,377
Noble Holding International Ltd. 7.75%, 1/15/24 (a)	347,000	340,927
7.95%, 4/01/25 (a)	50,000	47,750
7.875%, 2/01/26, 144A (a)	175,000	180,031
Oasis Petroleum, Inc., 144A 6.25%, 5/01/26	150,000	152,813
Parkland Fuel Corp., 144A 6.00%, 4/01/26	100,000	100,250
PBF Holding Co LLC / PBF Finance Corp. 7.25%, 6/15/25	145,000	153,338
PDC Energy, Inc. 5.75%, 5/15/26	175,000	170,406
Precision Drilling Corp., 144A 7.125%, 1/15/26	200,000	206,250
Puma International Financing SA, 144A 5.00%, 1/24/26	325,000	287,404
QEP Resources, Inc. 5.625%, 3/01/26	125,000	120,000
Range Resources Corp. 4.875%, 5/15/25	200,000	192,500
Rowan Cos., Inc. 4.875%, 6/01/22	400,000	374,000
Sable Permian Resources Land LLC / AEPB Finance Corp. 7.125%, 11/01/20, 144A	350,000	225,750
7.375%, 11/01/21, 144A	50,000	31,500

	Principal Amount	Value
Oil & Gas (Continued)
Sanchez Energy Corp. 7.75%, 6/15/21	$550,000	$385,000
6.125%, 1/15/23	150,000	85,448
SM Energy Co. 5.00%, 1/15/24	100,000	97,500
5.625%, 6/01/25 (a)	275,000	273,625
6.75%, 9/15/26 (a)	50,000	52,063
6.625%, 1/15/27	100,000	103,254
Southwestern Energy Co. 6.20%, 1/23/25	460,000	462,300
7.75%, 10/01/27	150,000	159,375
Sunoco LP / Sunoco Finance Corp. 5.50%, 2/15/26, 144A	100,000	96,000
5.875%, 3/15/28, 144A	100,000	96,000
Transocean, Inc. 5.80%, 10/15/22	70,000	69,475
9.00%, 7/15/23, 144A	50,000	54,063
7.50%, 1/15/26, 144A	550,000	561,688
Ultra Resources, Inc. 6.875%, 4/15/22, 144A	50,000	24,625
7.125%, 4/15/25, 144A (a)	230,000	102,925
Whiting Petroleum Corp. 6.625%, 1/15/26	400,000	417,500
Wildhorse Resource Development Corp. 6.875%, 2/01/25	150,000	151,875

		14,795,096

Oil & Gas Services — 1.2%
Bristow Group, Inc. 6.25%, 10/15/22 (a)	260,000	184,600
KCA Deutag UK Finance PLC, 144A 9.875%, 4/01/22	200,000	200,500
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 144A 10.625%, 5/01/24	400,000	426,620
SESI LLC 7.75%, 9/15/24	100,000	103,750
Weatherford International Ltd. 7.75%, 6/15/21 (a)	274,000	269,548
4.50%, 4/15/22	200,000	175,000
8.25%, 6/15/23 (a)	300,000	279,750
9.875%, 2/15/24	150,000	142,500

		1,782,268

Pipelines — 0.4%
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/01/25	250,000	243,125
6.25%, 5/15/26	170,000	160,650
NuStar Logistics LP 5.625%, 4/28/27	150,000	150,000

		553,775

Financial — 11.2%
Banks — 0.8%
CIT Group, Inc. 6.125%, 3/09/28	200,000	209,500

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Banks (Continued)
Freedom Mortgage Corp. 8.125%, 11/15/24, 144A	$250,000	$242,813
8.25%, 4/15/25, 144A	100,000	97,125
Intesa Sanpaolo SpA 5.017%, 6/26/24, 144A	450,000	407,683
5.71%, 1/15/26, 144A	270,000	245,506

		1,202,627

Diversified Financial Services — 5.0%
Ally Financial, Inc. 5.75%, 11/20/25	750,000	780,000
Blackstone CQP Holdco LP, 144A 6.50%, 3/20/21	500,000	503,926
Curo Group Holdings Corp., 144A 8.25%, 9/01/25	150,000	148,875
Jefferies Finance LLC / JFIN Co-Issuer Corp., 144A 6.875%, 4/15/22	500,000	507,500
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A 5.25%, 10/01/25	250,000	235,312
Lincoln Finance Ltd., 144A 7.375%, 4/15/21	100,000	103,375
LPL Holdings, Inc., 144A 5.75%, 9/15/25	400,000	392,000
Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/23, 144A	200,000	208,000
9.125%, 7/15/26, 144A	300,000	313,125
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 7/01/21	150,000	150,375
Navient Corp. Series MTN, 7.25%, 1/25/22	70,000	74,288
6.50%, 6/15/22	250,000	258,825
5.50%, 1/25/23	650,000	645,118
7.25%, 9/25/23	500,000	530,000
Series MTN, 6.125%, 3/25/24	100,000	99,750
5.875%, 10/25/24	100,000	97,250
6.75%, 6/15/26	200,000	196,750
NFP Corp., 144A 6.875%, 7/15/25	125,000	123,125
Quicken Loans, Inc. 5.75%, 5/01/25, 144A	445,000	442,775
5.25%, 1/15/28, 144A	230,000	211,600
Springleaf Finance Corp. 6.125%, 5/15/22	250,000	258,125
5.625%, 3/15/23	281,000	281,000
6.875%, 3/15/25	500,000	501,400
7.125%, 3/15/26	300,000	299,084

		7,361,578

Insurance — 1.1%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A 8.25%, 8/01/23	200,000	208,000
Ardonagh Midco 3 PLC, 144A 8.625%, 7/15/23	130,000	132,600

	Principal Amount	Value
Insurance (Continued)
AssuredPartners, Inc., 144A 7.00%, 8/15/25	$150,000	$147,375
Genworth Holdings, Inc. 7.625%, 9/24/21	650,000	676,000
4.80%, 2/15/24	25,000	22,375
HUB International Ltd., 144A 7.00%, 5/01/26	400,000	398,420

		1,584,770

Real Estate — 0.7%
Howard Hughes Corp., 144A 5.375%, 3/15/25	300,000	297,000
Kennedy-Wilson, Inc. 5.875%, 4/01/24	309,000	307,841
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A 4.875%, 6/01/23	300,000	282,000
WeWork Cos., Inc., 144A 7.875%, 5/01/25	200,000	194,780

		1,081,621

Real Estate Investment Trusts — 2.8%
CBL & Associates LP 5.25%, 12/01/23	100,000	84,760
5.95%, 12/15/26	200,000	163,000
CyrusOne LP / CyrusOne Finance Corp. 5.375%, 3/15/27	150,000	151,125
Equinix, Inc. 5.375%, 5/15/27	250,000	255,000
ESH Hospitality, Inc., 144A 5.25%, 5/01/25	410,000	398,212
Iron Mountain, Inc. 5.75%, 8/15/24	230,000	228,563
4.875%, 9/15/27, 144A	420,000	391,272
5.25%, 3/15/28, 144A	200,000	190,250
iStar, Inc. 5.25%, 9/15/22	300,000	297,750
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.50%, 9/01/26	250,000	239,375
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/01/26	515,000	517,575
5.00%, 10/15/27	54,000	53,055
SBA Communications Corp. 4.875%, 9/01/24	350,000	346,220
Starwood Property Trust, Inc. 4.75%, 3/15/25	150,000	142,875
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A 7.125%, 12/15/24	30,000	27,253
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A	100,000	96,250
8.25%, 10/15/23	494,000	467,912

		4,050,447

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Venture Capital — 0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/01/22	$100,000	$102,079
6.25%, 2/01/22	850,000	875,415
6.75%, 2/01/24	250,000	259,063

		1,236,557

Industrial — 7.7%
Aerospace/Defense — 1.8%
Bombardier, Inc. 6.00%, 10/15/22, 144A	150,000	151,125
6.125%, 1/15/23, 144A	800,000	810,000
7.50%, 12/01/24, 144A	560,000	590,100
7.50%, 3/15/25, 144A	100,000	103,250
TransDigm, Inc. 6.50%, 7/15/24	100,000	101,875
6.50%, 5/15/25	500,000	510,000
6.375%, 6/15/26	431,000	436,657

		2,703,007

Building Materials — 1.3%
Builders FirstSource, Inc., 144A 5.625%, 9/01/24	300,000	292,500
Griffon Corp. 5.25%, 3/01/22	305,000	302,042
Jeld-Wen, Inc. 4.625%, 12/15/25, 144A	100,000	93,500
4.875%, 12/15/27, 144A	100,000	93,500
Standard Industries, Inc. 5.375%, 11/15/24, 144A	385,000	387,406
6.00%, 10/15/25, 144A	425,000	436,764
5.00%, 2/15/27, 144A	140,000	133,350
Standard Industries, Inc./NJ, 144A 4.75%, 1/15/28	210,000	196,413

		1,935,475

Electronics — 0.1%
Itron, Inc., 144A 5.00%, 1/15/26	150,000	143,355

Engineering & Construction — 0.7%
AECOM 5.125%, 3/15/27	300,000	295,500
Brand Industrial Services, Inc., 144A 8.50%, 7/15/25	341,000	351,656
Pisces Midco, Inc., 144A 8.00%, 4/15/26	100,000	103,000
StandardAero Aviation Holdings, Inc., 144A 10.00%, 7/15/23	200,000	216,000

		966,156

Environmental Control — 0.3%
Covanta Holding Corp. 5.875%, 3/01/24	150,000	151,500
5.875%, 7/01/25	150,000	149,920

	Principal Amount	Value
Environmental Control (Continued)
GFL Environmental, Inc., 144A 5.375%, 3/01/23	$150,000	$142,875

		444,295

Machinery-Construction & Mining — 0.4%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 144A 9.25%, 3/15/24	300,000	315,750
Vertiv Group Corp., 144A 9.25%, 10/15/24	250,000	258,125

		573,875

Machinery-Diversified — 0.1%
Cloud Crane LLC, 144A 10.125%, 8/01/24	112,000	122,080

Metal Fabricate/Hardware — 0.5%
Novelis Corp. 6.25%, 8/15/24, 144A	200,000	203,000
5.875%, 9/30/26, 144A	570,000	556,491

		759,491

Packaging & Containers — 2.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, 5/15/24, 144A	150,000	158,250
6.00%, 2/15/25, 144A	650,000	637,000
Berry Global, Inc., 144A 4.50%, 2/15/26	200,000	188,000
BWAY Holding Co. 5.50%, 4/15/24, 144A	530,000	528,012
7.25%, 4/15/25, 144A	250,000	244,375
Flex Acquisition Co., Inc. 6.875%, 1/15/25, 144A	190,000	183,825
7.875%, 7/15/26, 144A	150,000	150,562
Multi-Color Corp., 144A 4.875%, 11/01/25	200,000	187,000
Owens-Brockway Glass Container, Inc., 144A 5.875%, 8/15/23	350,000	360,063
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg, 144A 7.00%, 7/15/24	250,000	254,469

		2,891,556

Transportation — 0.1%
Hornbeck Offshore Services, Inc. 5.00%, 3/01/21	100,000	72,500
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23	150,000	154,688

		227,188

Trucking & Leasing — 0.4%
Park Aerospace Holdings Ltd. 4.50%, 3/15/23, 144A	120,000	118,950
5.50%, 2/15/24, 144A	500,000	515,000

		633,950

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Technology — 5.3%
Computers — 1.7%
Banff Merger Sub, Inc., 144A 9.75%, 9/01/26	$450,000	$452,250
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23	270,000	284,175
Harland Clarke Holdings Corp. 9.25%, 3/01/21, 144A	250,000	228,750
8.375%, 8/15/22, 144A	300,000	282,750
NCR Corp. 5.00%, 7/15/22	300,000	294,000
6.375%, 12/15/23	75,000	75,468
Sungard Availability Services Capital, Inc., 144A 8.75%, 4/01/22	125,000	63,750
West Corp., 144A 8.50%, 10/15/25	350,000	320,250
Western Digital Corp. 4.75%, 2/15/26	550,000	540,268

		2,541,661

Office/Business Equipment — 0.6%
CDW LLC / CDW Finance Corp. 5.00%, 9/01/25	350,000	349,563
Pitney Bowes, Inc. 4.375%, 5/15/22	300,000	274,875
4.625%, 3/15/24 (a)	200,000	180,340

		804,778

Semiconductors — 0.2%
Sensata Technologies BV, 144A 5.00%, 10/01/25	220,000	220,550
STATS ChipPAC Pte Ltd., 144A 8.50%, 11/24/20	100,000	101,500

		322,050

Software — 2.8%
CDK Global, Inc. 4.875%, 6/01/27	200,000	197,500
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/01/25	370,000	363,062
Infor US, Inc. 6.50%, 5/15/22	706,000	718,687
Informatica LLC, 144A 7.125%, 7/15/23	150,000	153,375
IQVIA, Inc., 144A 5.00%, 10/15/26	400,000	396,500
MSCI, Inc., 144A 5.375%, 5/15/27	300,000	309,000
Nuance Communications, Inc. 5.625%, 12/15/26	300,000	300,375
Open Text Corp., 144A 5.875%, 6/01/26	230,000	238,050
Rackspace Hosting, Inc., 144A 8.625%, 11/15/24 (a)	390,000	384,881

	Principal Amount	Value
Software (Continued)
Riverbed Technology, Inc., 144A 8.875%, 3/01/23	$150,000	$139,313
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/01/24	500,000	551,250
Veritas US, Inc. / Veritas Bermuda Ltd., 144A 10.50%, 2/01/24	400,000	346,000

		4,097,993

Utilities — 2.4%
Electric — 1.9%
Calpine Corp. 5.375%, 1/15/23	300,000	286,125
5.50%, 2/01/24	100,000	92,173
5.75%, 1/15/25	550,000	501,875
5.25%, 6/01/26, 144A	360,000	341,219
InterGen NV, 144A 7.00%, 6/30/23	200,000	199,100
NRG Energy, Inc. 7.25%, 5/15/26	300,000	324,000
6.625%, 1/15/27	300,000	315,375
5.75%, 1/15/28, 144A	206,000	208,575
Talen Energy Supply LLC 4.60%, 12/15/21 (a)	50,000	43,625
9.50%, 7/15/22, 144A	100,000	97,000
10.50%, 1/15/26, 144A	400,000	352,000

		2,761,067

Gas — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.50%, 5/20/25	250,000	246,250
5.875%, 8/20/26	200,000	199,500
5.75%, 5/20/27	180,000	178,650
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/01/23	200,000	205,250

		829,650

TOTAL CORPORATE BONDS (Cost $146,551,761)		143,951,342

	Number of Shares
SECURITIES LENDING COLLATERAL — 5.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c) (Cost $7,697,440)	7,697,440	7,697,440

TOTAL INVESTMENTS — 102.8% (Cost $154,249,201)		$151,648,782
Other assets and liabilities, net — (2.8%)		(4,135,691)

NET ASSETS — 100.0%		$147,513,091

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2018

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

Value ($) at 1/11/2018 Commencement of Operations	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL — 5.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c)
—	7,697,440	—	—	—	101,727	—	7,697,440	7,697,440

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $7,549,624, which is 5.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $199,001.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$143,951,342	$—	$143,951,342
Short-Term Investments	7,697,440	—	—	7,697,440

TOTAL	$7,697,440	$143,951,342	$—	$151,648,782

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

August 31, 2018

	Principal Amount	Value
CORPORATE BONDS — 97.4%
Basic Materials — 5.1%
Chemicals — 2.6%
Ashland LLC 4.75%, 8/15/22	$350,000	$354,445
Blue Cube Spinco LLC 9.75%, 10/15/23	225,000	256,219
10.00%, 10/15/25	175,000	203,437
CF Industries, Inc. 7.125%, 5/01/20	175,000	185,500
3.45%, 6/01/23	250,000	240,938
Chemours Co. 6.625%, 5/15/23	419,000	439,426
7.00%, 5/15/25	250,000	268,125
Huntsman International LLC 4.875%, 11/15/20	400,000	410,700
Momentive Performance Materials, Inc. 3.88%, 10/24/21	350,000	374,500
Platform Specialty Products Corp., 144A 6.50%, 2/01/22	300,000	307,875
PolyOne Corp. 5.25%, 3/15/23	225,000	232,661
PQ Corp., 144A 6.75%, 11/15/22	56,000	58,730
WR Grace & Co.-Conn, 144A 5.125%, 10/01/21	300,000	309,000

		3,641,556

Iron/Steel — 0.5%
Steel Dynamics, Inc. 5.125%, 10/01/21	300,000	304,575
5.25%, 4/15/23	410,000	417,811

		722,386

Mining — 2.0%
Alcoa Nederland Holding BV, 144A 6.75%, 9/30/24	240,000	255,600
Freeport-McMoRan, Inc. 3.10%, 3/15/20	300,000	298,245
4.00%, 11/14/21	250,000	248,673
3.55%, 3/01/22	650,000	628,875
6.875%, 2/15/23	250,000	268,125
3.875%, 3/15/23	530,000	510,787
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	247,000	272,935
Teck Resources Ltd., 144A 8.50%, 6/01/24	200,000	220,000

		2,703,240

Communications — 20.2%
Advertising — 0.9%
Lamar Media Corp. 5.00%, 5/01/23	450,000	460,125
5.375%, 1/15/24	100,000	102,250
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, 2/15/22	581,000	586,078

	Principal Amount	Value
Advertising (Continued)
5.625%, 2/15/24	$150,000	$152,250

		1,300,703

Internet — 2.3%
Match Group, Inc., 144A 5.00%, 12/15/27	131,000	129,362
Netflix, Inc. 5.375%, 2/01/21 (a)	190,000	196,412
5.50%, 2/15/22	250,000	259,062
5.75%, 3/01/24	375,000	384,844
5.875%, 2/15/25	250,000	258,750
4.375%, 11/15/26 (a)	225,000	213,118
4.875%, 4/15/28, 144A	400,000	379,500
Symantec Corp. 4.20%, 9/15/20	150,000	151,349
3.95%, 6/15/22	125,000	121,539
VeriSign, Inc. 4.625%, 5/01/23	20,000	20,384
5.25%, 4/01/25	150,000	152,820
4.75%, 7/15/27	325,000	314,438
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 4/01/23	500,000	517,835

		3,099,413

Media — 9.8%
Altice US Finance I Corp., 144A 5.375%, 7/15/23	400,000	403,500
AMC Networks, Inc. 5.00%, 4/01/24	425,000	419,156
4.75%, 8/01/25	180,000	174,150
Cable One, Inc., 144A 5.75%, 6/15/22	100,000	102,000
Cablevision Systems Corp. 8.00%, 4/15/20	150,000	158,250
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 3/15/21	200,000	201,625
5.25%, 9/30/22	500,000	504,375
4.00%, 3/01/23, 144A	30,000	28,687
5.125%, 5/01/23, 144A	900,000	902,250
5.75%, 9/01/23	280,000	285,600
5.75%, 1/15/24	83,000	84,646
5.875%, 4/01/24, 144A	500,000	511,250
5.75%, 2/15/26, 144A	800,000	802,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.125%, 12/15/21, 144A	300,000	301,500
5.125%, 12/15/21, 144A	150,000	150,561
Clear Channel Worldwide Holdings, Inc. Series B, 7.625%, 3/15/20	627,000	631,703
Series B, 6.50%, 11/15/22	650,000	667,875
CSC Holdings LLC 6.75%, 11/15/21	393,000	417,562
10.125%, 1/15/23, 144A	400,000	439,000
6.625%, 10/15/25, 144A	290,000	301,963
10.875%, 10/15/25, 144A	580,000	676,425

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Media (Continued)
DISH DBS Corp. 7.875%, 9/01/19	$350,000	$362,687
5.125%, 5/01/20	500,000	504,375
Quebecor Media, Inc. 5.75%, 1/15/23	400,000	416,000
Sinclair Television Group, Inc. 5.375%, 4/01/21	450,000	452,813
Sirius XM Radio, Inc. 3.875%, 8/01/22, 144A (a)	350,000	345,170
6.00%, 7/15/24, 144A	300,000	312,480
5.375%, 4/15/25, 144A	234,000	238,095
5.375%, 7/15/26, 144A	400,000	400,000
TEGNA, Inc. 6.375%, 10/15/23	445,000	462,800
Tribune Media Co. 5.875%, 7/15/22	450,000	459,000
Unitymedia GmbH, 144A 6.125%, 1/15/25	400,000	420,000
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 144A 5.00%, 1/15/25	50,000	51,063
Videotron Ltd. 5.00%, 7/15/22	205,000	209,356
5.375%, 6/15/24, 144A	300,000	309,375
Virgin Media Secured Finance PLC 5.25%, 1/15/21	200,000	205,500
5.50%, 1/15/25, 144A	200,000	197,750

		13,510,542

Telecommunications — 7.2%
CenturyLink, Inc. Series V, 5.625%, 4/01/20	50,000	51,250
Series S, 6.45%, 6/15/21	500,000	522,500
CommScope, Inc., 144A 5.00%, 6/15/21	200,000	201,750
Hughes Satellite Systems Corp. 7.625%, 6/15/21	250,000	270,000
Inmarsat Finance PLC, 144A 4.875%, 5/15/22	350,000	352,625
Intelsat Jackson Holdings SA 9.50%, 9/30/22, 144A	250,000	291,250
8.00%, 2/15/24, 144A	350,000	369,250
Level 3 Financing, Inc. 6.125%, 1/15/21	216,000	217,553
5.375%, 8/15/22	600,000	607,500
5.625%, 2/01/23	100,000	101,471
5.125%, 5/01/23	280,000	280,445
Level 3 Parent LLC 5.75%, 12/01/22	200,000	202,000
Nokia OYJ 3.375%, 6/12/22	175,000	171,479
Qwest Corp. 6.75%, 12/01/21	225,000	241,604
Sable International Finance Ltd., 144A 6.875%, 8/01/22	100,000	104,375
Sprint Communications, Inc. 7.00%, 3/01/20, 144A	300,000	312,375
7.00%, 8/15/20	475,000	498,750

	Principal Amount	Value
Telecommunications (Continued)
Telecom Italia SpA, 144A 5.303%, 5/30/24	$500,000	$500,625
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	200,000	198,042
T-Mobile USA, Inc. 6.00%, 3/01/23	400,000	412,680
6.50%, 1/15/24	350,000	363,125
6.00%, 4/15/24	350,000	364,000
6.375%, 3/01/25	310,000	323,175
5.125%, 4/15/25	500,000	505,230
6.50%, 1/15/26	575,000	609,322
4.50%, 2/01/26	150,000	143,250
5.375%, 4/15/27	325,000	327,502
4.75%, 2/01/28	450,000	424,373
VEON Holdings BV 3.95%, 6/16/21, 144A	500,000	482,705
7.504%, 3/01/22, 144A	200,000	213,598
5.95%, 2/13/23, 144A	200,000	200,440

		9,864,244

Consumer, Cyclical — 13.0%
Airlines — 0.5%
Air Canada, 144A 7.75%, 4/15/21	150,000	162,000
American Airlines Group, Inc. 5.50%, 10/01/19, 144A	20,000	20,350
4.625%, 3/01/20, 144A	300,000	302,925
United Continental Holdings, Inc. 4.25%, 10/01/22	220,000	216,425

		701,700

Apparel — 0.3%
Hanesbrands, Inc., 144A 4.625%, 5/15/24	250,000	245,000
Levi Strauss & Co. 5.00%, 5/01/25	200,000	202,000

		447,000

Auto Manufacturers — 1.1%
Allison Transmission, Inc., 144A 5.00%, 10/01/24	350,000	345,625
Fiat Chrysler Automobiles NV 4.50%, 4/15/20	900,000	907,875
5.25%, 4/15/23 (a)	100,000	101,875
Jaguar Land Rover Automotive PLC, 144A 4.25%, 11/15/19	200,000	200,000

		1,555,375

Auto Parts & Equipment — 0.6%
American Axle & Manufacturing, Inc. 6.625%, 10/15/22 (a)	164,000	168,305
Dana, Inc. 5.50%, 12/15/24	225,000	224,156
Goodyear Tire & Rubber Co. 5.125%, 11/15/23 (a)	472,000	472,000

		864,461

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Distribution/Wholesale — 0.4%
HD Supply, Inc., 144A 5.75%, 4/15/24	$370,000	$389,888
LKQ Corp. 4.75%, 5/15/23	100,000	100,750

		490,638

Entertainment — 1.3%
Cinemark USA, Inc. 5.125%, 12/15/22	75,000	75,750
4.875%, 6/01/23	200,000	198,500
International Game Technology PLC 5.625%, 2/15/20, 144A	250,000	255,625
6.25%, 2/15/22, 144A	450,000	466,650
Live Nation Entertainment, Inc., 144A 4.875%, 11/01/24	170,000	167,663
Scientific Games International, Inc. 10.00%, 12/01/22	550,000	583,742

		1,747,930

Food Service — 0.5%
Aramark Services, Inc. 5.125%, 1/15/24	391,000	398,034
4.75%, 6/01/26	300,000	296,250

		694,284

Home Builders — 1.9%
Beazer Homes USA, Inc. 8.75%, 3/15/22	700,000	741,783
Brookfield Residential Properties, Inc., 144A 6.50%, 12/15/20	80,000	80,680
KB Home 7.00%, 12/15/21	200,000	211,500
Lennar Corp. 4.50%, 11/15/19	50,000	50,500
4.75%, 4/01/21 (a)	105,000	106,706
4.125%, 1/15/22	100,000	99,750
4.875%, 12/15/23	600,000	603,000
4.50%, 4/30/24	100,000	98,405
5.875%, 11/15/24	150,000	156,390
4.75%, 5/30/25	70,000	69,125
PulteGroup, Inc. 4.25%, 3/01/21	270,000	272,106
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A 5.25%, 4/15/21	30,000	30,075
Toll Brothers Finance Corp. 5.875%, 2/15/22	150,000	156,938

		2,676,958

Housewares — 0.1%
Scotts Miracle-Gro Co. 6.00%, 10/15/23	150,000	153,000

Leisure Time — 0.2%
NCL Corp. Ltd., 144A 4.75%, 12/15/21	204,000	205,785

	Principal Amount	Value
Lodging — 3.2%
Boyd Gaming Corp. 6.875%, 5/15/23	$250,000	$263,750
Hilton Domestic Operating Co., Inc. 4.25%, 9/01/24	30,000	29,250
5.125%, 5/01/26, 144A	550,000	553,437
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/01/25	280,000	277,200
4.875%, 4/01/27	350,000	345,188
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A 6.75%, 11/15/21	200,000	207,500
MGM Resorts International 5.25%, 3/31/20	200,000	204,500
6.75%, 10/01/20	383,000	403,586
6.625%, 12/15/21	650,000	689,000
7.75%, 3/15/22	225,000	247,781
6.00%, 3/15/23	250,000	260,163
Studio City Finance Ltd., 144A 8.50%, 12/01/20	250,000	253,375
Wyndham Destinations, Inc. 4.25%, 3/01/22	300,000	290,232
4.50%, 4/01/27	150,000	144,045
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 4.25%, 5/30/23	180,000	173,250

		4,342,257

Retail — 2.9%
1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/22, 144A	480,000	481,200
4.25%, 5/15/24, 144A	400,000	383,000
Group 1 Automotive, Inc. 5.00%, 6/01/22	175,000	174,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/01/24, 144A	300,000	300,000
5.25%, 6/01/26, 144A	400,000	401,000
L Brands, Inc. 5.625%, 2/15/22	200,000	203,250
5.625%, 10/15/23 (a)	150,000	150,750
6.694%, 1/15/27, 144A	200,000	189,500
Michaels Stores, Inc., 144A 5.875%, 12/15/20	283,000	284,415
Penske Automotive Group, Inc. 5.75%, 10/01/22	150,000	153,094
QVC, Inc. 5.125%, 7/02/22	150,000	153,174
4.375%, 3/15/23	150,000	148,508
4.85%, 4/01/24	55,000	55,070
4.45%, 2/15/25	450,000	432,713
Rite Aid Corp., 144A 6.125%, 4/01/23	518,000	467,339

		3,977,138

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Consumer, Non-cyclical — 18.5%
Commercial Services — 2.4%
ADT Corp. 6.25%, 10/15/21	$45,000	$47,700
3.50%, 7/15/22	535,000	508,250
Herc Rentals, Inc., 144A 7.50%, 6/01/22	197,000	207,096
Nielsen Co. Luxembourg SARL, 144A 5.50%, 10/01/21	350,000	351,312
Service Corp. International 5.375%, 1/15/22	68,000	69,171
5.375%, 5/15/24	175,000	179,156
4.625%, 12/15/27	220,000	211,750
United Rentals North America, Inc. 4.625%, 7/15/23	650,000	659,425
5.75%, 11/15/24	100,000	103,595
5.50%, 7/15/25	268,000	274,365
4.625%, 10/15/25	500,000	490,000
WEX, Inc., 144A 4.75%, 2/01/23	150,000	150,938

		3,252,758

Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co. 4.70%, 5/24/22	310,000	309,318
First Quality Finance Co., Inc., 144A 4.625%, 5/15/21	116,000	115,130

		424,448

Food — 1.2%
B&G Foods, Inc. 4.625%, 6/01/21	200,000	199,500
Darling Ingredients, Inc. 5.375%, 1/15/22	330,000	334,537
Lamb Weston Holdings, Inc. 4.625%, 11/01/24, 144A	225,000	222,187
4.875%, 11/01/26, 144A	285,000	281,438
TreeHouse Foods, Inc. 4.875%, 3/15/22	410,000	411,538
6.00%, 2/15/24, 144A (a)	75,000	76,219
US Foods, Inc., 144A 5.875%, 6/15/24	180,000	182,250

		1,707,669

Healthcare-Products — 0.6%
Hill-Rom Holdings, Inc., 144A 5.75%, 9/01/23	150,000	155,250
Hologic, Inc., 144A 4.375%, 10/15/25	400,000	387,000
Teleflex, Inc. 4.875%, 6/01/26	300,000	297,000

		839,250

Healthcare-Services — 12.2%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	300,000	307,500
Catalent Pharma Solutions, Inc., 144A 4.875%, 1/15/26	150,000	143,812

	Principal Amount	Value
Healthcare-Services (Continued)
Centene Corp. 5.625%, 2/15/21	$470,000	$480,575
4.75%, 5/15/22	225,000	230,062
6.125%, 2/15/24	500,000	526,875
4.75%, 1/15/25	395,000	397,962
Centene Corp., 144A 5.375%, 6/01/26	550,000	569,156
Charles River Laboratories International, Inc., 144A 5.50%, 4/01/26	150,000	152,625
DaVita, Inc. 5.75%, 8/15/22	400,000	406,500
5.125%, 7/15/24	550,000	533,016
Encompass Health Corp. 5.75%, 11/01/24	376,000	382,110
Envision Healthcare Corp. 5.125%, 7/01/22, 144A	250,000	255,000
5.625%, 7/15/22	305,000	314,150
6.25%, 12/01/24, 144A	280,000	300,300
HCA Healthcare, Inc. 6.25%, 2/15/21	413,000	432,618
HCA, Inc. 6.50%, 2/15/20	950,000	988,475
7.50%, 2/15/22	905,000	995,500
5.875%, 3/15/22	600,000	639,000
4.75%, 5/01/23	525,000	534,844
5.875%, 5/01/23	350,000	368,375
5.00%, 3/15/24	500,000	512,500
5.375%, 2/01/25	875,000	887,189
5.25%, 4/15/25	300,000	310,125
5.875%, 2/15/26	350,000	362,688
5.25%, 6/15/26	550,000	567,875
5.375%, 9/01/26	350,000	352,625
4.50%, 2/15/27	400,000	397,000
LifePoint Health, Inc. 5.50%, 12/01/21	320,000	326,400
5.875%, 12/01/23	200,000	210,302
5.375%, 5/01/24	210,000	218,925
MEDNAX, Inc., 144A 5.25%, 12/01/23	200,000	200,000
Molina Healthcare, Inc. 5.375%, 11/15/22	200,000	205,000
Select Medical Corp. 6.375%, 6/01/21	400,000	405,500
Tenet Healthcare Corp. 6.00%, 10/01/20	150,000	156,375
4.50%, 4/01/21	550,000	552,063
4.375%, 10/01/21	490,000	491,225
7.50%, 1/01/22, 144A	520,000	546,489
4.625%, 7/15/24	500,000	491,015
WellCare Health Plans, Inc. 5.25%, 4/01/25	400,000	410,000
5.375%, 8/15/26, 144A	250,000	258,125

		16,819,876

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Household Products/Wares — 0.6%
Prestige Brands, Inc., 144A 5.375%, 12/15/21	$200,000	$201,000
Spectrum Brands, Inc. 6.625%, 11/15/22	200,000	206,250
5.75%, 7/15/25	379,000	384,685

		791,935

Pharmaceuticals — 1.2%
Bausch Health Cos., Inc., 144A 6.50%, 3/15/22	210,000	217,875
Elanco Animal Health, Inc. 4.272%, 8/28/23, 144A	350,000	352,261
4.90%, 8/28/28, 144A	250,000	252,215
Bausch Health Cos., Inc., 144A 7.00%, 3/15/24	750,000	794,062

		1,616,413

Energy — 14.7%
Coal — 0.1%
Peabody Energy Corp. 6.00%, 3/31/22, 144A	25,000	25,187
6.375%, 3/31/25, 144A (a)	170,000	172,975

		198,162

Energy-Alternate Sources — 0.4%
TerraForm Power Operating LLC 4.25%, 1/31/23, 144A	450,000	439,875
5.00%, 1/31/28, 144A	100,000	94,000

		533,875

Oil & Gas — 8.2%
Aker BP ASA 6.00%, 7/01/22, 144A	100,000	103,187
5.875%, 3/31/25, 144A	150,000	156,187
Antero Resources Corp. 5.375%, 11/01/21	725,000	739,500
5.625%, 6/01/23	40,000	41,362
5.00%, 3/01/25 (a)	425,000	430,312
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23	225,000	231,187
Chesapeake Energy Corp. 6.625%, 8/15/20	200,000	208,500
8.00%, 12/15/22, 144A	330,000	347,325
CNX Resources Corp. 5.875%, 4/15/22	400,000	400,980
Continental Resources, Inc. 4.50%, 4/15/23	600,000	614,471
3.80%, 6/01/24	150,000	147,912
4.375%, 1/15/28	410,000	408,184
Diamondback Energy, Inc. 5.375%, 5/31/25	300,000	307,875
Endeavor Energy Resources LP / EER Finance, Inc., 144A 5.50%, 1/30/26	150,000	150,375
Hilcorp Energy I LP / Hilcorp Finance Co., 144A 5.00%, 12/01/24	150,000	145,687

	Principal Amount	Value
Oil & Gas (Continued)
Murphy Oil Corp. 4.00%, 6/01/22	$100,000	$98,887
4.45%, 12/01/22	250,000	250,155
6.875%, 8/15/24	150,000	158,869
5.75%, 8/15/25	190,000	190,903
Nabors Industries, Inc. 5.00%, 9/15/20	300,000	302,593
4.625%, 9/15/21	200,000	199,702
Newfield Exploration Co. 5.625%, 7/01/24	500,000	535,625
5.375%, 1/01/26	195,000	204,263
Oasis Petroleum, Inc. 6.875%, 3/15/22 (a)	237,000	241,740
Parsley Energy LLC / Parsley Finance Corp. 6.25%, 6/01/24, 144A	150,000	156,750
5.375%, 1/15/25, 144A	250,000	253,100
5.25%, 8/15/25, 144A	350,000	349,125
PDC Energy, Inc. 6.125%, 9/15/24	120,000	120,000
QEP Resources, Inc. 5.375%, 10/01/22	200,000	202,060
5.25%, 5/01/23	200,000	196,000
Range Resources Corp. 5.75%, 6/01/21	150,000	154,125
5.00%, 3/15/23	402,000	395,287
Sable Permian Resources Land LLC / AEPB Finance Corp., 144A 13.00%, 11/30/20	150,000	166,500
Seven Generations Energy Ltd. 6.75%, 5/01/23, 144A	200,000	207,500
6.875%, 6/30/23, 144A	200,000	209,000
5.375%, 9/30/25, 144A	200,000	194,500
SM Energy Co. 6.125%, 11/15/22	150,000	155,063
Southwestern Energy Co. 4.10%, 3/15/22	250,000	245,000
Sunoco LP / Sunoco Finance Corp., 144A 4.875%, 1/15/23	350,000	346,164
Whiting Petroleum Corp. 5.75%, 3/15/21	225,000	231,188
6.25%, 4/01/23	150,000	154,875
WPX Energy, Inc. 6.00%, 1/15/22	389,000	403,588
5.25%, 9/15/24	300,000	303,750
5.75%, 6/01/26	200,000	202,500

		11,261,856

Oil & Gas Services — 0.2%
SESI LLC 7.125%, 12/15/21	320,000	325,200

Pipelines — 5.8%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A 6.125%, 11/15/22	150,000	153,747
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/24	200,000	222,000
5.875%, 3/31/25	100,000	106,625
5.125%, 6/30/27	875,000	893,594

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Pipelines (Continued)
Cheniere Energy Partners LP 5.25%, 10/01/25	$500,000	$501,250
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/01/23	90,000	93,262
5.75%, 4/01/25	250,000	256,250
DCP Midstream Operating LP 4.75%, 9/30/21, 144A	300,000	305,250
3.875%, 3/15/23	150,000	146,625
5.375%, 7/15/25	150,000	154,125
Energy Transfer Equity LP 7.50%, 10/15/20	325,000	350,594
4.25%, 3/15/23	150,000	150,795
5.875%, 1/15/24	250,000	266,250
5.50%, 6/01/27	550,000	578,187
EnLink Midstream Partners LP 4.40%, 4/01/24	250,000	244,037
4.85%, 7/15/26	300,000	291,913
Genesis Energy LP / Genesis Energy Finance Corp. 6.75%, 8/01/22	350,000	358,750
NGPL PipeCo LLC, 144A 4.875%, 8/15/27	350,000	354,021
NuStar Logistics LP 4.80%, 9/01/20	220,000	222,475
Rockies Express Pipeline LLC, 144A 5.625%, 4/15/20	250,000	259,063
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A 5.50%, 1/15/28	350,000	354,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/19	250,000	250,825
5.25%, 5/01/23	350,000	355,250
6.75%, 3/15/24	295,000	310,488
5.875%, 4/15/26, 144A	250,000	256,563
5.375%, 2/01/27	350,000	349,125
5.00%, 1/15/28, 144A	145,000	141,194

		7,926,633

Financial — 7.0%
Banks — 0.9%
CIT Group, Inc. 4.125%, 3/09/21	250,000	251,562
5.00%, 8/15/22	325,000	332,312
5.00%, 8/01/23	361,000	367,769
4.75%, 2/16/24	200,000	200,750
5.25%, 3/07/25	100,000	101,938

		1,254,331

Diversified Financial Services — 2.9%
Ally Financial, Inc. 3.75%, 11/18/19	300,000	301,875
7.50%, 9/15/20	500,000	535,000
5.125%, 9/30/24	350,000	358,750
4.625%, 3/30/25	350,000	350,875

	Principal Amount	Value
Diversified Financial Services (Continued)
Jefferies Finance LLC / JFIN Co-Issuer Corp., 144A 7.375%, 4/01/20	$150,000	$153,375
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A 5.25%, 3/15/22	200,000	201,250
Lions Gate Capital Holdings LLC, 144A 5.875%, 11/01/24	200,000	207,250
Navient Corp. Series MTN, 8.00%, 3/25/20	341,000	362,398
5.00%, 10/26/20	300,000	301,563
5.875%, 3/25/21	200,000	205,310
Springleaf Finance Corp. 5.25%, 12/15/19	300,000	304,875
8.25%, 12/15/20	275,000	298,031
7.75%, 10/01/21	200,000	216,750
Vantiv LLC / Vanitv Issuer Corp., 144A 4.375%, 11/15/25	120,000	114,750

		3,912,052

Insurance — 0.1%
Radian Group, Inc. 4.50%, 10/01/24	150,000	148,500

Real Estate — 0.1%
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A 5.25%, 12/01/21	150,000	150,188

Real Estate Investment Trusts — 2.6%
CyrusOne LP / CyrusOne Finance Corp. 5.00%, 3/15/24	200,000	203,000
Equinix, Inc. 5.375%, 1/01/22	620,000	640,026
5.75%, 1/01/25	325,000	336,375
5.875%, 1/15/26	250,000	260,000
Iron Mountain, Inc., 144A 4.375%, 6/01/21 (a)	550,000	552,750
iStar, Inc. 4.625%, 9/15/20	150,000	149,625
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/01/24	335,000	345,887
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/01/24	150,000	158,895
SBA Communications Corp. 4.00%, 10/01/22	450,000	442,233
Starwood Property Trust, Inc. 3.625%, 2/01/21, 144A	150,000	146,625
5.00%, 12/15/21	300,000	303,000

		3,538,416

Venture Capital — 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.00%, 8/01/20	578,000	588,664

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Industrial — 8.3%
Aerospace/Defense — 2.2%
Arconic, Inc. 6.15%, 8/15/20	$250,000	$260,937
5.40%, 4/15/21	300,000	309,123
5.87%, 2/23/22	450,000	470,070
5.125%, 10/01/24	300,000	302,288
Bombardier, Inc. 7.75%, 3/15/20, 144A	400,000	421,500
8.75%, 12/01/21, 144A	400,000	442,000
KLX, Inc., 144A 5.875%, 12/01/22	200,000	207,500
TransDigm, Inc. 5.50%, 10/15/20	275,000	276,031
6.00%, 7/15/22	400,000	405,000

		3,094,449

Building Materials — 0.4%
Standard Industries, Inc., 144A 5.50%, 2/15/23	150,000	153,795
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/23	176,000	179,300
USG Corp., 144A 4.875%, 6/01/27	175,000	177,574

		510,669

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc., 144A 5.50%, 6/15/25	250,000	250,000

Engineering & Construction — 0.3%
AECOM 5.875%, 10/15/24 (a)	335,000	359,251
MasTec, Inc. 4.875%, 3/15/23	125,000	123,437

		482,688

Environmental Control — 0.3%
Clean Harbors, Inc. 5.125%, 6/01/21	300,000	301,500
Covanta Holding Corp. 6.375%, 10/01/22	150,000	153,000

		454,500

Machinery-Diversified — 0.1%
Welbilt, Inc. 9.50%, 2/15/24	150,000	165,000

Packaging & Containers — 4.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 9/15/22, 144A	250,000	247,187
4.625%, 5/15/23, 144A	300,000	298,125
Ball Corp. 4.375%, 12/15/20	814,000	827,227
5.00%, 3/15/22	200,000	207,250
4.00%, 11/15/23	100,000	98,125
5.25%, 7/01/25	550,000	569,250

	Principal Amount	Value
Packaging & Containers (Continued)
Berry Global, Inc. 5.50%, 5/15/22	$175,000	$178,500
5.125%, 7/15/23	350,000	349,562
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	305,000	305,763
Graphic Packaging International LLC 4.75%, 4/15/21	200,000	203,122
Owens-Brockway Glass Container, Inc., 144A 5.00%, 1/15/22	170,000	171,063
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/20	920,652	922,954
5.125%, 7/15/23, 144A	575,000	573,563
Sealed Air Corp. 5.125%, 12/01/24, 144A	225,000	228,938
5.50%, 9/15/25, 144A	300,000	305,250

		5,485,879

Transportation — 0.4%
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	374,000	387,733
6.125%, 9/01/23, 144A	150,000	155,063

		542,796

Trucking & Leasing — 0.4%
Park Aerospace Holdings Ltd., 144A 5.25%, 8/15/22	500,000	511,250

Technology — 7.4%
Computers — 1.9%
Dell International LLC / EMC Corp. 5.875%, 6/15/21, 144A	680,000	701,362
7.125%, 6/15/24, 144A	548,000	585,950
Dell, Inc. 4.625%, 4/01/21	100,000	102,000
EMC Corp. 2.65%, 6/01/20	435,000	425,573
3.375%, 6/01/23	350,000	330,743
Leidos Holdings, Inc. 4.45%, 12/01/20	200,000	204,060
NCR Corp. 4.625%, 2/15/21	200,000	197,000

		2,546,688

Office/Business Equipment — 0.3%
CDW LLC / CDW Finance Corp. 5.00%, 9/01/23	150,000	153,375
5.50%, 12/01/24	200,000	209,000

		362,375

Semiconductors — 1.3%
Amkor Technology, Inc. 6.375%, 10/01/22	150,000	153,000
Micron Technology, Inc. 5.50%, 2/01/25	206,000	214,219

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Semiconductors (Continued)
NXP BV / NXP Funding LLC 4.125%, 6/15/20, 144A	$105,000	$106,181
4.125%, 6/01/21, 144A	100,000	100,375
3.875%, 9/01/22, 144A	900,000	894,375
4.625%, 6/01/23, 144A	125,000	127,187
Sensata Technologies BV, 144A 4.875%, 10/15/23	250,000	250,938

		1,846,275

Software — 3.9%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	500,000	511,730
CDK Global, Inc. 5.00%, 10/15/24	180,000	184,950
First Data Corp. 5.375%, 8/15/23, 144A	565,000	576,385
7.00%, 12/01/23, 144A	775,000	808,325
5.00%, 1/15/24, 144A	646,000	649,747
5.75%, 1/15/24, 144A	700,000	716,625
Infor US, Inc., 144A 5.75%, 8/15/20	200,000	203,250
IQVIA, Inc., 144A 4.875%, 5/15/23	250,000	251,875
MSCI, Inc., 144A 5.25%, 11/15/24	500,000	516,250
Nuance Communications, Inc., 144A 5.375%, 8/15/20	250,000	250,156
Open Text Corp., 144A 5.625%, 1/15/23	270,000	280,125
TIBCO Software, Inc., 144A 11.375%, 12/01/21	400,000	428,500

		5,377,918

Utilities — 3.2%
Electric — 3.0%
AES Corp. 4.00%, 3/15/21	100,000	100,520
4.50%, 3/15/23	50,000	50,188
4.875%, 5/15/23	410,000	417,175
5.50%, 4/15/25	185,000	191,012
6.00%, 5/15/26	425,000	451,562
5.125%, 9/01/27	100,000	101,250

	Principal Amount	Value
Electric (Continued)
Calpine Corp. 6.00%, 1/15/22, 144A	$250,000	$255,312
5.875%, 1/15/24, 144A	200,000	202,250
DPL, Inc. 7.25%, 10/15/21	34,000	36,932
NextEra Energy Operating Partners LP 4.25%, 9/15/24, 144A	300,000	293,250
4.50%, 9/15/27, 144A	50,000	47,688
NRG Energy, Inc. 6.25%, 5/01/24	350,000	364,000
NRG Yield Operating LLC 5.375%, 8/15/24	170,000	171,700
Vistra Energy Corp. 7.375%, 11/01/22	505,000	527,094
5.875%, 6/01/23	200,000	206,750
7.625%, 11/01/24	342,000	369,360
Vistra Operations Co. LLC, 144A 5.50%, 9/01/26	375,000	380,513

		4,166,556

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	225,000	224,438

TOTAL CORPORATE BONDS (Cost $135,482,165)		134,010,317

	Number of Shares
SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c) (Cost $2,990,054)	2,990,054	2,990,054

TOTAL INVESTMENTS — 99.6% (Cost $138,472,219)		$137,000,371
Other assets and liabilities, net — 0.4%		641,443

NET ASSETS — 100.0%		$137,641,814

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

Value ($) at 1/11/2018 Commencement of Operations	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c)
—	2,990,054	—	—	—	8,278	—	2,990,054	2,990,054

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $2,879,002, which is 2.1% of net assets.

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2018

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$134,010,317	$—	$134,010,317
Short-Term Investments	2,990,054	—	—	2,990,054

TOTAL	$2,990,054	$134,010,317	$—	$137,000,371

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

August 31, 2018

	Principal Amount	Value
CORPORATE BONDS — 97.2%
Basic Materials — 5.8%
Chemicals — 2.8%
Ashland LLC 4.75%, 8/15/22	$130,000	$131,651
CF Industries, Inc. 7.125%, 5/01/20	250,000	265,000
Hexion, Inc. 6.625%, 4/15/20	225,000	213,469
10.375%, 2/01/22, 144A	25,000	24,726
Huntsman International LLC 4.875%, 11/15/20	135,000	138,611
Momentive Performance Materials, Inc. 3.88%, 10/24/21	50,000	53,500
Perstorp Holding AB, 144A 11.00%, 9/30/21	75,000	81,937
Platform Specialty Products Corp., 144A 6.50%, 2/01/22	100,000	102,625
WR Grace & Co.-Conn, 144A 5.125%, 10/01/21	100,000	103,000

		1,114,519

Iron/Steel — 1.0%
AK Steel Corp. 7.625%, 10/01/21	350,000	358,750
Allegheny Technologies, Inc. 5.95%, 1/15/21	36,000	36,720

		395,470

Mining — 2.0%
Aleris International, Inc., 144A 10.75%, 7/15/23	100,000	106,750
FMG Resources August 2006 Pty Ltd., 144A 4.75%, 5/15/22	137,000	134,952
Freeport-McMoRan, Inc. 3.55%, 3/01/22	200,000	193,500
6.875%, 2/15/23	100,000	107,250
3.875%, 3/15/23	200,000	192,750
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	50,000	55,250

		790,452

Communications — 22.0%
Advertising — 0.8%
Acosta, Inc., 144A 7.75%, 10/01/22	60,000	27,450
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, 2/15/22	275,000	277,403

		304,853

Internet — 1.9%
Netflix, Inc. 5.375%, 2/01/21 (a)	225,000	232,594
5.50%, 2/15/22	25,000	25,906
Symantec Corp. 4.20%, 9/15/20	100,000	100,899
3.95%, 6/15/22	100,000	97,232

	Principal Amount	Value
Internet (Continued)
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 4/01/23	$300,000	$310,701

		767,332

Media — 8.0%
Altice Financing SA, 144A 6.625%, 2/15/23	200,000	201,748
Altice Luxembourg SA, 144A 7.75%, 5/15/22	250,000	241,875
Cablevision Systems Corp. 8.00%, 4/15/20	89,000	93,895
5.875%, 9/15/22	25,000	25,500
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 9/30/22	300,000	302,625
4.00%, 3/01/23, 144A	100,000	95,625
Cequel Communications Holdings I LLC / Cequel Capital Corp., 144A 5.125%, 12/15/21	275,000	276,028
Clear Channel Worldwide Holdings, Inc. Series B, 7.625%, 3/15/20	225,000	226,688
Series A, 6.50%, 11/15/22	75,000	76,781
Series B, 6.50%, 11/15/22	125,000	128,438
CSC Holdings LLC 6.75%, 11/15/21	100,000	106,250
DISH DBS Corp. 7.875%, 9/01/19	200,000	207,250
5.125%, 5/01/20	100,000	100,875
6.75%, 6/01/21	200,000	203,500
5.875%, 7/15/22	175,000	168,656
5.00%, 3/15/23 (a)	175,000	156,406
Quebecor Media, Inc. 5.75%, 1/15/23	177,000	184,080
Sinclair Television Group, Inc. 5.375%, 4/01/21	75,000	75,469
Sirius XM Radio, Inc., 144A 3.875%, 8/01/22	100,000	98,620
Tribune Media Co. 5.875%, 7/15/22	100,000	102,000
Univision Communications, Inc., 144A 5.125%, 5/15/23	100,000	95,250

		3,167,559

Telecommunications — 11.3%
Anixter, Inc. 5.125%, 10/01/21	75,000	77,437
CenturyLink, Inc. Series V, 5.625%, 4/01/20	100,000	102,500
Series S, 6.45%, 6/15/21	75,000	78,375
Series T, 5.80%, 3/15/22	225,000	231,120
CommScope, Inc., 144A 5.00%, 6/15/21	50,000	50,438
Consolidated Communications, Inc. 6.50%, 10/01/22 (a)	40,000	37,950
Frontier Communications Corp. 7.125%, 3/15/19	50,000	50,437
8.75%, 4/15/22	95,000	76,950
10.50%, 9/15/22 (a)	175,000	154,875
7.125%, 1/15/23	70,000	48,038

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Telecommunications (Continued)
Hughes Satellite Systems Corp. 6.50%, 6/15/19	$125,000	$128,456
7.625%, 6/15/21	150,000	162,000
Inmarsat Finance PLC, 144A 4.875%, 5/15/22	50,000	50,375
Intelsat Jackson Holdings SA 7.25%, 10/15/20	100,000	100,375
7.50%, 4/01/21	225,000	227,531
9.50%, 9/30/22, 144A	60,000	69,900
5.50%, 8/01/23	200,000	182,940
Intelsat Luxembourg SA 7.75%, 6/01/21 (a)	165,000	159,844
8.125%, 6/01/23	85,000	74,056
Level 3 Financing, Inc. 5.375%, 8/15/22	100,000	101,250
Level 3 Parent LLC 5.75%, 12/01/22	73,000	73,730
Nokia OYJ 3.375%, 6/12/22	125,000	122,485
Qwest Corp. 6.75%, 12/01/21	75,000	80,535
Sable International Finance Ltd., 144A 6.875%, 8/01/22	50,000	52,188
Sprint Communications, Inc. 7.00%, 8/15/20	655,000	687,750
11.50%, 11/15/21	100,000	118,250
6.00%, 11/15/22	125,000	126,836
Sprint Corp. 7.25%, 9/15/21	100,000	105,094
Telecom Italia Capital SA 7.175%, 6/18/19	200,000	206,000
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	108,000	106,943
T-Mobile USA, Inc. 4.00%, 4/15/22	100,000	99,625
VEON Holdings BV 3.95%, 6/16/21, 144A	200,000	193,082
7.504%, 3/01/22, 144A	200,000	213,598
Windstream Services LLC / Windstream Finance Corp., 144A 10.50%, 6/30/24	50,000	40,500
WTT Investment Ltd., 144A 5.50%, 11/21/22	112,000	112,491

		4,503,954

Consumer, Cyclical — 10.5%
Airlines — 0.8%
American Airlines Group, Inc. 5.50%, 10/01/19, 144A	100,000	101,750
4.625%, 3/01/20, 144A	163,000	164,589
Virgin Australia Holdings Ltd., 144A 8.50%, 11/15/19	66,000	66,677

		333,016

Auto Manufacturers — 1.4%
Fiat Chrysler Automobiles NV 4.50%, 4/15/20	100,000	100,875
5.25%, 4/15/23	250,000	254,687

	Principal Amount	Value
Auto Manufacturers (Continued)
Jaguar Land Rover Automotive PLC, 144A 3.50%, 3/15/20	$200,000	$197,750

		553,312

Distribution/Wholesale — 0.1%
LKQ Corp. 4.75%, 5/15/23	50,000	50,375

Entertainment — 1.3%
Cinemark USA, Inc. 5.125%, 12/15/22	100,000	101,000
International Game Technology PLC, 144A 6.25%, 2/15/22	175,000	181,475
Scientific Games International, Inc. 10.00%, 12/01/22	200,000	212,270

		494,745

Home Builders — 1.9%
Beazer Homes USA, Inc. 8.75%, 3/15/22	200,000	211,938
K Hovnanian Enterprises, Inc., 144A 10.00%, 7/15/22	50,000	50,250
KB Home 4.75%, 5/15/19	100,000	100,750
Lennar Corp. 4.50%, 6/15/19	25,000	25,156
4.50%, 11/15/19	25,000	25,250
8.375%, 1/15/21	98,000	108,045
4.125%, 1/15/22	50,000	49,875
4.75%, 11/15/22	50,000	50,250
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A 5.25%, 4/15/21	90,000	90,225
Toll Brothers Finance Corp. 4.375%, 4/15/23	50,000	49,949

		761,688

Leisure Time — 0.2%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/01/22 (a)	75,000	75,399

Lodging — 2.5%
Boyd Gaming Corp. 6.875%, 5/15/23	100,000	105,500
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A 6.75%, 11/15/21	100,000	103,750
MGM Resorts International 5.25%, 3/31/20	250,000	255,625
7.75%, 3/15/22	75,000	82,594
6.00%, 3/15/23	225,000	234,146
Studio City Co. Ltd., 144A 7.25%, 11/30/21	100,000	102,750
Wyndham Destinations, Inc. 4.25%, 3/01/22	100,000	96,744

		981,109

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Retail — 2.3%
1011778 BC ULC / New Red Finance, Inc., 144A 4.625%, 1/15/22	$200,000	$200,500
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/01/21 (a)	50,000	46,000
6.75%, 1/15/22	60,000	53,700
Group 1 Automotive, Inc. 5.00%, 6/01/22	50,000	49,750
L Brands, Inc., 144A 6.694%, 1/15/27	70,000	66,325
Neiman Marcus Group Ltd. LLC, 144A 8.00%, 10/15/21 (a)	100,000	68,250
PetSmart, Inc., 144A 7.125%, 3/15/23	152,000	102,980
QVC, Inc. 5.125%, 7/02/22	150,000	153,174
Rite Aid Corp., 144A 6.125%, 4/01/23	168,000	151,570
Sears Holdings Corp. 8.00%, 12/15/19	50,000	20,312

		912,561

Consumer, Non-cyclical — 21.5%
Commercial Services — 5.4%
ADT Corp. 6.25%, 10/15/21	200,000	212,000
4.125%, 6/15/23	125,000	119,219
Ahern Rentals, Inc., 144A 7.375%, 5/15/23	50,000	49,440
APX Group, Inc. 8.75%, 12/01/20 (a)	50,000	50,125
7.875%, 12/01/22	116,000	118,755
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A 5.125%, 6/01/22	25,000	24,937
Herc Rentals, Inc., 144A 7.50%, 6/01/22	44,000	46,255
Hertz Corp. 5.875%, 10/15/20	190,000	189,941
7.375%, 1/15/21 (a)	82,000	82,307
7.625%, 6/01/22, 144A	75,000	74,625
6.25%, 10/15/22 (a)	40,000	37,500
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/01/23	100,000	100,750
Monitronics International, Inc. 9.125%, 4/01/20 (a)	80,000	59,200
Nielsen Co. Luxembourg SARL, 144A 5.50%, 10/01/21	125,000	125,469
Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 10/01/20	300,000	300,000
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 9.25%, 5/15/23	75,000	80,535
RR Donnelley & Sons Co. 7.875%, 3/15/21 (a)	50,000	52,938

	Principal Amount	Value
Commercial Services (Continued)
Service Corp. International 5.375%, 1/15/22	$220,000	$223,787
United Rentals North America, Inc. 4.625%, 7/15/23	100,000	101,450
WEX, Inc., 144A 4.75%, 2/01/23	100,000	100,625

		2,149,858

Cosmetics/Personal Care — 0.7%
Avon Products, Inc. 6.60%, 3/15/20 (a)	50,000	50,192
7.00%, 3/15/23	75,000	64,688
Edgewell Personal Care Co. 4.70%, 5/24/22	100,000	99,780
Revlon Consumer Products Corp. 5.75%, 2/15/21 (a)	53,000	43,725

		258,385

Food — 1.2%
Darling Ingredients, Inc. 5.375%, 1/15/22	223,000	226,067
TreeHouse Foods, Inc. 4.875%, 3/15/22	255,000	255,956

		482,023

Healthcare-Products — 1.6%
DJO Finance LLC / DJO Finance Corp., 144A 8.125%, 6/15/21	75,000	77,835
Kinetic Concepts, Inc. / KCI USA, Inc., 144A 12.50%, 11/01/21	98,000	107,800
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 4.875%, 4/15/20, 144A (a)	225,000	225,281
5.75%, 8/01/22, 144A	100,000	93,750
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 6.625%, 5/15/22	150,000	147,938

		652,604

Healthcare-Services — 9.8%
Centene Corp. 5.625%, 2/15/21	240,000	245,400
4.75%, 5/15/22	92,000	94,070
CHS/Community Health Systems, Inc. 5.125%, 8/01/21 (a)	50,000	48,500
6.875%, 2/01/22	197,000	101,455
6.25%, 3/31/23	300,000	286,500
11.00%, 6/30/23, 144A (a)	125,000	112,500
8.125%, 6/30/24, 144A (a)	110,000	91,025
DaVita, Inc. 5.75%, 8/15/22	125,000	127,031
Envision Healthcare Corp. 5.125%, 7/01/22, 144A	50,000	51,000
5.625%, 7/15/22	169,000	174,070
HCA Healthcare, Inc. 6.25%, 2/15/21	200,000	209,500

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Healthcare-Services (Continued)
HCA, Inc. 3.75%, 3/15/19	$25,000	$25,100
4.25%, 10/15/19	100,000	101,366
6.50%, 2/15/20	200,000	208,100
5.875%, 3/15/22	300,000	319,500
4.75%, 5/01/23	250,000	254,687
LifePoint Health, Inc. 5.50%, 12/01/21	100,000	102,000
Quorum Health Corp. 11.625%, 4/15/23 (a)	40,000	40,000
RegionalCare Hospital Partners Holdings, Inc., 144A 8.25%, 5/01/23	75,000	80,063
Surgery Center Holdings, Inc., 144A 8.875%, 4/15/21 (a)	25,000	26,156
Tenet Healthcare Corp. 5.50%, 3/01/19	117,000	118,024
4.75%, 6/01/20	158,000	160,370
6.00%, 10/01/20	150,000	156,375
4.50%, 4/01/21	100,000	100,375
4.375%, 10/01/21	150,000	150,375
7.50%, 1/01/22, 144A	100,000	105,094
8.125%, 4/01/22	275,000	291,500
6.75%, 6/15/23	100,000	100,375

		3,880,511

Pharmaceuticals — 2.8%
Bausch Health Cos., Inc. 7.50%, 7/15/21, 144A	150,000	152,663
5.625%, 12/01/21, 144A	400,000	397,500
6.50%, 3/15/22, 144A	50,000	51,875
5.50%, 3/01/23, 144A	200,000	189,526
5.875%, 5/15/23, 144A	100,000	95,975
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A 6.00%, 7/15/23	200,000	173,000
Endo Finance LLC, 144A 5.75%, 1/15/22	26,000	24,180
Endo Finance LLC / Endo Finco, Inc., 144A 5.375%, 1/15/23	50,000	43,000

		1,127,719

Energy — 13.1%
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, 144A 4.25%, 1/31/23	50,000	48,875

Oil & Gas — 9.7%
Antero Resources Corp. 5.125%, 12/01/22	268,000	272,020
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A 10.00%, 4/01/22	100,000	111,000
Baytex Energy Corp., 144A 5.125%, 6/01/21	50,000	48,875
California Resources Corp., 144A 8.00%, 12/15/22 (a)	215,000	193,769

	Principal Amount	Value
Oil & Gas (Continued)
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21	$75,000	$74,250
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23 (a)	50,000	51,375
Chesapeake Energy Corp. 6.625%, 8/15/20	78,000	81,315
6.125%, 2/15/21	50,000	51,250
4.875%, 4/15/22	50,000	48,500
8.00%, 12/15/22, 144A	100,000	105,250
Citgo Holding, Inc., 144A 10.75%, 2/15/20	150,000	160,875
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	80,000	81,000
CNX Resources Corp. 5.875%, 4/15/22	200,000	200,490
Continental Resources, Inc. 4.50%, 4/15/23	200,000	204,824
Denbury Resources, Inc., 144A 9.25%, 3/31/22	100,000	107,125
Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, 4/01/22 (a)	85,000	52,275
Jupiter Resources, Inc., 144A 8.50%, 10/01/22	115,000	58,362
MEG Energy Corp., 144A 6.375%, 1/30/23	61,000	55,662
Murphy Oil Corp. 4.45%, 12/01/22	100,000	100,062
Nabors Industries, Inc. 5.00%, 9/15/20	200,000	201,729
4.625%, 9/15/21	25,000	24,963
5.50%, 1/15/23 (a)	50,000	50,118
Newfield Exploration Co. 5.75%, 1/30/22	100,000	106,000
QEP Resources, Inc. 5.375%, 10/01/22	100,000	101,030
Range Resources Corp. 5.00%, 8/15/22	60,000	59,400
5.00%, 3/15/23	100,000	98,330
Rowan Cos., Inc. 4.875%, 6/01/22	79,000	73,865
Sable Permian Resources Land LLC / AEPB Finance Corp. 7.125%, 11/01/20, 144A	60,000	38,700
13.00%, 11/30/20, 144A	200,000	222,000
7.375%, 11/01/21, 144A	40,000	25,200
Sanchez Energy Corp. 7.75%, 6/15/21	50,000	35,000
6.125%, 1/15/23	125,000	71,206
SM Energy Co. 6.125%, 11/15/22	38,000	39,282
Southwestern Energy Co. 4.10%, 3/15/22	97,000	95,060
Sunoco LP / Sunoco Finance Corp., 144A 4.875%, 1/15/23	175,000	173,082

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Oil & Gas (Continued)
Transocean, Inc. 5.80%, 10/15/22 (a)	$75,000	$74,437
9.00%, 7/15/23, 144A	50,000	54,063
Ultra Resources, Inc., 144A 6.875%, 4/15/22	52,000	25,610
Whiting Petroleum Corp. 5.75%, 3/15/21	60,000	61,650
6.25%, 4/01/23	50,000	51,625
WPX Energy, Inc. 6.00%, 1/15/22	117,000	121,388

		3,862,017

Oil & Gas Services — 0.9%
Bristow Group, Inc. 6.25%, 10/15/22 (a)	40,000	28,400
KCA Deutag UK Finance PLC, 144A 9.875%, 4/01/22	75,000	75,188
Weatherford International Ltd. 7.75%, 6/15/21 (a)	100,000	98,375
4.50%, 4/15/22	100,000	87,500
8.25%, 6/15/23 (a)	50,000	46,625

		336,088

Pipelines — 2.4%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A 6.125%, 11/15/22	100,000	102,498
DCP Midstream Operating LP 3.875%, 3/15/23	100,000	97,750
Energy Transfer Equity LP 7.50%, 10/15/20	118,000	127,292
4.25%, 3/15/23	100,000	100,530
Genesis Energy LP / Genesis Energy Finance Corp. 6.75%, 8/01/22	175,000	179,375
NGPL PipeCo LLC, 144A 4.375%, 8/15/22	100,000	101,125
Rockies Express Pipeline LLC, 144A 5.625%, 4/15/20	100,000	103,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/19	125,000	125,413

		937,608

Financial — 9.0%
Banks — 0.6%
CIT Group, Inc. 5.00%, 8/15/22	150,000	153,375
5.00%, 8/01/23	100,000	101,875

		255,250

Diversified Financial Services — 5.2%
Ally Financial, Inc. 3.75%, 11/18/19	100,000	100,625
8.00%, 3/15/20	150,000	159,562
7.50%, 9/15/20	250,000	267,500
4.125%, 2/13/22	100,000	99,750

	Principal Amount	Value
Diversified Financial Services (Continued)
Blackstone CQP Holdco LP, 144A 6.50%, 3/20/21	$150,000	$151,178
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A 7.50%, 4/15/21	25,000	25,875
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 4/01/20, 144A	25,000	25,562
6.875%, 4/15/22, 144A	75,000	76,125
Lincoln Finance Ltd., 144A 7.375%, 4/15/21	100,000	103,375
Navient Corp. Series MTN, 8.00%, 3/25/20	200,000	212,550
5.00%, 10/26/20	125,000	125,651
Series MTN, 7.25%, 1/25/22	50,000	53,063
6.50%, 6/15/22	250,000	258,825
5.50%, 1/25/23	50,000	49,625
Springleaf Finance Corp. 7.75%, 10/01/21	150,000	162,563
6.125%, 5/15/22	100,000	103,250
5.625%, 3/15/23	100,000	100,000

		2,075,079

Insurance — 0.3%
Genworth Holdings, Inc. 7.625%, 9/24/21	70,000	72,800
4.90%, 8/15/23	50,000	45,125

		117,925

Real Estate — 0.3%
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A 5.25%, 12/01/21	100,000	100,125

Real Estate Investment Trusts — 1.7%
Equinix, Inc. 5.375%, 1/01/22	84,000	86,713
5.375%, 4/01/23	100,000	102,625
Iron Mountain, Inc., 144A 4.375%, 6/01/21	100,000	100,500
iStar, Inc. 4.625%, 9/15/20	75,000	74,813
5.25%, 9/15/22	40,000	39,700
SBA Communications Corp. 4.875%, 7/15/22	50,000	50,750
4.00%, 10/01/22	100,000	98,274
Starwood Property Trust, Inc. 5.00%, 12/15/21	125,000	126,250

		679,625

Venture Capital — 0.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/01/22	250,000	255,197
6.25%, 2/01/22	100,000	102,990

		358,187

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Industrial — 8.0%
Aerospace/Defense — 2.7%
Arconic, Inc. 5.40%, 4/15/21	$150,000	$154,561
5.87%, 2/23/22	200,000	208,920
Bombardier, Inc. 7.75%, 3/15/20, 144A	150,000	158,063
8.75%, 12/01/21, 144A	100,000	110,500
5.75%, 3/15/22, 144A	102,000	102,765
6.00%, 10/15/22, 144A	100,000	100,750
6.125%, 1/15/23, 144A	80,000	81,000
KLX, Inc., 144A 5.875%, 12/01/22	100,000	103,750
TransDigm, Inc. 6.00%, 7/15/22	50,000	50,625

		1,070,934

Building Materials — 0.4%
Griffon Corp. 5.25%, 3/01/22	51,000	50,505
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/23	100,000	101,875

		152,380

Engineering & Construction — 0.1%
MasTec, Inc. 4.875%, 3/15/23	50,000	49,375

Environmental Control — 0.1%
GFL Environmental, Inc., 144A 5.375%, 3/01/23	50,000	47,625

Packaging & Containers — 3.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A 4.625%, 5/15/23	200,000	198,750
Ball Corp. 5.00%, 3/15/22	156,000	161,655
Berry Global, Inc. 5.50%, 5/15/22	50,000	51,000
6.00%, 10/15/22	345,000	356,212
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	70,000	70,175
Graphic Packaging International LLC 4.75%, 4/15/21	50,000	50,780
Owens-Brockway Glass Container, Inc., 144A 5.00%, 1/15/22	52,000	52,325
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/20	193,822	194,306
5.125%, 7/15/23, 144A	175,000	174,563
Sealed Air Corp. 6.50%, 12/01/20, 144A	69,000	72,968
4.875%, 12/01/22, 144A	75,000	75,656

		1,458,390

	Principal Amount	Value
Transportation — 0.4%
Hornbeck Offshore Services, Inc. 5.00%, 3/01/21	$50,000	$36,250
XPO Logistics, Inc., 144A 6.50%, 6/15/22	131,000	135,810

		172,060

Trucking & Leasing — 0.6%
Park Aerospace Holdings Ltd. 5.25%, 8/15/22, 144A	125,000	127,813
4.50%, 3/15/23, 144A	100,000	99,125

		226,938

Technology — 5.7%
Computers — 2.4%
Dell International LLC / EMC Corp., 144A 5.875%, 6/15/21	103,000	106,236
Dell, Inc. 5.875%, 6/15/19	273,000	278,460
EMC Corp. 2.65%, 6/01/20	100,000	97,833
3.375%, 6/01/23	100,000	94,498
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23	100,000	105,250
Harland Clarke Holdings Corp., 144A 9.25%, 3/01/21 (a)	175,000	160,125
NCR Corp. 5.00%, 7/15/22	100,000	98,000
Sungard Availability Services Capital, Inc., 144A 8.75%, 4/01/22	50,000	25,500

		965,902

Office/Business Equipment — 0.2%
Pitney Bowes, Inc. 4.70%, 4/01/23	100,000	89,750

Semiconductors — 1.5%
Amkor Technology, Inc. 6.375%, 10/01/22	50,000	51,000
NXP BV / NXP Funding LLC 4.125%, 6/01/21, 144A	250,000	250,937
3.875%, 9/01/22, 144A	200,000	198,750
STATS ChipPAC Pte Ltd., 144A 8.50%, 11/24/20	107,000	108,605

		609,292

Software — 1.6%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	145,000	148,402
First Data Corp., 144A 5.375%, 8/15/23	100,000	102,015
Infor US, Inc. 6.50%, 5/15/22	150,000	152,695
Riverbed Technology, Inc., 144A 8.875%, 3/01/23 (a)	50,000	46,438
TIBCO Software, Inc., 144A 11.375%, 12/01/21	150,000	160,687

		610,237

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Utilities — 1.6%
Electric — 1.6%
AES Corp. 4.50%, 3/15/23	$200,000	$200,750
Calpine Corp. 5.375%, 1/15/23	125,000	119,219
DPL, Inc. 7.25%, 10/15/21	10,000	10,862
NRG Energy, Inc. 6.25%, 7/15/22	100,000	103,500
Talen Energy Supply LLC 4.60%, 12/15/21	29,000	25,303
9.50%, 7/15/22, 144A (a)	80,000	77,600
Vistra Energy Corp. 7.375%, 11/01/22	100,000	104,375

		641,609

TOTAL CORPORATE BONDS (Cost $38,845,473)		38,622,715

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 6.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c) (Cost $2,437,670)	2,437,670	$2,437,670

TOTAL INVESTMENTS — 103.3% (Cost $41,283,143)		$41,060,385
Other assets and liabilities, net — (3.3%)		(1,304,578)

NET ASSETS — 100.0%		$39,755,807

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

Value ($) at 1/10/2018 Commencement of Operations	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL — 6.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c)
—	2,437,670	—	—	—	17,830	—	2,437,670	2,437,670

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $2,359,140, which is 5.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $30,709.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$38,622,715	$—	$38,622,715
Short-Term Investments	2,437,670	—	—	2,437,670

TOTAL	$2,437,670	$38,622,715	$—	$41,060,385

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

August 31, 2018

	Principal Amount	Value
CORPORATE BONDS — 97.7%
Basic Materials — 4.8%
Chemicals — 2.5%
Ashland LLC 4.75%, 8/15/22	$1,805,000	$1,827,923
Blue Cube Spinco LLC 9.75%, 10/15/23	2,800,000	3,188,500
10.00%, 10/15/25	1,098,000	1,276,425
CF Industries, Inc. 7.125%, 5/01/20	1,016,000	1,076,960
3.45%, 6/01/23	1,132,000	1,090,965
Chemours Co. 6.625%, 5/15/23 (a)	1,157,000	1,213,404
7.00%, 5/15/25	2,250,000	2,413,125
5.375%, 5/15/27	777,000	765,345
Consolidated Energy Finance SA 6.875%, 6/15/25, 144A	1,000,000	1,035,500
6.50%, 5/15/26, 144A	700,000	706,125
Hexion, Inc. 6.625%, 4/15/20	2,703,000	2,564,471
10.375%, 2/01/22, 144A	1,328,000	1,313,432
Huntsman International LLC 4.875%, 11/15/20	1,194,000	1,225,939
5.125%, 11/15/22	1,528,000	1,581,480
INEOS Group Holdings SA, 144A 5.625%, 8/01/24 (a)	1,205,000	1,192,432
Momentive Performance Materials, Inc. 3.88%, 10/24/21	1,791,000	1,916,370
NOVA Chemicals Corp. 5.25%, 8/01/23, 144A	1,400,000	1,405,250
4.875%, 6/01/24, 144A	1,842,000	1,807,462
5.00%, 5/01/25, 144A	1,147,000	1,109,722
5.25%, 6/01/27, 144A	1,924,000	1,832,610
OCI NV, 144A 6.625%, 4/15/23	1,510,000	1,568,512
Olin Corp. 5.125%, 9/15/27	666,000	661,005
5.00%, 2/01/30	625,000	599,219
Perstorp Holding AB, 144A 11.00%, 9/30/21	631,000	689,368
Platform Specialty Products Corp. 6.50%, 2/01/22, 144A	2,409,000	2,472,236
5.875%, 12/01/25, 144A (a)	1,538,000	1,528,388
PolyOne Corp. 5.25%, 3/15/23	1,395,000	1,442,500
PQ Corp., 144A 6.75%, 11/15/22	1,257,000	1,318,279
SPCM SA, 144A 4.875%, 9/15/25	1,462,000	1,401,225
WR Grace & Co.-Conn, 144A 5.125%, 10/01/21	1,418,000	1,460,540

		43,684,712

Iron/Steel — 0.7%
AK Steel Corp. 7.625%, 10/01/21 (a)	1,045,000	1,071,125
7.00%, 3/15/27 (a)	788,000	750,570

	Principal Amount	Value
Iron/Steel (Continued)
Allegheny Technologies, Inc. 5.95%, 1/15/21	$810,000	$826,200
7.875%, 8/15/23 (a)	1,081,000	1,160,724
Cleveland-Cliffs, Inc. 4.875%, 1/15/24, 144A	572,000	559,130
5.75%, 3/01/25 (a)	2,400,000	2,365,944
Steel Dynamics, Inc. 5.125%, 10/01/21	727,000	738,087
5.25%, 4/15/23	1,913,000	1,949,442
5.50%, 10/01/24	477,000	490,117
United States Steel Corp. 6.875%, 8/15/25	2,116,000	2,158,320
6.25%, 3/15/26	921,000	919,849

		12,989,508

Mining — 1.6%
Alcoa Nederland Holding BV 6.75%, 9/30/24, 144A	2,015,000	2,145,975
7.00%, 9/30/26, 144A	847,000	917,936
6.125%, 5/15/28, 144A	1,035,000	1,071,225
Aleris International, Inc., 144A 10.75%, 7/15/23	500,000	533,750
Constellium NV 5.75%, 5/15/24, 144A	799,000	799,999
6.625%, 3/01/25, 144A (a)	1,623,000	1,655,460
5.875%, 2/15/26, 144A	693,000	680,872
FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22, 144A	1,133,000	1,116,062
5.125%, 3/15/23, 144A (a)	1,377,000	1,349,460
5.125%, 5/15/24, 144A (a)	1,294,000	1,256,798
Freeport-McMoRan, Inc. 3.10%, 3/15/20	2,000,000	1,988,300
4.00%, 11/14/21	3,144,000	3,127,305
3.55%, 3/01/22	1,757,000	1,699,898
6.875%, 2/15/23	1,800,000	1,930,500
3.875%, 3/15/23	3,119,000	3,005,936
4.55%, 11/14/24 (a)	2,178,000	2,107,215
Hudbay Minerals, Inc. 7.25%, 1/15/23, 144A	170,000	173,825
7.625%, 1/15/25, 144A	1,779,000	1,816,804
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	1,140,000	1,259,700
Teck Resources Ltd., 144A 8.50%, 6/01/24	470,000	517,000

		29,154,020

Communications — 22.6%
Advertising — 0.4%
Acosta, Inc., 144A 7.75%, 10/01/22	1,554,000	710,955
Lamar Media Corp. 5.00%, 5/01/23	998,000	1,020,455
5.375%, 1/15/24	2,015,000	2,060,338
5.75%, 2/01/26	496,000	517,080
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, 2/15/22	1,090,000	1,099,527

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Advertising (Continued)
5.625%, 2/15/24	$1,060,000	$1,075,900
5.875%, 3/15/25	675,000	683,437

		7,167,692

Internet — 1.7%
Match Group, Inc., 144A 5.00%, 12/15/27	1,000,000	987,500
Netflix, Inc. 5.375%, 2/01/21	1,200,000	1,240,500
5.50%, 2/15/22	1,734,000	1,796,857
5.75%, 3/01/24	842,000	864,102
5.875%, 2/15/25	732,000	757,620
4.375%, 11/15/26 (a)	3,750,000	3,551,963
4.875%, 4/15/28, 144A	2,731,000	2,591,036
5.875%, 11/15/28, 144A	3,255,000	3,278,794
Symantec Corp. 4.20%, 9/15/20	1,263,000	1,274,356
3.95%, 6/15/22	767,000	745,765
5.00%, 4/15/25, 144A	2,052,000	2,040,253
VeriSign, Inc. 4.625%, 5/01/23	1,800,000	1,834,560
5.25%, 4/01/25	759,000	773,269
4.75%, 7/15/27	1,225,000	1,185,188
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 4/01/23	2,542,000	2,632,673
6.375%, 5/15/25	2,481,000	2,601,949
5.75%, 1/15/27, 144A	2,973,000	2,987,865

		31,144,250

Media — 11.1%
Altice Financing SA 6.625%, 2/15/23, 144A	4,055,000	4,090,441
7.50%, 5/15/26, 144A	5,254,000	5,030,705
Altice Finco SA, 144A 8.125%, 1/15/24 (a)	1,000,000	1,012,500
Altice France SA 6.25%, 5/15/24, 144A	3,284,000	3,255,265
7.375%, 5/01/26, 144A	10,065,000	9,926,606
8.125%, 2/01/27, 144A	3,650,000	3,713,875
Altice Luxembourg SA 7.75%, 5/15/22, 144A (a)	5,542,000	5,361,885
7.625%, 2/15/25, 144A (a)	2,629,000	2,439,817
Altice US Finance I Corp. 5.375%, 7/15/23, 144A	1,820,000	1,835,925
5.50%, 5/15/26, 144A	3,032,000	2,986,520
AMC Networks, Inc. 4.75%, 12/15/22	465,000	466,162
5.00%, 4/01/24	2,056,000	2,027,730
4.75%, 8/01/25	1,900,000	1,838,250
Cable One, Inc., 144A 5.75%, 6/15/22	1,100,000	1,122,000
Cablevision Systems Corp. 8.00%, 4/15/20	1,554,000	1,639,470
5.875%, 9/15/22	1,074,000	1,095,480
CBS Radio, Inc., 144A 7.25%, 11/01/24 (a)	850,000	818,125

	Principal Amount	Value
Media (Continued)
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 3/15/21	$689,000	$694,598
5.25%, 9/30/22	1,731,000	1,746,146
5.125%, 2/15/23	1,937,000	1,944,264
4.00%, 3/01/23, 144A	1,775,000	1,697,344
5.125%, 5/01/23, 144A	2,439,000	2,445,097
5.75%, 9/01/23	1,271,000	1,296,420
5.75%, 1/15/24	1,531,000	1,561,360
5.875%, 4/01/24, 144A	3,051,000	3,119,647
5.375%, 5/01/25, 144A	2,100,000	2,092,125
5.75%, 2/15/26, 144A	4,908,000	4,920,270
5.50%, 5/01/26, 144A	2,129,000	2,107,710
5.125%, 5/01/27, 144A	5,097,000	4,874,006
5.875%, 5/01/27, 144A	1,752,000	1,736,670
5.00%, 2/01/28, 144A	6,041,000	5,687,783
Cengage Learning, Inc., 144A 9.50%, 6/15/24	1,288,000	1,114,893
Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.125%, 12/15/21, 144A	1,561,000	1,568,805
5.125%, 12/15/21, 144A	2,275,000	2,283,508
7.75%, 7/15/25, 144A	993,000	1,061,269
7.50%, 4/01/28, 144A	2,000,000	2,095,000
Clear Channel Worldwide Holdings, Inc. Series B, 7.625%, 3/15/20	3,576,000	3,602,820
Series A, 6.50%, 11/15/22	1,600,000	1,638,000
Series B, 6.50%, 11/15/22	3,929,000	4,037,047
CSC Holdings LLC 6.75%, 11/15/21	1,610,000	1,710,625
10.125%, 1/15/23, 144A	3,453,000	3,789,668
5.25%, 6/01/24	1,231,000	1,197,147
6.625%, 10/15/25, 144A	1,994,000	2,076,253
10.875%, 10/15/25, 144A	2,831,000	3,301,654
5.50%, 4/15/27, 144A	1,752,000	1,710,390
5.375%, 2/01/28, 144A	2,857,000	2,745,434
DISH DBS Corp. 7.875%, 9/01/19	1,965,000	2,036,231
5.125%, 5/01/20	3,270,000	3,298,612
6.75%, 6/01/21	3,902,000	3,970,285
5.875%, 7/15/22 (a)	3,800,000	3,662,250
5.00%, 3/15/23 (a)	2,443,000	2,183,431
5.875%, 11/15/24	3,944,000	3,446,070
7.75%, 7/01/26	3,990,000	3,615,937
Gray Television, Inc. 5.125%, 10/15/24, 144A	925,000	908,813
5.875%, 7/15/26, 144A	1,133,000	1,135,833
Meredith Corp., 144A 6.875%, 2/01/26 (a)	2,552,000	2,590,280
Nexstar Broadcasting, Inc., 144A 5.625%, 8/01/24	1,443,500	1,422,136
Quebecor Media, Inc. 5.75%, 1/15/23	1,700,000	1,768,000
Sinclair Television Group, Inc. 5.375%, 4/01/21	708,000	712,425
6.125%, 10/01/22	919,000	945,605

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Media (Continued)
5.625%, 8/01/24, 144A	$1,300,000	$1,283,750
5.125%, 2/15/27, 144A	850,000	790,500
Sirius XM Radio, Inc. 3.875%, 8/01/22, 144A	3,458,000	3,410,280
4.625%, 5/15/23, 144A	987,000	986,013
6.00%, 7/15/24, 144A	1,560,000	1,624,896
5.375%, 4/15/25, 144A	1,636,000	1,664,630
5.375%, 7/15/26, 144A	1,744,000	1,744,000
5.00%, 8/01/27, 144A	2,900,000	2,816,596
TEGNA, Inc. 5.125%, 7/15/20	201,000	203,010
6.375%, 10/15/23	2,304,000	2,396,160
Telenet Finance Luxembourg Notes Sarl, 144A 5.50%, 3/01/28	1,800,000	1,692,000
Tribune Media Co. 5.875%, 7/15/22	2,200,000	2,244,000
Unitymedia GmbH, 144A 6.125%, 1/15/25	2,100,000	2,205,000
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 144A 5.00%, 1/15/25	1,269,000	1,295,966
Univision Communications, Inc. 5.125%, 5/15/23, 144A	2,286,000	2,177,415
5.125%, 2/15/25, 144A	2,995,000	2,755,400
UPC Holding BV, 144A 5.50%, 1/15/28	950,000	887,063
UPCB Finance IV Ltd., 144A 5.375%, 1/15/25	2,301,000	2,278,220
Videotron Ltd. 5.00%, 7/15/22	1,676,000	1,711,615
5.375%, 6/15/24, 144A	1,181,000	1,217,906
5.125%, 4/15/27, 144A	1,069,000	1,060,983
Virgin Media Finance PLC 6.375%, 4/15/23, 144A	600,000	621,000
6.00%, 10/15/24, 144A	1,085,000	1,075,506
5.75%, 1/15/25, 144A	723,000	699,503
Virgin Media Secured Finance PLC 5.25%, 1/15/21	275,000	282,563
5.50%, 1/15/25, 144A	590,000	583,363
5.25%, 1/15/26, 144A	2,300,000	2,245,835
5.50%, 8/15/26, 144A	1,333,000	1,313,005
Ziggo Bond Finance BV 5.875%, 1/15/25, 144A	1,100,000	1,032,625
6.00%, 1/15/27, 144A	1,240,000	1,128,400
Ziggo BV, 144A 5.50%, 1/15/27	3,598,000	3,397,879

		199,037,699

Telecommunications — 9.4%
Anixter, Inc. 5.125%, 10/01/21	751,500	775,924
CenturyLink, Inc. Series V, 5.625%, 4/01/20	1,568,000	1,607,200
Series S, 6.45%, 6/15/21	2,404,000	2,512,180
Series T, 5.80%, 3/15/22	2,942,000	3,022,022
Series W, 6.75%, 12/01/23 (a)	1,700,000	1,776,500

	Principal Amount	Value
Telecommunications (Continued)
Series Y, 7.50%, 4/01/24 (a)	$1,895,000	$2,032,387
5.625%, 4/01/25 (a)	1,170,000	1,146,600
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24	1,300,000	1,150,500
CommScope Technologies LLC 6.00%, 6/15/25, 144A	2,696,000	2,803,840
5.00%, 3/15/27, 144A	1,335,000	1,301,625
CommScope, Inc. 5.00%, 6/15/21, 144A	1,218,000	1,228,657
5.50%, 6/15/24, 144A	1,610,000	1,636,162
Consolidated Communications, Inc. 6.50%, 10/01/22 (a)	784,000	743,820
DKT Finance ApS, 144A 9.375%, 6/17/23	700,000	742,000
Frontier Communications Corp. 8.75%, 4/15/22 (a)	1,600,000	1,296,000
10.50%, 9/15/22 (a)	3,900,000	3,451,500
7.125%, 1/15/23	2,100,000	1,441,125
7.625%, 4/15/24	2,000,000	1,270,000
6.875%, 1/15/25 (a)	1,650,000	973,500
11.00%, 9/15/25 (a)	5,896,000	4,539,920
8.50%, 4/01/26, 144A	3,389,000	3,201,080
GTH Finance BV 6.25%, 4/26/20, 144A	500,000	507,252
7.25%, 4/26/23, 144A	1,580,000	1,647,567
GTT Communications, Inc., 144A 7.875%, 12/31/24 (a)	1,425,000	1,353,750
Hughes Satellite Systems Corp. 7.625%, 6/15/21	1,985,000	2,143,800
5.25%, 8/01/26	1,525,000	1,464,000
6.625%, 8/01/26	1,241,000	1,191,360
Inmarsat Finance PLC 4.875%, 5/15/22, 144A	2,200,000	2,216,500
6.50%, 10/01/24, 144A	721,000	742,630
Intelsat Connect Finance SA, 144A 9.50%, 2/15/23	2,000,000	1,995,900
Intelsat Jackson Holdings SA 7.25%, 10/15/20	5,200,000	5,219,500
7.50%, 4/01/21	2,642,000	2,671,722
9.50%, 9/30/22, 144A	1,702,000	1,982,830
5.50%, 8/01/23	3,660,000	3,347,802
8.00%, 2/15/24, 144A	1,162,000	1,225,910
9.75%, 7/15/25, 144A	2,506,000	2,659,492
Intelsat Luxembourg SA 7.75%, 6/01/21 (a)	3,761,000	3,643,469
8.125%, 6/01/23	2,539,000	2,212,104
Level 3 Financing, Inc. 6.125%, 1/15/21	819,000	824,889
5.375%, 8/15/22	1,457,000	1,475,212
5.625%, 2/01/23	1,960,000	1,988,832
5.125%, 5/01/23	1,619,000	1,621,574
5.375%, 1/15/24	1,659,000	1,663,148
5.375%, 5/01/25	1,102,000	1,090,980
5.25%, 3/15/26	1,555,000	1,527,943
Level 3 Parent LLC 5.75%, 12/01/22	1,301,000	1,314,010

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Telecommunications (Continued)
Nokia OYJ 3.375%, 6/12/22	$2,165,000	$2,121,440
4.375%, 6/12/27	637,000	613,909
Qwest Corp. 6.75%, 12/01/21	1,362,000	1,462,509
Sable International Finance Ltd., 144A 6.875%, 8/01/22	1,508,000	1,573,975
Sprint Communications, Inc. 7.00%, 3/01/20, 144A	2,405,000	2,504,206
7.00%, 8/15/20	3,007,000	3,157,350
11.50%, 11/15/21	2,500,000	2,956,250
6.00%, 11/15/22	3,574,000	3,626,502
Sprint Corp. 7.25%, 9/15/21	4,562,000	4,794,388
7.875%, 9/15/23	7,576,000	8,172,610
7.125%, 6/15/24	4,313,000	4,485,520
7.625%, 2/15/25	3,500,000	3,723,125
7.625%, 3/01/26	3,200,000	3,368,512
Telecom Italia SpA, 144A 5.303%, 5/30/24	3,146,000	3,149,933
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	1,679,000	1,662,560
T-Mobile USA, Inc. 4.00%, 4/15/22 (a)	2,868,000	2,857,245
6.00%, 3/01/23	1,973,000	2,035,544
6.50%, 1/15/24	1,382,000	1,433,825
6.00%, 4/15/24	2,102,000	2,186,080
6.375%, 3/01/25	4,158,000	4,334,715
5.125%, 4/15/25	836,000	844,745
6.50%, 1/15/26	3,123,000	3,309,412
4.50%, 2/01/26	2,220,000	2,120,100
5.375%, 4/15/27	796,000	802,129
4.75%, 2/01/28	2,144,000	2,021,899
VEON Holdings BV 3.95%, 6/16/21, 144A	700,000	675,787
7.504%, 3/01/22, 144A	1,240,000	1,324,308
5.95%, 2/13/23, 144A	1,750,000	1,753,850
4.95%, 6/16/24, 144A	1,700,000	1,615,510
Wind Tre SpA, 144A 5.00%, 1/20/26	3,750,000	3,373,744
Windstream Services LLC / Windstream Finance Corp. 6.375%, 8/01/23	179,000	96,660
10.50%, 6/30/24, 144A	1,077,000	872,370
9.00%, 6/30/25, 144A	2,187,000	1,591,043
8.625%, 10/31/25, 144A	1,300,000	1,218,750
WTT Investment Ltd., 144A 5.50%, 11/21/22	1,165,000	1,170,112

		169,395,335

Consumer, Cyclical — 12.3%
Airlines — 0.3%
Air Canada, 144A 7.75%, 4/15/21	944,000	1,019,520
American Airlines Group, Inc. 5.50%, 10/01/19, 144A	1,642,000	1,670,735
4.625%, 3/01/20, 144A	1,278,000	1,290,460

	Principal Amount	Value
Airlines (Continued)
United Continental Holdings, Inc. 4.25%, 10/01/22	$550,000	$541,063
Virgin Australia Holdings Ltd. 8.50%, 11/15/19, 144A	195,000	196,999
7.875%, 10/15/21, 144A	300,000	296,250

		5,015,027

Apparel — 0.2%
Hanesbrands, Inc. 4.625%, 5/15/24, 144A	1,848,000	1,811,040
4.875%, 5/15/26, 144A	1,700,500	1,645,234
Levi Strauss & Co. 5.00%, 5/01/25	1,015,000	1,025,150

		4,481,424

Auto Manufacturers — 0.9%
Allison Transmission, Inc. 5.00%, 10/01/24, 144A	1,076,000	1,062,550
4.75%, 10/01/27, 144A	997,000	939,672
Fiat Chrysler Automobiles NV 4.50%, 4/15/20	3,294,000	3,322,822
5.25%, 4/15/23 (a)	2,217,000	2,258,569
Jaguar Land Rover Automotive PLC 4.25%, 11/15/19, 144A	1,127,000	1,127,000
3.50%, 3/15/20, 144A	497,000	491,409
5.625%, 2/01/23, 144A (a)	748,000	740,520
4.50%, 10/01/27, 144A (a)	1,200,000	1,021,500
Navistar International Corp., 144A 6.625%, 11/01/25	2,416,000	2,524,720
Tesla, Inc., 144A 5.30%, 8/15/25 (a)	3,441,000	2,989,369

		16,478,131

Auto Parts & Equipment — 0.7%
Adient Global Holdings Ltd., 144A 4.875%, 8/15/26 (a)	1,885,000	1,705,925
American Axle & Manufacturing, Inc. 6.625%, 10/15/22 (a)	577,000	592,146
6.25%, 4/01/25 (a)	2,137,000	2,134,329
6.25%, 3/15/26	627,000	619,946
6.50%, 4/01/27 (a)	813,000	807,919
Dana, Inc. 5.50%, 12/15/24	1,000,000	996,250
Goodyear Tire & Rubber Co. 5.125%, 11/15/23 (a)	2,114,000	2,114,000
5.00%, 5/31/26 (a)	1,358,000	1,279,915
4.875%, 3/15/27 (a)	1,246,000	1,146,320
Tenneco, Inc. 5.00%, 7/15/26	1,171,000	1,042,190

		12,438,940

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc., 144A 5.875%, 5/15/26	1,263,000	1,270,831
Core & Main LP, 144A 6.125%, 8/15/25	950,000	916,750

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Distribution/Wholesale (Continued)
HD Supply, Inc., 144A 5.75%, 4/15/24	$1,671,000	$1,760,816
KAR Auction Services, Inc., 144A 5.125%, 6/01/25	1,617,000	1,588,702
LKQ Corp. 4.75%, 5/15/23	1,093,000	1,101,198
Univar USA, Inc., 144A 6.75%, 7/15/23	520,000	536,900

		7,175,197

Entertainment — 1.8%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/25 (a)	2,000,000	1,948,760
5.875%, 11/15/26 (a)	659,000	644,172
6.125%, 5/15/27 (a)	1,042,000	1,026,370
Caesars Resort Collection LLC / CRC Finco, Inc., 144A 5.25%, 10/15/25	3,093,000	2,965,414
Cinemark USA, Inc. 5.125%, 12/15/22	1,148,000	1,159,480
4.875%, 6/01/23	1,844,000	1,830,170
Eldorado Resorts, Inc. 6.00%, 4/01/25	1,800,000	1,838,250
International Game Technology PLC 5.625%, 2/15/20, 144A	1,700,000	1,738,250
6.25%, 2/15/22, 144A	3,013,000	3,124,481
6.50%, 2/15/25, 144A	2,072,000	2,185,960
LHMC Finco Sarl, 144A 7.875%, 12/20/23	1,125,000	1,136,250
Live Nation Entertainment, Inc., 144A 4.875%, 11/01/24	1,117,000	1,101,641
Merlin Entertainments PLC, 144A 5.75%, 6/15/26	405,000	413,100
Mohegan Gaming & Entertainment, 144A 7.875%, 10/15/24 (a)	1,116,000	1,039,275
Scientific Games International, Inc. 10.00%, 12/01/22	4,580,000	4,860,983
5.00%, 10/15/25, 144A	2,400,000	2,286,000
Six Flags Entertainment Corp. 4.875%, 7/31/24, 144A	1,526,000	1,503,110
5.50%, 4/15/27, 144A	905,000	900,475

		31,702,141

Food Service — 0.3%
Aramark Services, Inc. 5.125%, 1/15/24	1,887,000	1,920,947
5.00%, 4/01/25, 144A	1,154,000	1,164,098
4.75%, 6/01/26	1,124,000	1,109,950
5.00%, 2/01/28, 144A	1,600,000	1,570,000

		5,764,995

Home Builders — 1.5%
Beazer Homes USA, Inc. 8.75%, 3/15/22	1,495,000	1,584,237
5.875%, 10/15/27	800,000	686,000

	Principal Amount	Value
Home Builders (Continued)
Brookfield Residential Properties, Inc., 144A 6.50%, 12/15/20	$425,000	$428,612
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 144A 6.125%, 7/01/22	433,000	438,412
K Hovnanian Enterprises, Inc. 10.00%, 7/15/22, 144A	1,158,000	1,163,790
10.50%, 7/15/24, 144A	609,000	605,955
KB Home 7.00%, 12/15/21	1,000,000	1,057,500
Lennar Corp. 4.50%, 11/15/19	435,000	439,350
4.75%, 4/01/21 (a)	962,000	977,633
4.125%, 1/15/22	870,000	867,825
4.75%, 11/15/22	1,562,000	1,569,810
4.875%, 12/15/23	795,000	798,975
4.50%, 4/30/24	1,097,000	1,079,503
5.875%, 11/15/24	1,400,000	1,459,640
4.75%, 5/30/25	505,000	498,687
4.75%, 11/29/27	1,783,000	1,709,451
Mattamy Group Corp. 6.875%, 12/15/23, 144A	862,000	881,395
6.50%, 10/01/25, 144A	752,000	744,630
Meritage Homes Corp. 6.00%, 6/01/25	830,000	840,375
PulteGroup, Inc. 4.25%, 3/01/21	1,104,000	1,112,611
5.50%, 3/01/26	1,388,000	1,382,795
5.00%, 1/15/27	1,274,000	1,218,263
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A 5.25%, 4/15/21	1,173,000	1,175,933
Toll Brothers Finance Corp. 5.875%, 2/15/22	1,146,000	1,199,003
4.375%, 4/15/23 (a)	908,000	907,065
4.875%, 3/15/27	542,000	520,320
4.35%, 2/15/28	709,000	652,280
William Lyon Homes, Inc. 5.875%, 1/31/25	900,000	856,125

		26,856,175

Home Furnishings — 0.1%
Tempur Sealy International, Inc. 5.625%, 10/15/23	961,000	965,805
5.50%, 6/15/26	1,083,000	1,058,632

		2,024,437

Housewares — 0.0%
Scotts Miracle-Gro Co. 6.00%, 10/15/23	588,000	599,760

Leisure Time — 0.4%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/01/22 (a)	1,339,000	1,346,123
Carlson Travel, Inc., 144A 6.75%, 12/15/23 (a)	400,000	403,000

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Leisure Time (Continued)
NCL Corp. Ltd., 144A 4.75%, 12/15/21	$738,000	$744,458
Sabre GLBL, Inc. 5.375%, 4/15/23, 144A	1,609,000	1,629,113
5.25%, 11/15/23, 144A	765,000	770,454
Viking Cruises Ltd., 144A 5.875%, 9/15/27	1,400,000	1,379,000
VOC Escrow Ltd., 144A 5.00%, 2/15/28	125,000	121,041

		6,393,189

Lodging — 2.3%
Boyd Gaming Corp. 6.875%, 5/15/23	1,965,000	2,073,075
6.375%, 4/01/26	1,424,000	1,461,380
6.00%, 8/15/26	1,338,000	1,354,725
Diamond Resorts International, Inc. 7.75%, 9/01/23, 144A (a)	1,126,000	1,181,951
10.75%, 9/01/24, 144A (a)	1,366,000	1,430,885
Hilton Domestic Operating Co., Inc. 4.25%, 9/01/24	1,573,000	1,533,675
5.125%, 5/01/26, 144A	2,716,000	2,732,975
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/01/25	2,422,000	2,397,780
4.875%, 4/01/27	947,000	933,979
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A 6.75%, 11/15/21	1,287,000	1,335,262
Melco Resorts Finance Ltd., 144A 4.875%, 6/06/25	1,400,000	1,332,702
MGM Resorts International 5.25%, 3/31/20	555,000	567,487
6.75%, 10/01/20	965,000	1,016,869
6.625%, 12/15/21	3,417,000	3,622,020
7.75%, 3/15/22	1,086,000	1,195,957
6.00%, 3/15/23	1,803,000	1,876,292
5.75%, 6/15/25	2,681,000	2,713,172
4.625%, 9/01/26	1,140,000	1,080,150
Station Casinos LLC, 144A 5.00%, 10/01/25	1,069,000	1,035,594
Studio City Co. Ltd., 144A 7.25%, 11/30/21	2,132,000	2,190,630
Studio City Finance Ltd., 144A 8.50%, 12/01/20	1,000,000	1,013,500
Wyndham Destinations, Inc. 3.90%, 3/01/23 (a)	1,400,000	1,312,500
4.50%, 4/01/27	800,000	768,240
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, 5/30/23, 144A	2,005,000	1,929,813
5.50%, 3/01/25, 144A	1,912,000	1,896,513
5.25%, 5/15/27, 144A	2,394,000	2,241,383

		42,228,509

	Principal Amount	Value
Retail — 3.1%
1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/22, 144A	$2,440,000	$2,446,100
4.25%, 5/15/24, 144A	3,035,000	2,906,012
5.00%, 10/15/25, 144A	5,400,000	5,238,000
Asbury Automotive Group, Inc. 6.00%, 12/15/24	1,200,000	1,209,000
Beacon Roofing Supply, Inc., 144A 4.875%, 11/01/25	2,500,000	2,318,750
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/01/21 (a)	1,560,000	1,435,200
6.75%, 1/15/22 (a)	362,000	323,990
6.75%, 6/15/23	1,285,000	1,111,525
Golden Nugget, Inc. 6.75%, 10/15/24, 144A	2,061,000	2,099,644
8.75%, 10/01/25, 144A	1,900,000	2,009,250
Group 1 Automotive, Inc. 5.00%, 6/01/22	1,200,000	1,194,000
IRB Holding Corp., 144A 6.75%, 2/15/26 (a)	1,000,000	957,500
JC Penney Corp., Inc. 5.875%, 7/01/23, 144A (a)	1,098,000	990,945
8.625%, 3/15/25, 144A (a)	667,000	496,915
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/01/24, 144A	1,823,000	1,823,000
5.25%, 6/01/26, 144A	1,744,000	1,748,360
4.75%, 6/01/27, 144A	1,820,000	1,738,100
L Brands, Inc. 6.625%, 4/01/21	885,000	933,675
5.625%, 2/15/22	552,000	560,970
6.694%, 1/15/27, 144A	2,700,000	2,558,250
5.25%, 2/01/28 (a)	75,000	64,594
Michaels Stores, Inc., 144A 5.875%, 12/15/20	875,000	879,375
Neiman Marcus Group Ltd. LLC, 144A 8.00%, 10/15/21 (a)	1,917,000	1,308,352
Penske Automotive Group, Inc. 5.75%, 10/01/22	969,000	988,986
5.50%, 5/15/26	1,069,000	1,050,292
PetSmart, Inc. 7.125%, 3/15/23, 144A	3,253,000	2,203,907
5.875%, 6/01/25, 144A	3,150,000	2,571,188
8.875%, 6/01/25, 144A	1,088,000	739,840
QVC, Inc. 5.125%, 7/02/22	601,000	613,717
4.375%, 3/15/23	1,197,000	1,185,093
4.85%, 4/01/24	1,843,000	1,845,353
4.45%, 2/15/25	1,070,000	1,028,895
Rite Aid Corp., 144A 6.125%, 4/01/23	3,450,000	3,112,590
Sears Holdings Corp. 8.00%, 12/15/19	491,000	199,469
Staples, Inc., 144A 8.50%, 9/15/25 (a)	2,034,000	1,927,012
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/01/24	1,178,000	1,160,330

		54,978,179

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Storage / Warehousing — 0.1%
Algeco Global Finance PLC, 144A 8.00%, 2/15/23	$1,188,000	$1,226,610

Toys/Games/Hobbies — 0.2%
Mattel, Inc., 144A 6.75%, 12/31/25 (a)	2,945,000	2,891,813

Consumer, Non-cyclical — 18.4%
Agriculture — 0.1%
Vector Group Ltd., 144A 6.125%, 2/01/25	1,600,000	1,540,000

Commercial Services — 3.7%
ADT Corp. 6.25%, 10/15/21	3,089,000	3,274,340
3.50%, 7/15/22	2,173,000	2,064,350
4.125%, 6/15/23 (a)	269,000	256,559
Ahern Rentals, Inc., 144A 7.375%, 5/15/23	1,345,000	1,329,936
APX Group, Inc. 8.75%, 12/01/20 (a)	2,110,000	2,115,275
7.875%, 12/01/22 (a)	1,585,000	1,622,644
7.625%, 9/01/23 (a)	780,000	706,875
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.125%, 6/01/22, 144A (a)	937,000	934,657
5.50%, 4/01/23 (a)	1,234,000	1,232,457
Brink’s Co., 144A 4.625%, 10/15/27	1,063,000	996,562
Gartner, Inc., 144A 5.125%, 4/01/25	1,620,000	1,644,300
Herc Rentals, Inc. 7.50%, 6/01/22, 144A	1,000,000	1,051,250
7.75%, 6/01/24, 144A	1,105,000	1,197,212
Hertz Corp. 5.875%, 10/15/20 (a)	1,097,000	1,096,660
7.375%, 1/15/21 (a)	911,000	914,416
7.625%, 6/01/22, 144A (a)	2,349,000	2,337,255
6.25%, 10/15/22 (a)	898,000	841,875
5.50%, 10/15/24, 144A (a)	1,800,000	1,516,500
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/01/23	1,955,000	1,969,662
Laureate Education, Inc., 144A 8.25%, 5/01/25	1,400,000	1,513,750
Monitronics International, Inc. 9.125%, 4/01/20 (a)	934,000	691,160
Nielsen Co. Luxembourg SARL 5.50%, 10/01/21, 144A	1,072,000	1,076,020
5.00%, 2/01/25, 144A	1,000,000	975,000
Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 10/01/20	700,000	700,000
5.00%, 4/15/22, 144A	4,661,000	4,537,717
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 9.25%, 5/15/23	4,415,000	4,740,827
RR Donnelley & Sons Co. 7.875%, 3/15/21 (a)	1,248,000	1,321,320

	Principal Amount	Value
Commercial Services (Continued)
Service Corp. International 5.375%, 1/15/22	$712,000	$724,257
5.375%, 5/15/24	1,799,000	1,841,726
4.625%, 12/15/27	1,089,000	1,048,163
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	1,600,000	1,576,000
Team Health Holdings, Inc., 144A 6.375%, 2/01/25 (a)	1,649,000	1,438,753
United Rentals North America, Inc. 4.625%, 7/15/23	2,294,000	2,327,263
5.75%, 11/15/24	1,864,000	1,931,011
5.50%, 7/15/25	2,000,000	2,047,500
4.625%, 10/15/25	1,321,000	1,294,580
5.875%, 9/15/26	3,500,000	3,618,125
5.50%, 5/15/27	2,164,000	2,164,000
4.875%, 1/15/28	1,173,000	1,120,948
Verscend Escrow Corp., 144A 9.75%, 8/15/26	2,200,000	2,259,840
WEX, Inc., 144A 4.75%, 2/01/23	687,000	691,294

		66,742,039

Cosmetics/Personal Care — 0.5%
Avon Products, Inc. 6.60%, 3/15/20 (a)	1,200,000	1,204,608
7.00%, 3/15/23	927,000	799,537
Coty, Inc., 144A 6.50%, 4/15/26 (a)	1,200,000	1,131,750
Edgewell Personal Care Co. 4.70%, 5/19/21	931,000	942,638
4.70%, 5/24/22	830,000	828,174
First Quality Finance Co., Inc. 4.625%, 5/15/21, 144A	1,336,000	1,325,980
5.00%, 7/01/25, 144A	771,000	724,740
Revlon Consumer Products Corp. 5.75%, 2/15/21 (a)	1,257,000	1,037,025
6.25%, 8/01/24	600,000	351,000

		8,345,452

Food — 1.7%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 6.625%, 6/15/24	1,958,000	1,899,260
5.75%, 3/15/25	2,800,000	2,548,000
B&G Foods, Inc. 4.625%, 6/01/21	1,487,000	1,483,282
5.25%, 4/01/25 (a)	1,271,000	1,237,636
Barry Callebaut Services NV, 144A 5.50%, 6/15/23	400,000	416,400
Darling Ingredients, Inc. 5.375%, 1/15/22	663,000	672,116
Lamb Weston Holdings, Inc. 4.625%, 11/01/24, 144A	2,975,000	2,937,812
4.875%, 11/01/26, 144A	501,000	494,738
Pilgrim’s Pride Corp. 5.75%, 3/15/25, 144A	1,521,000	1,475,370
5.875%, 9/30/27, 144A	2,101,000	2,001,203

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Food (Continued)
Post Holdings, Inc. 5.50%, 3/01/25, 144A	$1,750,000	$1,750,000
5.00%, 8/15/26, 144A	2,999,000	2,886,538
5.75%, 3/01/27, 144A	2,767,000	2,739,330
5.625%, 1/15/28, 144A	2,204,000	2,137,880
Sigma Holdco BV, 144A 7.875%, 5/15/26	1,375,000	1,306,250
TreeHouse Foods, Inc. 4.875%, 3/15/22	800,000	803,000
6.00%, 2/15/24, 144A (a)	1,800,000	1,829,250
US Foods, Inc., 144A 5.875%, 6/15/24	1,575,000	1,594,688

		30,212,753

Healthcare-Products — 1.4%
Avantor, Inc. 6.00%, 10/01/24, 144A	2,777,000	2,825,597
9.00%, 10/01/25, 144A	4,009,000	4,144,304
DJO Finance LLC / DJO Finance Corp., 144A 8.125%, 6/15/21	1,867,000	1,937,573
Hill-Rom Holdings, Inc., 144A 5.75%, 9/01/23	516,000	534,060
Hologic, Inc. 4.375%, 10/15/25, 144A	1,500,000	1,451,250
4.625%, 2/01/28, 144A	1,085,000	1,022,612
Kinetic Concepts, Inc. / KCI USA, Inc. 7.875%, 2/15/21, 144A	900,000	931,500
12.50%, 11/01/21, 144A	1,400,000	1,540,000
Mallinckrodt International Finance SA 4.75%, 4/15/23 (a)	932,000	813,170
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 4.875%, 4/15/20, 144A (a)	1,275,000	1,276,594
5.75%, 8/01/22, 144A	1,950,000	1,828,125
5.625%, 10/15/23, 144A (a)	1,565,000	1,402,631
5.50%, 4/15/25, 144A (a)	1,490,000	1,279,538
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 6.625%, 5/15/22	2,600,000	2,564,250
Sotera Health Holdings LLC, 144A 6.50%, 5/15/23	890,000	918,391
Teleflex, Inc. 4.875%, 6/01/26	511,000	505,890
4.625%, 11/15/27	1,116,000	1,067,175

		26,042,660

Healthcare-Services — 7.9%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	1,400,000	1,435,000
AHP Health Partners, Inc., 144A 9.75%, 7/15/26	1,110,000	1,168,275
Catalent Pharma Solutions, Inc., 144A 4.875%, 1/15/26	760,000	728,650
Centene Corp. 5.625%, 2/15/21	1,647,000	1,684,057
4.75%, 5/15/22	4,717,000	4,823,132

	Principal Amount	Value
Healthcare-Services (Continued)
6.125%, 2/15/24	$1,308,000	$1,378,305
4.75%, 1/15/25	1,675,000	1,687,562
5.375%, 6/01/26, 144A	3,500,000	3,621,905
Charles River Laboratories International, Inc., 144A 5.50%, 4/01/26	1,000,000	1,017,500
CHS/Community Health Systems, Inc. 5.125%, 8/01/21 (a)	2,000,000	1,940,000
6.875%, 2/01/22	5,150,000	2,652,250
6.25%, 3/31/23	6,450,000	6,159,750
11.00%, 6/30/23, 144A (a)	3,409,000	3,068,100
8.625%, 1/15/24, 144A	1,600,000	1,672,000
8.125%, 6/30/24, 144A (a)	2,552,000	2,111,780
DaVita, Inc. 5.75%, 8/15/22	1,650,000	1,676,812
5.125%, 7/15/24	3,311,000	3,208,756
5.00%, 5/01/25	3,100,000	2,952,750
Eagle Holding Co. II LLC, 144A 7.625%, 5/15/22	350,000	355,250
Encompass Health Corp. 5.75%, 11/01/24	2,700,000	2,743,875
Envision Healthcare Corp. 5.125%, 7/01/22, 144A	1,800,000	1,836,000
5.625%, 7/15/22	1,950,000	2,008,500
6.25%, 12/01/24, 144A	1,200,000	1,287,000
HCA Healthcare, Inc. 6.25%, 2/15/21	3,105,000	3,252,488
HCA, Inc. 4.25%, 10/15/19	1,185,000	1,201,187
6.50%, 2/15/20	4,160,000	4,328,480
7.50%, 2/15/22	3,979,000	4,376,900
5.875%, 3/15/22	3,319,000	3,534,735
4.75%, 5/01/23	1,507,000	1,535,256
5.875%, 5/01/23	1,756,000	1,848,190
5.00%, 3/15/24	3,928,000	4,026,200
5.375%, 2/01/25	5,414,000	5,489,417
5.25%, 4/15/25	2,743,000	2,835,576
5.875%, 2/15/26	2,344,000	2,428,970
5.25%, 6/15/26	4,430,000	4,573,975
5.375%, 9/01/26	2,190,000	2,206,425
4.50%, 2/15/27	1,339,000	1,328,958
5.625%, 9/01/28	2,000,000	2,010,000
LifePoint Health, Inc. 5.50%, 12/01/21	1,251,000	1,276,020
5.875%, 12/01/23	1,400,000	1,472,114
5.375%, 5/01/24	1,164,000	1,213,470
MEDNAX, Inc., 144A 5.25%, 12/01/23	1,473,000	1,473,000
Molina Healthcare, Inc. 5.375%, 11/15/22	1,288,000	1,320,200
MPH Acquisition Holdings LLC, 144A 7.125%, 6/01/24	3,254,000	3,376,025
One Call Corp., 144A 10.00%, 10/01/24	800,000	684,000
Quorum Health Corp. 11.625%, 4/15/23 (a)	840,000	840,000

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Healthcare-Services (Continued)
RegionalCare Hospital Partners Holdings, Inc., 144A 8.25%, 5/01/23	$1,700,000	$1,814,750
Select Medical Corp. 6.375%, 6/01/21	1,594,000	1,615,918
Surgery Center Holdings, Inc., 144A 8.875%, 4/15/21 (a)	827,000	865,249
Tenet Healthcare Corp. 4.75%, 6/01/20	1,180,000	1,197,700
6.00%, 10/01/20	2,485,000	2,590,613
4.50%, 4/01/21	2,203,000	2,211,261
4.375%, 10/01/21	2,875,000	2,882,188
7.50%, 1/01/22, 144A	1,583,000	1,663,638
8.125%, 4/01/22	6,089,000	6,454,340
6.75%, 6/15/23	3,147,000	3,158,801
4.625%, 7/15/24	3,518,000	3,454,782
5.125%, 5/01/25	2,150,000	2,139,250
7.00%, 8/01/25	1,015,000	1,016,903
WellCare Health Plans, Inc. 5.25%, 4/01/25	1,601,000	1,641,025
5.375%, 8/15/26, 144A	1,500,000	1,548,750

		142,103,963

Household Products/Wares — 0.3%
Prestige Brands, Inc. 5.375%, 12/15/21, 144A	138,000	138,690
6.375%, 3/01/24, 144A (a)	1,600,000	1,622,480
Spectrum Brands, Inc. 6.625%, 11/15/22	611,000	630,094
5.75%, 7/15/25	2,293,000	2,327,395

		4,718,659

Pharmaceuticals — 2.8%
Bausch Health Cos., Inc. 7.50%, 7/15/21, 144A	3,000,500	3,053,774
5.625%, 12/01/21, 144A	2,800,000	2,782,500
6.50%, 3/15/22, 144A	3,101,000	3,217,287
5.50%, 3/01/23, 144A	2,400,000	2,274,312
5.875%, 5/15/23, 144A	5,942,000	5,702,834
7.00%, 3/15/24, 144A	2,979,000	3,154,016
6.125%, 4/15/25, 144A	6,236,000	5,822,865
5.50%, 11/01/25, 144A	3,774,000	3,778,718
9.00%, 12/15/25, 144A	3,030,000	3,215,588
9.25%, 4/01/26, 144A	2,163,000	2,299,875
8.50%, 1/31/27, 144A	1,550,000	1,596,500
Elanco Animal Health, Inc. 4.272%, 8/28/23, 144A	1,800,000	1,811,628
4.90%, 8/28/28, 144A	1,600,000	1,614,174
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 7/15/23, 144A	3,154,000	2,728,210
6.00%, 2/01/25, 144A	1,887,000	1,570,927
Endo Finance LLC, 144A 5.75%, 1/15/22 (a)	1,900,000	1,767,000
Endo Finance LLC / Endo Finco, Inc., 144A 5.375%, 1/15/23	1,727,000	1,485,220

	Principal Amount	Value
Pharmaceuticals (Continued)
Horizon Pharma, Inc. 6.625%, 5/01/23	$862,000	$881,395
Vizient, Inc., 144A 10.375%, 3/01/24	1,475,000	1,618,813

		50,375,636

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Spectrum Brands Holdings, Inc. 7.75%, 1/15/22	1,008,000	1,038,240
Stena AB, 144A 7.00%, 2/01/24 (a)	736,000	693,680

		1,731,920

Energy — 13.5%
Coal — 0.1%
Peabody Energy Corp. 6.00%, 3/31/22, 144A	974,000	981,305
6.375%, 3/31/25, 144A (a)	1,195,000	1,215,913

		2,197,218

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC 4.25%, 1/31/23, 144A	775,000	757,563
5.00%, 1/31/28, 144A	1,413,000	1,328,220

		2,085,783

Oil & Gas — 9.4%
Aker BP ASA 6.00%, 7/01/22, 144A	670,000	691,356
5.875%, 3/31/25, 144A	765,000	796,556
Antero Resources Corp. 5.375%, 11/01/21	1,852,000	1,889,040
5.125%, 12/01/22	1,952,000	1,981,280
5.625%, 6/01/23	1,213,000	1,254,303
5.00%, 3/01/25	1,750,500	1,772,381
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A 10.00%, 4/01/22	3,145,000	3,490,950
Baytex Energy Corp. 5.125%, 6/01/21, 144A	489,000	477,997
5.625%, 6/01/24, 144A	515,000	489,250
Bruin E&P Partners LLC, 144A 8.875%, 8/01/23	1,000,000	1,037,500
California Resources Corp., 144A 8.00%, 12/15/22 (a)	4,568,000	4,116,910
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21	1,800,000	1,782,000
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23 (a)	1,627,000	1,671,742
Chesapeake Energy Corp. 6.625%, 8/15/20 (a)	417,000	434,722
6.125%, 2/15/21	1,545,000	1,583,625
4.875%, 4/15/22 (a)	1,176,000	1,140,720
8.00%, 12/15/22, 144A	2,619,000	2,756,497
8.00%, 1/15/25	2,215,000	2,267,606
8.00%, 6/15/27	2,529,000	2,566,935

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Oil & Gas (Continued)
Citgo Holding, Inc., 144A 10.75%, 2/15/20	$3,152,000	$3,380,520
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	1,588,000	1,607,850
CNX Resources Corp. 5.875%, 4/15/22	1,902,000	1,906,660
Continental Resources, Inc. 5.00%, 9/15/22	3,060,000	3,101,278
4.50%, 4/15/23	2,510,000	2,570,536
3.80%, 6/01/24	1,608,000	1,585,614
4.375%, 1/15/28	2,070,000	2,060,830
CrownRock LP / CrownRock Finance, Inc., 144A 5.625%, 10/15/25	2,068,000	2,016,300
Denbury Resources, Inc. 9.00%, 5/15/21, 144A	1,325,000	1,431,000
9.25%, 3/31/22, 144A	793,000	849,501
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25 (a)	1,015,000	1,037,837
Diamondback Energy, Inc. 4.75%, 11/01/24	958,000	967,580
5.375%, 5/31/25	1,012,000	1,038,565
Endeavor Energy Resources LP / EER Finance, Inc. 5.50%, 1/30/26, 144A	1,000,000	1,002,500
5.75%, 1/30/28, 144A	1,148,000	1,149,435
Ensco PLC 4.50%, 10/01/24	1,171,000	976,321
5.20%, 3/15/25 (a)	2,135,000	1,793,400
7.75%, 2/01/26	1,438,000	1,378,682
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/01/24, 144A	2,066,000	1,637,305
8.00%, 11/29/24, 144A (a)	1,277,000	1,286,577
8.00%, 2/15/25, 144A	1,942,000	1,412,805
7.75%, 5/15/26, 144A	1,755,000	1,798,875
Extraction Oil & Gas, Inc. 7.375%, 5/15/24, 144A	1,915,000	1,958,087
5.625%, 2/01/26, 144A	666,000	626,872
Gulfport Energy Corp. 6.00%, 10/15/24	1,679,000	1,666,407
6.375%, 5/15/25	1,700,000	1,691,500
6.375%, 1/15/26	151,000	147,603
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00%, 12/01/24, 144A	1,200,000	1,165,500
5.75%, 10/01/25, 144A	1,475,000	1,471,313
Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, 4/01/22 (a)	1,000,000	615,000
9.25%, 3/15/23, 144A	729,000	741,758
Jupiter Resources, Inc., 144A 8.50%, 10/01/22 (a)	2,000,000	1,015,000
MEG Energy Corp. 6.375%, 1/30/23, 144A	1,597,000	1,457,263
7.00%, 3/31/24, 144A	1,700,000	1,551,250
6.50%, 1/15/25, 144A	2,150,000	2,147,313

	Principal Amount	Value
Oil & Gas (Continued)
Murphy Oil Corp. 4.00%, 6/01/22 (a)	$903,000	$892,953
4.45%, 12/01/22	1,441,000	1,441,893
6.875%, 8/15/24	693,000	733,975
5.75%, 8/15/25	852,000	856,050
Nabors Industries, Inc. 5.00%, 9/15/20	1,150,000	1,159,939
4.625%, 9/15/21	1,057,000	1,055,427
5.50%, 1/15/23 (a)	1,999,000	2,003,736
5.75%, 2/01/25, 144A	1,206,000	1,163,295
Newfield Exploration Co. 5.75%, 1/30/22	1,673,000	1,773,380
5.625%, 7/01/24	2,000,000	2,142,500
5.375%, 1/01/26	1,273,000	1,333,468
Noble Holding International Ltd. 7.75%, 1/15/24 (a)	1,500,000	1,473,750
7.95%, 4/01/25 (a)	991,000	946,405
7.875%, 2/01/26, 144A (a)	1,423,000	1,463,911
Oasis Petroleum, Inc. 6.875%, 3/15/22 (a)	1,283,000	1,308,660
6.25%, 5/01/26, 144A	800,000	815,000
Parkland Fuel Corp., 144A 6.00%, 4/01/26	1,050,000	1,052,625
Parsley Energy LLC / Parsley Finance Corp. 6.25%, 6/01/24, 144A	569,000	594,605
5.375%, 1/15/25, 144A	2,759,000	2,793,212
5.25%, 8/15/25, 144A	1,022,000	1,019,445
5.625%, 10/15/27, 144A	414,000	420,210
PBF Holding Co LLC / PBF Finance Corp. 7.25%, 6/15/25	807,000	853,403
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/23	1,741,000	1,828,050
PDC Energy, Inc. 6.125%, 9/15/24	1,900,000	1,900,000
5.75%, 5/15/26	330,000	321,338
Precision Drilling Corp., 144A 7.125%, 1/15/26	744,000	767,250
Puma International Financing SA 5.125%, 10/06/24, 144A (a)	1,000,000	902,240
5.00%, 1/24/26, 144A	1,300,000	1,149,616
QEP Resources, Inc. 5.375%, 10/01/22	701,000	708,220
5.25%, 5/01/23	1,370,000	1,342,600
5.625%, 3/01/26	1,164,000	1,117,440
Range Resources Corp. 5.75%, 6/01/21	1,221,000	1,254,578
5.00%, 8/15/22	1,107,000	1,095,930
5.00%, 3/15/23	1,600,000	1,573,280
4.875%, 5/15/25 (a)	1,428,000	1,374,450
Rowan Cos., Inc. 4.875%, 6/01/22	1,200,000	1,122,000
7.375%, 6/15/25 (a)	1,036,000	999,740

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Oil & Gas (Continued)
Sable Permian Resources Land LLC / AEPB Finance Corp. 7.125%, 11/01/20, 144A	$1,110,000	$715,950
13.00%, 11/30/20, 144A	780,000	865,800
7.375%, 11/01/21, 144A (a)	1,205,000	759,150
Sanchez Energy Corp. 7.75%, 6/15/21 (a)	886,000	620,200
6.125%, 1/15/23	2,400,000	1,367,160
7.25%, 2/15/23, 144A (a)	1,131,000	1,105,553
Seven Generations Energy Ltd. 6.75%, 5/01/23, 144A (a)	750,000	778,125
6.875%, 6/30/23, 144A	1,016,000	1,061,720
5.375%, 9/30/25, 144A	1,045,000	1,016,263
SM Energy Co. 6.125%, 11/15/22	760,000	785,650
5.00%, 1/15/24 (a)	1,200,000	1,170,000
5.625%, 6/01/25 (a)	1,022,000	1,016,890
6.75%, 9/15/26 (a)	955,000	994,394
6.625%, 1/15/27	1,000,000	1,032,540
Southwestern Energy Co. 4.10%, 3/15/22 (a)	1,560,000	1,528,800
6.20%, 1/23/25	1,350,000	1,356,750
7.50%, 4/01/26	2,377,000	2,501,793
7.75%, 10/01/27 (a)	974,000	1,034,875
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23, 144A	1,900,000	1,879,176
5.50%, 2/15/26, 144A	1,600,000	1,536,000
5.875%, 3/15/28, 144A	775,000	744,000
Transocean, Inc. 5.80%, 10/15/22 (a)	1,424,000	1,413,320
9.00%, 7/15/23, 144A	2,008,000	2,171,150
7.50%, 1/15/26, 144A	1,201,000	1,226,521
Ultra Resources, Inc. 6.875%, 4/15/22, 144A (a)	1,382,000	680,635
7.125%, 4/15/25, 144A (a)	860,000	384,850
Whiting Petroleum Corp. 5.75%, 3/15/21	2,100,000	2,157,750
6.25%, 4/01/23	496,950	513,101
6.625%, 1/15/26 (a)	1,987,000	2,073,931
WildHorse Resource Development Corp., 144A 6.875%, 2/01/25	880,000	891,000
WPX Energy, Inc. 6.00%, 1/15/22	289,000	299,838
8.25%, 8/01/23	1,350,000	1,539,000
5.25%, 9/15/24	2,023,000	2,048,288
5.75%, 6/01/26	500,000	506,250

		168,977,204

Oil & Gas Services — 0.7%
Bristow Group, Inc. 6.25%, 10/15/22 (a)	885,000	628,350
KCA Deutag UK Finance PLC 9.875%, 4/01/22, 144A	920,000	922,300
9.625%, 4/01/23, 144A	891,000	868,725

	Principal Amount	Value
Oil & Gas Services (Continued)
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 144A 10.625%, 5/01/24	$2,287,000	$2,439,200
SESI LLC 7.125%, 12/15/21	755,000	767,269
7.75%, 9/15/24	1,376,000	1,427,600
Transocean Phoenix 2 Ltd., 144A 7.75%, 10/15/24	170,000	180,200
Transocean Proteus Ltd., 144A 6.25%, 12/01/24	170,000	174,797
Weatherford International Ltd. 7.75%, 6/15/21 (a)	1,855,000	1,824,856
4.50%, 4/15/22 (a)	1,097,000	959,875
8.25%, 6/15/23 (a)	1,232,000	1,148,840
9.875%, 2/15/24 (a)	1,610,000	1,529,500

		12,871,512

Pipelines — 3.2%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A 6.125%, 11/15/22	1,582,000	1,621,518
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/24	3,914,000	4,344,540
5.875%, 3/31/25	2,358,000	2,514,217
5.125%, 6/30/27	2,660,000	2,716,525
Cheniere Energy Partners LP 5.25%, 10/01/25	2,458,000	2,464,145
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/01/23	1,300,000	1,347,125
5.75%, 4/01/25	1,275,000	1,306,875
DCP Midstream Operating LP 5.35%, 3/15/20, 144A	674,000	690,850
4.75%, 9/30/21, 144A	983,000	1,000,202
3.875%, 3/15/23	989,000	966,747
5.375%, 7/15/25	1,175,000	1,207,312
Energy Transfer Equity LP 7.50%, 10/15/20	1,996,000	2,153,185
4.25%, 3/15/23	2,168,000	2,179,490
5.875%, 1/15/24	2,347,000	2,499,555
5.50%, 6/01/27	1,909,000	2,006,836
EnLink Midstream Partners LP 4.40%, 4/01/24	2,500,000	2,440,370
4.85%, 7/15/26	1,000,000	973,045
Genesis Energy LP / Genesis Energy Finance Corp. 6.75%, 8/01/22	2,907,000	2,979,675
6.00%, 5/15/23	552,000	545,790
6.50%, 10/01/25	700,000	680,750
6.25%, 5/15/26	623,000	588,735
NGPL PipeCo LLC 4.375%, 8/15/22, 144A	1,900,000	1,921,375
4.875%, 8/15/27, 144A	1,146,000	1,159,168
NuStar Logistics LP 4.80%, 9/01/20	1,092,000	1,104,285
5.625%, 4/28/27	925,000	925,000

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Pipelines (Continued)
Rockies Express Pipeline LLC, 144A 5.625%, 4/15/20	$1,023,000	$1,060,084
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.50%, 9/15/24, 144A	2,233,000	2,294,408
5.50%, 1/15/28, 144A	1,281,000	1,297,013
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/19	245,000	245,809
5.25%, 5/01/23	1,727,000	1,752,905
4.25%, 11/15/23	1,108,000	1,077,530
6.75%, 3/15/24	997,000	1,049,343
5.125%, 2/01/25	106,000	106,795
5.875%, 4/15/26, 144A	2,424,000	2,487,630
5.375%, 2/01/27	1,132,000	1,129,170
5.00%, 1/15/28, 144A	1,500,000	1,460,625

		56,298,627

Financial — 8.9%
Banks — 0.9%
CIT Group, Inc. 5.375%, 5/15/20	1,000,000	1,032,500
4.125%, 3/09/21	1,225,000	1,232,656
5.00%, 8/15/22	1,570,000	1,605,325
5.00%, 8/01/23	2,174,000	2,214,762
4.75%, 2/16/24	800,000	803,000
5.25%, 3/07/25	957,000	975,542
6.125%, 3/09/28	544,000	569,840
Freedom Mortgage Corp. 8.125%, 11/15/24, 144A	1,032,000	1,002,330
8.25%, 4/15/25, 144A	1,250,000	1,214,063
Intesa Sanpaolo SpA 5.017%, 6/26/24, 144A	3,753,000	3,400,079
5.71%, 1/15/26, 144A	2,972,000	2,702,387

		16,752,484

Diversified Financial Services — 3.9%
Ally Financial, Inc. 3.75%, 11/18/19	682,000	686,262
8.00%, 3/15/20	2,260,000	2,404,075
4.125%, 3/30/20	1,523,000	1,532,519
7.50%, 9/15/20	1,198,000	1,281,860
4.25%, 4/15/21	1,125,000	1,130,827
4.125%, 2/13/22	1,508,000	1,504,230
4.625%, 5/19/22	970,000	978,487
5.125%, 9/30/24	1,132,000	1,160,300
4.625%, 3/30/25	1,400,000	1,403,500
5.75%, 11/20/25	1,935,000	2,012,400
Blackstone CQP Holdco LP, 144A 6.50%, 3/20/21	2,521,000	2,540,796
Curo Group Holdings Corp., 144A 8.25%, 9/01/25	1,300,000	1,290,250
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A 7.50%, 4/15/21	630,000	652,050

	Principal Amount	Value
Diversified Financial Services (Continued)
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 4/01/20, 144A	$1,774,000	$1,813,915
6.875%, 4/15/22, 144A	896,000	909,440
7.25%, 8/15/24, 144A	801,000	790,987
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 3/15/22, 144A	283,000	284,769
5.25%, 10/01/25, 144A	950,000	894,187
Lincoln Finance Ltd., 144A 7.375%, 4/15/21	445,000	460,019
Lions Gate Capital Holdings LLC, 144A 5.875%, 11/01/24	1,100,000	1,139,875
LPL Holdings, Inc., 144A 5.75%, 9/15/25	1,510,000	1,479,800
Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/23, 144A	1,000,000	1,040,000
9.125%, 7/15/26, 144A	1,800,000	1,878,750
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 7/01/21	1,489,000	1,492,722
Navient Corp. Series MTN, 8.00%, 3/25/20	2,562,000	2,722,766
5.00%, 10/26/20	1,300,000	1,306,773
5.875%, 3/25/21	1,800,000	1,847,790
6.625%, 7/26/21	895,000	934,156
Series MTN, 7.25%, 1/25/22	2,756,000	2,924,805
6.50%, 6/15/22	790,000	817,887
5.50%, 1/25/23	1,869,000	1,854,964
7.25%, 9/25/23	1,200,000	1,272,000
Series MTN, 6.125%, 3/25/24	1,779,000	1,774,553
5.875%, 10/25/24	1,568,000	1,524,880
6.75%, 6/25/25	422,000	422,000
6.75%, 6/15/26	1,000,000	983,750
NFP Corp., 144A 6.875%, 7/15/25	1,580,000	1,556,300
Quicken Loans, Inc. 5.75%, 5/01/25, 144A	3,000,000	2,985,000
5.25%, 1/15/28, 144A	1,664,000	1,530,880
Springleaf Finance Corp. 5.25%, 12/15/19	1,013,000	1,029,461
8.25%, 12/15/20	1,370,000	1,484,738
7.75%, 10/01/21	1,226,000	1,328,678
6.125%, 5/15/22	4,085,000	4,217,763
5.625%, 3/15/23	1,955,000	1,955,000
6.875%, 3/15/25	1,777,000	1,781,976
7.125%, 3/15/26	2,400,000	2,392,668
Vantiv LLC / Vanitv Issuer Corp., 144A 4.375%, 11/15/25	1,068,000	1,021,275

		70,432,083

Insurance — 0.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A 8.25%, 8/01/23	1,539,000	1,600,560
Ardonagh Midco 3 PLC, 144A 8.625%, 7/15/23	1,448,000	1,476,960

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Insurance (Continued)
AssuredPartners, Inc., 144A 7.00%, 8/15/25	$1,071,000	$1,052,257
Genworth Holdings, Inc. 7.625%, 9/24/21	1,400,000	1,456,000
4.90%, 8/15/23	969,000	874,523
4.80%, 2/15/24 (a)	700,000	626,500
HUB International Ltd., 144A 7.00%, 5/01/26	2,360,000	2,350,678
Radian Group, Inc. 4.50%, 10/01/24	1,040,000	1,029,600

		10,467,078

Real Estate — 0.4%
Howard Hughes Corp., 144A 5.375%, 3/15/25	2,197,000	2,175,030
Kennedy-Wilson, Inc. 5.875%, 4/01/24	1,900,000	1,892,875
Realogy Group LLC / Realogy Co.-Issuer Corp. 5.25%, 12/01/21, 144A (a)	540,000	540,675
4.875%, 6/01/23, 144A	1,618,000	1,520,920
WeWork Cos., Inc., 144A 7.875%, 5/01/25 (a)	1,300,000	1,266,070

		7,395,570

Real Estate Investment Trusts — 2.5%
CBL & Associates LP 5.25%, 12/01/23 (a)	750,000	635,700
5.95%, 12/15/26 (a)	1,175,000	957,625
CyrusOne LP / CyrusOne Finance Corp. 5.00%, 3/15/24	1,237,000	1,255,555
5.375%, 3/15/27	1,325,000	1,334,937
Equinix, Inc. 5.375%, 1/01/22	1,572,000	1,622,776
5.375%, 4/01/23	2,000,000	2,052,500
5.75%, 1/01/25	1,975,000	2,044,125
5.875%, 1/15/26	1,624,000	1,688,960
5.375%, 5/15/27	1,887,000	1,924,740
ESH Hospitality, Inc., 144A 5.25%, 5/01/25	2,145,000	2,083,331
Iron Mountain, Inc. 4.375%, 6/01/21, 144A (a)	199,000	199,995
6.00%, 8/15/23	1,274,000	1,310,628
5.75%, 8/15/24	2,204,000	2,190,225
4.875%, 9/15/27, 144A	2,100,000	1,956,360
5.25%, 3/15/28, 144A	1,767,000	1,680,859
iStar, Inc. 4.625%, 9/15/20	1,095,000	1,092,262
5.25%, 9/15/22	700,000	694,750
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/01/24	2,700,000	2,787,750
4.50%, 9/01/26	539,000	516,093
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/01/24	872,000	923,710

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
5.25%, 8/01/26	$1,871,000	$1,880,355
5.00%, 10/15/27	1,966,000	1,931,595
SBA Communications Corp. 4.875%, 7/15/22	1,596,000	1,619,940
4.00%, 10/01/22	2,189,000	2,151,218
4.875%, 9/01/24	1,662,000	1,644,050
Starwood Property Trust, Inc. 3.625%, 2/01/21, 144A	1,206,000	1,178,865
5.00%, 12/15/21	987,000	996,870
4.75%, 3/15/25	973,000	926,783
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A 7.125%, 12/15/24	1,094,000	993,833
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A	750,000	721,875
8.25%, 10/15/23	2,500,000	2,367,975

		45,366,240

Venture Capital — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.00%, 8/01/20	1,186,000	1,207,882
5.875%, 2/01/22	3,842,000	3,921,875
6.25%, 2/01/22	1,914,000	1,971,229
6.75%, 2/01/24	1,402,000	1,452,822
6.375%, 12/15/25	1,375,000	1,395,625

		9,949,433

Industrial — 8.0%
Aerospace/Defense — 2.1%
Arconic, Inc. 6.15%, 8/15/20	1,600,000	1,670,000
5.40%, 4/15/21	2,721,000	2,803,746
5.87%, 2/23/22	1,223,000	1,277,546
5.125%, 10/01/24	2,500,000	2,519,062
Bombardier, Inc. 7.75%, 3/15/20, 144A	1,671,000	1,760,816
8.75%, 12/01/21, 144A	3,697,000	4,085,185
5.75%, 3/15/22, 144A (a)	759,000	764,692
6.00%, 10/15/22, 144A	2,508,000	2,526,810
6.125%, 1/15/23, 144A	2,950,000	2,986,875
7.50%, 12/01/24, 144A	1,641,000	1,729,204
7.50%, 3/15/25, 144A	2,426,000	2,504,845
KLX, Inc., 144A 5.875%, 12/01/22	2,332,000	2,419,450
TransDigm, Inc. 5.50%, 10/15/20	953,000	956,574
6.00%, 7/15/22	2,498,000	2,529,225
6.50%, 7/15/24	2,388,000	2,432,775
6.50%, 5/15/25	1,270,000	1,295,400
6.375%, 6/15/26	1,959,000	1,984,712
Triumph Group, Inc. 7.75%, 8/15/25	1,000,000	973,750

		37,220,667

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Building Materials — 0.9%
Builders FirstSource, Inc., 144A 5.625%, 9/01/24	$1,575,000	$1,535,625
Griffon Corp. 5.25%, 3/01/22	1,984,000	1,964,755
Jeld-Wen, Inc. 4.625%, 12/15/25, 144A	502,000	469,370
4.875%, 12/15/27, 144A	655,000	612,425
Standard Industries, Inc. 5.50%, 2/15/23, 144A	1,281,000	1,313,410
5.375%, 11/15/24, 144A	2,600,000	2,616,250
6.00%, 10/15/25, 144A	2,068,000	2,125,242
5.00%, 2/15/27, 144A	920,000	876,300
Standard Industries, Inc./NJ, 144A 4.75%, 1/15/28	1,622,000	1,517,057
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/23	1,675,000	1,706,406
USG Corp., 144A 4.875%, 6/01/27	1,000,000	1,014,710

		15,751,550

Electrical Components & Equipment — 0.1%
Energizer Gamma Acquisition, Inc., 144A 6.375%, 7/15/26	1,015,000	1,051,794
Energizer Holdings, Inc., 144A 5.50%, 6/15/25	1,252,000	1,252,000

		2,303,794

Electronics — 0.0%
Itron, Inc., 144A 5.00%, 1/15/26	600,000	573,420

Engineering & Construction — 0.5%
AECOM 5.875%, 10/15/24	2,185,000	2,343,172
5.125%, 3/15/27	1,203,000	1,184,955
Brand Industrial Services, Inc., 144A 8.50%, 7/15/25	2,113,000	2,179,031
MasTec, Inc. 4.875%, 3/15/23	910,000	898,625
Pisces Midco, Inc., 144A 8.00%, 4/15/26	1,359,000	1,399,770
StandardAero Aviation Holdings, Inc., 144A 10.00%, 7/15/23	500,000	540,000

		8,545,553

Environmental Control — 0.3%
Advanced Disposal Services, Inc., 144A 5.625%, 11/15/24	645,000	646,612
Clean Harbors, Inc. 5.125%, 6/01/21	1,751,000	1,759,755
Covanta Holding Corp. 6.375%, 10/01/22	700,000	714,000
5.875%, 3/01/24	642,000	648,420
5.875%, 7/01/25	802,000	801,575

	Principal Amount	Value
Environmental Control (Continued)
GFL Environmental, Inc., 144A 5.375%, 3/01/23	$1,023,000	$974,408

		5,544,770

Machinery-Construction & Mining — 0.2%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 144A 9.25%, 3/15/24	2,451,000	2,579,677
Vertiv Group Corp., 144A 9.25%, 10/15/24	1,430,000	1,476,475

		4,056,152

Machinery-Diversified — 0.1%
Cloud Crane LLC, 144A 10.125%, 8/01/24	678,000	739,020
Welbilt, Inc. 9.50%, 2/15/24	516,000	567,600

		1,306,620

Metal Fabricate/Hardware — 0.3%
Novelis Corp. 6.25%, 8/15/24, 144A	1,964,000	1,993,460
5.875%, 9/30/26, 144A	3,035,000	2,963,070

		4,956,530

Packaging & Containers — 2.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 9/15/22, 144A	1,167,000	1,153,871
4.625%, 5/15/23, 144A	2,242,000	2,227,987
7.25%, 5/15/24, 144A	3,512,000	3,705,160
6.00%, 2/15/25, 144A	2,901,000	2,842,980
Ball Corp. 4.375%, 12/15/20	1,275,000	1,295,719
5.00%, 3/15/22	1,753,000	1,816,546
4.00%, 11/15/23	1,935,000	1,898,719
5.25%, 7/01/25	2,209,000	2,286,315
4.875%, 3/15/26	1,531,000	1,527,172
Berry Global, Inc. 5.50%, 5/15/22	220,000	224,400
6.00%, 10/15/22	917,000	946,802
5.125%, 7/15/23	1,630,000	1,627,962
4.50%, 2/15/26, 144A	1,350,000	1,269,000
BWAY Holding Co. 5.50%, 4/15/24, 144A	2,073,000	2,065,226
7.25%, 4/15/25, 144A	3,028,000	2,959,870
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	1,347,000	1,350,368
Crown Americas LLC / Crown Americas Capital Corp. VI, 144A 4.75%, 2/01/26	150,000	144,375
Flex Acquisition Co., Inc. 6.875%, 1/15/25, 144A	1,394,000	1,348,695
7.875%, 7/15/26, 144A	775,000	777,906
Graphic Packaging International LLC 4.75%, 4/15/21	645,000	655,068

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Packaging & Containers (Continued)
Multi-Color Corp., 144A 4.875%, 11/01/25	$1,331,000	$1,244,485
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22, 144A	1,431,000	1,439,944
5.875%, 8/15/23, 144A	1,267,000	1,303,426
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/20	4,053,337	4,063,470
6.875%, 2/15/21	1,905	1,932
5.125%, 7/15/23, 144A	3,413,000	3,404,468
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg, 144A 7.00%, 7/15/24	1,073,000	1,092,180
Sealed Air Corp. 6.50%, 12/01/20, 144A	1,055,000	1,115,663
4.875%, 12/01/22, 144A	1,600,000	1,614,000
5.25%, 4/01/23, 144A	710,000	724,200
5.125%, 12/01/24, 144A	783,000	796,703
5.50%, 9/15/25, 144A	458,000	466,015

		49,390,627

Transportation — 0.3%
Hornbeck Offshore Services, Inc. 5.00%, 3/01/21	638,000	462,550
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23	864,000	891,000
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	1,687,000	1,748,947
6.125%, 9/01/23, 144A	2,200,000	2,274,250

		5,376,747

Trucking & Leasing — 0.4%
Park Aerospace Holdings Ltd. 5.25%, 8/15/22, 144A	3,303,000	3,377,318
4.50%, 3/15/23, 144A	2,100,000	2,081,625
5.50%, 2/15/24, 144A	2,457,000	2,530,710

		7,989,653

Technology — 6.2%
Computers — 1.8%
Banff Merger Sub, Inc., 144A 9.75%, 9/01/26	3,000,000	3,015,000
Dell International LLC / EMC Corp. 5.875%, 6/15/21, 144A	5,503,000	5,675,877
7.125%, 6/15/24, 144A	2,335,000	2,496,703
Dell, Inc. 4.625%, 4/01/21 (a)	1,319,000	1,345,380
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (a)	830,000	590,337
EMC Corp. 2.65%, 6/01/20	1,379,000	1,349,115
3.375%, 6/01/23 (a)	2,104,000	1,988,237
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23	2,000,000	2,105,000

	Principal Amount	Value
Computers (Continued)
Harland Clarke Holdings Corp. 9.25%, 3/01/21, 144A (a)	$1,500,000	$1,372,500
8.375%, 8/15/22, 144A	1,700,000	1,602,250
Leidos Holdings, Inc. 4.45%, 12/01/20	1,454,000	1,483,516
NCR Corp. 4.625%, 2/15/21	1,044,000	1,028,340
5.00%, 7/15/22	1,366,000	1,338,680
6.375%, 12/15/23	1,272,000	1,279,950
Sungard Availability Services Capital, Inc., 144A 8.75%, 4/01/22	900,000	459,000
West Corp., 144A 8.50%, 10/15/25	2,276,000	2,082,540
Western Digital Corp. 4.75%, 2/15/26	4,230,000	4,155,150

		33,367,575

Office/Business Equipment — 0.4%
CDW LLC / CDW Finance Corp. 5.00%, 9/01/23	571,000	583,848
5.50%, 12/01/24	1,340,000	1,400,300
5.00%, 9/01/25	1,300,000	1,298,375
Pitney Bowes, Inc. 3.625%, 10/01/21	546,000	520,406
4.375%, 5/15/22	1,404,000	1,286,415
4.70%, 4/01/23	586,000	525,935
4.625%, 3/15/24 (a)	910,000	820,547

		6,435,826

Semiconductors — 0.9%
Amkor Technology, Inc. 6.375%, 10/01/22	1,000,000	1,020,000
Micron Technology, Inc. 5.50%, 2/01/25	1,402,000	1,457,940
NXP BV / NXP Funding LLC 4.125%, 6/15/20, 144A	1,503,000	1,519,909
4.125%, 6/01/21, 144A	2,655,000	2,664,956
4.625%, 6/15/22, 144A	1,410,540	1,431,289
3.875%, 9/01/22, 144A	1,892,000	1,880,175
4.625%, 6/01/23, 144A	1,430,000	1,455,025
Qorvo, Inc., 144A 5.50%, 7/15/26	875,000	881,562
Sensata Technologies BV 4.875%, 10/15/23, 144A	1,128,000	1,132,230
5.625%, 11/01/24, 144A	501,000	520,414
5.00%, 10/01/25, 144A	1,279,000	1,282,197
Sensata Technologies UK Financing Co. PLC, 144A 6.25%, 2/15/26	350,000	369,688
STATS ChipPAC Pte Ltd., 144A 8.50%, 11/24/20	553,000	561,295

		16,176,680

Software — 3.1%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	2,680,000	2,742,873

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

	Principal Amount	Value
Software (Continued)
CDK Global, Inc. 5.00%, 10/15/24	$569,000	$584,647
5.875%, 6/15/26	500,000	514,570
4.875%, 6/01/27	1,775,000	1,752,812
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/01/25	1,900,000	1,864,375
First Data Corp. 5.375%, 8/15/23, 144A	1,164,000	1,187,455
7.00%, 12/01/23, 144A	6,544,000	6,825,392
5.00%, 1/15/24, 144A	4,519,000	4,545,210
5.75%, 1/15/24, 144A	4,700,000	4,811,625
Infor US, Inc. 5.75%, 8/15/20, 144A	675,000	685,969
6.50%, 5/15/22	3,800,000	3,868,286
Informatica LLC, 144A 7.125%, 7/15/23	1,260,000	1,288,350
IQVIA, Inc. 4.875%, 5/15/23, 144A	1,611,000	1,623,083
5.00%, 10/15/26, 144A	2,122,000	2,103,432
MSCI, Inc. 5.25%, 11/15/24, 144A	2,116,000	2,184,770
5.75%, 8/15/25, 144A	1,162,000	1,220,100
4.75%, 8/01/26, 144A	921,000	916,395
5.375%, 5/15/27, 144A	809,000	833,270
Nuance Communications, Inc. 5.375%, 8/15/20, 144A	369,000	369,231
5.625%, 12/15/26	1,300,000	1,301,625
Open Text Corp. 5.625%, 1/15/23, 144A	1,734,000	1,799,025
5.875%, 6/01/26, 144A	1,218,000	1,260,630
Rackspace Hosting, Inc., 144A 8.625%, 11/15/24 (a)	2,387,000	2,355,671
Riverbed Technology, Inc., 144A 8.875%, 3/01/23 (a)	1,132,000	1,051,345
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/01/24	3,842,000	4,235,805
TIBCO Software, Inc., 144A 11.375%, 12/01/21	1,762,000	1,887,542
Veritas US, Inc. / Veritas Bermuda Ltd. 7.50%, 2/01/23, 144A	762,000	733,425
10.50%, 2/01/24, 144A (a)	1,375,000	1,189,375

		55,736,288

Utilities — 2.9%
Electric — 2.6%
AES Corp. 4.00%, 3/15/21	391,000	393,033
4.50%, 3/15/23	1,465,000	1,470,494
4.875%, 5/15/23	1,292,000	1,314,610
5.50%, 4/15/25	1,110,000	1,146,075
6.00%, 5/15/26	1,684,000	1,789,250
5.125%, 9/01/27	920,000	931,500
Calpine Corp. 6.00%, 1/15/22, 144A	1,595,000	1,628,894
5.375%, 1/15/23 (a)	2,491,000	2,375,791
5.875%, 1/15/24, 144A	1,017,000	1,028,441
5.50%, 2/01/24	1,359,000	1,252,631
5.75%, 1/15/25 (a)	2,730,000	2,491,125
5.25%, 6/01/26, 144A	2,556,000	2,422,654

	Principal Amount	Value
Electric (Continued)
DPL, Inc. 7.25%, 10/15/21	$817,000	$887,466
InterGen NV, 144A 7.00%, 6/30/23	900,000	895,950
NextEra Energy Operating Partners LP 4.25%, 9/15/24, 144A	1,243,000	1,215,033
4.50%, 9/15/27, 144A	1,050,000	1,001,438
NRG Energy, Inc. 6.25%, 7/15/22	1,054,000	1,090,890
6.25%, 5/01/24	2,400,000	2,496,000
7.25%, 5/15/26	2,130,000	2,300,400
6.625%, 1/15/27	2,144,000	2,253,880
5.75%, 1/15/28, 144A (a)	1,210,000	1,225,125
NRG Yield Operating LLC 5.375%, 8/15/24	1,162,000	1,173,620
Talen Energy Supply LLC 4.60%, 12/15/21 (a)	1,400,000	1,221,500
9.50%, 7/15/22, 144A (a)	1,227,000	1,190,190
6.50%, 6/01/25	1,071,000	803,250
10.50%, 1/15/26, 144A (a)	1,010,000	888,800
Vistra Energy Corp. 7.375%, 11/01/22	1,720,000	1,795,250
5.875%, 6/01/23	2,155,000	2,227,731
7.625%, 11/01/24	3,891,000	4,202,280
Vistra Operations Co. LLC, 144A 5.50%, 9/01/26	1,000,000	1,014,700

		46,128,001

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	1,459,000	1,455,352
5.50%, 5/20/25	1,452,000	1,430,220
5.875%, 8/20/26	1,066,000	1,063,335
5.75%, 5/20/27	939,000	931,958
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/01/23	1,397,000	1,433,671

		6,314,536

TOTAL CORPORATE BONDS (Cost $1,765,849,206)		1,754,609,046

	Number of Shares
SECURITIES LENDING COLLATERAL — 6.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c) (Cost $111,668,629)	111,668,629	111,668,629

TOTAL INVESTMENTS — 103.9% (Cost $1,877,517,835)		$1,866,277,675
Other assets and liabilities, net — (3.9%)		(70,659,634)

NET ASSETS — 100.0%		$1,795,618,041

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2018

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL — 6.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c)
17,754,544	93,914,085	—	—	—	834,471	—	111,668,629	111,668,629

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $132,490,764, which is 7.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $26,636,855.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$1,754,609,046	$—	$1,754,609,046
Short-Term Investments	111,668,629	—	—	111,668,629

TOTAL	$111,668,629	$1,754,609,046	$—	$1,866,277,675

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the year ended August 31, 2018.

See Notes to Financial Statements.	70

This Page is Intentionally Left Blank

71

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2018

	Xtrackers Barclays International Corporate Bond Hedged ETF	Xtrackers Barclays International Treasury Bond Hedged ETF	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF
Assets
Investments in non-affiliated securities at value	$4,909,721	$4,785,311	$143,951,342	$134,010,317
Investment in DWS Government & Agency Securities Portfolio*	—	—	7,697,440	2,990,054
Cash	21,586	768	1,050,308	2,736,964
Foreign currency at value	2,615	27,230	—	—
Unrealized appreciation on forward foreign currency contracts	59,141	54,423	—	—
Receivables:
Investment securities sold	—	156,381	4,102,314	4,675,826
Interest	64,744	45,188	2,673,262	1,952,845
Securities lending income	—	—	14,821	1,616
Foreign tax reclaim	—	729	—	—

Total Assets	$5,057,807	$5,070,030	$159,489,487	$146,367,622

Liabilities
Payable upon return of securities loaned	$—	$—	$7,697,440	$2,990,054
Unrealized depreciation on forward foreign currency contracts	13,512	20,505	—	—
Payables:
Investment securities purchased	32,049	149,686	4,235,221	5,706,619
Investment advisory fees	1,277	1,040	43,735	29,135

Total Liabilities	46,838	171,231	11,976,396	8,725,808

Net Assets, at value	$5,010,969	$4,898,799	$147,513,091	$137,641,814

Net Assets Consist of
Paid-in capital	$5,009,594	$5,001,290	$149,584,274	$139,667,256
Undistributed net investment income	66,185	16,001	779,766	530,637
Accumulated net realized gain (loss)	(198,936)	(98,992)	(250,530)	(1,084,231)
Net unrealized appreciation (depreciation)	134,126	(19,500)	(2,600,419)	(1,471,848)

Net Assets, at value	$5,010,969	$4,898,799	$147,513,091	$137,641,814

Number of Common Shares outstanding	100,001	100,001	3,000,001	2,800,001

Net Asset Value	$50.11	$48.99	$49.17	$49.16

Investments in non-affiliated securities at cost	$4,819,615	$4,837,683	$146,551,761	$135,482,165

Value of securities loaned	$—	$—	$7,549,624	$2,879,002

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$7,697,440	$2,990,054

Non-cash collateral for securities on loan	$—	$—	$199,001	$—

Foreign currency at cost	$2,644	$27,400	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	72

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2018

	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield Corporate Bond ETF
Assets
Investments in non-affiliated securities at value	$38,622,715	$1,754,609,046
Investment in DWS Government & Agency Securities Portfolio*	2,437,670	111,668,629
Cash	1,338,046	17,371,160
Receivables:
Investment securities sold	879,657	20,549,637
Interest	699,511	29,513,215
Securities lending income	2,537	160,879

Total Assets	$43,980,136	$1,933,872,566

Liabilities
Payable upon return of securities loaned	$2,437,670	$111,668,629
Payables:
Investment securities purchased	1,779,922	26,285,127
Investment advisory fees	6,737	300,769

Total Liabilities	4,224,329	138,254,525

Net Assets, at value	$39,755,807	$1,795,618,041

Net Assets Consist of
Paid-in capital	$39,864,872	$1,801,772,083
Undistributed net investment income	178,095	8,479,077
Accumulated net realized gain (loss)	(64,402)	(3,392,959)
Net unrealized appreciation (depreciation)	(222,758)	(11,240,160)

Net Assets, at value	$39,755,807	$1,795,618,041

Number of Common Shares outstanding	800,001	36,000,001

Net Asset Value	$49.69	$49.88

Investments in non-affiliated securities at cost	$38,845,473	$1,765,849,206

Value of securities loaned	$2,359,140	$132,490,764

Investment in DWS Government & Agency Securities Portfolio at cost*	$2,437,670	$111,668,629

Non-cash collateral for securities on loan	$30,709	$26,636,855

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	73

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2018

	Xtrackers Barclays International Corporate Bond Hedged ETF	Xtrackers Barclays International Treasury Bond Hedged ETF	Xtrackers High Beta High Yield Bond ETF(1)	Xtrackers Low Beta High Yield Bond ETF(1)
Investment Income
Unaffiliated interest income*	$53,207	$45,668	$6,098,976	$3,867,375
Affiliated securities lending income	—	—	101,727	8,278
Unaffiliated securities lending income, net of borrower rebates	—	—	13,633	—

Total Investment Income	53,207	45,668	6,214,336	3,875,653

Expenses
Investment advisory fees	14,994	12,210	307,868	206,775
Other expenses	57	57	—	—

Total Expenses	15,051	12,267	307,868	206,775

Net Investment income (loss)	38,156	33,401	5,906,468	3,668,878

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	99,607	34,230	(250,530)	(1,084,231)
Foreign currency transactions	4,923	993	—	—
Forward foreign currency contracts	142,950	139,972	—	—

Net realized gain (loss)	247,480	175,195	(250,530)	(1,084,231)
Net change in unrealized appreciation (depreciation) on:
Investments	(259,085)	(194,410)	(2,600,419)	(1,471,848)
Foreign currency translations	(4,487)	(2,381)	—	—
Forward foreign currency contracts	60,558	53,075	—	—

Net change in unrealized appreciation (depreciation)	(203,014)	(143,716)	(2,600,419)	(1,471,848)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	44,466	31,479	(2,850,949)	(2,556,079)

Net Increase (Decrease) in Net Assets Resulting from Operations	$82,622	$64,880	$3,055,519	$1,112,799

* Unaffiliated foreign tax withheld	$131	$911	$650	$—

(1)	For the period January 11, 2018 (commencement of operations) through August 31, 2018.

See Notes to Financial Statements.	74

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended August 31, 2018

	Xtrackers Short Duration High Yield Bond ETF(1)	Xtrackers USD High Yield Corporate Bond ETF
Investment Income
Unaffiliated interest income*	$1,220,504	$53,772,576
Affiliated securities lending income	17,830	834,471
Unaffiliated securities lending income, net of borrower rebates	—	70,356

Total Investment Income	1,238,334	54,677,403

Expenses
Investment advisory fees	42,982	1,829,122
Other expenses	—	855

Total Expenses	42,982	1,829,977

Less fees waived (See Note 3):
Waiver	—	(7,524)

Net Expenses	42,982	1,822,453

Net Investment income (loss)	1,195,352	52,854,950

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(64,402)	(3,086,970)
In-kind redemptions	—	1,370,059
Payments by Affiliates (See Note 9)	—	25,000

Net realized gain (loss)	(64,402)	(1,691,911)
Net change in unrealized appreciation (depreciation) on:
Investments	(222,758)	(13,361,568)

Net change in unrealized appreciation (depreciation)	(222,758)	(13,361,568)

Net realized and unrealized gain (loss) on investments	(287,160)	(15,053,479)

Net Increase (Decrease) in Net Assets Resulting from Operations	$908,192	$37,801,471

* Unaffiliated foreign tax withheld	$193	$—

(1)	For the period January 10, 2018 (commencement of operations) through August 31, 2018.

See Notes to Financial Statements.	75

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Barclays International Corporate Bond Hedged ETF		Xtrackers Barclays International Treasury Bond Hedged ETF
	Year Ended August 31, 2018	For the Period October 25, 2016(1) to August 31, 2017	Year Ended August 31, 2018	For the Period October 25, 2016(1) to August 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$38,156	$43,069	$33,401	$25,064
Net realized gain (loss)	247,480	(256,450)	175,195	(165,134)
Net change in net unrealized appreciation (depreciation)	(203,014)	337,140	(143,716)	124,216

Net increase (decrease) in net assets resulting from operations	82,622	123,759	64,880	(15,854)

Distributions to Shareholders from
Net investment income	(113,203)	(91,803)	(63,240)	(88,277)

Total distributions	(113,203)	(91,803)	(63,240)	(88,277)

Fund Shares Transactions
Proceeds from shares sold	—	5,009,544	—	5,001,240

Net increase (decrease) in net assets resulting from fund share transactions	—	5,009,544	—	5,001,240

Total net increase (decrease) in Net Assets	(30,581)	5,041,500	1,640	4,897,109

Net Assets
Beginning of period	5,041,550	50	4,897,159	50

End of period	$5,010,969	$5,041,550	$4,898,799	$4,897,159

Distributions in excess of net investment income	$—	$—	$—	$(20,509)

Undistributed net investment income	$66,185	$13,177	$16,001	$—

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	1	100,001	1
Shares sold	—	100,000	—	100,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	100,001	100,001	100,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	76

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Short Duration High Yield Bond ETF
	For the Period January 11, 2018(1) to August 31, 2018	For the Period January 11, 2018(1) to August 31, 2018	For the Period January 10, 2018(1) to August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$5,906,468	$3,668,878	$1,195,352
Net realized gain (loss)	(250,530)	(1,084,231)	(64,402)
Net change in net unrealized appreciation (depreciation)	(2,600,419)	(1,471,848)	(222,758)

Net increase (decrease) in net assets resulting from operations	3,055,519	1,112,799	908,192

Distributions to Shareholders from
Net investment income	(5,126,702)	(3,138,241)	(1,017,257)

Total distributions	(5,126,702)	(3,138,241)	(1,017,257)

Fund Shares Transactions
Proceeds from shares sold	149,584,224	139,667,206	39,864,822

Net increase (decrease) in net assets resulting from fund share transactions	149,584,224	139,667,206	39,864,822

Total net increase (decrease) in Net Assets	147,513,041	137,641,764	39,755,757

Net Assets
Beginning of period	50	50	50

End of period	$147,513,091	$137,641,814	$39,755,807

Undistributed net investment income	$779,766	$530,637	$178,095

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1	1
Shares sold	3,000,000	2,800,000	800,000
Shares redeemed	—	—	—

Shares outstanding, end of period	3,000,001	2,800,001	800,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	77

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers USD High Yield Corporate Bond ETF
	Year Ended August 31, 2018	For the Period December 7, 2016(1) to August 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$52,854,950	$6,672,981
Net realized gain (loss)	(1,691,911)	498,452
Net change in net unrealized appreciation (depreciation)	(13,361,568)	2,121,408

Net increase (decrease) in net assets resulting from operations	37,801,471	9,292,841

Distributions to Shareholders from
Net investment income	(45,466,199)	(6,310,827)

Total distributions	(45,466,199)	(6,310,827)

Fund Shares Transactions
Proceeds from shares sold	1,813,276,805	275,645,051
Value of shares redeemed	(230,205,552)	(58,415,599)

Net increase (decrease) in net assets resulting from fund share transactions	1,583,071,253	217,229,452

Total net increase (decrease) in Net Assets	1,575,406,525	220,211,466

Net Assets
Beginning of period	220,211,516	50

End of period	$1,795,618,041	$220,211,516

Undistributed net investment income	$8,479,077	$1,090,326

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,300,001	1
Shares sold	36,350,000	5,450,000
Shares redeemed	(4,650,000)	(1,150,000)

Shares outstanding, end of period	36,000,001	4,300,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	78

DBX ETF Trust

Financial Highlights

Xtrackers Barclays International Corporate Bond Hedged ETF Selected Per Share Data	Year Ended 8/31/2018	Period Ended 8/31/2017(a)
Net Asset Value, beginning of period	$50.42	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.38	0.43
Net realized and unrealized gain (loss)	0.44	0.91

Total from investment operations	0.82	1.34

Less distributions from:
Net investment income	(1.13)	(0.92)

Total distributions	(1.13)	(0.92)

Net Asset Value, end of period	$50.11	$50.42

Total Return (%)	1.65	2.72	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5	5
Ratio of expenses (%)	0.30	0.30	*
Ratio of net investment income (loss) (%)	0.76	1.01	*
Portfolio turnover rate (%)(c)	28	36	**

Xtrackers Barclays International Treasury Bond Hedged ETF Selected Per Share Data	Year Ended 8/31/2018	Period Ended 8/31/2017(a)
Net Asset Value, beginning of period	$48.97	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.33	0.25
Net realized and unrealized gain (loss)	0.32	(0.40)

Total from investment operations	0.65	(0.15)

Less distributions from:
Net investment income	(0.63)	(0.88)

Total distributions	(0.63)	(0.88)

Net Asset Value, end of period	$48.99	$48.97

Total Return (%)	1.34	(0.27	)(d)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5	5
Ratio of expenses (%)	0.25	0.25	*
Ratio of net investment income (loss) (%)	0.68	0.60	*
Portfolio turnover rate (%)(c)	31	44	**

(a)	For the period October 25, 2016 (commencement of operations) through August 31, 2017.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.03%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	79

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers High Beta High Yield Bond ETF Selected Per Share Data	Period Ended 8/31/2018(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	2.07
Net realized and unrealized gain (loss)	(1.11)

Total from investment operations	0.96

Less distributions from:
Net investment income	(1.79)

Total distributions	(1.79)

Net Asset Value, end of period	$49.17

Total Return (%)	2.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	148
Ratio of expenses (%)	0.35	*
Ratio of net investment income (loss) (%)	6.71	*
Portfolio turnover rate (%)(c)	34	**

Xtrackers Low Beta High Yield Bond ETF Selected Per Share Data	Period Ended 8/31/2018(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.37
Net realized and unrealized gain (loss)	(1.05)

Total from investment operations	0.32

Less distributions from:
Net investment income	(1.16)

Total distributions	(1.16)

Net Asset Value, end of period	$49.16

Total Return (%)	0.68	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	138
Ratio of expenses (%)	0.25	*
Ratio of net investment income (loss) (%)	4.44	*
Portfolio turnover rate (%)(c)	52	**

(a)	For the period January 11, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	80

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Financial Highlights (Continued)

Xtrackers Short Duration High Yield Bond ETF Selected Per Share Data	Period Ended 8/31/2018(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(c)	1.76
Net realized and unrealized gain (loss)	(0.59)

Total from investment operations	1.17

Less distributions from:
Net investment income	(1.48)

Total distributions	(1.48)

Net Asset Value, end of period	$49.69

Total Return (%)	2.41	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	40
Ratio of expenses (%)	0.20	*
Ratio of net investment income (loss) (%)	5.56	*
Portfolio turnover rate (%)(d)	37	**

Xtrackers USD High Yield Corporate Bond ETF Selected Per Share Data	Year Ended 8/31/2018		Period Ended 8/31/2017(b)
Net Asset Value, beginning of period	$51.21		$50.00

Income (loss) from investment operations:
Net investment income (loss)(c)	2.89		2.07
Net realized and unrealized gain (loss)	(1.53)		1.11

Total from investment operations	1.36		3.18

Less distributions from:
Net investment income	(2.69)		(1.97)

Total distributions	(2.69)		(1.97)

Net Asset Value, end of period	$49.88		$51.21

Total Return (%)	2.76	(e)	6.43	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,796		220
Ratio of expenses before fee waiver (%)	0.20	*	0.25	*
Ratio of expenses after fee waiver (%)	0.20	*	0.25	*
Ratio of net investment income (loss) (%)	5.86	*	5.57	*
Portfolio turnover rate (%)(d)	32	**	36	**

(a)	For the period January 10, 2018 (commencement of operations) through August 31, 2018.
(b)	For the period December 7, 2016 (commencement of operations) through August 31, 2017.
(c)	Based on average shares outstanding during the period.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	81

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2018, the Trust consists of thirty-four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Barclays International Corporate Bond Hedged ETF
Xtrackers Barclays International Treasury Bond Hedged ETF
Xtrackers High Beta High Yield Bond ETF
Xtrackers Low Beta High Yield Bond ETF
Xtrackers Short Duration High Yield Bond ETF
Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers Barclays International Treasury Bond Hedged ETF offer shares that are listed and traded on the Cboe BZX Exchange (“Cboe”). Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Barclays International Corporate Bond Hedged ETF	Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged)
Xtrackers Barclays International Treasury Bond Hedged ETF	Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged)
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market Low Beta Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged) is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S. dollars) in the industrial, utility and financial sectors while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged) is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars) while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The Barclays Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will reflect the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the last calendar day of the preceding month. This means that no changes

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in the weights are made during the month to account for changes in the Underlying Index due to price movement of constituent securities. With respect to the bond components of the Underlying Index, the Underlying Index is rebalanced on the last calendar day of the month. No changes are made to constituent holdings other than on month end rebalancing dates.

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. The Solactive Indexes are rebalanced monthly on the last business day of each month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

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Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Accounting Standard Update    In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables-Nonrefundable fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require

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reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2018, the Funds did not incur any interest or penalties.

As of August 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Barclays International Corporate Bond Hedged ETF	$66,185	$(121,016)	$56,206	$1,375
Xtrackers Barclays International Treasury Bond Hedged ETF	16,001	(25,743)	(92,749)	(102,491)
Xtrackers High Beta High Yield Bond ETF	779,766	(213,295)	(2,637,654)	(2,071,183)
Xtrackers Low Beta High Yield Bond ETF	530,637	(1,075,625)	(1,480,454)	(2,025,442)
Xtrackers Short Duration High Yield Bond ETF	178,095	(49,118)	(238,042)	(109,065)
Xtrackers USD High Yield Corporate Bond ETF	8,479,077	(1,472,733)	(13,160,386)	(6,154,042)

The tax character of dividends and distributions declared for the periods ended August 31, 2018 and August 31, 2017 were as follows:

Period Ended August 31, 2018
Ordinary Income*
Xtrackers Barclays International Corporate Bond Hedged ETF	$113,203
Xtrackers Barclays International Treasury Bond Hedged ETF	63,240
Xtrackers High Beta High Yield Bond ETF	5,126,702
Xtrackers Low Beta High Yield Bond ETF	3,138,241
Xtrackers Short Duration High Yield Bond ETF	1,017,257
Xtrackers USD High Yield Corporate Bond ETF	45,466,199

Period Ended August 31, 2017
Ordinary Income*
Xtrackers Barclays International Corporate Bond Hedged ETF	$91,803
Xtrackers Barclays International Treasury Bond Hedged ETF	88,277
Xtrackers USD High Yield Corporate Bond ETF	6,310,827

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2018, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Barclays International Corporate Bond Hedged ETF	$48,787	$72,229	$121,016
Xtrackers Barclays International Treasury Bond Hedged ETF	25,743	—	25,743
Xtrackers USD High Yield Corporate Bond ETF	1,726	—	1,726

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next

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taxable year. During the period ended August 31, 2018, the following Funds incurred and will elect to defer post-October capital losses as follows:

Post-October Losses on Capital
Xtrackers High Beta High Yield Bond ETF	$213,295
Xtrackers Low Beta High Yield Bond ETF	1,075,625
Xtrackers Short Duration High Yield Bond ETF	49,118
Xtrackers USD High Yield Corporate Bond ETF	1,471,007

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to redemptions-in-kind and foreign currency. For the period ended August 31, 2018, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
Xtrackers Barclays International Corporate Bond Hedged ETF	$128,055	$(128,055)	$—
Xtrackers Barclays International Treasury Bond Hedged ETF	66,349	(66,349)	—
Xtrackers USD High Yield Corporate Bond ETF	—	(961,905)	961,905

As of August 31, 2018, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Barclays International Corporate Bond Hedged ETF	$4,851,536	$57,815	$130,313	$(72,498)
Xtrackers Barclays International Treasury Bond Hedged ETF	4,876,867	(74,547)	90,504	(165,051)
Xtrackers High Beta High Yield Bond ETF	154,286,436	(2,637,654)	1,556,723	(4,194,377)
Xtrackers Low Beta High Yield Bond ETF	138,480,825	(1,480,454)	240,562	(1,721,016)
Xtrackers Short Duration High Yield Bond ETF	41,298,427	(238,042)	272,032	(510,074)
Xtrackers USD High Yield Corporate Bond ETF	1,879,438,061	(13,160,386)	10,074,831	(23,235,217)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of August 31, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

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Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or U.S. Treasury securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2018, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of August 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2018, the Funds listed below had securities on loan, which were classified as bonds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Xtrackers High Beta High Yield Bond ETF
Corporate Bonds	$7,697,440	$—	$—	$199,001	$7,896,441

Gross amount of recognized liabilities for securities lending transactions					$7,896,441

Xtrackers Low Beta High Yield Bond ETF
Corporate Bonds	$2,990,054	$—	$—	$—	$2,990,054

Gross amount of recognized liabilities for securities lending transactions					$2,990,054

Xtrackers Short Duration High Yield Bond ETF
Corporate Bonds	$2,437,670	$—	$—	$30,709	$2,468,379

Gross amount of recognized liabilities for securities lending transactions					$2,468,379

Xtrackers USD High Yield Corporate Bond ETF
Corporate Bonds	$111,668,629	$1,370,312	$575,249	$24,691,294	$138,305,484

Gross amount of recognized liabilities for securities lending transactions					$138,305,484

During the year ended August 31, 2018, Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers Barclays International Treasury Bond Hedged ETF had no securities on loan.

Derivatives

Forward Foreign Currency Contracts    Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers Barclays International Treasury Bond Hedged ETF enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

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A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended August 31, 2018, the Funds invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward foreign currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of August 31, 2018 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S. currencies during the year ended August 31, 2018.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Barclays International Corporate Bond Hedged ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$59,141	Unrealized depreciation on forward foreign currency contracts	$13,512

Xtrackers Barclays International Treasury Bond Hedged ETF
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$54,423	Unrealized depreciation on forward foreign currency contracts	$20,505

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Forward Foreign Currency Contracts — Foreign Exchange Contracts
Xtrackers Barclays International Corporate Bond Hedged ETF	$142,950
Xtrackers Barclays International Treasury Bond Hedged ETF	139,972

Net Change in Unrealized Appreciation (Depreciation) on:

Forward Foreign Currency Contracts — Foreign Exchange Contracts
Xtrackers Barclays International Corporate Bond Hedged ETF	$60,558
Xtrackers Barclays International Treasury Bond Hedged ETF	53,075

For the year ended August 31, 2018 the average monthly volume of derivatives was as follows:

Forward Foreign Currency Contracts (Contract Value)
Xtrackers Barclays International Corporate Bond Hedged ETF	$(4,978,586)
Xtrackers Barclays International Treasury Bond Hedged ETF	(4,666,913)

As of August 31, 2018, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain

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counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers Barclays International Corporate Bond Hedged ETF
The Bank of Nova Scotia	$59,141	$(13,512)	$—	$45,629	$13,512	$(13,512)	$—	$—
Xtrackers Barclays International Treasury Bond Hedged ETF
The Bank of Nova Scotia	$54,423	$(20,505)	$—	$33,918	$20,505	$(20,505)	$—	$—

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Barclays International Corporate Bond Hedged ETF	0.30%
Xtrackers Barclays International Treasury Bond Hedged ETF	0.25%
Xtrackers High Beta High Yield Bond ETF	0.35%
Xtrackers Low Beta High Yield Bond ETF	0.25%
Xtrackers Short Duration High Yield Bond ETF	0.20%

For its investment advisory services to Xtrackers USD High Yield Corporate Bond ETF for the period from September 1, 2017 through November 14, 2017, the Advisor received a unitary management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.25%.

For the period from October 27, 2017 through November 14, 2017, the Advisor had voluntarily agreed to waive a portion of its unitary management fee to the extent necessary to prevent the operating expenses of Xtrackers USD High Yield Corporate Bond ETF from exceeding 0.20% of the Fund’s average daily net assets. For the period from October 27, 2017 through November 14, 2017, the Advisor waived $ 7,524 of expenses to the Fund.

Effective November 15, 2017 the Board of Trustees approved a reduction in Xtrackers USD High Yield Corporate Bond ETF’s unitary management fee to 0.20% and accordingly terminated the Advisor’s voluntary expense limitation.

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

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Notes to Financial Statements (Continued)

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended August 31, 2018, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Barclays International Corporate Bond Hedged ETF	$1,519,970	$1,362,916
Xtrackers Barclays International Treasury Bond Hedged ETF	1,698,490	1,485,430
Xtrackers High Beta High Yield Bond ETF (1)	45,236,505	42,246,446
Xtrackers Low Beta High Yield Bond ETF (1)	61,204,247	60,064,574
Xtrackers Short Duration High Yield Bond ETF (2)	14,955,168	11,226,038
Xtrackers USD High Yield Corporate Bond ETF	305,011,434	285,173,401

For the year ended August 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF (1)	$143,600,935	$—
Xtrackers Low Beta High Yield Bond ETF (1)	136,115,847	—
Xtrackers Short Duration High Yield Bond ETF (2)	35,280,852	—
Xtrackers USD High Yield Corporate Bond ETF	1,762,395,270	226,607,256

(1)	For the period January 11, 2018 (commencement of operations) through August 31, 2018.
(2)	For the period January 10, 2018 (commencement of operations) through August 31, 2018.

Transactions with Affiliates.    The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the period ended August 31, 2018, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF (1)	$8,870,359	$18,066,056	$25,809
Xtrackers Low Beta High Yield Bond ETF (1)	18,066,056	8,870,359	(281,145)

(1)	For the period January 11, 2018 (commencement of operations) through August 31, 2018.

5. Fund Share Transactions

As of August 31, 2018, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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Notes to Financial Statements (Continued)

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2018, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers Barclays International Corporate Bond Hedged ETF	60%
Xtrackers Barclays International Treasury Bond Hedged ETF	18%

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Barclays International Corporate Bond Hedged ETF, Xtrackers Barclays International Treasury Bond Hedged ETF, Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at August 31, 2018.

Pro-rata Share
Xtrackers Barclays International Corporate Bond Hedged ETF	$1,050,000
Xtrackers Barclays International Treasury Bond Hedged ETF	1,050,000
Xtrackers USD High Yield Corporate Bond ETF	5,250,000

8. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

9. Payments by Affiliates

During the year ended August 31, 2018, the Advisor agreed to reimburse the Xtrackers USD High Yield Corporate Bond ETF $25,000 for a loss incurred on trades executed incorrectly. The amount of the loss was less than 0.01% of the Fund’s average net assets thus having no impact on the Fund’s total return.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers Barclays International Corporate Bond Hedged ETF, Xtrackers Barclays International Treasury Bond Hedged ETF, Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield Corporate Bond ETF, and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Barclays International Corporate Bond Hedged ETF, Xtrackers Barclays International Treasury Bond Hedged ETF, Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, and Xtrackers USD High Yield Corporate Bond ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust), including the schedules of investments, as of August 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at August 31, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. general accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers Barclays International Corporate Bond Hedged ETF Xtrackers Barclays International Treasury Bond Hedged ETF	For the year ended August 31, 2018	For the year ended August 31, 2018 and the period from October 25, 2016 (commencement of operations) through August 31, 2017
Xtrackers USD High Yield Corporate Bond ETF	For the year ended August 31, 2018	For the year ended August 31, 2018 and the period from December 7, 2016 (commencement of operations) through August 31, 2017
Xtrackers High Beta High Yield Bond ETF Xtrackers Low Beta High Yield Bond ETF	For the period from January 11, 2018 (commencement of operations) through August 31, 2018
Xtrackers Short Duration High Yield Bond ETF	For the period from January 10, 2018 (commencement of operations) through August 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

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Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 29, 2018

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DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	34	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Executive Officer, 2X Oncology, Inc. (2017-present); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	34
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	34	Ilex Partners (Asia), LLC; Old Westbury Funds.

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Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at DWS Investment Management Americas, Inc. (2008-present); Manager, Treasurer and Chief Financial Officer of the Advisor (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-present); Chief Financial Officer of RREEF America LLC (2018-present).	34	The Advisor, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in DWS and Chief of Staff Office in the Americas for the Traditional Asset Classes Department (2014-present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-present), the Advisor and DBX Strategic Advisors LLC and DB Commodity Services LLC (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in DWS and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Advisor (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

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Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 345 Park Avenue New York, New York 10154	Chief Compliance Officer	Since 2010	Director in the DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Managing Director in DWS (2018-present); Director in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at Deutsche Bank AG (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
Leslie Lowenbraun (1953) 345 Park Avenue New York, New York 10154	Secretary	Since 2016	Director in U.S. Retail Passive Legal of DWS (2018-present) and Chief Legal Officer of the Advisor (2017-present); Vice President in U.S. Retail Passive Legal of DWS (2014-2018) ; Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
Amy McDonald (1978) One International Place Boston, Massachusetts 02110	Assistant Secretary	Since 2018	Vice President in U.S. Retail Passive Legal of DWS (2018-present); Vice President, Fidelity Investments Asset Management Compliance (2016-2017); Legal Counsel and Senior Legal Counsel, Fidelity Investments (2010-2016).
Kevin Teevan (1973) 345 Park Avenue New York, New York 10154	Assistant Treasurer	Since 2018	Vice President in Finance for U.S. Traditional Asset Classes of DWS (2018-present); Vice President in Chief Operating Office for Global Transaction Banking at Deutsche Bank AG (2014-2017); Vice President in Finance for U.S. Passive Asset Management Platform at Deutsche Bank AG (2011-2014).
Christina A. Morse (1964) BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place Brooklyn, NY 11217	Assistant Secretary	Since 2016	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

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Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, or group of industries, country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. These funds are non-diversified and can take larger positions in fewer issues, increasing their potential risk. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. A Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”) The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

HYUP, HYDW, SHYL, and HYLB are not sponsored, promoted, sold or supported in any other manner by Solactive AG (the “Licensor”) nor does the trademark or the Index Price at any time or in any other respect.

Barclays Bank PLC and its affiliates (“Barclays”) are not the issuer or producer of Xtrackers Barclays International Treasury Bond Hedged ETF or Xtrackers Barclays International Corporate Bond Hedged ETF (the “Funds”) and Barclays has no responsibilities, obligations or duties to investors in the Funds.

Copyright © 2018 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Group GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-052201-2 (10/18) DBX003551 (10/19)

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $259,680 for 2018 and $168,680 for 2017.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $25,000 for 2017. These services consisted of security counts related to Rule 17f-2 under the Investment Company Act of 1940.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $168,555 for 2018 and $193,242 for 2017.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2018 and $0 for 2017.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2018 and $0 for 2017.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date November 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date November 2, 2018

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date November 2, 2018

*	Print the name and title of each signing officer under his or her signature.